1933 Act File No. 2-94560
                                          1940 Act File No. 811-4154

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 47                X

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                               Amendment No. 47                        X

                           EVERGREEN INVESTMENT TRUST
                          (formerly First Union Funds)

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (914) 694-2020
                         (Registrant's Telephone Number)

                            James P. Wallin, Esquire,
                             2500 Westchester Avenue
                            Purchase, New York 10577
                     (Name and Address of Agent for Service)

                                   Copies to:

                             John A. Dudley, Esquire
                              Sullivan & Worcester
                           1025 Connecticut Ave., N.W.
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box) /X/ Immediately upon filing pursuant to paragraph (b) or / / on (date) pursuant to paragraph (b) or / / 60 days after filing pursuant to paragraph (a)(i) or / / on (date) pursuant to paragraph (a)(i) or / / 75 days after filing pursuant to paragraph (a)(ii) or
/ / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment
/ / 60 days after filing pursuant to paragraph (a)(i) / / on (date) pursuant to paragraph (a)(i)


Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

/X/ filed the Notice required by that Rule on October 31, 1996; or / / intends to file the Notice required by that Rule on or about (date); or

/ / during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.



                          CROSS REFERENCE SHEET
     This Amendment to the Registration Statement of EVERGREEN INVESTMENT TRUST, formerly known as FIRST UNION FUNDS, is comprised of seven of the Trust's portfolios: (1) Evergreen High Grade Tax Free Fund (formerly, First Union High Grade Tax Free Portfolio), (2) Evergreen Treasury Money Market Fund (formerly, First Union Treasury Money Market Portfolio), (3) Evergreen North Carolina Municipal Bond Fund (formerly, First Union North Carolina Municipal Bond Portfolio), (4) Evergreen Florida Municipal Bond Fund (formerly, First Union Florida Municipal Bond Portfolio), (5) Evergreen Georgia Municipal Bond Fund (formerly, First Union Georgia Municipal Bond Portfolio), (6) Evergreen Virginia Municipal Bond Fund (formerly, First Union Virginia Municipal Bond Portfolio),and (7) Evergreen South Carolina Municipal Bond Fund (formerly, First Union South Carolina Municipal Bond Portfolio). Each of the portfolios consist of three separate classes of shares: (a) Class Y Shares, (b) Class A Shares, and
(c) Class B Shares, with the following exception: Evergreen Treasury Money Market Fund, which consists of: (a) Class Y Shares and (b) Class A Shares.

                              CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

N-1A Item No.                                       Location in Prospectus(es)

Part A

Item 1.   Cover Page                                Cover Page

Item 2.   Synopsis and Fee Table                    Overview of the Fund(s);
                                                    Expense Information

Item 3.   Condensed Financial Information           Financial Highlights

Item 4.   General Description of Registrant         Cover Page; Description of
                                                      the Funds; General
                                                      Information

Item 5.   Management of the Fund                    Management of the Fund(s);
                                                      General Information


Item 6.   Capital Stock and Other Securities        Dividends, Distributions and
                                                      Taxes; General
                                                      Information

Item 7.   Purchase of Securities Being Offered      Purchase and Redemption of
                                                      Shares

Item 8.   Redemption or Repurchase                  Purchase and Redemption of
                                                      Shares

Item 9.   Pending Legal Proceedings                 Not Applicable

                                                    Location in Statement of
Part B                                                Additional Information

Item 10.  Cover Page                                Cover Page

Item 11.  Table of Contents                         Table of Contents

Item 12.  General Information and History           Not Applicable

Item 13.  Investment Objectives and Policies        Investment Objectives and
                                                      Policies;Investment
                                                      Restrictions; Other
                                                      Restrictions and
                                                      Operating Policies

Item 14.  Management of the Fund                    Management

Item 15.  Control Persons and Principal             Management
           Holders of Securities

Item 16.  Investment Advisory and Other Services    Investment Adviser;
                                                    Purchase of Shares

Item 17.  Brokerage Allocation                      Allocation of Brokerage

Item 18.  Capital Stock and Other Securities        Purchase of Shares

Item 19.  Purchase, Redemption and Pricing of       Distribution Plans; Purchase
          Securities Being Offered                    of Shares; Net Asset Value

Item 20.  Tax Status                                Additional Tax Information

Item 21.  Underwriters                              Distribution Plans; Purchase
                                                      of Shares

Item 22.  Calculation of Performance Data           Performance Information

Item 23.  Financial Statements                      Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

*******************************************************************************

  PROSPECTUS                                                 October 31, 1996
  EVERGREEN(SM) STATE SPECIFIC TAX-FREE FUNDS           (Evergreen tree logo)
  EVERGREEN FLORIDA MUNICIPAL BOND FUND
  EVERGREEN GEORGIA MUNICIPAL BOND FUND
  EVERGREEN NEW JERSEY TAX-FREE INCOME FUND
  EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
  EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
  EVERGREEN VIRGINIA MUNICIPAL BOND FUND
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
  CLASS A SHARES
  CLASS B SHARES
           The Evergreen State Specific Tax-Free Funds (the "Funds") are designed to provide investors with current income exempt from Federal income tax and certain state income tax. This Prospectus provides information regarding the Class A and Class B shares offered by the Funds. Each Fund is, or is a series of, an open-end, non-diversified, management investment company except for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND which is diversified. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.
           A "Statement of Additional Information" for the Funds and certain other funds in the Evergreen group of mutual funds dated October 31, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 807-2940. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE INVESTMENT RISKS.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND WILL INVEST AT LEAST 65% OF THE VALUE OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES CONSISTING OF HIGH YIELD (I.E., HIGH RISK), MEDIUM, LOWER RATED AND UNRATED BONDS. SUCH SECURITIES ARE COMMONLY CALLED JUNK BONDS AND ARE SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL THAN HIGHER RATED SECURITIES. LOWER QUALITY SECURITIES INVOLVE A GREATER RISK OF DEFAULT AND, CONSEQUENTLY, SHARES OF THE EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND ARE SPECULATIVE SECURITIES.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        6
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                18
         Investment Practices and Restrictions             21
MANAGEMENT OF THE FUNDS
         Investment Adviser                                26
         Portfolio Managers                                27
         Distribution Plans and Agreements                 28
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 29
         How to Redeem Shares                              31
         Exchange Privilege                                32
         Shareholder Services                              32
         Effect of Banking Laws                            33
OTHER INFORMATION
         Dividends, Distributions and Taxes                33
         General Information                               35

                             OVERVIEW OF THE FUNDS
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The Capital Management Group of First Union National Bank of North Carolina serves as investment adviser to the Evergreen State Specific Tax-Free Funds which include: EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. First Union National Bank of North Carolina is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States.
       EVERGREEN FLORIDA MUNICIPAL BOND FUND seeks current income exempt from federal income tax consistent with preservation of capital. In addition, the Fund intends to qualify as an investment exempt from the Florida state intangibles tax.
       EVERGREEN GEORGIA MUNICIPAL BOND FUND seeks current income exempt from federal income tax and Georgia state income tax, consistent with preservation of capital.
       EVERGREEN NEW JERSEY TAX-FREE INCOME FUND seeks a high level of income, exempt from federal and New Jersey personal income taxes.
       EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND seeks current income exempt from federal income tax and North Carolina state income tax, consistent with preservation of capital. In addition, the Fund intends to qualify as an investment substantially exempt from the North Carolina intangible personal property tax.
       EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND seeks current income exempt from federal income tax and South Carolina state income tax.
       EVERGREEN VIRGINIA MUNICIPAL BOND FUND seeks current income exempt from federal income tax and Virginia state income tax, consistent with preservation of capital.
       EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND seeks to provide a high level of current income exempt from federal income tax. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in municipal securities consisting of high yield (i.e., high risk), medium, lower rated and unrated bonds.
       THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in Class A and Class B Shares of a Fund. For further information see "Purchase and Redemption of Fund Shares" and "General Information -- Other Classes of Shares".

SHAREHOLDER TRANSACTION EXPENSES                                Class A Shares                  Class B Shares
Maximum Sales Charge Imposed on Purchases                            4.75%                           None
(as a % of offering price)
Sales Charge on Dividend Reinvestments                               None                            None
Contingent Deferred Sales Charge (as a % of original purchase        None        5% during the first year, 4% during the
price or redemption proceeds, whichever is lower)                                second year, 3% during the third and fourth
                                                                                 years, 2% during the fifth year, 1% during
                                                                                 the sixth year and 0% after the sixth year
Redemption Fee                                                       None                            None
Exchange Fee                                                         None                            None

       The following tables show for each Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to each Class of Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming
(i) a 5% annual return and (ii) redemption at the end of each period and, additionally for Class B shares, no redemption at the end of each period.
       In the following examples (i) the expenses for Class A Shares assume deduction of the maximum 4.75% sales charge at the time of purchase, (ii) the expenses for Class B Shares assume deduction at the time of redemption (if applicable) of the maximum contingent deferred sales charge applicable for that time period, and (iii) the expenses for Class B Shares reflect the conversion to Class A Shares eight years after purchase (years eight through ten, therefore, reflect Class A expenses).

EVERGREEN FLORIDA MUNICIPAL BOND FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                 EXPENSES                                     at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees               .50%       .50%
                                                 After 1 Year                 $  57      $  68        $ 18
12b-1 Fees*                   .25%       .75%
                                                 After 3 Years                $  78      $  86        $ 56
Shareholder Service Fees        --       .25%
                                                 After 5 Years                $ 101      $ 116        $ 96
Other Expenses                .27%       .27%
                                                 After 10 Years               $ 166      $ 179        $179
Total                        1.02%      1.77%

EVERGREEN GEORGIA MUNICIPAL BOND FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                EXPENSES**                                    at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees               .50%       .50%
                                                 After 1 Year                 $  60      $  70        $ 20
12b-1 Fees*                   .25%       .75%
                                                 After 3 Years                $  85      $  93        $ 63
Shareholder Service Fees        --       .25%
                                                 After 5 Years                $ 113      $ 128        $108
Other Expenses                .50%       .50%
                                                 After 10 Years               $ 191      $ 204        $204
Total                        1.25%      2.00%

EVERGREEN NEW JERSEY TAX-FREE INCOME FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                 EXPENSES                                     at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees               .50%       .50%
                                                 After 1 Year                 $  58      $  69        $ 19
12b-1 Fees*                   .25%       .75%
                                                 After 3 Years                $  81      $  89        $ 59
Shareholder Service Fees        --       .25%
                                                 After 5 Years                $ 106      $ 121        $101
Other Expenses                .37%       .37%
                                                 After 10 Years               $ 177      $ 190        $190
Total                        1.12%      1.87%

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                EXPENSES**                                    at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees               .50%       .50%
                                                 After 1 Year                 $  60      $  70        $ 20
12b-1 Fees*                   .25%       .75%
                                                 After 3 Years                $  85      $  93        $ 63
Shareholder Service Fees        --       .25%
                                                 After 5 Years                $ 113      $ 128        $108
Other Expenses                .50%       .50%
                                                 After 10 Years               $ 191      $ 204        $204
Total                        1.25%      2.00%

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                EXPENSES**                                    at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees               .50%       .50%
                                                 After 1 Year                 $  60      $  70        $ 20
12b-1 Fees*                   .25%       .75%
                                                 After 3 Years                $  85      $  93        $ 63
Shareholder Service Fees        --       .25%
                                                 After 5 Years                $ 113      $ 128        $108
Other Expenses                .50%       .50%
                                                 After 10 Years               $ 191      $ 204        $204
Total                        1.25%      2.00%

EVERGREEN VIRGINIA MUNICIPAL BOND FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                EXPENSES**                                    at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees               .50%       .50%
                                                 After 1 Year                 $  60      $  70        $ 20
12b-1 Fees*                   .25%       .75%
                                                 After 3 Years                $  85      $  93        $ 63
Shareholder Service Fees        --       .25%
                                                 After 5 Years                $ 113      $ 128        $108
Other Expenses                .50%       .50%
                                                 After 10 Years               $ 191      $ 204        $204
Total                        1.25%      2.00%

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
                                                                                         EXAMPLES
                                                                                  Assuming          Assuming
                             ANNUAL OPERATING                                    Redemption            no
                                 EXPENSES                                     at End of Period     Redemption
                            Class A    Class B                               Class A    Class B     Class B
Management Fees               .60%       .60%
                                                 After 1 Year                 $  59      $  69        $ 19
12b-1 Fees*                   .25%      1.00%
                                                 After 3 Years                $  82      $  89        $ 59
Other Expenses                .29%       .29%
                                                 After 5 Years                $ 107      $ 122        $102
                                                 After 10 Years               $ 180      $ 192        $192
Total                        1.14%      1.89%

From time to time each Fund's adviser may, at its discretion, reduce or waive its fees or reimburse these Funds for certain of their other expenses in order to reduce their expense ratios. Each Fund's adviser may cease these voluntary waivers and reimbursements at any time.
* Class A Shares can pay up to .75 of 1% of average annual net assets as a 12b-1 Fee. For the forseeable future, the Class A Shares 12b-1 Fees will be limited to .25 of 1% of average annual net assets. For Class B Shares of EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, a portion of the 12b-1 Fees equivalent to .25 of 1% of average annual assets will be shareholder servicing-related. Distribution-related 12b-1 Fees will be limited to
  .75 of 1% of average annual assets as permitted under the rules of the National Association of Securities Dealers, Inc.
                                       4

           The estimated annual operating expenses and examples do not reflect fee waivers and expense reimbursements for the most recent fiscal period. Actual expenses for Class A and B Shares net of fee waivers and expense reimbursements for the fiscal period ended August 31, 1996 were as follows:

                                                                                     CLASS A    CLASS B
  EVERGREEN FLORIDA MUNICIPAL BOND FUND                                                 .63%     1.56%
  EVERGREEN GEORGIA MUNICIPAL BOND FUND                                                 .88%     1.63%
  EVERGREEN NEW JERSEY TAX-FREE INCOME FUND                                             .34%     1.28%
  EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND                                         1.08%     1.83%
  EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND                                          .86%     1.61%
  EVERGREEN VIRGINIA MUNICIPAL BOND FUND                                                .93%     1.68%
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND                                     .85%     1.59%

  ** Reflects agreements by the investment adviser to limit aggregate operating expenses (including the investment advisory fees, but excluding interest, taxes, brokerage commissions, Rule 12b-1 Fees, shareholder servicing fees and extraordinary expenses) of EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND to 1% of average net assets for the foreseeable future. Absent such agreements, the estimated annual operating expenses for the Funds would be as follows:

                                                                                     CLASS A    CLASS B
EVERGREEN GEORGIA MUNICIPAL BOND FUND                                                 2.82%      3.54%
EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND                                          1.35%      2.10%
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND                                          4.00%      4.76%
EVERGREEN VIRGINIA MUNICIPAL BOND FUND                                                3.47%      4.23%

       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for its most recent fiscal period. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds." As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.
                                       5

                              FINANCIAL HIGHLIGHTS
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. The information in the tables for EVERGREEN FLORIDA MUNICIPAL BOND FUND for the periods ended August 31, 1996 and August 31, 1995 has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for each of the years in the three-year period ended April 30, 1995 was audited by Tait, Weller & Baker, the Fund's prior independent auditors. The information in the tables for EVERGREEN NEW JERSEY TAX-FREE INCOME FUND for each of the periods from March 1, 1993 through August 31, 1996 has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for EVERGREEN NEW JERSEY TAX-FREE INCOME FUND for the year ended February 28, 1993 has been audited by Price Waterhouse LLP, the Fund's prior independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each of the periods from May 1, 1995 through August 31, 1996 has been audited by Price Waterhouse LLP, the Fund's current independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each of the years in the two-year period ended April 30, 1995 and for the period June 17, 1992 (commencement of operations) through April 30, 1993 was audited by Tait, Weller & Baker, the Fund's prior independent auditors. A report of KPMG Peat Marwick LLP, Price Waterhouse LLP or Tait, Weller & Baker, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       Further information about each Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge. EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                      FOUR
                                                     MONTHS
                                      YEAR ENDED     ENDED
                                      AUGUST 31,   AUGUST 31,                       YEAR ENDED APRIL 30,
                                         1996       1995#++      1995++     1994++     1993++     1992++    1991++    1990++
PER SHARE DATA:
Net asset value, beginning of
  period............................      $9.74        $9.61       $9.52      $9.95      $9.35      $9.21     $8.80    $9.09
Income (loss) from investment
  operations:
Net investment income...............        .54          .19         .54        .56        .56        .61       .66      .58
Net realized and unrealized gain
  (loss) on investments.............       (.04)         .22         .11       (.36)       .67        .22       .43     (.24)
  Total from investment
    operations......................        .50          .41         .65        .20       1.23        .83      1.09      .34
Less distributions to shareholders
  from:
Net investment income...............       (.54)        (.19)       (.54)      (.56)      (.56)      (.61)     (.68)    (.59)
Distributions in excess of net
  investment income.................         --         (.03)         --         --         --         --        --       --
Net realized gains..................         --         (.06)       (.02)      (.07)      (.07)      (.04)       --     (.04)
Paid-in capital.....................         --           --          --         --         --       (.04)       --       --
  Total distributions...............       (.54)        (.28)       (.56)      (.63)      (.63)      (.69)     (.68)    (.63)
  Net asset value, end of period....      $9.70        $9.74       $9.61      $9.52      $9.95      $9.35     $9.21    $8.80
TOTAL RETURN+.......................       5.1%         4.2%        7.1%       1.9%      13.6%       9.3%     12.9%     3.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted)..........................   $115,723     $136,449    $168,542   $199,612   $198,286   $147,996   $75,791   $7,286
Ratios to average net assets:
  Expenses..........................       .63%**       .82%++**     .61%      .56%       .58%       .41%**    .10%**   .10%**
  Net investment income.............      5.46%**      4.89%++**    5.73%     5.37%      5.66%      6.12%**   6.55%**  6.15%**
Portfolio turnover rate.............        30%          29%         53%        32%        24%        24%       66%      82%
                                       MAY 11,
                                        1988*
                                       THROUGH
                                      APRIL 30,
                                       1989++
PER SHARE DATA:
Net asset value, beginning of
  period............................     $8.82
Income (loss) from investment
  operations:
Net investment income...............       .47
Net realized and unrealized gain
  (loss) on investments.............       .22
  Total from investment
    operations......................       .69
Less distributions to shareholders
  from:
Net investment income...............      (.42)
Distributions in excess of net
  investment income.................        --
Net realized gains..................        --
Paid-in capital.....................        --
  Total distributions...............      (.42)
  Net asset value, end of period....     $9.09
TOTAL RETURN+.......................      9.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted)..........................      $717
Ratios to average net assets:
  Expenses..........................      .30%**++
  Net investment income.............     5.30%**++
Portfolio turnover rate.............        2%

#  The Fund changed its fiscal year-end from April 30 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                   YEAR                                                         MAY 11, 1988*
                                                  ENDED            FOUR MONTHS                                     THROUGH
                                                AUGUST 31,            ENDED           YEAR ENDED APRIL 30,        APRIL 30,
                                                   1996          AUGUST 31, 1995#    1992     1991     1990         1989
Expenses..................................          .95%               1.05%          .68%     .88%    5.14%        20.40%
Net investment income (loss)..............         5.14%               4.66%         5.85%    5.77%    1.01%       (14.80%)

++ On June 30, 1995, ABT Florida Tax-Free Fund sold its net assets to First
   Union Florida Municipal Bond Portfolio which was subsequently renamed Evergreen Florida Municipal Bond Fund. ABT Florida Tax-Free Fund was the accounting survivor in the combination. Accordingly, the information stated in the above table prior to the combination reflects the results of ABT Florida Tax-Free Fund. The net asset values per share and related per share data have been restated to reflect the conversion of shares.
                                       6

EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS B AND Y SHARES

                                                                                 CLASS B SHARES              CLASS Y SHARES
                                                                                           JUNE 30,                    JUNE 30,
                                                                                            1995*                       1995*
                                                                            YEAR ENDED     THROUGH      YEAR ENDED     THROUGH
                                                                            AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                                               1996        1995#|         1996        1995#|
PER SHARE DATA:
Net asset value, beginning of period.....................................       $9.74         $9.67         $9.74        $9.67
Income (loss) from investment operations:
Net investment income....................................................         .44           .07           .53          .09
Net realized and unrealized gain (loss) on investments...................        (.04)          .10          (.03)         .10
  Total from investment operations.......................................         .40           .17           .50          .19
Less distributions to shareholders from:
Net investment income....................................................        (.44)         (.07)         (.54)        (.09)
Distributions in excess of net investment income.........................          --          (.03)           --         (.03)
Net realized gains.......................................................          --            --            --           --
Paid-in capital..........................................................          --            --            --           --
  Total distributions....................................................        (.44)         (.10)         (.54)        (.12)
  Net asset value, end of period.........................................       $9.70         $9.74         $9.70        $9.74
TOTAL RETURN+............................................................        4.2%          1.5%          5.2%         1.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)................................    $ 28,849      $ 27,351      $ 12,259       $3,602
Ratios to average net assets:
  Expenses...............................................................       1.56%**       1.44%**       .57%**       .59%**++
  Net investment income..................................................       4.52%**       3.22%**      5.55%**      4.93%**++
Portfolio turnover rate..................................................         30%           29%           30%          29%

#  The Fund changed its fiscal year-end from April 30 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                 CLASS B SHARES              CLASS Y SHARES
                                                                                           JUNE 30,                    JUNE 30,
                                                                                            1995*                       1995*
                                                                            YEAR ENDED     THROUGH      YEAR ENDED     THROUGH
                                                                            AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                                               1996          1995          1996          1995
Expenses.................................................................      1.76%         1.64%          .77%          .79%
Net investment income....................................................      4.32%         3.02%         5.35%         4.73%

| On June 30, 1995, ABT Florida Tax-Free Fund sold its net assets to First Union Florida Municipal Bond Portfolio which was subsequently renamed Evergreen Florida Municipal Bond Fund. ABT Florida Tax-Free Fund was the accounting survivor in the combination. Accordingly, the information stated in the above table prior to the combination reflects the results of ABT Florida Tax-Free Fund. The net asset values per share and related per share data have been restated to reflect the conversion of shares.
                                       7

EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                      EIGHT MONTHS                             JULY 2, 1993*
                                                   YEAR ENDED            ENDED             YEAR ENDED             THROUGH
                                                 AUGUST 31, 1996    AUGUST 31, 1995#    DECEMBER 31, 1994    DECEMBER 31, 1993
PER SHARE DATA:
Net asset value, beginning of period..........         $9.47              $8.74              $ 10.19              $ 10.00
Income (loss) from investment operations......
Net investment income.........................           .48                .33                  .48                  .20
Net realized and unrealized gain (loss) on
  investments.................................           .10                .73                (1.45)                 .19
  Total from investment operations............           .58               1.06                 (.97)                 .39
Less distributions to shareholders from net
  investment income...........................          (.48)              (.33)                (.48)                (.20)
  Net asset value, end of period..............         $9.57              $9.47                $8.74               $10.19
TOTAL RETURN+.................................          6.2%              12.3%                (9.6%)                4.0%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).....        $1,954             $2,098               $1,387                 $817
Ratios to average net assets:
  Expenses**..................................          .88%               .71%++               .53%                 .25%++
  Net investment income**.....................         4.96%              5.39%++              5.26%                4.71%++
Portfolio turnover rate.......................           21%                91%                 147%                  15%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                                      EIGHT MONTHS                             JULY 2, 1993*
                                                   YEAR ENDED       ENDED AUGUST 31,       YEAR ENDED             THROUGH
                                                 AUGUST 31, 1996         1995#          DECEMBER 31, 1994    DECEMBER 31, 1993
Expense.......................................        2.82%               2.83%               3.61%                 6.82%
Net investment income (loss)..................        3.02%               3.27%               2.18%                (1.86%)

EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS B AND Y SHARES

                                                 CLASS B SHARES                                      CLASS Y SHARES
                                            EIGHT                         JULY 2,                       EIGHT       FEBRUARY 28,
                                            MONTHS                         1993*                        MONTHS         1994*
                            YEAR ENDED      ENDED        YEAR ENDED       THROUGH       YEAR ENDED      ENDED         THROUGH
                            AUGUST 31,    AUGUST 31,    DECEMBER 31,    DECEMBER 31,    AUGUST 31,    AUGUST 31,    DECEMBER 31,
                               1996         1995#           1994            1993           1996         1995#           1994
Net asset value,
  beginning of period....      $9.47         $8.74          $10.19         $10.00          $9.47         $8.74          $9.83
Income (loss) from
  investment
  operations.............
Net investment income....        .41           .28             .43            .18            .50           .35            .42
Net realized and
  unrealized gain (loss)
  on investments.........        .10           .73           (1.45)           .19            .10           .73          (1.09)
  Total from investment
    operations...........        .51          1.01           (1.02)           .37            .60          1.08           (.67)
Less distributions to
  shareholders from net
  investment income......       (.41)         (.28)           (.43)          (.18)          (.50)         (.35)          (.42)
Net asset value, end of
  period.................      $9.57         $9.47           $8.74         $10.19          $9.57         $9.47          $8.74
TOTAL RETURN+............       5.4%         11.7%          (10.2%)          3.7%           6.5%         12.5%          (6.9%)
RATIOS & SUPPLEMENTAL
  DATA:
Net assets, end of period
  (000's omitted)........     $9,271        $7,538          $6,912         $3,692         $1,620        $1,339           $284
Ratios to average net
  assets:
  Expenses**.............      1.63%         1.46%++         1.13%           .75%++         .63%          .46%++         .31%++
  Net investment
    income**.............      4.21%         4.64%++         4.66%          4.15%++        5.21%         5.64%++        5.68%++
Portfolio turnover
  rate...................        21%           91%            147%            15%            21%           91%           147%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                CLASS B SHARES                                       CLASS Y SHARES
                                            EIGHT                         JULY 2,                       EIGHT       FEBRUARY 28,
                                           MONTHS                          1993*                        MONTHS         1994*
                           YEAR ENDED       ENDED        YEAR ENDED       THROUGH       YEAR ENDED      ENDED         THROUGH
                           AUGUST 31,    AUGUST 31,     DECEMBER 31,    DECEMBER 31,    AUGUST 31,    AUGUST 31,    DECEMBER 31,
                              1996          1995#           1994            1993           1996         1995#           1994
Expense.................      3.54%         3.58%           4.21%           7.32%          2.51%         2.58%          3.39%
Net investment income
  (loss)................      2.30%         2.52%           1.58%          (2.42%)         3.33%         3.52%          2.60%

EVERGREEN NEW JERSEY TAX-FREE INCOME FUND -- CLASS A SHARES

                                                                                                                     JULY 16, 1991*
                                              SIX MONTHS                                                                THROUGH
                                                ENDED             YEAR ENDED           YEAR ENDED FEBRUARY 28,        FEBRUARY 29,
                                           AUGUST 31, 1996#    FEBRUARY 29, 1996     1995       1994       1993           1992
PER SHARE DATA:
Net asset value, beginning of period....         $11.01              $10.53          $10.99     $11.01     $10.22         $10.00
Income (loss) from investment
  operations:
Net investment income...................            .28                 .56             .57        .60        .63            .38
Net realized and unrealized gain (loss)
  on investments........................           (.26)                .48            (.46)      (.02)       .79            .22
  Total from investment operations......            .02                1.04             .11        .58       1.42            .60
Less distributions to shareholders from
  net investment income.................          (1.28)               (.56)           (.57)      (.60)      (.63)          (.38)
  Net asset value, end of period........         $10.75              $11.01          $10.53     $10.99     $11.01         $10.22
TOTAL RETURN+...........................            .2%               10.1%            1.4%       5.3%      14.5%           9.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted)..............................       $ 32,377             $41,762         $34,852    $42,783    $30,863       $ 13,129
Ratios to average net assets:
  Expenses**............................           .34%++              .36%            .25%       .14%       .00%           .01%++
  Net investment income**...............          5.08%++             5.15%           5.52%      5.31%      5.97%          5.89%++
Portfolio turnover rate.................             0%                  4%              8%         2%         5%             5%

#  The Fund changed its fiscal year end from February 28 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment advisor, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                                                   JULY 16, 1991*
                                                  SIX MONTHS                            YEAR ENDED FEBRUARY 28,       THROUGH
                                                    ENDED             YEAR ENDED                                    FEBRUARY 29,
                                               AUGUST 31, 1996#    FEBRUARY 29, 1996    1995     1994     1993          1992
Expenses....................................         1.11%               1.03%          1.04%    1.05%    1.16%         1.20%
Net investment income.......................         4.31%               4.48%          4.73%    4.40%    4.81%         4.70%

EVERGREEN NEW JERSEY TAX-FREE INCOME FUND -- CLASS B AND Y SHARES

                                                             CLASS B SHARES                           CLASS Y SHARES
                                                     SIX MONTHS       JANUARY 30, 1996*       SIX MONTHS       FEBRUARY 8, 1996*
                                                       ENDED               THROUGH              ENDED               THROUGH
                                                  AUGUST 31, 1996#    FEBRUARY 29, 1996    AUGUST 31, 1996#    FEBRUARY 29, 1996
PER SHARE DATA:
Net asset value, beginning of period...........        $11.01               $11.08              $11.01               $11.14
Income (loss) from investment operations:
Net investment income..........................           .24                  .05                 .28                  .03
Net realized and unrealized gain (loss) on
  investments..................................          (.26)                (.07)               (.26)                (.13)
    Total from investment operations...........          (.02)                (.02)                .02                 (.10)
Less distributions to shareholders from net
  investment income............................          (.24)                (.05)               (.28)                (.03)
  Net asset value, end of period...............        $10.75               $11.01              $10.75               $11.01
TOTAL RETURN+..................................          (.2%)                (.2%)                .2%                 (.9%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)......        $2,709                 $186              $9,076                  $18
Ratios to average net assets:
  Expenses**++.................................         1.28%                 .31%                .31%                 .31%
  Net investment income**++....................         4.14%                5.23%               5.12%                5.28%
Portfolio turnover rate........................            0%                   4%                  0%                   4%

 # The Fund changed its fiscal year end from February 28 to August 31.
 * Commencement of class operations.
 + Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++ Annualized.
 ** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                             CLASS B SHARES                           CLASS Y SHARES
                                                     SIX MONTHS       JANUARY 30, 1996*       SIX MONTHS       FEBRUARY 8, 1996*
                                                       ENDED               THROUGH              ENDED               THROUGH
                                                  AUGUST 31, 1996#    FEBRUARY 29, 1996    AUGUST 31, 1996#    FEBRUARY 29, 1996
Expenses.......................................         1.85%                1.66%                .87%                 .88%
Net investment income..........................         3.57%                3.88%               4.56%                4.71%

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                                 EIGHT MONTHS                      JANUARY 11,
                                                                   YEAR ENDED        ENDED         YEAR ENDED     1993* THROUGH
                                                                   AUGUST 31,     AUGUST 31,      DECEMBER 31,    DECEMBER 31,
                                                                      1996           1995#            1994            1993
PER SHARE DATA:
Net asset value, beginning of period............................      $9.95           $9.16          $10.61           $10.00
Income (loss) from investment operations:
Net investment income...........................................        .49             .33             .49              .46
Net realized and unrealized (loss) on investments...............        .02             .79           (1.45)             .64
  Total from investment operations..............................        .51            1.12            (.96)            1.10
Less distributions to shareholders from:
Net investment income...........................................       (.48)           (.33)           (.49)            (.46)
Net realized gains..............................................         --              --              --             (.03)
  Total distributions...........................................       (.48)           (.33)           (.49)            (.49)
  Net asset value, end of period................................      $9.98           $9.95           $9.16           $10.61
TOTAL RETURN+...................................................       5.2%           12.3%           (9.1%)           11.3%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).......................     $7,989          $8,279          $7,979          $12,739
Ratios to average net assets:
  Expenses**....................................................      1.08%            .92%++          .79%             .32%++
  Net investment income**.......................................      4.81%           5.09%++         5.11%            4.91%++
Portfolio turnover rate.........................................        86%            117%            126%              57%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                      EIGHT MONTHS                  JANUARY 11,
                                                                          YEAR ENDED      ENDED       YEAR ENDED   1993* THROUGH
                                                                          AUGUST 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,
                                                                             1996         1995#          1994          1993
Expenses.................................................................    1.35%        1.27%          1.18%         1.25%
Net investment income....................................................    4.54%        4.74%          4.72%         3.98%

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS B AND Y SHARES

                                                                            CLASS B SHARES                       CLASS Y
                                                                    EIGHT MONTHS                  JANUARY 11,     SHARES
                                                        YEAR ENDED      ENDED       YEAR ENDED   1993* THROUGH  YEAR ENDED
                                                        AUGUST 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,
                                                           1996         1995#          1994          1993          1996
PER SHARE DATA:
Net asset value, beginning of period...................     $9.95        $9.16         $10.61        $10.00        $9.95
Income (loss) from investment operations:
Net investment income..................................       .42          .28            .44           .42          .51
Net realized and unrealized (loss) on investments......       .02          .79          (1.45)          .64          .03
 Total from investment operations......................       .44         1.07          (1.01)         1.06          .54
Less distributions to shareholders from:
Net investment income..................................      (.41)        (.28)          (.44)         (.42)        (.51)
Net realized gains.....................................        --           --             --          (.03)          --
 Total distributions...................................      (.41)        (.28)          (.44)         (.45)        (.51)
 Net asset value, end of period........................     $9.98        $9.95          $9.16        $10.61        $9.98
TOTAL RETURN+..........................................      4.4%        11.8%          (9.6%)        10.8%         5.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..............  $ 49,382      $49,040       $ 44,616       $45,168       $3,771
Ratios to average net assets:
 Expenses**............................................     1.83%        1.67%++        1.37%          .79%++       .84%
 Net investment income**...............................     4.06%        4.34%++        4.53%         4.47%++      5.05%
Portfolio turnover rate................................       86%         117%           126%           57%          86%

                                                         EIGHT MONTHS    FEBRUARY 28,
                                                             ENDED      1994* THROUGH
                                                          AUGUST 31,     DECEMBER 31,
                                                             1995#           1994
PER SHARE DATA:
Net asset value, beginning of period...................       $9.16          $10.31
Income (loss) from investment operations:
Net investment income..................................         .35             .43
Net realized and unrealized (loss) on investments......         .79           (1.15)
 Total from investment operations......................        1.14            (.72)
Less distributions to shareholders from:
Net investment income..................................        (.35)           (.43)
Net realized gains.....................................          --              --
 Total distributions...................................        (.35)           (.43)
 Net asset value, end of period........................       $9.95           $9.16
TOTAL RETURN+..........................................       12.5%           (7.0%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..............      $1,006            $642
Ratios to average net assets:
 Expenses**............................................        .67%++          .59%++
 Net investment income**...............................       5.34%++         5.58%++
Portfolio turnover rate................................        117%            126%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                            CLASS B SHARES                       CLASS Y
                                                                    EIGHT MONTHS                  JANUARY 11,     SHARES
                                                        YEAR ENDED      ENDED       YEAR ENDED   1993* THROUGH  YEAR ENDED
                                                        AUGUST 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,
                                                           1996         1995#          1994          1993          1996
Expenses...............................................    2.10%        2.02%          1.76%         1.74%         1.07%
Net investment income..................................    3.79%        3.99%          4.14%         3.52%         4.82%

                                                         EIGHT MONTHS    FEBRUARY 28,
                                                             ENDED      1994* THROUGH
                                                          AUGUST 31,     DECEMBER 31,
                                                             1995#           1994
Expenses...............................................      1.02%            .98%
Net investment income..................................      4.99%           5.19%

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND -- CLASS A, B AND Y SHARES

                                     CLASS A SHARES                           CLASS B SHARES                    CLASS Y SHARES
                            YEAR     EIGHT MONTHS   JANUARY 3,       YEAR     EIGHT MONTHS   JANUARY 3,       YEAR     EIGHT MONTHS
                           ENDED        ENDED      1994* THROUGH    ENDED        ENDED      1994* THROUGH    ENDED        ENDED
                         AUGUST 31,   AUGUST 31,   DECEMBER 31,   AUGUST 31,   AUGUST 31,   DECEMBER 31,   AUGUST 31,   AUGUST 31,
                            1996        1995#          1994          1996        1995#          1994          1996        1995#
PER SHARE DATA:
Net asset value,
 beginning of period....    $9.59        $8.62         $10.00        $9.59        $8.62         $10.00        $9.59        $8.62
Income (loss) from
 investment operations:
Net investment income...      .49          .34            .46          .41          .29            .41          .51          .35
Net realized and
 unrealized gain (loss)
 on
 investments............      .10          .97          (1.38)         .10          .97          (1.38)         .10          .97
 Total from investment
   operations...........      .59         1.31           (.92)         .51         1.26           (.97)         .61         1.32
Less distributions to
 shareholders from net
 investment income......     (.49)        (.34)          (.46)        (.41)        (.29)          (.41)        (.51)        (.35)
Net asset value, end of
 period.................    $9.69        $9.59          $8.62        $9.69        $9.59          $8.62        $9.69        $9.59
TOTAL RETURN+...........     6.2%        15.4%          (9.3%)        5.4%        14.8%          (9.8%)        6.5%        15.5%
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's
 omitted)...............     $841         $610           $312       $4,282       $3,542         $2,456       $4,555       $1,673
Ratios to average net
 assets:
 Expenses**.............     .86%         .53%++         .25%++      1.61%        1.28%++         .87%++       .62%         .28%++
 Net investment
   income**.............    4.98%        5.41%++        5.57%++      4.23%        4.66%++        4.88%++      5.22%        5.66%++
Portfolio turnover
 rate...................      37%          66%            23%          37%          66%            23%          37%          66%

                          FEBRUARY 28,
                          1994* THROUGH
                          DECEMBER 31,
                              1994
PER SHARE DATA:
Net asset value,
 beginning of period....       $9.74
Income (loss) from
 investment operations:
Net investment income...         .43
Net realized and
 unrealized gain (loss)
 on
 investments............       (1.12)
 Total from investment
   operations...........        (.69)
Less distributions to
 shareholders from net
 investment income......        (.43)
Net asset value, end of
 period.................       $8.62
TOTAL RETURN+...........       (7.1%)
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's
 omitted)...............         $92
Ratios to average net
 assets:
 Expenses**.............        .00%++
 Net investment
   income**.............       5.92%++
Portfolio turnover
 rate...................         23%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                     CLASS A SHARES                           CLASS B SHARES                    CLASS Y SHARES
                            YEAR     EIGHT MONTHS   JANUARY 3,       YEAR     EIGHT MONTHS   JANUARY 3,       YEAR     EIGHT MONTHS
                           ENDED        ENDED      1994* THROUGH    ENDED        ENDED      1994* THROUGH    ENDED        ENDED
                         AUGUST 31,   AUGUST 31,   DECEMBER 31,   AUGUST 31,   AUGUST 31,   DECEMBER 31,   AUGUST 31,   AUGUST 31,
                            1996        1995#          1994          1996        1995#          1994          1996        1995#
Expenses................    4.00%        6.50%         10.71%        4.76%        7.25%         11.33%        3.70%        6.25%
Net investment
 income (loss)..........    1.84%        (.56%)        (4.89%)       1.08%       (1.31%)        (5.58%)       2.14%        (.31%)

                          FEBRUARY 28,
                          1994* THROUGH
                          DECEMBER 31,
                              1994
Expenses................      10.46%
Net investment
 income (loss)..........      (4.54%)

EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                                                                      JULY 2,
                                                                               YEAR     EIGHT MONTHS                   1993*
                                                                              ENDED        ENDED       YEAR ENDED     THROUGH
                                                                            AUGUST 31,   AUGUST 31,   DECEMBER 31,  DECEMBER 31,
                                                                               1996        1995#          1994          1993
PER SHARE DATA:
Net asset value, beginning of period.......................................    $9.67        $8.85        $10.19        $10.00
Income (loss) from investment operations:
Net investment income......................................................      .48          .33           .47           .20
Net realized and unrealized gain (loss) on investments.....................      .01          .82         (1.34)          .19
  Total from investment operations.........................................      .49         1.15          (.87)          .39
Less distributions to shareholders from net investment income..............     (.48)        (.33)         (.47)         (.20)
  Net asset value, end of period...........................................    $9.68        $9.67         $8.85        $10.19
TOTAL RETURN+..............................................................     5.1%        13.1%         (8.6%)         3.9%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..................................   $2,892       $1,983        $1,606        $1,306
Ratios to average net assets:
  Expenses**...............................................................     .93%         .72%++        .53%          .25%++
  Net investment income**..................................................    4.83%        5.17%++       5.11%         4.64%++
Portfolio turnover rate....................................................      68%          87%           59%            0%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                                                                                      JULY 2,
                                                                               YEAR     EIGHT MONTHS                   1993*
                                                                              ENDED        ENDED       YEAR ENDED     THROUGH
                                                                            AUGUST 31,   AUGUST 31,   DECEMBER 31,  DECEMBER 31,
                                                                               1996        1995#          1994          1993
Expenses...................................................................    3.47%        3.83%         5.14%         7.75%
Net investment income (loss)...............................................    2.29%        2.06%          .50%        (2.86%)

EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS B AND Y SHARES

                                                                         CLASS B SHARES                       CLASS Y
                                                                                                 JULY 2,       SHARES
                                                         YEAR     EIGHT MONTHS                    1993*         YEAR
                                                        ENDED         ENDED       YEAR ENDED     THROUGH       ENDED
                                                      AUGUST 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,  AUGUST 31,
                                                         1996         1995#          1994          1993         1996
PER SHARE DATA:
Net asset value, beginning of period.................    $9.67         $8.85        $10.19        $10.00        $9.67
Income (loss) from investment operations:
Net investment income................................      .41           .28           .42           .17          .50
Net realized and unrealized gain (loss) on
 investments.........................................      .01           .82         (1.34)          .19          .01
 Total from investment operations....................      .42          1.10          (.92)          .36          .51
Less distributions to shareholders from:
Net investment income................................     (.41)         (.28)         (.42)         (.17)        (.50)
Net asset value, end of period.......................    $9.68         $9.67         $8.85        $10.19        $9.68
TOTAL RETURN+........................................     4.3%         12.5%         (9.1%)         3.7%         5.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)............   $5,963       $ 5,803        $3,817        $2,235       $4,266
Ratios to average net assets:
 Expenses**..........................................    1.68%         1.47%++       1.12%          .75%++       .70%
 Net investment income**.............................    4.09%         4.42%++       4.54%         4.25%++      5.05%
Portfolio turnover rate..............................      68%           87%           59%            0%          68%

                                                       EIGHT MONTHS     FEBRUARY 28,
                                                          ENDED        1994* THROUGH
                                                        AUGUST 31,      DECEMBER 31,
                                                          1995#             1994
PER SHARE DATA:
Net asset value, beginning of period.................      $8.85             $9.83
Income (loss) from investment operations:
Net investment income................................        .34               .41
Net realized and unrealized gain (loss) on
 investments.........................................        .82              (.98)
 Total from investment operations....................       1.16              (.57)
Less distributions to shareholders from:
Net investment income................................       (.34)             (.41)
Net asset value, end of period.......................      $9.67             $8.85
TOTAL RETURN+........................................      13.3%             (5.8%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)............       $965              $344
Ratios to average net assets:
 Expenses**..........................................       .47%++            .28%++
 Net investment income**.............................      5.42%++           5.54%++
Portfolio turnover rate..............................        87%               59%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                                          CLASS B SHARES                       CLASS Y
                                                                                                  JULY 2,       SHARES
                                                          YEAR     EIGHT MONTHS                    1993*         YEAR
                                                         ENDED         ENDED       YEAR ENDED     THROUGH       ENDED
                                                       AUGUST 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,  AUGUST 31,
                                                          1996         1995#          1994          1993         1996
Expenses..............................................    4.23%        4.58%          5.73%         8.25%        3.24%
Net investment income (loss)..........................    1.54%        1.31%          (.07%)       (3.25%)       2.51%

                                                        EIGHT MONTHS
                                                           ENDED         FEBRUARY 28,
                                                         AUGUST 31,     1994* THROUGH
                                                           1995#      DECEMBER 31, 1994
Expenses..............................................      3.58%            4.89%
Net investment income (loss)..........................      2.31%             .93%

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND -- CLASS A, B AND Y SHARES

                                                                   CLASS A SHARES
                                                                                              JUNE 17,
                                                                                               1992*           CLASS B SHARES
                                                  YEAR      FOUR MONTHS                       THROUGH       YEAR      JULY 10, 1995*
                                                 ENDED         ENDED         YEAR ENDED        APRIL       ENDED         THROUGH
                                               AUGUST 31,   AUGUST 31,        APRIL 30,         30,      AUGUST 31,     AUGUST 31,
                                                  1996         1995#       1995#     1994#     1993#        1996           1995
PER SHARE DATA:
Net asset value, beginning of period..........    $10.40       $10.16      $10.08    $10.36    $10.00       $10.40         $10.41
Income (loss) from investment operations:
Net investment income.........................       .63          .21         .65       .68       .61          .55            .08
Net realized and unrealized gain (loss) on
 investments..................................       .02          .24         .08      (.26)      .39          .02           (.01)
 Total from investment operations.............       .65          .45         .73       .42      1.00          .57            .07
Less distributions to shareholders from:
Net investment income.........................      (.63)        (.21)       (.65)     (.68)     (.61 )       (.55)          (.08)
Net realized gains............................        --           --          --      (.02)     (.03 )         --             --
 Total distributions..........................      (.63)        (.21)       (.65)     (.70)     (.64 )       (.55)          (.08)
 Net asset value at end of period.............    $10.42       $10.40      $10.16    $10.08    $10.36       $10.42         $10.40
TOTAL RETURN+.................................      6.4%         4.4%        7.6%      3.3%     10.3%         5.6%            .6%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).....   $76,267      $59,551     $65,043   $72,683   $33,541      $19,219         $3,137
Ratios to average net assets:
 Expenses.....................................      .85%**      1.07%++**    .60%**    .14%**    .00%**++     1.59%**++     1.09%++
 Net investment income........................     6.02%**      5.92%++**   6.52%**   6.16%**   5.92%**++     5.27%**       3.40%++
Portfolio turnover rate.......................       42%          14%         28%       31%       50%          42%            14%
                                                 CLASS Y
                                                  SHARES
                                                SEPTEMBER
                                                20, 1995*
                                                 THROUGH
                                                AUGUST 31,
                                                   1996
PER SHARE DATA:
Net asset value, beginning of period..........    $10.48
Income (loss) from investment operations:
Net investment income.........................       .63
Net realized and unrealized gain (loss) on
 investments..................................      (.06)
 Total from investment operations.............       .57
Less distributions to shareholders from:
Net investment income.........................      (.63)
Net realized gains............................        --
 Total distributions..........................      (.63)
 Net asset value at end of period.............    $10.42
TOTAL RETURN+.................................      6.3%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).....    $1,970
Ratios to average net assets:
 Expenses.....................................      .59%**++
 Net investment income........................     6.27%**++
Portfolio turnover rate.......................       42%

# Effective June 30, 1995, Evergreen Florida High Income Municipal Bond Fund, a new series of the Evergreen Municipal Trust, acquired substantially all of the net assets of ABT Florida High Income Municipal Bond Fund. ABT Florida High Income Municipal Bond Fund, which had a fiscal year that ended on April 30, was the accounting survivor in the combination. Accordingly, the information above includes the results of operations of ABT Florida High Income Municipal Bond Fund prior to June 30, 1995.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge and contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                                                      CLASS B
                                                                        CLASS A SHARES                                 SHARES
                                                  YEAR        FOUR MONTHS                         JUNE 17, 1992*        YEAR
                                                 ENDED           ENDED          YEAR ENDED           THROUGH           ENDED
                                               AUGUST 31,     AUGUST 31,         APRIL 30,          APRIL 30,        AUGUST 31,
                                                  1996           1995#        1995#     1994#         1993#             1996
Expenses...................................       1.15%          1.42%        1.26%     1.12%          1.12%            1.89%
Net investment income......................       5.72%          5.57%        5.86%     5.18%          4.80%            4.97%
                                              CLASS Y
                                               SHARES
                                             SEPTEMBER
                                             20, 1995*
                                              THROUGH
                                             AUGUST 31,
                                                1996
Expenses...................................      .89%
Net investment income......................     5.97%

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
EVERGREEN FLORIDA MUNICIPAL BOND FUND
EVERGREEN GEORGIA MUNICIPAL BOND FUND
EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
EVERGREEN VIRGINIA MUNICIPAL BOND FUND
       The Funds seek current income exempt from federal regular income tax and, where applicable, state income taxes, consistent with preservation of capital. In addition, the EVERGREEN FLORIDA MUNICIPAL BOND FUND intends to qualify as an investment exempt from the Florida state intangibles tax. Florida does not currently tax personal income.
       Each Fund's investment objective is fundamental and cannot be changed without shareholder approval. While there is no assurance that each objective will be achieved, the Funds will endeavor to do so by following the investment policies detailed below. Unless otherwise indicated, the investment policies of a Fund may be changed by the Board of Trustees ("Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.
       As a matter of fundamental investment policy, which may not be changed without shareholder approval, each Fund will normally invest its assets so that at least 80% of its annual interest income is, or at least 80% of its net assets are, invested in obligations which provide interest income which is exempt from federal regular income taxes. The interest retains its tax-free status when distributed to the Funds' shareholders. In addition, at least 65% of the value of each Fund's total assets will be invested in municipal bonds of the particular state after which the Fund is named. To qualify as an investment exempt from the Florida state intangibles tax, the Evergreen Florida Municipal Bond Fund's portfolio must consist entirely of investments exempt from the Florida state intangibles tax on the last business day of the calendar year.
       Each Fund seeks to achieve its investment objective by investing principally in municipal bonds, including industrial development bonds, of its designated state. In addition, the Funds may invest in obligations issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or their political subdivisions or agencies and instrumentalities, the interest from which is exempt from federal (regular, if applicable) income tax. It is likely that shareholders who are subject to the alternative minimum tax will be required to include interest from a portion of the municipal securities owned by a Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.
       Municipal bonds are debt obligations issued by the state or local entities to support a government's general financial needs or special projects, such as housing projects or sewer works. Municipal bonds include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations.
       The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue bonds are paid off only with the revenue generated by the project financed by the bond or other specified sources of revenue. For example, in the case of a bridge project, proceeds from the tolls would go directly to retiring the bond issue. Thus, unlike general obligation bonds, revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.
       The municipal bonds in which the Funds will invest are subject to one or more of the following quality standards: rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P") or, if unrated, are determined by the Fund's investment adviser to be of comparable quality to such ratings; insured by a municipal bond insurance company which is rated Aa by Moody's or AA by S&P; guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest; or fully collateralized by an escrow of U.S. government securities. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. However, like the higher
                                       18
rated bonds, these securities are considered to be investment grade. If any security owned by a Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or their ratings systems, the Funds will try to use comparable ratings as standards in accordance with the Funds' investment objectives. A description of the rating categories is contained in an Appendix to the Statement of Additional Information.
     The Funds may also invest in:
              participation interests in any of the above obligations. (Participation interests may be purchased from financial institutions such as commercial banks, savings and loan associations and insurance companies, and give a Fund an undivided interest in particular municipal securities.);
              variable rate municipal securities. (Variable rate securities offer interest rates which are tied to a money market rate, usually a published interest rate or interest rate index or the 91-day U.S. Treasury bill rate. Many of these securities are subject to prepayment of principal on demand by the Fund, usually in seven days or less.); and
              municipal leases as described in "Investment Practices and Restrictions", below.
       During periods when, in the opinion of the Funds investment adviser, a temporary defensive position in the market is appropriate, a Fund may temporarily invest in short-term tax-exempt or taxable investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; bank certificates of deposit; shares of other investment companies; and repurchase agreements. There are no rating requirements applicable to temporary investments. However, the Funds investment adviser will limit temporary investments to those it considers to be of comparable quality to the Funds' primary investments.
       Although the Funds are permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax, where applicable. However, certain temporary investments will generate income which is subject to state taxes. The Funds may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions", below.
EVERGREEN NEW JERSEY TAX-FREE INCOME FUND
       The objective of the EVERGREEN NEW JERSEY TAX-FREE INCOME FUND is to seek a high level of income, exempt from federal and New Jersey personal income taxes. The Fund is available only to investors who reside in New Jersey. There is no assurance that the Fund will achieve its stated objective. The investment objective of the Fund is fundamental and so may not be changed without the approval of a majority of the Fund's shareholders.
       To attain its objective, the EVERGREEN NEW JERSEY TAX-FREE INCOME FUND invests at least 80% of its net assets in municipal securities issued by the State of New Jersey or its counties, municipalities, authorities or other political subdivisions and municipal securities issued by territories or possessions of the United States, such as Puerto Rico, the interest on which, in the opinion of bond counsel, is exempt from federal and New Jersey personal income taxes. The Fund normally invests in intermediate and long-term municipal securities. Intermediate-term municipal securities generally mature in three to ten years. Long-term municipal securities generally mature in ten to thirty years. The Fund has no maximum or minimum maturity for any individual municipal securities, however, it will maintain a dollar-weighted average portfolio maturity of twenty years or less. If its investment adviser determines that market conditions warrant a shorter average maturity, the Fund's investments will be adjusted accordingly.
       The Fund will only purchase securities rated within the three highest rating categories by Moody's or by S&P and unrated securities of equivalent quality as determined by the investment adviser pursuant to guidelines established by the Trustees. See the Statement of Additional Information for further information in regard to ratings.
       The Fund will seek to invest substantially all of its assets in intermediate and long-term municipal securities. However, under certain circumstances, such as a temporary decline in the issuance of New Jersey obligations, the Fund may invest up to 20% of its assets in the following: short-term municipal securities issued outside of New Jersey (the income from which may be subject to New Jersey income taxes) or certain taxable fixed income securities (the income from which may be subject to federal and New Jersey personal income taxes).
                                       19

       In addition, under unusual circumstances the Fund reserves the right to invest more than 20% of its assets in securities other than New Jersey municipal securities such as taxable fixed income securities, the interest from which may be subject to Federal and New Jersey personal income taxes. In most instances, however, the Fund will seek to avoid holdings in an effort to provide income that is fully exempt from federal and New Jersey personal income taxes.
       The Fund may also invest in municipal securities issued to finance private activities, whose interest is a preference item for purposes of the Federal alternative minimum tax. Such "private activity bonds" might include industrial development bonds and securities issued to finance projects such as solid waste disposal facilities, student loans or water and sewage projects. The Fund currently intends to treat "private activity bonds" as not federally tax-exempt and accordingly to limit income from "private activity bonds" to no more than 20%. See "Other Information-Dividends, Distributions and Taxes" for further information. The Fund may invest in other municipal securities and may employ additional investment strategies which are discussed in "Investment Practices and Restrictions" below.
EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
       EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND seeks to provide a high level of current income which is exempt from federal income taxes. This objective is fundamental and may not be changed without shareholder approval. The term "high-level" indicates that the Fund seeks to achieve an income level that exceeds that which an investor would expect from an investment grade portfolio with similar maturity characteristics. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND invests primarily in high yield, medium and lower rated (Baa through C by Moody's and BBB through C1 by S&P) and unrated municipal securities. To varying degrees, medium and lower rated municipal securities, as well as unrated municipal securities, are considered to have speculative characteristics and are subject to greater market fluctuations and risk of loss of income and principal than higher rated securities. To the extent that an investor realizes a yield in excess of that which could be expected from a fund which invests primarily in investment grade securities, the investor should expect to bear increased risk due to the fact that the risk of principal and/or interest not being repaid with respect to the high yield securities described above is significantly greater than that which exists in connection with investment grade securities. In assessing the risk involved in purchasing medium and lower rated and unrated securities, the Fund's investment adviser will use nationally recognized statistical rating organizations such as Moody's and S&P, and will also rely heavily on credit analysis it develops internally. Under normal circumstances, the Fund's dollar-weighted average maturity generally will be fifteen years or more. However, the Fund may invest in securities of any maturity, and if the Fund's investment adviser determines that market conditions warrant a shorter average maturity, the Fund's investments will be adjusted accordingly. In pursuit of its investment objective, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND will, under normal market conditions, invest at least 65% of its total assets in such medium and lower rated municipal securities or unrated municipal securities of comparable quality to such rated municipal bonds. Investors should note that such a policy is not a fundamental policy of the Fund and shareholder approval is not necessary to change such policy. There is no assurance that EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND can achieve its investment objective.
       The Fund will not invest in municipal securities which are in default, i.e., securities rated D by S&P. Investments may also be made by EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND in higher quality municipal bonds and, for temporary defensive purposes, the Fund may invest less than 65% of its total assets in the medium and lower quality municipal securities described above. The Fund may assume a defensive position if, for example, yield spreads between lower grade and investment grade municipal bonds are narrow and the yields available on lower quality municipal securities do not justify the increased risk associated with an investment in such securities or when there is a lack of medium and lower quality issues in which to invest. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND may also invest primarily in higher quality municipal obligations if its net assets are at a level that would not permit the Fund to invest in medium and lower rated municipal bonds and at the same time maintain adequate diversification and liquidity. Investing in this manner may result in yields lower than those normally associated with a fund that invests primarily in medium and lower quality municipal securities.
                                       20

       During the fiscal year ended August 31, 1996 EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S holdings had the following average credit quality characteristics:

                                    Percent of
            Rating                  Net Assets
          Aaa or AAA                   3.31%
          Aa or AA                        --
          A                            4.66%
          Baa or BBB                  15.93%
          Ba or BB                     6.92%
          B                            0.67%
          Non-rated                   63.71%
          Total                       95.20%

       The Fund may purchase industrial development bonds only if the interest on such bonds is, in the opinion of counsel, exempt from Federal income taxes. It is anticipated that the annual portfolio turnover rate for the Fund may exceed 100%. The Fund may invest in other municipal securities and may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions", below. Also, see the Statement of Additional Information for further information in regard to ratings.
INVESTMENT PRACTICES AND RESTRICTIONS
Risk Factors. Bond yields are dependent on several factors including market conditions, the size of an offering, the maturity of the bond, ratings of the bond and the ability of issuers to meet their obligations. There is no limit on the maturity of the bonds purchased by the Funds. Because the prices of bonds fluctuate inversely in relation to the direction of interest rates, the prices of longer term bonds fluctuate more widely in response to market interest rate changes. A Fund's concentration in securities issued by its designated state and that state's political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities.
       Although the Funds, other than EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, will not purchase securities rated below BBB by S&P or Baa by Moody's (i.e., junk bonds), the Funds are not required to dispose of securities that have been downgraded subsequent to their purchase. If the municipal obligations held by a Fund (because of adverse economic conditions in a particular state, for example) are downgraded, the Fund's concentration in securities of that state may cause the Fund to be subject to the risks inherent in holding material amounts of low-rated debt securities in its portfolio. As stated above, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND invests primarily in high yield, medium and lower rated (Baa through C by Moody's and BBB through C1 by S&P) and unrated securities. Additional risk factors relating to the investment by EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND in high yield, medium and lower rated (Baa through C by Moody's and BBB through C1 by S&P) and unrated securities are discussed below.
Portfolio Turnover. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which a Fund bears directly. A high rate of portfolio turnover will increase such costs. See the Statement of Additional Information for further information regarding the practices of the Funds affecting portfolio turnover.
Non-Diversification. Each of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND is a non-diversified portfolio of an investment company and, as such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in a Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Each of the Funds intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") which requires that at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of the total assets may be invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.
                                       21

Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Funds to sell the security in the open market in the case of a default. In such a case, the Funds may incur costs in disposing of the security which would increase Fund expenses. The Funds investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.
When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date. The Funds may dispose of a commitment prior to settlement if the Funds investment adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.
Lending Of Portfolio Securities. In order to generate additional income, the Funds may lend their portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. As a matter of fundamental investment policy, which cannot be changed without shareholder approval, the Funds will not lend any of their assets except portfolio securities up to one-third of the value of their total assets, except for EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, which will only lend up to 5% of the value of its net assets. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Investing In Securities Of Other Investment Companies. Each Fund may invest in the securities of other investment companies. This is a short-term measure to invest cash which has not yet been invested in other portfolio instruments and is subject to the following limitations: (1) no Fund will own more than 3% of the total outstanding voting stock of any one investment company, (2) no Fund may invest more than 5% of its total assets in any one investment company, and
(3) no Fund may invest more than 10% of its total assets in investment companies in general. Each Fund's investment adviser will waive its investment advisory fee on assets invested in securities of other open end investment companies. Borrowing. As a matter of fundamental policy, which may not be changed without shareholder approval, the Funds may not borrow money except as a temporary measure to facilitate redemption requests which might otherwise require the untimely disposition of portfolio investments and for extraordinary or emergency purposes, provided that the aggregate amount of such borrowings shall not exceed one-third of the value of the total net assets at the time of such borrowing. Illiquid Securities. The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Funds investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Funds investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities.
                                       22

Unseasoned Issuers. The Funds will not invest more than 5% of the value of their total assets in securities of issuers (or guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.
Risk Factors Associated with Medium and Lower Rated and Unrated Municipal Obligations. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND will invest in medium and lower rated or unrated municipal securities. The market for high yield, high risk debt securities rated in the medium and lower rating categories, or which are unrated, is relatively new and its growth has paralleled a long economic expansion. Past experience may not, therefore, provide an accurate indication of future performance of this market, particularly during periods of economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of high yield debt securities in the Fund's portfolio, the Fund's net asset value and the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing, than would be the case if investments by the Fund were limited to higher rated securities. These circumstances also may result in a higher incidence of defaults. Yields on medium or lower-rated municipal bonds may not fully reflect the higher risks of such bonds. Therefore, the risk of a decline in market value, should interest rates increase or credit quality concerns develop, may be higher than has historically been experienced with such investments. An investment in EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND may be considered more speculative than investment in shares of another fund which invests primarily in higher rated debt securities.
       Prices of high yield debt securities may be more sensitive to adverse economic changes or corporate developments than higher rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of high yield debt securities structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND deems it appropriate and in the best interests of its shareholders, it may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio entities.
       Because the market for medium or lower rated securities may be thinner and less active than the market for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of medium or lower rated debt securities, especially in a thinly traded market. To the extent the Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Changes in values of debt securities which the Fund owns will affect the Fund's net asset value per share. If market quotations are not readily available for the Fund's lower rated or unrated securities, these securities will be valued by a method that the Trustees believes accurately reflects fair value. Valuation becomes more difficult and judgment plays a greater role in valuing high yield debt securities than with respect to securities for which more external sources of quotations and last sale information are available.
       Special tax considerations are associated with investing in high yield debt securities structured as zero coupon or pay-in-kind securities. A Fund investing in such securities accrues income on these securities prior to the receipt of cash payments. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND must distribute substantially all of its income to shareholders to qualify for pass through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.
       While credit ratings are only one factor EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S investment adviser relies on in evaluating high yield debt securities, certain risks are associated with using credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit rating agencies may fail to change in timely manner the credit ratings to reflect subsequent events; however, the Fund's investment adviser continuously monitors the issuers of high yield debt securities in the Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. Achievement of EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S investment objective may be more dependent upon the Fund's investment adviser and the credit analysis capability of the Fund's investment adviser, than is the case for funds which hold higher quality debt securities. Credit ratings for individual securities
                                       23
may change from time to time and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND may retain a portfolio security whose rating has been changed. See the Statement of Additional Information for a description of bond and note ratings. Transactions in Options and Futures. The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market or interest rate risk, and the Funds do not use these transactions for speculation or leverage. The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. The Funds may purchase listed put options on financial futures contracts. These options will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.
       The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds also may write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.
       The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.
       A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
       The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may also enter into financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest rates or securities prices. A futures contract on securities is an agreement to buy or sell securities during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.
       The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may sell or purchase other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities. If a futures
                                       24
contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds' ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.
Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Funds to manage market or interest rate risks, these investment devices can be highly volatile, and the Funds use of them can result in poorer performance (i.e., the Funds return may be reduced). The Funds attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Funds investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Funds investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Funds may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Funds investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.
Municipal Lease Obligations. Each Fund may purchase municipal leases, which are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment would generate tax-exempt income.
Resource Recovery Bonds. Each Fund may purchase resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.
Zero Coupon Debt Securities. The Funds may purchase zero coupon debt securities. These securities do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating their daily dividends, each day the Fund takes into account as income a portion of the difference between these securities' purchase price and their face value. Because they do not pay current income, the prices of zero coupon debt securities can be very volatile when interest rates change.
Securities with Put or Demand Rights. The Funds have the ability to enter into put transactions, sometimes referred to as stand-by commitments, with respect to Municipal Obligations held in their portfolio or to purchase
                                       25
securities which carry a demand feature or put option which permit a Fund, as holder, to tender them back to the issuer or a third party prior to maturity and receive payment within seven days. Segregated accounts will be maintained by each Fund for all such transactions. For a detailed description of put transactions, see "Investment Policies -- Securities with Put Rights" in the Statement of Additional Information.
       The amount payable to a Fund by the seller upon its exercise of a put will normally be (i) the Funds' acquisition cost of the securities (excluding any accrued interest which the Funds paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by a Fund. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.
       A Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although each Fund may sell the underlying securities to a third party at any time. The Funds expect that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, a Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggravate price paid for securities with put rights may be higher than the price that would otherwise be paid.
       A Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the Securities and Exchange Commission) and banks which, in the opinion of the Funds investment adviser, present minimal credit risks. The Funds' investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by each Fund. The Funds' ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer should default on its obligation to purchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Funds intend to enter into put transactions solely to maintain portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.
SPECIAL RISK FACTORS RELATED TO INVESTING IN MUNICIPAL SECURITIES
       It should be noted that municipal securities may be adversely affected by local political and economic conditions and developments within a state. For example, adverse conditions in a significant industry within New Jersey may from time to time have a correspondingly adverse effect on specific issuers within New Jersey or on anticipated revenue to the State itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues.
       The value of municipal securities may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal and state income tax rates, the supply of tax-exempt bonds, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue, and perceptions with respect to the level of interest rates. In general, the value of bonds tends to appreciate when interest rates decline and depreciate when interest rates rise. An expanded discussion of the risks associated with the purchase of securities issued in certain states is contained in the Statement of Additional Information.
                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISER
       The management of each Fund is supervised by the Trustees of the Trust under which each Fund has been established ("Trustees"). The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as investment adviser to EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union is headquartered in Charlotte, North Carolina, and had $139.9 billion in consolidated assets as of June 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG manages or otherwise oversees the investment of over $42.1 billion in assets
                                       26
belonging to a wide range of clients, including all the series of Evergreen Investment Trust, the two series of The Evergreen Lexicon Fund (formerly The FFB Lexicon Fund) and the two series of Evergreen Tax-Free Trust (formerly FFB Funds Trust). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services.
       CMG manages investments and supervises the daily business affairs of each Fund and, as compensation therefor, is entitled to receive an annual fee equal to .50 of 1% of the average daily net assets of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND, .60 of 1% of the average daily net assets of EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND and, from EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, .50 of 1% of the average daily net assets up to $500 million, .45 of 1% of the next $500 million of assets, .40 of 1% of assets in excess of $1 billion but not exceeding $1.5 billion, and .35 of 1% of assets in excess of $1.5 billion. The total annualized operating expenses of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for the fiscal year ended August 31, 1996 are set forth in the section entitled "Financial Highlights".
       Evergreen Asset Management Corp. ("Evergreen Asset"), a subsidiary of FUNB, serves as administrator to each Fund and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz LLC, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator for each Fund and is entitled to receive a fee from each Fund calculated on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $15.2 billion as of June 30, 1996. Prior to January 1, 1996, First Fidelity Bank, N.A. ("First Fidelity") served as investment adviser to EVERGREEN NEW JERSEY TAX-FREE INCOME FUND. CMG succeeded to the mutual funds advisory business of First Fidelity in connection with the acquisition of First Fidelity by a subsidiary of First Union.
PORTFOLIO MANAGERS
       Robert S. Drye is a Vice President of FUNB, and has been with FUNB since 1968. Since 1989, Mr. Drye has served as a portfolio manager for several of the series of Evergreen Investment Trust and for certain common trust funds. Prior to 1989, Mr. Drye was a marketing specialist with First Union Brokerage Services, Inc. Mr. Drye has managed the EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND since its inception in 1994 and the EVERGREEN FLORIDA MUNICIPAL BOND FUND since its inception in 1993. Richard K. Marrone is a Vice President of FUNB. Mr. Marrone joined FUNB in 1993 with eleven years experience managing fixed income assets at Woodbridge Capital Management, a subsidiary of Comerica Bank, N.A. Mr. Marrone is responsible for the portfolio management of several series of Evergreen Investment Trust and certain common trust funds. Mr. Marrone has served as portfolio manager of the EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND since 1993, the EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND since its inception in 1995 and EVERGREEN GEORGIA MUNICIPAL BOND FUND since its inception in 1993. Charles E. Jeanne joined FUNB in 1993. Prior to joining FUNB, Mr. Jeanne served as a trader/portfolio manager for First American Bank where he was responsible for individual accounts and common trust funds. Mr. Jeanne has been the portfolio manager for the EVERGREEN VIRGINIA MUNICIPAL BOND FUND since its inception in 1993. Jocelyn Turner is a Municipal Bond Portfolio Manager for CMG and has managed the EVERGREEN NEW JERSEY TAX-FREE INCOME FUND since 1992. Ms. Turner was previously employed as a Vice President, Municipal Bond Portfolio Manager at One Federal Asset Management, Boston, MA from 1987 to 1991.
                                       27

DISTRIBUTION PLANS AND AGREEMENTS
       Rule 12b-1 under the Investment Company Act of 1940 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. Each Fund has adopted for each of its Class A and Class B shares a Rule 12b-1 plan (each, a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which may not exceed an annual rate of
 .75 of 1% of the aggregate average daily net assets attributable to the Class A shares of each Fund other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, .35 of 1% of the aggregate average daily net assets attributable to the Class A shares of EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, 1.00% of the aggregate average daily net assets attributable to the Class B shares of EVERGREEN NEW JERSEY TAX-FREE INCOME FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL FUND, and .75 of 1% of the aggregate average daily net assets attributable to the Class B shares of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND. Payments under the Plans adopted with respect to Class A shares are currently voluntarily limited to .25 of 1% of each Fund's aggregate average daily net assets attributable to Class A shares. The Plans provide that a portion of the fee payable thereunder may constitute a service fee to be used for providing ongoing personal services and/or the maintenance of shareholder accounts. EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND have, in addition to the Plans adopted with respect to their Class B shares, adopted a shareholder service plan ("Service Plans") relating to the Class B shares which permit each Fund to incur a fee of up to .25 of 1% of the aggregate average daily net assets attributable to the Class B shares for ongoing personal services and/or the maintenance of shareholder accounts. Such service fee payments to financial intermediaries for such purposes, whether pursuant to a Plan or Service Plans, will not exceed .25 of 1% of the aggregate average daily net assets attributable to each Class of shares of each Fund.
       Each Fund has also entered into a distribution agreement (each a "Distribution Agreement" or collectively the "Distribution Agreements") with Evergreen Funds Distributor, Inc. ("EFD"). Pursuant to the Distribution Agreements, each Fund will compensate EFD for its services as distributor at a rate which may not exceed an annual rate of .25 of 1% of a Fund's aggregate average daily net assets attributable to Class A shares, and .75 of 1% of a Fund's aggregate average daily net assets attributable to the Class B shares. The Distribution Agreements provide that EFD will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of the Funds, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EFD may assign its rights to receive compensation under the Plans to secure such financings), (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. The financing of payments made by EFD to compensate broker-dealers or other persons for distributing shares of the Funds may be provided by FUNB or its affiliates. The Funds may also make payments under the Plans (and in the case of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND, the Service Plans), in amounts up to
 .25 of 1% of a Fund's aggregate average daily net assets on an annual basis attributable to Class B shares, to compensate organizations, which may include EFD and each Fund's investment adviser or their affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts.
       The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Since EFD's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EFD, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EFD. Distribution expenses incurred by EFD in one fiscal year that exceed the level of compensation paid to EFD for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.
       The Plans and Service Plans are in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75 of 1% and .25 of 1%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.
                                       28

                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       You can purchase shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EFD. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Program. Share certificates are not issued. In states where EFD is not registered as a broker-dealer shares of a Fund will only be sold through Furman Selz LLC, other broker-dealers or other financial institutions that are registered. See the Share Purchase Application and Statement of Additional Information for more information. Only Class A and Class B shares are offered through this Prospectus (see "General
Information" -- "Other Classes of Shares").
Class A Shares-Front-End Sales Charge Alternative. You can purchase Class A shares at net asset value plus an initial sales charge on purchases under $1,000,000. On purchases of $1,000,000 or more, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or redemption value will be imposed on shares redeemed during the first year after purchase. The schedule of charges for Class A Shares is as follows:
                              Initial Sales Charge

                            as a % of the Net    as a % of the     Commission to Dealer/Agent
   Amount of Purchase        Amount Invested     Offering Price     as a % of Offering Price
    Less than $    50,000         4.99%               4.75%                   4.25%
$    50,000 - $    99,000         4.71%               4.50%                   4.25%
$   100,000 - $   249,999         3.90%               3.75%                   3.25%
$   250,000 - $   499,999         2.56%               2.50%                   2.00%
$   500,000 - $   999,999         2.04%               2.00%                   1.75%
$ 1,000,000 - $ 2,999,999          None                None                   1.00%
$ 3,000,000 - $ 4,999,999          None                None                    .50%
         Over $ 5,000,000          None                None                    .25%

       No front-end sales charges are imposed on Class A shares purchased by: institutional investors, which may include bank trust departments and registered investment advisers; investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; current and retired employees of FUNB and its affiliates, EFD and any broker-dealer with whom EFD has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; and upon the initial purchase of an Evergreen mutual fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.
       When Class A shares are sold, EFD will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EFD may also pay fees to banks from sales charges for services performed on behalf of the bank's customers in connection with the purchase of shares of the Funds. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to .25 of 1% of the aggregate average daily net assets attributable to Class A shares of each Fund held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Combined Purchase Privilege,
                                       29

Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans and Reinstatement Privilege. Consult the Share Purchase Application and Statement of Additional Information for additional information concerning these reduced sales charges.
Class B Shares-Deferred Sales Charge Alternative. You can purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within seven years after purchase. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the purchase of Class B shares as set forth below.

Year Since Purchase                  Contingent Deferred Sales Charge
FIRST                                                5%
SECOND                                               4%
THIRD and FOURTH                                     3%
FIFTH                                                2%
SIXTH                                                1%

       The CDSC is deducted from the amount of the redemption and is paid to EFD. The CDSC will be waived on redemptions of shares following the death or disability of a shareholder, to meet distribution requirements for certain qualified retirement plans or in the case of certain redemptions made under a Fund's Systematic Cash Withdrawal Plan. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years (after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. See the Statement of Additional Information for further details.
       With respect to Class B shares, no CDSC will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per share, (2) shares acquired through reinvestment of dividends and capital gains, (3) shares held for more than seven years after the end of the calendar month of acquisition, (4) accounts following the death or disability of a shareholder, or (5) minimum required distributions to a shareholder over the age of 70 1/2 from an IRA or other retirement plan.
How the Funds Value Their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of each Trust under which each Fund operates believe would accurately reflect fair value.
General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. The compensation received by dealers and agents may differ depending on whether they sell Class A or Class B shares. There is no size limit on purchases of Class A shares.
       In addition to the discount or commission paid to dealers, EFD will from time to time pay to dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen mutual funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EFD may also limit the availability of such incentives to certain specified dealers. EFD from time to time sponsors promotions involving First Union Brokerage Services, Inc. ("FUBS"), an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to .25 of 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts.
                                       30

Such promotions are not being made available to all dealers. Certain broker-dealers may also receive payments from EFD or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.
Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.
HOW TO REDEEM SHARES
       You may "redeem", i.e., sell your shares in a Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value (less any applicable CDSC for Class B shares) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.
Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC for Class B shares). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).
Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street Bank and Trust Company ("State Street") which is the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.
       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to verify that telephone requests are genuine. These procedures
                                       31
include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If the Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Fund shall not be liable for following telephone instructions reasonably believed to be genuine. Also, the Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.
General. The sale of shares is a taxable transaction for federal tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.
EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen mutual funds through your financial intermediary, or by telephone or mail as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen mutual fund, is subject to the minimum investment and suitability requirements of each Fund.
       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.
       No CDSC will be imposed in the event Class B shares are exchanged for Class B shares of other Evergreen mutual funds. If you redeem shares, the CDSC applicable to the Class B shares of the Evergreen mutual fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for purposes of conversion to Class A shares and determining the amount of the applicable CDSC.
Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.
Exchanges by Telephone and Mail. You may exchange shares by telephone by calling the telephone number on the front page of this Prospectus. Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, EFD or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.
                                       32

Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation or termination of the Systematic Investment Plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within 24 months of the initial investment. You can open a Systematic Investment Plan in the EVERGREEN FLORIDA MUNICIPAL BOND FUND for a minimum of only $50 per month with no initial investment required.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.
       Shares purchased under the Funds Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment. Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable Class B CDSC will be waived with respect to redemptions occurring under a Systematic Cash Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 10% of (i) the initial value of the account plus (ii) the value, at the time of purchase, of any subsequent investments.
Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share on the last business day of each month, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.
EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       Income dividends are declared daily and paid monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders will begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Funds will not be required to pay any Federal income taxes. A 4% nondeductible excise tax will be imposed on a Fund if it does not
                                       33
meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.
       The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the federal corporate alternative minimum tax.
       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investors holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest federal income tax rate applicable to net long-term gains realized by individuals is 28%. The rate applicable to corporations is 35%.
       Since each Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Share Purchase Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.
       Set forth below are brief descriptions of the personal income tax status of an investment in each of the Funds under Florida, Georgia, New Jersey, North Carolina, South Carolina, and Virginia tax laws currently in effect. Income from a Fund is not necessarily free from state income taxes in states other than its designated state. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local laws.
       EVERGREEN FLORIDA MUNICIPAL BOND FUND AND EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. Florida does not currently impose an income tax on individuals. Thus, individual shareholders of the Funds will not be subject to any Florida state income tax on distributions received from the Funds. However, certain distributions will be taxable to corporate shareholders which are subject to Florida corporate income tax. Florida currently imposes an intangibles tax at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents. Certain types of tax exempt securities of Florida issuers, U.S. government securities and tax exempt securities issued by certain U.S. territories and possessions are exempt from this intangibles tax. Shares of the Funds will also be exempt from the Florida intangibles tax if the portfolio consists exclusively of securities exempt from the intangibles tax on the last business day of the calendar year. If the portfolio consists of any assets which are not so exempt on the last business day of the calendar year, however, only the portion of the shares of the Funds which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portion of such shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax exempt securities.
       EVERGREEN GEORGIA MUNICIPAL BOND FUND. Under existing Georgia law, shareholders of the Fund will not be subject to individual or corporate Georgia income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or (2) interest on obligations of the United States or of any other issuer whose obligations are exempt from state income taxes under federal law. Distributions, if any, derived from capital gains or other sources generally will be taxable for Georgia income tax purposes to shareholders of the Fund who are subject to the Georgia income tax.
       EVERGREEN NEW JERSEY TAX-FREE INCOME FUND. For individual shareholders in any year in which the Fund satisfies the requirements for treatment as a "qualified investment fund" under New Jersey law, distributions from the Fund will be exempt from the New Jersey Gross Income Tax to the extent such distributions are
                                       34
attributable to interest or gains from (i) obligations issued by or on behalf of the State of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey or (ii) obligations that are otherwise statutorily exempt from state or local taxation or under the laws of the United States. Any gains realized on the sale or redemption of shares held in a qualified investment fund are also exempt from the New Jersey Gross Income Tax. Corporate shareholders will be subject to a corporate franchise tax on distributions from and on gains from sales of the shares of the Fund.
       EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND. Under existing North Carolina law, shareholders of the Fund will not be subject to individual or corporate North Carolina income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest on obligations issued by North Carolina and political subdivisions thereof or (2) interest on obligations of the United States or its territories or possessions. However, for corporate shareholders, the exemption is limited to $15,000 per year, and otherwise exempt income from funds is subject to a corporate income tax. Distributions, if any, derived from capital gains or other sources generally will be taxable for North Carolina income tax purposes to shareholders of the Fund who are subject to the North Carolina income tax.
       EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND. Under existing South Carolina law, shareholders of the Fund will not be subject to individual or corporate South Carolina income taxes on Fund distributions to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest on obligations of the State of South Carolina, or any of its political subdivisions, (2) interest on obligations of the United States, or (3) interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. Distributions, if any, derived from capital gains or other sources, generally will be taxable for South Carolina income tax purposes to shareholders of the Fund who are subject to South Carolina income tax.
       EVERGREEN VIRGINIA MUNICIPAL BOND FUND. Under existing Virginia law, shareholders of the Fund will not be subject to individual or corporate Virginia income taxes on distributions received from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to interest earned on (1) obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof, or (2) obligations issued by a territory or possession of the United States or any subdivision thereof which federal law exempts from state income taxes. Distributions, if any, derived from capital gains or other sources generally will be taxable for Virginia income tax purposes to shareholders of the Fund who are subject to Virginia income tax.
     Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from federal and if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.
     A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.
GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund. Organization. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND is a separate investment series of The Evergreen Municipal Trust, a Massachusetts business trust organized in 1988. EVERGREEN NEW JERSEY TAX-FREE INCOME FUND is a separate investment series of The Evergreen Tax Free Trust (formerly FFB Funds Trust), a Massachusetts business trust organized in 1985. EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA
                                       35

MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND are each separate investment series of Evergreen Investment Trust (formerly First Union Funds), a Massachusetts business trust organized in 1984. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
       A shareholder in each Class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable CDSC. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series or Class were established in a Fund, each share of the series or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Class A, B and Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution, shareholder service and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.
Custodian, Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent. State Street is compensated for its services as transfer agent by a fee based upon the number of shareholder accounts maintained for the Funds. The transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares.
Principal Underwriter. EFD, an affiliate of Furman Selz LLC, located at 230 Park Avenue, New York, New York, 10169, is the principal underwriter of the Funds. Furman Selz LLC also acts as sub-administrator to the Funds.
Other Classes of Shares. Each Fund currently offers three classes of shares, Class A, Class B and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares.
Performance Information. A Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on Securities and Exchange Commission ("SEC") formulas and are not intended to indicate future performance.
       Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all a Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.
                                       36

       Each Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.
       Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar and other industry publications. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.
       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The Principal Underwriter may also reprint, and use as advertising and sales literature, articles from EVERGREEN EVENTS, a quarterly magazine provided to Evergreen mutual fund shareholders.
Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which each Fund operates provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.
Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       37

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219
      EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
      EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
  DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10169
  45958                                                             536336rev 03
*******************************************************************************

  PROSPECTUS                                                 October 31, 1996
  EVERGREEN(SM) STATE SPECIFIC TAX-FREE FUNDS           (Evergreen tree logo)
  EVERGREEN FLORIDA MUNICIPAL BOND FUND
  EVERGREEN GEORGIA MUNICIPAL BOND FUND
  EVERGREEN NEW JERSEY TAX-FREE INCOME FUND
  EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
  EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
  EVERGREEN VIRGINIA MUNICIPAL BOND FUND
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
  CLASS Y SHARES
           The Evergreen State Specific Tax-Free Funds (the "Funds") are designed to provide investors with current income exempt from Federal income tax and certain state income tax. This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is, or is a series of, an open-end, non-diversified, management investment company except for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND which is diversified. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.
           A "Statement of Additional Information" for the Funds and certain other funds in the Evergreen group of mutual funds dated October 31, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 235-0064. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE INVESTMENT RISKS.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND WILL INVEST AT LEAST 65% OF THE VALUE OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES CONSISTING OF HIGH YIELD (I.E., HIGH RISK), MEDIUM, LOWER RATED AND UNRATED BONDS. SUCH SECURITIES ARE COMMONLY CALLED JUNK BONDS AND ARE SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL THAN HIGHER RATED SECURITIES. LOWER QUALITY SECURITIES INVOLVE A GREATER RISK OF DEFAULT AND, CONSEQUENTLY, SHARES OF THE EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND ARE SPECULATIVE SECURITIES.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                17
         Investment Practices and Restrictions             20
MANAGEMENT OF THE FUNDS
         Investment Adviser                                25
         Portfolio Managers                                26
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 27
         How to Redeem Shares                              28
         Exchange Privilege                                28
         Shareholder Services                              29
         Effect of Banking Laws                            30
OTHER INFORMATION
         Dividends, Distributions and Taxes                30
         General Information                               32

                             OVERVIEW OF THE FUNDS
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The Capital Management Group of First Union National Bank of North Carolina serves as investment adviser to the Evergreen State Specific Tax-Free Funds which include: EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND AND EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. First Union National Bank of North Carolina is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States.
       EVERGREEN FLORIDA MUNICIPAL BOND FUND seeks current income exempt from federal income tax consistent with preservation of capital. In addition, the Fund intends to qualify as an investment exempt from the Florida state intangibles tax.
       EVERGREEN GEORGIA MUNICIPAL BOND FUND seeks current income exempt from federal income tax and Georgia state income tax, consistent with preservation of capital.
       EVERGREEN NEW JERSEY TAX-FREE INCOME FUND seeks a high level of income, exempt from federal and New Jersey personal income taxes.
       EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND seeks current income exempt from federal income tax and North Carolina state income tax, consistent with preservation of capital. In addition, the Fund intends to qualify as an investment substantially exempt from the North Carolina intangible personal property tax.
       EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND seeks current income exempt from federal income tax and South Carolina state income tax.
       EVERGREEN VIRGINIA MUNICIPAL BOND FUND seeks current income exempt from federal income tax and Virginia state income tax, consistent with preservation of capital.
       EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND seeks to provide a high level of current income exempt from federal income taxes. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in municipal securities consisting of high yield (i.e., high risk), medium, lower rated and unrated bonds.
       THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in the Class Y Shares of the Fund. For further information see "Purchase and Redemption of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                    None
Sales Charge on Dividend Reinvestments                       None
Contingent Deferred Sales Charge                             None
Redemption Fee                                               None
Exchange Fee (only applies after 4 exchanges per
year)                                                      $ 5.00

       The following table shows for the Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to Class Y Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.
EVERGREEN FLORIDA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                               EXPENSES+                                   Class Y
Management Fees                   .50%
                                               After 1 Year                 $   8
12b-1 Fees                          --
                                               After 3 Years                $  25
Other Expenses                    .27%
                                               After 5 Years                $  43
                                               After 10 Years               $  95
Total                             .77%

EVERGREEN GEORGIA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                               EXPENSES+                                   Class Y
Management Fees                    .50%
                                               After 1 Year                 $  10
12b-1 Fees                           --
                                               After 3 Years                $  32
Other Expenses**                   .50%
                                               After 5 Years                $  55
                                               After 10 Years               $ 122
Total                             1.00%

EVERGREEN NEW JERSEY TAX-FREE INCOME FUND

                            ANNUAL OPERATING                               EXAMPLE
                               EXPENSES+                                   Class Y
Management Fees                    .50%
                                               After 1 Year                 $   9
12b-1 Fees                           --
                                               After 3 Years                $  28
Other Expenses**                   .37%
                                               After 5 Years                $  48
                                               After 10 Years               $ 107
Total                              .87%

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                               EXPENSES+                                   Class Y
Management Fees                    .50%
                                               After 1 Year                 $  10
12b-1 Fees                           --
                                               After 3 Years                $  32
Other Expenses                     .50%
                                               After 5 Years                $  55
                                               After 10 Years               $ 122
Total                             1.00%

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                               EXPENSES+                                   Class Y
Management Fees                    .50%
                                               After 1 Year                 $  10
12b-1 Fees                           --
                                               After 3 Years                $  32
Other Expenses**                   .50%
                                               After 5 Years                $  55
                                               After 10 Years               $ 122
Total                             1.00%

EVERGREEN VIRGINIA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                               EXPENSES+                                   Class Y
Management Fees                    .50%
                                               After 1 Year                 $  10
12b-1 Fees                           --
                                               After 3 Years                $  32
Other Expenses**                   .50%
                                               After 5 Years                $  55
                                               After 10 Years               $ 122
Total                             1.00%

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                               EXPENSES+                                   Class Y
Management Fees                   .60%
                                               After 1 Year                 $   9
12b-1 Fees                          --
                                               After 3 Years                $  28
Other Expenses                    .29%
                                               After 5 Years                $  49
                                               After 10 Years               $ 110
Total                             .89%

+ The estimated annual operating expenses and examples do not reflect fee waivers and reimbursements for the most recent fiscal period. Actual expenses for Class Y Shares, net of fee waivers and expense reimbursements for the period ended August 31, 1996 were as follows:

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND                         .59%
EVERGREEN FLORIDA MUNICIPAL BOND FUND                                     .57%
EVERGREEN GEORGIA MUNICIPAL BOND FUND                                     .63%
EVERGREEN NEW JERSEY TAX FREE INCOME FUND                                 .31%
EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND                              .84%
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND                              .62%
EVERGREEN VIRGINIA MUNICIPAL BOND FUND                                    .70%

** Reflects agreements by the investment adviser to limit aggregate operating expenses (including the management fees, but excluding interest, taxes, brokerage commissions, Rule 12b-1 Fees, shareholder servicing fees and extraordinary expenses) of EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND to 1% of average net assets for the foreseeable future. Absent such agreements, the estimated annual operating expenses for these Funds would be as follows:

EVERGREEN GEORGIA MUNICIPAL BOND FUND                                    2.51%
EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND                             1.07%
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND                             3.70%
EVERGREEN VIRGINIA MUNICIPAL BOND FUND                                   3.24%

       From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the most recent fiscal period. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds".
                                       4

                              FINANCIAL HIGHLIGHTS
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. The information in the tables for EVERGREEN FLORIDA MUNICIPAL BOND FUND for the periods ended August 31, 1996 and August 31, 1995 has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for each of the years in the three-year period ended April 30, 1995 was audited by Tait, Weller & Baker, the Fund's prior independent auditors. The information in the tables for EVERGREEN NEW JERSEY TAX-FREE INCOME FUND for each of the periods from March 1, 1993 through August 31, 1996 has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for EVERGREEN NEW JERSEY TAX-FREE INCOME FUND for the year ended February 28, 1993 has been audited by Price Waterhouse LLP, the Fund's prior independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each of the periods from May 1, 1995 through August 31, 1996 has been audited by Price Waterhouse LLP, the Fund's current independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each of the years in the two-year period ended April 30, 1995 and for the period June 17, 1992 (commencement of operations) through April 30, 1993 was audited by Tait, Weller & Baker, the Fund's prior independent auditors. A report of KPMG Peat Marwick LLP, Price Waterhouse LLP or Tait, Weller & Baker, as the case may be on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       Further information about each Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge. EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                            FOUR
                                                           MONTHS
                                             YEAR ENDED    ENDED
                                             AUGUST 31,  AUGUST 31,                   YEAR ENDED APRIL 30,
                                                1996      1995#||     1995||    1994||    1993||    1992||   1991||   1990||
PER SHARE DATA:
Net asset value, beginning of period........     $9.74       $9.61      $9.52     $9.95     $9.35     $9.21    $8.80   $9.09
Income (loss) from investment operations:
Net investment income.......................       .54         .19        .54       .56       .56       .61      .66     .58
Net realized and unrealized gain (loss) on
  investments...............................      (.04)        .22        .11      (.36)      .67       .22      .43    (.24)
  Total from investment operations..........       .50         .41        .65       .20      1.23       .83     1.09     .34
Less distributions to shareholders from:
Net investment income.......................      (.54)       (.19)      (.54)     (.56)     (.56)     (.61)    (.68)   (.59)
Distributions in excess of net investment
  income....................................        --        (.03)        --        --        --        --       --      --
Net realized gains..........................        --        (.06)      (.02)     (.07)     (.07)     (.04)      --    (.04)
Paid-in capital.............................        --          --         --        --        --      (.04)      --      --
  Total distributions.......................      (.54)       (.28)      (.56)     (.63)     (.63)     (.69)    (.68)   (.63)
  Net asset value, end of period............     $9.70       $9.74      $9.61     $9.52     $9.95     $9.35    $9.21   $8.80
TOTAL RETURN+...............................      5.1%        4.2%       7.1%      1.9%     13.6%      9.3%    12.9%    3.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...  $115,723    $136,449   $168,542  $199,612  $198,286  $147,996  $75,791  $7,286
Ratios to average net assets:
  Expenses..................................      .63%**      .82%++**     .61%     .56%     .58%      .41%**    .10%**   .10%**
  Net investment income.....................     5.46%**     4.89%++**    5.73%    5.37%    5.66%     6.12%**   6.55%**  6.15%**
Portfolio turnover rate.....................       30%         29%        53%       32%       24%       24%      66%     82%
                                               MAY 11,
                                                1988*
                                               THROUGH
                                              APRIL 30,
                                               1989||
PER SHARE DATA:
Net asset value, beginning of period........     $8.82
Income (loss) from investment operations:
Net investment income.......................       .47
Net realized and unrealized gain (loss) on
  investments...............................       .22
  Total from investment operations..........       .69
Less distributions to shareholders from:
Net investment income.......................      (.42)
Distributions in excess of net investment
  income....................................        --
Net realized gains..........................        --
Paid-in capital.............................        --
  Total distributions.......................      (.42)
  Net asset value, end of period............     $9.09
TOTAL RETURN+...............................      9.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...      $717
Ratios to average net assets:
  Expenses..................................      .30%**++
  Net investment income.....................     5.30%**++
Portfolio turnover rate.....................       30%

#  The Fund changed its fiscal year-end from April 30 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                                              FOUR                                    MAY 11,
                                                           YEAR              MONTHS                                    1988*
                                                           ENDED             ENDED                                    THROUGH
                                                        AUGUST 31,         AUGUST 31,      YEAR ENDED APRIL 30,      APRIL 30,
                                                           1996              1995#         1992    1991    1990        1989
Expenses............................................        .95%              1.05%         .68%    .88%   5.14%       20.40%
Net investment income (loss)........................       5.14%              4.66%        5.85%   5.77%   1.01%      (14.80%)


|| On June 30, 1995, ABT Florida Tax-Free Fund sold its net assets to First
   Union Florida Municipal Bond Portfolio which was subsequently renamed Evergreen Florida Municipal Bond Fund. ABT Florida Tax-Free Fund was the accounting survivor in the combination. Accordingly, the information stated in the above table prior to the combination reflects the results of ABT Florida Tax-Free Fund. The net asset values per share and related per share data have been restated to reflect the conversion of shares.
                                       5

EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS B AND Y SHARES

                                                                                 CLASS B SHARES              CLASS Y SHARES
                                                                                           JUNE 30,                    JUNE 30,
                                                                                            1995*                       1995*
                                                                            YEAR ENDED     THROUGH      YEAR ENDED     THROUGH
                                                                            AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                                               1996        1995#||         1996        1995#||
PER SHARE DATA:
Net asset value, beginning of period.....................................       $9.74         $9.67         $9.74        $9.67
Income (loss) from investment operations:
Net investment income....................................................         .44           .07           .53          .09
Net realized and unrealized gain (loss) on investments...................        (.04)          .10          (.03)         .10
  Total from investment operations.......................................         .40           .17           .50          .19
Less distributions to shareholders from:
Net investment income....................................................        (.44)         (.07)         (.54)        (.09)
Distributions in excess of net investment income.........................          --          (.03)           --         (.03)
Net realized gains.......................................................          --            --            --           --
Paid-in capital..........................................................          --            --            --           --
  Total distributions....................................................        (.44)         (.10)         (.54)        (.12)
  Net asset value, end of period.........................................       $9.70         $9.74         $9.70        $9.74
TOTAL RETURN+............................................................        4.2%          1.5%          5.2%         1.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)................................     $28,849       $27,351       $12,259       $3,602
Ratios to average net assets:
  Expenses...............................................................       1.58%**       1.44%**++      .57%**       .59%**++
  Net investment income..................................................       4.52%**       3.22%**++     5.55%**      4.93%**++
Portfolio turnover rate..................................................         30%           29%           30%          29%

#  The Fund changed its fiscal year-end from April 30 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                 CLASS B SHARES              CLASS Y SHARES
                                                                                           JUNE 30,                    JUNE 30,
                                                                               YEAR         1995*          YEAR         1995*
                                                                              ENDED        THROUGH        ENDED        THROUGH
                                                                            AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                                               1996          1995          1996          1995
Expenses.................................................................       1.76%         1.64%          .77%         .79%
Net investment income....................................................       4.32%         3.02%         5.35%        4.73%

|| On June 30, 1995, ABT Florida Tax-Free Fund sold its net assets to First
   Union Florida Municipal Bond Portfolio which was subsequently renamed Evergreen Florida Municipal Bond Fund. ABT Florida Tax-Free Fund was the accounting survivor in the combination. Accordingly, the information stated in the above table prior to the combination reflects the results of ABT Florida Tax-Free Fund. The net asset values per share and related per share data have been restated to reflect the conversion of shares.
                                       6

EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                                                                     JULY 2,
                                                                                      EIGHT MONTHS                    1993*
                                                                          YEAR ENDED      ENDED       YEAR ENDED     THROUGH
                                                                          AUGUST 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,
                                                                             1996         1995#          1994          1993
PER SHARE DATA:
Net asset value, beginning of period.....................................    $9.47         $8.74        $10.19        $10.00
Income (loss) from investment operations.................................
Net investment income....................................................      .48           .33           .48           .20
Net realized and unrealized gain (loss) on investments...................      .10           .73         (1.45)          .19
  Total from investment operations.......................................      .58          1.06          (.97)          .39
Less distributions to shareholders from net investment income............     (.48)         (.33)         (.48)         (.20)
  Net asset value, end of period.........................................    $9.57         $9.47         $8.74        $10.19
TOTAL RETURN+............................................................     6.2%         12.3%         (9.6%)         4.0%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)................................   $1,954        $2,098        $1,387          $817
Ratios to average net assets:
  Expenses **............................................................     .88%          .71%++        .53%          .25%++
  Net investment income **...............................................    4.96%         5.39%++       5.26%         4.71%++
Portfolio turnover rate..................................................      21%           91%          147%           15%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                                                                                     JULY 2,
                                                                                      EIGHT MONTHS                    1993*
                                                                          YEAR ENDED      ENDED       YEAR ENDED     THROUGH
                                                                          AUGUST 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,
                                                                             1996         1995#          1994          1993
Expense..................................................................    2.82%        2.83%          3.61%         6.82%
Net investment income (loss).............................................    3.02%        3.27%          2.18%        (1.86%)

EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS B AND Y SHARES

                                                      CLASS B SHARES                                  CLASS Y SHARES
                                                                              JULY 2,                                FEBRUARY 28,
                                               EIGHT MONTHS                    1993*                  EIGHT MONTHS      1994*
                                   YEAR ENDED      ENDED       YEAR ENDED     THROUGH     YEAR ENDED      ENDED        THROUGH
                                   AUGUST 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,  AUGUST 31,   AUGUST 31,    DECEMBER 31,
                                      1996         1995#          1994          1993         1996         1995#          1994
PER SHARE DATA:
Net asset value, beginning of
  period..........................    $9.47         $8.74         $10.19       $10.00        $9.47         $8.74         $9.83
Income (loss) from investment
  operations......................
Net investment income.............      .41           .28            .43          .18          .50           .35           .42
Net realized and unrealized gain
  (loss) on investments...........      .10           .73          (1.45)         .19          .10           .73         (1.09)
  Total from investment
    operations....................      .51          1.01          (1.02)         .37          .60          1.08          (.67)
Less distributions to shareholders
  from net investment income......     (.41)         (.28)          (.43)        (.18)        (.50)         (.35)         (.42)
  Net asset value, end of
  period..........................    $9.57         $9.47          $8.74       $10.19        $9.57         $9.47         $8.74
TOTAL RETURN+.....................     5.4%         11.7%         (10.2%)        3.7%         6.5%         12.5%         (6.9%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted)........................   $9,271        $7,538         $6,912       $3,692       $1,620        $1,339          $284
Ratios to average net assets:
  Expenses **.....................    1.63%         1.46%++        1.13%         .75%++       .63%          .46%++        .31%++
  Net investment income **........    4.21%         4.64%++        4.66%        4.15%++      5.21%         5.64%++       5.68%++
Portfolio turnover rate...........      21%           91%           147%          15%          21%           91%          147%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                      CLASS B SHARES
                                                                              JULY 2,                  CLASS Y SHARES
                                               EIGHT MONTHS                    1993*                  EIGHT MONTHS   FEBRUARY 28,
                                   YEAR ENDED      ENDED       YEAR ENDED     THROUGH     YEAR ENDED      ENDED      1994* THROUGH
                                   AUGUST 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,  AUGUST 31,   AUGUST 31,    DECEMBER 31,
                                      1996         1995#          1994          1993         1996         1995#          1994
Expense...........................    3.54%        3.58%          4.21%         7.32%        2.51%        2.58%          3.39%
Net investment income (loss)......    2.30%        2.52%          1.58%        (2.42%)       3.33%        3.52%          2.60%

EVERGREEN NEW JERSEY TAX-FREE INCOME FUND -- CLASS A SHARES

                                                       SIX MONTHS
                                                          ENDED
                                                       AUGUST 31,           YEAR ENDED             YEAR ENDED FEBRUARY 28,
                                                          1996#          FEBRUARY 29, 1996      1995        1994        1993
PER SHARE DATA:
Net asset value, beginning of period.............         $11.01               $10.53           $10.99      $11.01      $10.22
Income (loss) from investment operations:
Net investment income............................            .28                  .56              .57         .60         .63
Net realized and unrealized gain (loss) on
 investments.....................................           (.26)                 .48             (.46)       (.02)        .79
 Total from investment operations................            .02                 1.04              .11         .58        1.42
Less distributions to shareholders from net
 investment income...............................          (1.28)                (.56)            (.57)       (.60)       (.63)
 Net asset value, end of period..................         $10.75               $11.01           $10.53      $10.99      $11.01
TOTAL RETURN+....................................            .2%                10.1%             1.4%        5.3%       14.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)........        $32,377              $41,762          $34,852     $42,783     $30,863
Ratios to average net assets:
 Expenses**......................................           .34%++               .36%             .25%        .14%        .00%
 Net investment income**.........................          5.08%++              5.15%            5.52%       5.31%       5.97%
Portfolio turnover rate..........................             0%                   4%               8%          2%          5%
                                                   JULY 16, 1991*
                                                      THROUGH
                                                    FEBRUARY 29,
                                                        1992
PER SHARE DATA:
Net asset value, beginning of period.............       $10.00
Income (loss) from investment operations:
Net investment income............................          .38
Net realized and unrealized gain (loss) on
 investments.....................................          .22
 Total from investment operations................          .60
Less distributions to shareholders from net
 investment income...............................         (.38)
 Net asset value, end of period..................       $10.22
TOTAL RETURN+....................................         9.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)........     $ 13,129
Ratios to average net assets:
 Expenses**......................................         .01%++
 Net investment income**.........................        5.89%++
Portfolio turnover rate..........................           5%

#  The Fund changed its fiscal year end from February 28 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment advisor, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                       SIX MONTHS
                                                          ENDED
                                                       AUGUST 31,           YEAR ENDED             YEAR ENDED FEBRUARY 28,
                                                          1996#          FEBRUARY 29, 1996      1995        1994        1993
Expenses.........................................          1.11%                1.03%            1.04%       1.05%       1.16%
Net investment income............................          4.31%                4.48%            4.73%       4.40%       4.81%
                                                   JULY 16, 1991*
                                                      THROUGH
                                                    FEBRUARY 29,
                                                        1992
Expenses.........................................        1.20%
Net investment income............................        4.70%

EVERGREEN NEW JERSEY TAX-FREE INCOME FUND -- CLASS B AND Y SHARES

                                                                       CLASS B SHARES                  CLASS Y SHARES
                                                              SIX MONTHS        JANUARY 30, 1996*        SIX MONTHS
                                                                ENDED                THROUGH               ENDED
                                                           AUGUST 31, 1996#     FEBRUARY 29, 1996     AUGUST 31, 1996#
PER SHARE DATA:
Net asset value, beginning of period...................         $11.01                $11.08               $11.01
Income (loss) from investment operations:
Net investment income..................................            .24                   .05                  .28
Net realized and unrealized gain (loss) on
 investments...........................................           (.26)                 (.07)                (.26)
 Total from investment operations......................           (.02)                 (.02)                 .02
Less distributions to shareholders from net investment
 income................................................           (.24)                 (.05)                (.28)
 Net asset value, end of period........................         $10.75                $11.01               $10.75
TOTAL RETURN+..........................................           (.2%)                 (.2%)                 .2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..............         $2,709                  $186               $9,076
Ratios to average net assets:
 Expenses**++..........................................          1.28%                  .31%                 .31%
 Net investment income**++.............................          4.14%                 5.23%                5.12%
Portfolio turnover rate................................             0%                    4%                   0%

                                                         FEBRUARY 8, 1996*
                                                              THROUGH
                                                         FEBRUARY 29, 1996
PER SHARE DATA:
Net asset value, beginning of period...................        $11.14
Income (loss) from investment operations:
Net investment income..................................           .03
Net realized and unrealized gain (loss) on
 investments...........................................          (.13)
 Total from investment operations......................          (.10)
Less distributions to shareholders from net investment
 income................................................          (.03)
 Net asset value, end of period........................        $11.01
TOTAL RETURN+..........................................          (.9%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..............           $18
Ratios to average net assets:
 Expenses**++..........................................          .31%
 Net investment income**++.............................         5.28%
Portfolio turnover rate................................            4%

 # The Fund changed its fiscal year end from February 28 to August 31.
 * Commencement of class operations.
 + Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++ Annualized.
 ** Net of expense waivers and reimbursements. If the Fund had borne aall expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                       CLASS B SHARES                  CLASS Y SHARES
                                                              SIX MONTHS        JANUARY 30, 1996*        SIX MONTHS
                                                                ENDED                THROUGH               ENDED
                                                           AUGUST 31, 1996#     FEBRUARY 29, 1996     AUGUST 31, 1996#
Expenses...............................................          1.85%                 1.66%                 .87%
Net investment income..................................          3.57%                 3.88%                4.56%

                                                         FEBRUARY 8, 1996*
                                                              THROUGH
                                                         FEBRUARY 29, 1996
Expenses...............................................          .88%
Net investment income..................................         4.71%

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                                            EIGHT MONTHS
                                                                                YEAR ENDED      ENDED       YEAR ENDED
                                                                                AUGUST 31,   AUGUST 31,    DECEMBER 31,
                                                                                   1996         1995#          1994
PER SHARE DATA:
Net asset value, beginning of period...........................................    $9.95         $9.16        $10.61
Income (loss) from investment operations:
Net investment income..........................................................      .49           .33           .49
Net realized and unrealized (loss) on investments..............................      .02           .79         (1.45)
 Total from investment operations..............................................      .51          1.12          (.96)
Less distributions to shareholders from:
Net investment income..........................................................     (.48)         (.33)         (.49)
Net realized gains.............................................................       --            --            --
 Total distributions...........................................................     (.48)         (.33)         (.49)
 Net asset value, end of period................................................    $9.98         $9.95         $9.16
TOTAL RETURN+..................................................................     5.2%         12.3%         (9.1%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)......................................   $7,989        $8,279        $7,979
Ratios to average net assets:
 Expenses **...................................................................    1.08%          .92%++        .79%
 Net investment income **......................................................    4.81%         5.09%++       5.11%
Portfolio turnover rate........................................................      86%          117%          126%
                                                                                  JANUARY 11,
                                                                                 1993* THROUGH
                                                                                 DECEMBER 31,
                                                                                     1993
PER SHARE DATA:
Net asset value, beginning of period...........................................      $10.00
Income (loss) from investment operations:
Net investment income..........................................................         .46
Net realized and unrealized (loss) on investments..............................         .64
 Total from investment operations..............................................        1.10
Less distributions to shareholders from:
Net investment income..........................................................        (.46)
Net realized gains.............................................................        (.03)
 Total distributions...........................................................        (.49)
 Net asset value, end of period................................................      $10.61
TOTAL RETURN+..................................................................       11.3%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)......................................     $12,739
Ratios to average net assets:
 Expenses **...................................................................        .32%++
 Net investment income **......................................................       4.91%++
Portfolio turnover rate........................................................         57%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                            EIGHT MONTHS
                                                                                YEAR ENDED      ENDED       YEAR ENDED
                                                                                AUGUST 31,   AUGUST 31,    DECEMBER 31,
                                                                                   1996         1995#          1994
Expenses.......................................................................    1.35%        1.27%          1.18%
Net investment income..........................................................    4.54%        4.74%          4.72%
                                                                                  JANUARY 11,
                                                                                 1993* THROUGH
                                                                                 DECEMBER 31,
                                                                                     1993
Expenses.......................................................................      1.25%
Net investment income..........................................................      3.98%

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS B AND Y SHARES

                                                                 CLASS B SHARES                           CLASS Y SHARES
                                                         EIGHT MONTHS                  JANUARY 11,               EIGHT MONTHS
                                             YEAR ENDED      ENDED       YEAR ENDED   1993* THROUGH  YEAR ENDED      ENDED
                                             AUGUST 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,   AUGUST 31,
                                                1996         1995#          1994          1993          1996         1995#
PER SHARE DATA:
Net asset value, beginning of period........     $9.95        $9.16         $10.61        $10.00        $9.95         $9.16
Income (loss) from investment operations:
Net investment income.......................       .42          .28            .44           .42          .51           .35
Net realized and unrealized (loss) on
 investments................................       .02          .79          (1.45)          .64          .03           .79
 Total from investment operations...........       .44         1.07          (1.01)         1.06          .54          1.14
Less distributions to shareholders from:
Net investment income.......................      (.41)        (.28)          (.44)         (.42)        (.51)         (.35)
Net realized gains..........................        --           --             --          (.03)          --            --
 Total distributions........................      (.41)        (.28)          (.44)         (.45)        (.51)         (.35)
 Net asset value, end of period.............     $9.98        $9.95          $9.16        $10.61        $9.98         $9.95
TOTAL RETURN+...............................      4.4%        11.8%          (9.6%)        10.8%         5.4%         12.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...  $ 49,382      $49,040       $ 44,616       $45,168       $3,771        $1,006
Ratios to average net assets:
 Expenses **................................     1.83%        1.67%++        1.37%          .79%++       .84%          .67%++
 Net investment income **...................     4.06%        4.34%++        4.53%         4.47%++      5.05%         5.34%++
Portfolio turnover rate.....................       86%         117%           126%           57%          86%          117%

                                               FEBRUARY 28,
                                              1994* THROUGH
                                               DECEMBER 31,
                                                   1994
PER SHARE DATA:
Net asset value, beginning of period........       $10.31
Income (loss) from investment operations:
Net investment income.......................          .43
Net realized and unrealized (loss) on
 investments................................        (1.15)
 Total from investment operations...........         (.72)
Less distributions to shareholders from:
Net investment income.......................         (.43)
Net realized gains..........................           --
 Total distributions........................         (.43)
 Net asset value, end of period.............        $9.16
TOTAL RETURN+...............................        (7.0%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...         $642
Ratios to average net assets:
 Expenses **................................         .59%++
 Net investment income **...................        5.58%++
Portfolio turnover rate.....................         126%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                 CLASS B SHARES                           CLASS Y SHARES
                                                         EIGHT MONTHS                  JANUARY 11,               EIGHT MONTHS
                                             YEAR ENDED      ENDED       YEAR ENDED   1993* THROUGH  YEAR ENDED      ENDED
                                             AUGUST 31,   AUGUST 31,    DECEMBER 31,  DECEMBER 31,   AUGUST 31,   AUGUST 31,
                                                1996         1995#          1994          1993          1996         1995#
Expenses....................................    2.10%        2.02%          1.76%         1.74%         1.07%        1.02%
Net investment income.......................    3.79%        3.99%          4.14%         3.52%         4.82%        4.99%

                                               FEBRUARY 28,
                                              1994* THROUGH
                                               DECEMBER 31,
                                                   1994
Expenses....................................        .98%
Net investment income.......................       5.19%

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND -- CLASS A, B AND Y SHARES

                                     CLASS A SHARES                           CLASS B SHARES                    CLASS Y SHARES
                            YEAR     EIGHT MONTHS   JANUARY 3,       YEAR     EIGHT MONTHS   JANUARY 3,       YEAR     EIGHT MONTHS
                           ENDED        ENDED      1994* THROUGH    ENDED        ENDED      1994* THROUGH    ENDED        ENDED
                         AUGUST 31,   AUGUST 31,   DECEMBER 31,   AUGUST 31,   AUGUST 31,   DECEMBER 31,   AUGUST 31,   AUGUST 31,
                            1996        1995#          1994          1996        1995#          1994          1996        1995#
PER SHARE DATA:
Net asset value,
 beginning of period....    $9.59        $8.62         $10.00        $9.59        $8.62         $10.00        $9.59        $8.62
Income (loss) from
 investment operations:
Net investment income...      .49          .34            .46          .41          .29            .41          .51          .35
Net realized and
 unrealized gain (loss)
 on
 investments............      .10          .97          (1.38)         .10          .97          (1.38)         .10          .97
 Total from investment
   operations...........      .59         1.31           (.92)         .51         1.26           (.97)         .61         1.32
Less distributions to
 shareholders from net
 investment income......     (.49)        (.34)          (.46)        (.41)        (.29)          (.41)        (.51)        (.35)
Net asset value, end of
 period.................    $9.69        $9.59          $8.62        $9.69        $9.59          $8.62        $9.69        $9.59
TOTAL RETURN+...........     6.2%        15.4%          (9.3%)        5.4%        14.8%          (9.8%)        6.5%        15.5%
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's
 omitted)...............     $841         $610           $312       $4,282       $3,542         $2,456       $4,555       $1,673
Ratios to average net
 assets:
 Expenses **............     .86%         .53%++         .25%++      1.61%        1.28%++         .87%++       .62%         .28%++
 Net investment income
   **...................    4.98%        5.41%++        5.57%++      4.23%        4.66%++        4.88%++      5.22%        5.66%++
Portfolio turnover
 rate...................      37%          66%            23%          37%          66%            23%          37%          66%

                          FEBRUARY 28,
                          1994* THROUGH
                          DECEMBER 31,
                              1994
PER SHARE DATA:
Net asset value,
 beginning of period....       $9.74
Income (loss) from
 investment operations:
Net investment income...         .43
Net realized and
 unrealized gain (loss)
 on
 investments............       (1.12)
 Total from investment
   operations...........        (.69)
Less distributions to
 shareholders from net
 investment income......        (.43)
Net asset value, end of
 period.................       $8.62
TOTAL RETURN+...........       (7.1%)
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's
 omitted)...............         $92
Ratios to average net
 assets:
 Expenses **............        .00%++
 Net investment income
   **...................       5.92%++
Portfolio turnover
 rate...................         23%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                     CLASS A SHARES                           CLASS B SHARES                    CLASS Y SHARES
                            YEAR     EIGHT MONTHS   JANUARY 3,       YEAR     EIGHT MONTHS   JANUARY 3,       YEAR     EIGHT MONTHS
                           ENDED        ENDED      1994* THROUGH    ENDED        ENDED      1994* THROUGH    ENDED        ENDED
                         AUGUST 31,   AUGUST 31,   DECEMBER 31,   AUGUST 31,   AUGUST 31,   DECEMBER 31,   AUGUST 31,   AUGUST 31,
                            1996        1995#          1994          1996        1995#          1994          1996        1995#
Expenses................    4.00%        6.50%         10.71%        4.76%        7.25%         11.33%        3.70%        6.25%
Net investment income
 (loss).................    1.84%        (.56%)        (4.89%)       1.08%       (1.31%)        (5.58%)       2.14%        (.31%)

                          FEBRUARY 28,
                          1994* THROUGH
                          DECEMBER 31,
                              1994
Expenses................      10.46%
Net investment income
 (loss).................      (4.54%)

EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                              YEAR        EIGHT MONTHS
                                                                             ENDED           ENDED          YEAR ENDED
                                                                           AUGUST 31,      AUGUST 31,      DECEMBER 31,
                                                                              1996           1995#             1994
PER SHARE DATA:
Net asset value, beginning of period...................................       $9.67           $8.85           $10.19
Income (loss) from investment operations:
Net investment income..................................................         .48             .33              .47
Net realized and unrealized gain (loss) on investments.................         .01             .82            (1.34)
 Total from investment operations......................................         .49            1.15             (.87)
Less distributions to shareholders from net investment income..........        (.48)           (.33)            (.47)
 Net asset value, end of period........................................       $9.68           $9.67            $8.85
TOTAL RETURN+..........................................................        5.1%           13.1%            (8.6%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..............................      $2,892          $1,983           $1,606
Ratios to average net assets:
 Expenses **...........................................................        .93%            .72%++           .53%
 Net investment income **..............................................       4.83%           5.17%++          5.11%
Portfolio turnover rate................................................         68%             87%              59%
                                                                           JULY 2,
                                                                            1993*
                                                                           THROUGH
                                                                         DECEMBER 31,
                                                                             1993
PER SHARE DATA:
Net asset value, beginning of period...................................     $10.00
Income (loss) from investment operations:
Net investment income..................................................        .20
Net realized and unrealized gain (loss) on investments.................        .19
 Total from investment operations......................................        .39
Less distributions to shareholders from net investment income..........       (.20)
 Net asset value, end of period........................................     $10.19
TOTAL RETURN+..........................................................       3.9%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..............................     $1,306
Ratios to average net assets:
 Expenses **...........................................................       .25%++
 Net investment income **..............................................      4.64%++
Portfolio turnover rate................................................         0%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                                              YEAR        EIGHT MONTHS
                                                                             ENDED           ENDED          YEAR ENDED
                                                                           AUGUST 31,      AUGUST 31,      DECEMBER 31,
                                                                              1996           1995#             1994
Expenses...............................................................       3.47%           3.83%            5.14%
Net investment income (loss)...........................................       2.29%           2.06%             .50%
                                                                           JULY 2,
                                                                            1993*
                                                                           THROUGH
                                                                         DECEMBER 31,
                                                                             1993
Expenses...............................................................      7.75%
Net investment income (loss)...........................................     (2.86%)

EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS B AND Y SHARES

                                                                CLASS B SHARES                              CLASS Y
                                                                                            JULY 2,          SHARES
                                           YEAR        EIGHT MONTHS                          1993*            YEAR
                                          ENDED            ENDED          YEAR ENDED        THROUGH          ENDED
                                        AUGUST 31,      AUGUST 31,       DECEMBER 31,     DECEMBER 31,     AUGUST 31,
                                           1996            1995#             1994             1993            1996
PER SHARE DATA:
Net asset value, beginning of
 period.............................       $9.67            $8.85           $10.19           $10.00           $9.67
Income (loss) from investment
 operations:
Net investment income...............         .41              .28              .42              .17             .50
Net realized and unrealized gain
 (loss) on investments..............         .01              .82            (1.34)             .19             .01
 Total from investment operations...         .42             1.10             (.92)             .36             .51
Less distributions to shareholders
 from net investment income.........        (.41)            (.28)            (.42)            (.17)           (.50)
Net asset value, end of period......       $9.68            $9.67            $8.85           $10.19           $9.68
TOTAL RETURN+.......................        4.3%            12.5%            (9.1%)            3.7%            5.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)...........................      $5,963           $5,803           $3,817           $2,235          $4,266
Ratios to average net assets:
 Expenses **........................       1.68%            1.47%++          1.12%             .75%++          .70%
 Net investment income **...........       4.09%            4.42%++          4.54%            4.25%++         5.05%
Portfolio turnover rate.............         68%              87%              59%               0%             68%

                                      EIGHT MONTHS        FEBRUARY 28,
                                         ENDED           1994* THROUGH
                                       AUGUST 31,         DECEMBER 31,
                                         1995#                1994
PER SHARE DATA:
Net asset value, beginning of
 period.............................      $8.85               $9.83
Income (loss) from investment
 operations:
Net investment income...............        .34                 .41
Net realized and unrealized gain
 (loss) on investments..............        .82                (.98)
 Total from investment operations...       1.16                (.57)
Less distributions to shareholders
 from net investment income.........       (.34)               (.41)
Net asset value, end of period......      $9.67               $8.85
TOTAL RETURN+.......................      13.3%               (5.8%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)...........................       $965                $344
Ratios to average net assets:
 Expenses **........................       .47%                .28%++
 Net investment income **...........      5.42%++             5.54%++
Portfolio turnover rate.............        87%                 59%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income (loss) to average net assets, exclusive of any applicable state expense limitations, would have been the following:

                                                                 CLASS B SHARES                              CLASS Y
                                                                                             JULY 2,          SHARES
                                            YEAR        EIGHT MONTHS                          1993*            YEAR
                                           ENDED            ENDED          YEAR ENDED        THROUGH          ENDED
                                         AUGUST 31,      AUGUST 31,       DECEMBER 31,     DECEMBER 31,     AUGUST 31,
                                            1996            1995#             1994             1993            1996
Expenses.............................       4.23%           4.58%             5.73%            8.25%           3.24%
Net investment income (loss).........       1.54%           1.31%             (.07%)          (3.25%)          2.51%

                                       EIGHT MONTHS
                                          ENDED            FEBRUARY 28,
                                        AUGUST 31,        1994* THROUGH
                                          1995#         DECEMBER 31, 1994
Expenses.............................      3.58%               4.89%
Net investment income (loss).........      2.31%                .93%

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND -- CLASS A, B AND Y SHARES

                                                                   CLASS A SHARES#
                                                                                              JUNE 17,
                                                                                               1992*           CLASS B SHARES
                                                  YEAR      FOUR MONTHS                       THROUGH       YEAR      JULY 10, 1995*
                                                 ENDED         ENDED         YEAR ENDED        APRIL       ENDED         THROUGH
                                               AUGUST 31,   AUGUST 31,        APRIL 30,         30,      AUGUST 31,     AUGUST 31,
                                                  1996         1995#       1995#     1994#     1993#        1996           1995
PER SHARE DATA:
Net asset value, beginning of period..........    $10.40       $10.16      $10.08    $10.36    $10.00       $10.40         $10.41
Income (loss) from investment operations:
Net investment income.........................       .63          .21         .65       .68       .61          .55            .08
Net realized and unrealized gain (loss) on
 investments..................................       .02          .24         .08      (.26)      .39          .02           (.01)
 Total from investment operations.............       .65          .45         .73       .42      1.00          .57            .07
Less distributions to shareholders from:
Net investment income.........................      (.63)        (.21)       (.65)     (.68)     (.61 )       (.55)          (.08)
Net realized gains............................        --           --          --      (.02)     (.03 )         --             --
 Total distributions..........................      (.63)        (.21)       (.65)     (.70)     (.64 )       (.55)          (.08)
 Net asset value at end of period.............    $10.42       $10.40      $10.16    $10.08    $10.36       $10.42         $10.40
TOTAL RETURN+.................................      6.4%         4.4%        7.6%      3.3%     10.3%         5.6%            .6%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).....   $76,267      $59,551     $65,043   $72,683   $33,541      $19,219         $3,137
Ratios to average net assets:
 Expenses.....................................      .85%**      1.07%++**    .60%**    .14%**    .00%**++     1.59%**       1.09%++
 Net investment income........................     6.02%**      5.92%++**   6.52%**   6.16%**   5.92%**++     5.27%**       3.40%++
Portfolio turnover rate.......................       42%          14%         28%       31%       50%          42%            14%
                                                 CLASS Y
                                                  SHARES
                                                SEPTEMBER
                                                20, 1995*
                                                 THROUGH
                                                AUGUST 31,
                                                   1996
PER SHARE DATA:
Net asset value, beginning of period..........    $10.48
Income (loss) from investment operations:
Net investment income.........................       .63
Net realized and unrealized gain (loss) on
 investments..................................      (.06)
 Total from investment operations.............       .57
Less distributions to shareholders from:
Net investment income.........................      (.63)
Net realized gains............................        --
 Total distributions..........................      (.63)
 Net asset value at end of period.............    $10.42
TOTAL RETURN+.................................      6.3%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).....    $1,970
Ratios to average net assets:
 Expenses.....................................      .59%**++
 Net investment income........................     6.27%**++
Portfolio turnover rate.......................       42%

# Effective June 30, 1995, Evergreen Florida High Income Municipal Bond Fund, a new series of the Evergreen Municipal Trust, acquired substantially all of the net assets of ABT Florida High Income Municipal Bond Fund. ABT Florida High Income Municipal Bond Fund, which had a fiscal year that ended on April 30, was the accounting survivor in the combination. Accordingly, the information above includes the results of operations of ABT Florida High Income Municipal Bond Fund prior to June 30, 1995.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge and contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                                                      CLASS B
                                                                        CLASS A SHARES                                 SHARES
                                                  YEAR        FOUR MONTHS                         JUNE 17, 1992*        YEAR
                                                 ENDED           ENDED          YEAR ENDED           THROUGH           ENDED
                                               AUGUST 31,     AUGUST 31,         APRIL 30,          APRIL 30,        AUGUST 31,
                                                  1996           1995#        1995#     1994#         1993#             1996
Expenses...................................       1.15%          1.42%        1.26%     1.12%          1.12%            1.89%
Net investment income......................       5.72%          5.57%        5.86%     5.18%          4.80%            4.97%
                                              CLASS Y
                                               SHARES
                                             SEPTEMBER
                                             20, 1995*
                                              THROUGH
                                             AUGUST 31,
                                                1996
Expenses...................................      .89%
Net investment income......................     5.97%

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
EVERGREEN FLORIDA MUNICIPAL BOND FUND
EVERGREEN GEORGIA MUNICIPAL BOND FUND
EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
EVERGREEN VIRGINIA MUNICIPAL BOND FUND
       The Funds seek current income exempt from federal regular income tax and, where applicable, state income taxes, consistent with preservation of capital. In addition, the EVERGREEN FLORIDA MUNICIPAL BOND FUND intends to qualify as an investment exempt from the Florida state intangibles tax. Florida does not currently tax personal income.
       Each Fund's investment objective is fundamental and cannot be changed without shareholder approval. While there is no assurance that each objective will be achieved, the Funds will endeavor to do so by following the investment policies detailed below. Unless otherwise indicated, the investment policies of a Fund may be changed by the Board of Trustees ("Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.
       As a matter of fundamental investment policy, which may not be changed without shareholder approval, each Fund will normally invest its assets so that at least 80% of its annual interest income is, or at least 80% of its net assets are, invested in obligations which provide interest income which is exempt from federal regular income taxes. The interest retains its tax-free status when distributed to the Funds' shareholders. In addition, at least 65% of the value of each Fund's total assets will be invested in municipal bonds of the particular state after which the Fund is named. To qualify as an investment exempt from the Florida state intangibles tax, the EVERGREEN FLORIDA MUNICIPAL BOND FUND'S portfolio must consist entirely of investments exempt from the Florida state intangibles tax on the last business day of the calendar year.
       Each Fund seeks to achieve its investment objective by investing principally in municipal bonds, including industrial development bonds, of its designated state. In addition, the Funds may invest in obligations issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or their political subdivisions or agencies and instrumentalities, the interest from which is exempt from federal (regular, if applicable) income tax. It is likely that shareholders who are subject to the alternative minimum tax will be required to include interest from a portion of the municipal securities owned by a Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.
       Municipal bonds are debt obligations issued by the state or local entities to support a government's general financial needs or special projects, such as housing projects or sewer works. Municipal bonds include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations.
       The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue bonds are paid off only with the revenue generated by the project financed by the bond or other specified sources of revenue. For example, in the case of a bridge project, proceeds from the tolls would go directly to retiring the bond issue. Thus, unlike general obligation bonds, revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.
       The municipal bonds in which the Funds will invest are subject to one or more of the following quality standards: rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P") or, if unrated, are determined by the Fund's investment adviser to be of comparable quality to such ratings; insured by a municipal bond insurance company which is rated Aa by Moody's or AA by S&P; guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest; or fully collateralized by an escrow of U.S. government securities. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. However, like the higher
                                       17
rated bonds, these securities are considered to be investment grade. If any security owned by a Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or their ratings systems, the Funds will try to use comparable ratings as standards in accordance with the Funds' investment objectives. A description of the rating categories is contained in an Appendix to the Statement of Additional Information.
     The Funds may also invest in:
              participation interests in any of the above obligations. (Participation interests may be purchased from financial institutions such as commercial banks, savings and loan associations and insurance companies, and give a Fund an undivided interest in particular municipal securities.);
              variable rate municipal securities. (Variable rate securities offer interest rates which are tied to a money market rate, usually a published interest rate or interest rate index or the 91-day U.S. Treasury bill rate. Many of these securities are subject to prepayment of principal on demand by the Fund, usually in seven days or less.); and
              municipal leases as described in "Investment Practices and Restrictions", below.
       During periods when, in the opinion of the Funds investment adviser, a temporary defensive position in the market is appropriate, a Fund may temporarily invest in short-term tax-exempt or taxable investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; bank certificates of deposit; shares of other investment companies; and repurchase agreements. There are no rating requirements applicable to temporary investments. However, the Funds investment adviser will limit temporary investments to those it considers to be of comparable quality to the Funds' primary investments.
       Although the Funds are permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax, where applicable. However, certain temporary investments will generate income which is subject to state taxes. The Funds may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions", below.
EVERGREEN NEW JERSEY TAX-FREE INCOME FUND
       The objective of the EVERGREEN NEW JERSEY TAX-FREE INCOME FUND is to seek a high level of income, exempt from federal and New Jersey personal income taxes. The Fund is available only to investors who reside in New Jersey. There is no assurance that the Fund will achieve its stated objective. The investment objective of the Fund is fundamental and so may not be changed without the approval of a majority of the Fund's shareholders.
       To attain its objective, the EVERGREEN NEW JERSEY TAX-FREE INCOME FUND invests at least 80% of its net assets in municipal securities issued by the State of New Jersey or its counties, municipalities, authorities or other political subdivisions and municipal securities issued by territories or possessions of the United States, such as Puerto Rico, the interest on which, in the opinion of bond counsel, is exempt from federal and New Jersey personal income taxes. The Fund normally invests in intermediate and long-term municipal securities. Intermediate-term municipal securities generally mature in three to ten years. Long-term municipal securities generally mature in ten to thirty years. The Fund has no maximum or minimum maturity for any individual municipal securities, however, it will maintain a dollar-weighted average portfolio maturity of twenty years or less. If its investment adviser determines that market conditions warrant a shorter average maturity, the Fund's investments will be adjusted accordingly.
       The Fund will only purchase securities rated within the three highest rating categories by Moody's or by S&P and unrated securities of equivalent quality as determined by the investment adviser pursuant to guidelines established by the Trustees. See the Statement of Additional Information for further information in regard to ratings.
       The Fund will seek to invest substantially all of its assets in intermediate and long-term municipal securities. However, under certain circumstances, such as a temporary decline in the issuance of New Jersey obligations, the Fund may invest up to 20% of its assets in the following: short-term municipal securities issued outside of New Jersey (the income from which may be subject to New Jersey income taxes) or certain taxable fixed income securities (the income from which may be subject to federal and New Jersey personal income taxes).
                                       18

       In addition, under unusual circumstances the Fund reserves the right to invest more than 20% of its net assets in securities other than New Jersey municipal securities such as taxable fixed income securities, the interest from which may be subject to federal and New Jersey personal income taxes. In most instances, however, the Fund will seek to avoid holdings in an effort to provide income that is fully exempt from federal and New Jersey personal income taxes.
       The Fund may also invest in municipal securities issued to finance private activities, whose interest is a preference item for purposes of the Federal alternative minimum tax. Such "private activity bonds" might include industrial development bonds and securities issued to finance projects such as solid waste disposal facilities, student loans or water and sewage projects. The Fund currently intends to treat "private activity bonds" as not federally tax-exempt and accordingly to limit income from "private activity bonds" to no more than 20%. See "Other Information-Dividends, Distributions and Taxes" for further information. The Fund may invest in other municipal securities and may employ additional investment strategies which are discussed in "Investment Practices and Restrictions" below.
EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
       EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND seeks to provide a high level of current income which is exempt from federal income taxes. This objective is fundamental and may not be changed without shareholder approval. The term "high-level" indicates that the Fund seeks to achieve an income level that exceeds that which an investor would expect from an investment grade portfolio with similar maturity characteristics. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND invests primarily in high yield, medium and lower rated (Baa through C by Moody's and BBB through C1 by S&P) and unrated municipal securities. To varying degrees, medium and lower rated municipal securities, as well as unrated municipal securities, are considered to have speculative characteristics and are subject to greater market fluctuations and risk of loss of income and principal than higher rated securities. To the extent that an investor realizes a yield in excess of that which could be expected from a fund which invests primarily in investment grade securities, the investor should expect to bear increased risk due to the fact that the risk of principal and/or interest not being repaid with respect to the high yield securities described above is significantly greater than that which exists in connection with investment grade securities. In assessing the risk involved in purchasing medium and lower rated and unrated securities, the Fund's investment adviser will use nationally recognized statistical rating organizations such as Moody's and S&P, and will also rely heavily on credit analysis it develops internally. Under normal circumstances, the Fund's dollar-weighted average maturity generally will be fifteen years or more. However, the Fund may invest in securities of any maturity, and if the Fund's investment adviser determines that market conditions warrant a shorter average maturity, the Fund's investments will be adjusted accordingly. In pursuit of its investment objective, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND will, under normal market conditions, invest at least 65% of its total assets in such medium and lower rated municipal securities or unrated municipal securities of comparable quality to such rated municipal bonds. Investors should note that such a policy is not a fundamental policy of the Fund and shareholder approval is not necessary to change such policy. There is no assurance that EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND can achieve its investment objective.
       The Fund will not invest in municipal securities which are in default, i.e., securities rated D by S&P. Investments may also be made by EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND in higher quality municipal bonds and, for temporary defensive purposes, the Fund may invest less than 65% of its total assets in the medium and lower quality municipal securities described above. The Fund may assume a defensive position if, for example, yield spreads between lower grade and investment grade municipal bonds are narrow and the yields available on lower quality municipal securities do not justify the increased risk associated with an investment in such securities or when there is a lack of medium and lower quality issues in which to invest. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND may also invest primarily in higher quality municipal obligations if its net assets are at a level that would not permit the Fund to invest in medium and lower rated municipal bonds and at the same time maintain adequate diversification and liquidity. Investing in this manner may result in yields lower than those normally associated with a fund that invests primarily in medium and lower quality municipal securities.
                                       19

       During the fiscal year ended August 31, 1996 EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S holdings had the following average credit quality characteristics:

                                 Percent of
  Rating                         Net Assets
Aaa or AAA                          3.31%
Aa or AA                               --
A                                   4.66%
Baa or BBB                         15.93%
Ba or BB                            6.92%
B                                   0.67%
Non-rated                          63.71%
Total                              95.20%

       The Fund may purchase industrial development bonds only if the interest on such bonds is, in the opinion of counsel, exempt from Federal income taxes. It is anticipated that the annual portfolio turnover rate for the Fund may exceed 100%. The Fund may invest in other municipal securities and may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions", below. Also, see the Statement of Additional Information for further information in regard to ratings.
INVESTMENT PRACTICES AND RESTRICTIONS
Risk Factors. Bond yields are dependent on several factors including market conditions, the size of an offering, the maturity of the bond, ratings of the bond and the ability of issuers to meet their obligations. There is no limit on the maturity of the bonds purchased by the Funds. Because the prices of bonds fluctuate inversely in relation to the direction of interest rates, the prices of longer term bonds fluctuate more widely in response to market interest rate changes. A Fund's concentration in securities issued by its designated state and that state's political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities.
       Although the Funds, other than EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, will not purchase securities rated below BBB by S&P or Baa by Moody's (i.e., junk bonds), the Funds are not required to dispose of securities that have been downgraded subsequent to their purchase. If the municipal obligations held by a Fund (because of adverse economic conditions in a particular state, for example) are downgraded, the Fund's concentration in securities of that state may cause the Fund to be subject to the risks inherent in holding material amounts of low-rated debt securities in its portfolio. As stated above, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND invests primarily in high yield, medium and lower rated (Baa through C by Moody's and BBB through C1 by S&P) and unrated securities. Additional risk factors relating to the investment by EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND in high yield, medium and lower rated (Baa through C by Moody's and BBB through C1 by S&P) and unrated securities are discussed below.
Portfolio Turnover. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which a Fund bears directly. A high rate of portfolio turnover will increase such costs. See the Statement of Additional Information for further information regarding the practices of the Funds affecting portfolio turnover.
Non-Diversification. Each of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND is a non-diversified portfolio of an investment company and, as such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in a Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Each of the Funds intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") which requires that at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of the total assets may be invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.
                                       20

Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Funds to sell the security in the open market in the case of a default. In such a case, the Funds may incur costs in disposing of the security which would increase Fund expenses. The Funds investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.
When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date. The Funds may dispose of a commitment prior to settlement if the Funds investment adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.
Lending Of Portfolio Securities. In order to generate additional income, the Funds may lend their portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. As a matter of fundamental investment policy, which cannot be changed without shareholder approval, the Funds will not lend any of their assets except portfolio securities up to one-third of the value of their total assets, except for EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, which will only lend up to 5% of the value of its net assets. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Investing In Securities Of Other Investment Companies. Each Fund may invest in the securities of other investment companies. This is a short-term measure to invest cash which has not yet been invested in other portfolio instruments and is subject to the following limitations: (1) no Fund will own more than 3% of the total outstanding voting stock of any one investment company, (2) no Fund may invest more than 5% of its total assets in any one investment company, and
(3) no Fund may invest more than 10% of its total assets in investment companies in general. Each Fund's investment adviser will waive its investment advisory fee on assets invested in securities of other open end investment companies. Borrowing. As a matter of fundamental policy, which may not be changed without shareholder approval, the Funds may not borrow money except as a temporary measure to facilitate redemption requests which might otherwise require the untimely disposition of portfolio investments and for extraordinary or emergency purposes, provided that the aggregate amount of such borrowings shall not exceed one-third of the value of the total net assets at the time of such borrowing. Illiquid Securities. The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Funds investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Funds investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities.
                                       21

Unseasoned Issuers. The Funds will not invest more than 5% of the value of their total assets in securities of issuers (or guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.
Risk Factors Associated with Medium and Lower Rated and Unrated Municipal Obligations. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND will invest in medium and lower rated or unrated municipal securities. The market for high yield, high risk debt securities rated in the medium and lower rating categories, or which are unrated, is relatively new and its growth has paralleled a long economic expansion. Past experience may not, therefore, provide an accurate indication of future performance of this market, particularly during periods of economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of high yield debt securities in the Fund's portfolio, the Fund's net asset value and the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing, than would be the case if investments by the Fund were limited to higher rated securities. These circumstances also may result in a higher incidence of defaults. Yields on medium or lower-rated municipal bonds may not fully reflect the higher risks of such bonds. Therefore, the risk of a decline in market value, should interest rates increase or credit quality concerns develop, may be higher than has historically been experienced with such investments. An investment in EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND may be considered more speculative than investment in shares of another fund which invests primarily in higher rated debt securities.
       Prices of high yield debt securities may be more sensitive to adverse economic changes or corporate developments than higher rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of high yield debt securities structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND deems it appropriate and in the best interests of its shareholders, it may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio entities.
       Because the market for medium or lower rated securities may be thinner and less active than the market for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of medium or lower rated debt securities, especially in a thinly traded market. To the extent the Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Changes in values of debt securities which the Fund owns will affect the Fund's net asset value per share. If market quotations are not readily available for the Fund's lower rated or unrated securities, these securities will be valued by a method that the Trustees believe accurately reflects fair value. Valuation becomes more difficult and judgment plays a greater role in valuing high yield debt securities than with respect to securities for which more external sources of quotations and last sale information are available.
       Special tax considerations are associated with investing in high yield debt securities structured as zero coupon or pay-in-kind securities. A Fund investing in such securities accrues income on these securities prior to the receipt of cash payments. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND must distribute substantially all of its income to shareholders to qualify for pass through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.
       While credit ratings are only one factor EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S investment adviser relies on in evaluating high yield debt securities, certain risks are associated with using credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit rating agencies may fail to change in timely manner the credit ratings to reflect subsequent events; however, the Fund's investment adviser continuously monitors the issuers of high yield debt securities in the Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. Achievement of EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S investment objective may be more dependent upon the Fund's investment adviser and the credit analysis capability of the Fund's investment adviser, than is the case for higher quality debt securities. Credit ratings for individual securities may change from
                                       22
time to time and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND may retain a portfolio security whose rating has been changed. See the Statement of Additional Information for a description of bond and note ratings.
Transactions in Options and Futures. The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market or interest rate risk. The Funds do not use these transactions for speculation or leverage. The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. The Funds may purchase listed put options on financial futures contracts. These options will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.
       The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds also may write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.
       The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.
       A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
       The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may also enter into financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest rates or securities prices. A futures contract on securities is an agreement to buy or sell securities during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.
       The Funds, other than EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, may sell or purchase other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying
                                       23
securities increases and to fall when the value of such securities declines. The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds' ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.
Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Funds to manage market or interest rate risks, these investment devices can be highly volatile, and the Funds use of them can result in poorer performance (i.e., the Funds return may be reduced). The Funds attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Funds investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Funds investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Funds may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Funds investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.
Municipal Lease Obligations. Each Fund may purchase municipal leases, which are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment would generate tax-exempt income.
Resource Recovery Bonds. Each Fund may purchase resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.
Zero Coupon Debt Securities. The Funds may purchase zero coupon debt securities. These securities do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating their daily dividends, each day the Fund takes into account as income a portion of the difference between these securities' purchase price and their face value. Because they do not pay current income, the prices of zero coupon debt securities can be very volatile when interest rates change.
Securities with Put or Demand Rights. The Funds have the ability to enter into put transactions, sometimes referred to as stand-by commitments, with respect to Municipal Obligations held in their portfolio or to purchase securities which carry a demand feature or put option which permit a Fund, as holder, to tender them back to the
                                       24
issuer or a third party prior to maturity and receive payment within seven days. Segregated accounts will be maintained by each Fund for all such transactions. For a detailed description of put transactions, see "Investment
Policies -- Securities with Put Rights" in the Statement of Additional Information.
       The amount payable to a Fund by the seller upon its exercise of a put will normally be (i) the Funds' acquisition cost of the securities (excluding any accrued interest which the Funds paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by a Fund. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.
       A Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although each Fund may sell the underlying securities to a third party at any time. The Funds expect that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, a Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggravate price paid for securities with put rights may be higher than the price that would otherwise be paid.
       A Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the Securities and Exchange Commission) and banks which, in the opinion of the Funds investment adviser, present minimal credit risks. Each Fund's investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by each Fund. A Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer should default on its obligation to purchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Funds intend to enter into put transactions solely to maintain portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.
SPECIAL RISK FACTORS RELATED TO INVESTING IN MUNICIPAL SECURITIES
       It should be noted that municipal securities may be adversely affected by local political and economic conditions and developments within a state. For example, adverse conditions in a significant industry within New Jersey may from time to time have a correspondingly adverse effect on specific issuers within New Jersey or on anticipated revenue to the State itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues.
       The value of municipal securities may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal and state income tax rates, the supply of tax-exempt bonds, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue, and perceptions with respect to the level of interest rates. In general, the value of bonds tends to appreciate when interest rates decline and depreciate when interest rates rise. An expanded discussion of the risks associated with the purchase of securities issued in certain states is contained in the Statement of Additional Information.
                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISER
       The management of each Fund is supervised by the Trustees of the Trust under which each Fund has been established ("Trustees"). The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as investment adviser to EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND AND EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union is headquartered in Charlotte, North Carolina, and had $139.9 billion in consolidated assets as of June 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG manages or otherwise oversees the investment of over $42.1 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment Trust , the two
                                       25
series of The Evergreen Lexicon Fund (formerly The FFB Lexicon Fund) and the two series of Evergreen Tax-Free Trust (formerly FFB Funds Trust). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services.
       CMG manages investments and supervises the daily business affairs of each Fund and, as compensation therefor, is entitled to receive an annual fee equal to .50 of 1% of the average daily net assets of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND, .60 of 1% of average daily net assets of EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, and from EVERGREEN NEW JERSEY TAX-FREE INCOME FUND .50 of 1% of average daily net assets up to $500 million, .45 of 1% of the next $500 million of assets, .40 of 1% of assets in excess of $1 billion but not exceeding $1.5 billion, and .35 of 1% of assets in excess of $1.5 billion. The total annualized operating expenses of EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for the fiscal year ended August 31, 1996 are set forth in the section entitled "Financial Highlights".
       Evergreen Asset Management Corp. ("Evergreen Asset"), a subsidiary of FUNB, serves as administrator to each Fund and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz LLC, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator for each Fund and is entitled to receive a fee from each Fund calculated on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $15.2 billion as of June 30, 1996. Prior to January 1, 1996, First Fidelity Bank, N.A. ("First Fidelity") served as investment adviser to EVERGREEN NEW JERSEY TAX-FREE INCOME FUND. CMG succeeded to the mutual funds advisory business of First Fidelity in connection with the acquisition of First Fidelity by a subsidiary of First Union.
PORTFOLIO MANAGERS
       Robert S. Drye is a Vice President of FUNB, and has been with FUNB since 1968. Since 1989, Mr. Drye has served as a portfolio manager for several of the series of Evergreen Investment Trust and for certain common trust funds. Prior to 1989, Mr. Drye was a marketing specialist with First Union Brokerage Services, Inc. Mr. Drye has managed the EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND since its inception in 1994 and the EVERGREEN FLORIDA MUNICIPAL BOND FUND since its inception in 1993. Richard K. Marrone is a Vice President of FUNB. Mr. Marrone joined FUNB in 1993 with eleven years experience managing fixed income assets at Woodbridge Capital Management, a subsidiary of Comerica Bank, N.A. Mr. Marrone is responsible for the portfolio management of several series of Evergreen Investment Trust and certain common trust funds. Mr. Marrone has served as portfolio manager of the EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND since 1993, the EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND since its inception in 1995 and EVERGREEN GEORGIA MUNICIPAL BOND FUND since its inception in 1993. Charles E. Jeanne joined FUNB in 1993. Prior to joining FUNB, Mr. Jeanne served as a trader/portfolio manager for First American Bank where he was responsible for individual accounts and common trust funds. Mr. Jeanne has been the portfolio manager for the EVERGREEN VIRGINIA MUNICIPAL BOND FUND since its inception in 1993. Jocelyn Turner is a Municipal Bond Portfolio Manager for CMG and has managed the EVERGREEN NEW JERSEY TAX-FREE INCOME FUND since 1992. Ms. Turner was previously employed as a Vice President, Municipal Bond Portfolio Manager at One Federal Asset Management, Boston, MA from 1987 to 1991.
                                       26

                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       Eligible investors may purchase Fund shares at net asset value by mail or wire as described below. The Funds impose no sales charges on Class Y shares. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investors may make subsequent investments by establishing a Systematic Investment Plan or a Telephone Investment Plan.
Purchases by Mail or Wire. Each investor must complete the Share Purchase Application and mail it, together with a check made payable to the Fund whose shares are being purchased, to State Street Bank and Trust Company ("State Street") at P.O. Box 9021, Boston, Massachusetts 02205-9827. Checks not drawn on U.S. banks will be subject to foreign collection which will delay an investor's investment date and will be subject to processing fees.
       When making subsequent investments, an investor should either enclose the return remittance portion of the statement, or indicate on the face of the check, the name of the Fund in which an investment is to be made, the exact title of the account, the address, and the Fund account number. Purchase requests should not be sent to a Fund in New York. If they are, the Fund must forward them to State Street, and the request will not be effective until State Street receives them.
       Initial investments may also be made by wire by (i) calling State Street at 800-423-2615 for an account number and (ii) instructing your bank, which may charge a fee, to wire federal funds to State Street, as follows: State Street Bank and Trust Company, ABA No.0110-0002-8, Attn: Custodian and Shareholder Services. The wire must include references to the Fund in which an investment is being made, account registration, and the account number. A completed Application must also be sent to State Street indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing the account number. Subsequent wire investments may be made by existing shareholders by following the instructions outlined above. It is not necessary, however, for existing shareholders to call for another account number.
How the Funds Value Their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of each Trust under which each Fund operates believe would accurately reflect fair market value.
Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds. The Funds will not accept third party checks other than those payable directly to an account which has been in existence at least thirty days.
       A Fund cannot accept investments specifying a certain price or date and reserves the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen mutual funds. Although not currently anticipated, each Fund reserves the right to suspend the offer of shares for a period of time.
       Shares of each Fund are sold at the net asset value per share next determined after a shareholder's order is received. Investments by federal funds wire or by check will be effective upon receipt by State Street. Qualified institutions may telephone orders for the purchase of Fund shares. Investors may also purchase shares through a broker/dealer, which may charge a fee for the service.
                                       27

HOW TO REDEEM SHARES
       You may "redeem", i.e., sell your shares in a Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street which is the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.
       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling State Street (800-423-2615) between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds shall not be liable for following telephone instructions reasonably believed to be genuine. Also, the Funds reserve the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.
General. The sale of shares is a taxable transaction for Federal tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.
EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen mutual funds by telephone or mail as described below. Once an exchange request has been telephoned
                                       28
or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen mutual fund, is subject to the minimum investment and suitability requirements of each Fund.
       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Each Fund imposes a fee of $5 per exchange on shareholders who exchange in excess of four times per calendar year. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold. Exchanges by Telephone and Mail. You may exchange shares with a value of $1,000 or more by telephone by calling State Street (800-423-2615). Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, Evergreen Funds Distributor, Inc. ("EFD"), the distributor of the Funds, or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.
Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation or termination of the Systematic Investment Plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within 24 months of the initial investment. You can open a Systematic Investment Plan in the EVERGREEN FLORIDA MUNICIPAL BOND FUND for a minimum of only $50 per month with no initial investment required.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.
       Shares purchased under the Funds Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment. Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.
Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share on the last business day of each month, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.
                                       29

EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       Income dividends are declared daily and paid monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders will begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Funds will not be required to pay any Federal income taxes. A 4% nondeductible excise tax will be imposed on a Fund if it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.
       The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for Federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax.
       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investors holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest Federal income tax rate applicable to net long-term gains realized by individuals is 28%. The rate applicable to corporations is 35%.
       Since each Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Share Purchase Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.
                                       30

       EVERGREEN FLORIDA MUNICIPAL BOND FUND AND EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. Florida does not currently impose tax on individuals. Thus, individual shareholders of the Funds will not be subject to any Florida state income tax on distributions received from the Funds. However, certain distributions will be taxable to corporate shareholders which are subject to Florida corporate income tax. Florida currently imposes an intangible tax at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents. Certain types of tax exempt securities of Florida issuers, U.S. government securities and tax exempt securities issued by certain U.S. territories and possessions are exempt from this intangible tax. Shares of the Funds will also be exempt from the Florida intangible tax if the portfolio consists exclusively of securities which are not so exempt on the last business day of the calendar year, however, only the portion of the shares of the Funds which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangible tax, and the remaining portion of such shares will be fully subject to the intangible tax, even if they partly relate to Florida tax exempt securities.
       EVERGREEN GEORGIA MUNICIPAL BOND FUND. Under existing Georgia law, shareholders of the Fund will not be subject to individual or corporate Georgia income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or (2) interest on obligations of the United States or of any other issuer whose obligations are exempt from state income taxes under federal tax. Distributions, if any, derived from capital gains or other sources generally will be taxable for Georgia income tax purposes to shareholders of the Fund who are subject to the Georgia income tax.
       EVERGREEN NEW JERSEY TAX-FREE INCOME FUND. For individual shareholders in any year in which the Fund satisfies the requirements for treatment as a "qualified investment fund" under New Jersey law, distribution from the Fund will be exempt from the New Jersey Gross Income Tax to the extent such distributions are attributable to interest or gains from (i) obligations issued by or on behalf of the State of New Jersey or any country, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey or (ii) obligations that are otherwise statutorily exempt from state or local taxation or under the laws of the United States. Any gains realized on the sale or redemption of shares held in a qualified investment fund are also exempt from the New Jersey Gross Income Tax. Corporate shareholders will be subject to a corporate franchise tax on distributions from and on gains from sales of shares of the Fund.
       EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND. Under existing North Carolina law, shareholders of the Fund will not be subject to individual or corporate North Carolina income taxes on distributions from the Fund to the extend that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest on obligations issued by North Carolina and political subdivisions thereof or (2) interest on obligations of the United States or its territories or possessions. However, for corporate shareholders, the exemption is limited to $15,000 per year, and otherwise exempt income from funds is subject to a corporate income tax. Distributions, if any, derived from capital gains or other sources generally will be taxable for North Carolina income tax purposes to shareholders of the Fund who are subject to the North Carolina income tax.
       EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND. Under existing South Carolina law, shareholders of the Fund will not be subject to individual or corporate South Carolina income taxes on Fund distributions to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest on obligations of the State of South Carolina, or any of its political subdivisions, (2) interest on obligations of the United States, or (3) interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. Distributions, if any, derived from capital gains or other sources, generally will be taxable for South Carolina income tax purposes to shareholders of the Fund who are subject to South Carolina income tax.
       EVERGREEN VIRGINIA MUNICIPAL BOND FUND. Under existing Virginia law, shareholders of the Fund will not be subject to individual or corporate Virginia income taxes on distributions received from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to interest earned on (1) obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof, or (2) obligations issued by a territory or possession of the United States or any subdivision thereof which federal law exempts from state income taxes. Distributions, if any, derived from capital gains or other sources generally will be taxable for Virginia income tax purposes to shareholders of the Fund who are subject to Virginia income tax.
                                       31

       Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from federal and if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from Federal taxes earned by the Fund.
       A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.
GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund. Organization. EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND is a separate investment series of The Evergreen Municipal Trust, a Massachusetts business trust organized in 1988. EVERGREEN NEW JERSEY TAX-FREE INCOME FUND is a separate investment series of The Evergreen Tax Free Trust (formerly FFB Funds Trust), a Massachusetts business trust organized in 1985. EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND AND EVERGREEN VIRGINIA MUNICIPAL BOND FUND are each separate investment series of Evergreen Investment Trust (formerly First Union Funds), a Massachusetts business trust organized in 1984. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
       A shareholder in each Class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable CDSC. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series or Class were established in a Fund, each share of the series or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single Class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Class A, B and Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution, shareholder service and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.
Custodian, Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent. State Street is compensated for its services as transfer agent by a fee based upon the number of shareholder accounts maintained for the Funds. The transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares.
Principal Underwriter. EFD, an affiliate of Furman Seiz LLC, located 230 Park Avenue, New York, New York 10169, is the principal underwriter of the Funds. Furman Selz LLC also acts as sub-administrator to the Funds.
Other Classes of Shares. Each Fund currently offers three classes of shares, Class A, Class B and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares.
                                       32

Performance Information. A Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on Securities and Exchange Commission ("SEC") formulas and are not intended to indicate future performance.
       Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all a Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.
       A Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.
       Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar and other industry publications. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.
       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The Principal Underwriter may also reprint, and use as advertising and sales literature, articles from EVERGREEN EVENTS, a quarterly magazine provided to Evergreen mutual fund shareholders.
Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which each Fund operates provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.
Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       33

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219
      EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX-FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
      EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
  DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10169
  45811                                                             536123rev.03
*******************************************************************************

  PROSPECTUS                                                 October 31, 1996
  EVERGREEN(SM) TAX-FREE FUNDS           (Evergreen Tree Logo appears here)
  EVERGREEN HIGH GRADE TAX FREE FUND
  EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
  EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA
  CLASS A SHARES
  CLASS B SHARES
           The Evergreen Tax-Free Funds (the "Funds") are designed to provide investors with income exempt from Federal income taxes. This Prospectus provides information regarding the Class A and Class B shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.
           A "Statement of Additional Information" for the Funds and certain other funds in the Evergreen group of mutual funds dated October 31, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 807-2940. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE INVESTMENT RISKS.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                 8
         Investment Practices and Restrictions              9
MANAGEMENT OF THE FUNDS
         Investment Advisers                               12
         Portfolio Managers                                13
         Sub-Adviser                                       13
         Distribution Plans and Agreements                 13
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 14
         How to Redeem Shares                              17
         Exchange Privilege                                18
         Shareholder Services                              19
         Effect of Banking Laws                            19
OTHER INFORMATION
         Dividends, Distributions and Taxes                20
         General Information                               21

                             OVERVIEW OF THE FUNDS
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The investment adviser to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA is Evergreen Asset Management Corp. which, with its predecessors, has served as an investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset Management Corp. is a wholly-owned subsidiary of First Union National Bank of North Carolina, which in turn is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States. The Capital Management Group of First Union National Bank of North Carolina serves as investment adviser to EVERGREEN HIGH GRADE TAX FREE FUND.
       EVERGREEN HIGH GRADE TAX FREE FUND seeks to provide a high level of federally tax-free income that is consistent with preservation of capital.
       EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND seeks as high a level of current income, exempt from Federal income tax other than the Federal alternative minimum tax, as is consistent with preserving capital and providing liquidity. The Fund invests substantially all of its assets in short and intermediate-term municipal securities with a dollar weighted average portfolio maturity of two to five years.
       EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA seeks as high a level of current income exempt from Federal and California income taxes as is consistent with preserving capital and providing liquidity. The Fund invests substantially all of its assets in short and intermediate-term municipal securities with a dollar weighted average portfolio maturity of two to five years.
    THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE
                                   ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in Class A and Class B Shares of a Fund. For further information see "Purchase and Redemption of Fund Shares" and "General Information -- Other Classes of Shares".

SHAREHOLDER TRANSACTION EXPENSES                             Class A Shares                      Class B Shares
Maximum Sales Charge Imposed on Purchases                 4.75% for High Grade,                       None
(as a % of offering price)                                3.25% for others
Sales Charge on Dividend Reinvestments                    None                                        None
Contingent Deferred Sales Charge (as a % of original      None                    5% during the first year, 4% during the
purchase price or redemption proceeds, whichever is                               second year, 3% during the third and fourth
lower)                                                                            year, 2% during the fifth year, 1% during the
                                                                                  sixth year and 0% after the sixth year
Redemption Fee                                            None                                        None
Exchange Fee                                              None                                        None

       The following tables show for each Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to each Class of Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming
(i) a 5% annual return and (ii) redemption at the end of each period and, additionally for Class B shares, no redemption at the end of each period.
       In the following examples (i) the expenses for Class A Shares assume deduction of the maximum sales charge at the time of purchase, (ii) the expenses for Class B Shares assume deduction at the time of redemption (if applicable) of the maximum contingent deferred sales charge applicable for that time period, and (iii) the expenses for Class B Shares reflect the conversion to Class A Shares eight years after purchase (years eight through ten, therefore, reflect Class A expenses).
EVERGREEN HIGH GRADE TAX FREE FUND

                                                                                               EXAMPLES
                                                                                        Assuming          Assuming
                                      ANNUAL OPERATING                                 Redemption            no
                                         EXPENSES**                                 at End of Period     Redemption
                                     Class A    Class B                            Class A    Class B     Class B
Management Fees                        .50%       .50%
                                                          After 1 Year              $  58      $  69        $ 19
12b-1 Fees*                            .25%       .75%
                                                          After 3 Years             $  81      $  88        $ 58
Shareholder Service Fees                 --       .25%
                                                          After 5 Years             $ 105      $ 120        $100
Other Expenses                         .34%       .34%
                                                          After 10 Years            $ 174      $ 187        $187
Total                                 1.09%      1.84%

EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND

                                                                                               EXAMPLES
                                                                                        Assuming          Assuming
                                      ANNUAL OPERATING                                 Redemption            no
                                         EXPENSES**                                 at End of Period     Redemption
                                     Class A    Class B                            Class A    Class B     Class B
Management Fees                        .50%       .50%
                                                          After 1 Year              $  43      $  70        $ 20
12b-1 Fees*                            .10%      1.00%
                                                          After 3 Years             $  65      $  91        $ 61
Other Expenses                         .44%       .44%
                                                          After 5 Years             $  88      $ 125        $105
                                                          After 10 Years            $ 155      $ 192        $192
Total                                 1.04%      1.94%

EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND -- CALIFORNIA

                                                                                               EXAMPLES
                                                                                        Assuming          Assuming
                                      ANNUAL OPERATING                                 Redemption            no
                                         EXPENSES**                                 at End of Period     Redemption
                                     Class A    Class B                            Class A    Class B     Class B
Management Fees                        .55%       .55%
                                                          After 1 Year              $  43      $  70        $ 20
12b-1 Fees*                            .10%      1.00%
                                                          After 3 Years             $  66      $  93        $ 63
Other Expenses                         .45%       .45%
                                                          After 5 Years             $  91      $ 128        $108
                                                          After 10 Years            $ 162      $ 199        $199
Total                                 1.10%      2.00%

*Class A Shares can pay up to .75 of 1% of average net assets as a 12b-1 fee. For the forseeable future, the Class A Shares 12b-1 fees will be limited to .25 of 1% of average net assets for Evergreen High Grade Tax Free Fund and .10 of 1% of Evergreen Short-Intermediate Municipal Fund and Evergreen Short-Intermediate Municipal Fund -- California. For Class B Shares for EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT INTERMEDIATE MUNICIPAL
FUND -- CALIFORNIA, a portion of the 12b-1 Fees equivalent to .25 of 1% of average net assets will be shareholder servicing-related. Distribution-related 12b-1 Fees will be limited to .75 of 1% of average net assets as permitted under the rules of the National Association of Securities Dealers, Inc.
**Estimated annual expenses for EVERGREEN HIGH GRADE TAX FREE FUND, EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND and EVEGREEN SHORT INTERMEDIATE MUNICIPAL
FUND -- CALIFORNIA do not reflect a fee waiver of .20 of 1%, .20 of 1% and .25 of 1%, respectively, of average net assets for the year ended August 31, 1996. Evergreen Asset has agreed to reimburse EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND -- CALIFORNIA to the extent that their aggregate operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder servicing fees and extraordinary expenses) exceed 1% of the average net assets.
Absent this agreement, the estimated annual operating expenses for Evergreen Short-Intermediate Municipal Fund -- California for Class A Shares and Class B Shares would be 1.19% and 2.09%, respectively.
From time to time each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse these Funds for certain of their other expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these voluntary waivers and reimbursements at any time.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for its most recent fiscal period. In the case of Funds that did not offer all of the above-referenced Classes of shares during such periods, the amounts set forth in the tables are based on the expenses incurred by the Classes which were offered. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds." As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.
                                       4

                              FINANCIAL HIGHLIGHTS
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or life of the fund if shorter for EVERGREEN HIGH GRADE TAX FREE FUND has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors; for EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND -- CALIFORNIA has been audited by Price Waterhouse LLP, each Fund's independent auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       No Financial Highlights are shown for Class A or B of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND -- CALIFORNIA since these classes did not have any operations prior to August 31, 1996.
       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.
EVERGREEN HIGH GRADE TAX FREE FUND

                                              CLASS A SHARES                                  CLASS B SHARES
                                        EIGHT                        FEBRUARY 21,                EIGHT
                                        MONTHS                          1992*                    MONTHS
                          YEAR ENDED    ENDED        YEAR ENDED        THROUGH     YEAR ENDED    ENDED      YEAR ENDED
                          AUGUST 31,  AUGUST 31,    DECEMBER 31,     DECEMBER 31,  AUGUST 31,  AUGUST 31,  DECEMBER 31,
                             1996       1995#      1994      1993        1992         1996       1995#         1994
PER SHARE DATA:
Net asset value, beginning
 of period................    $10.69      $9.79    $11.16    $10.42      $10.00       $10.69       $9.79       $11.16
Income (loss) from
 investment operations:
Net investment income.....       .52        .34       .52       .54         .51          .44         .29          .46
Net realized and
 unrealized gain (loss) on
 investments..............       .03        .90     (1.37)      .81         .42          .03         .90        (1.37)
 Total from investment
   operations.............       .55       1.24      (.85)     1.35         .93          .47        1.19         (.91)
Less distributions to
 shareholders from:
Net investment income.....      (.52)      (.34)     (.52)     (.54)       (.51)        (.44)       (.29)        (.46)
Net realized gains........        --         --        --      (.07)         --           --          --           --
 Total distributions......      (.52)      (.34)     (.52)     (.61)       (.51)        (.44)       (.29)        (.46)
Net asset value, end of
 period...................    $10.72     $10.69     $9.79    $11.16      $10.42       $10.72      $10.69        $9.79
TOTAL RETURN+.............      5.2%      12.8%     (7.7%)    13.3%        9.4%         4.4%       12.3%        (8.2%)
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000's omitted)..........  $ 50,569   $ 58,751   $57,676  $101,352    $ 90,738     $ 32,221    $ 34,206     $ 32,435
Ratios to average net
 assets:
 Expenses **..............      .89%      1.06%++   1.01%      .85%        .49%++      1.64%       1.81%++      1.58%
 Net investment
   income **..............     4.78%      4.93%++   5.04%     4.99%       5.79%++      4.03%       4.18%++      4.47%
Portfolio turnover rate...       65%        27%       53%       14%          7%          65%         27%          53%

                                                     CLASS Y SHARES
                            JANUARY 11,                 EIGHT     FEBRUARY 28,
                               1993*                    MONTHS       1994*
                              THROUGH     YEAR ENDED    ENDED       THROUGH
                            DECEMBER 31,  AUGUST 31,  AUGUST 31,  DECEMBER 31,
                                1993         1996       1995#         1994
PER SHARE DATA:
Net asset value, beginning
 of period................      $10.42       $10.69       $9.79       $10.93
Income (loss) from
 investment operations:
Net investment income.....         .47          .55         .36          .46
Net realized and
 unrealized gain (loss) on
 investments..............         .81          .03         .90        (1.14)
 Total from investment
   operations.............        1.28          .58        1.26         (.68)
Less distributions to
 shareholders from:
Net investment income.....        (.47)        (.55)       (.36)        (.46)
Net realized gains........        (.07)          --          --           --
 Total distributions......        (.54)        (.55)       (.36)        (.46)
Net asset value, end of
 period...................      $11.16       $10.72      $10.69        $9.79
TOTAL RETURN+.............       12.4%         5.4%       13.0%        (6.3%)
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000's omitted)..........    $ 41,030     $ 25,112    $ 25,079       $4,318
Ratios to average net
 assets:
 Expenses **..............       1.35%++       .64%        .81%++       .76%++
 Net investment
   income **..............       4.44%++      5.03%       5.18%++      5.46%++
Portfolio turnover rate...         14%          65%         27%          53%

#  The Fund has changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred charge is not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                           CLASS A SHARES                                         CLASS B SHARES
                                     EIGHT                        FEBRUARY 21,                EIGHT                   JANUARY 11,
                                     MONTHS                          1992*                    MONTHS                     1993*
                       YEAR ENDED    ENDED        YEAR ENDED        THROUGH     YEAR ENDED    ENDED      YEAR ENDED     THROUGH
                       AUGUST 31,  AUGUST 31,    DECEMBER 31,     DECEMBER 31,  AUGUST 31,  AUGUST 31,  DECEMBER 31,  DECEMBER 31,
                          1996       1995#      1994      1993        1992         1996       1995#         1994          1993
Expenses...............    1.09%      1.09%     1.02%     1.07%       1.11%        1.84%       1.84%        1.59%         1.57%
Net investment
 income................    4.58%      4.90%     5.03%     4.77%       5.17%        3.83%       4.15%        4.46%         4.22%

                                    CLASS Y SHARES
                                       EIGHT     FEBRUARY 28,
                                       MONTHS       1994*
                         YEAR ENDED    ENDED       THROUGH
                         AUGUST 31,  AUGUST 31,  DECEMBER 31,
                            1996       1995#         1994
Expenses...............      .84%        .84%         .77%
Net investment
 income................     4.83%       5.15%        5.45%

EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND

                                                CLASS A SHARES             CLASS B SHARES              CLASS Y SHARES
                                                        JANUARY 5,                 JANUARY 5,
                                                           1995*                      1995*
                                           YEAR ENDED     THROUGH     YEAR ENDED     THROUGH
                                           AUGUST 31,   AUGUST 31,    AUGUST 31,   AUGUST 31,       YEAR ENDED AUGUST 31,
                                              1996         1995          1996         1995        1996      1995      1994
PER SHARE DATA:
Net asset value, beginning of period.......    $10.17       $9.97        $10.17        $9.97      $10.17    $10.21    $10.58
Income (loss) from investment operations:
Net investment income......................       .43         .30           .34          .24         .43       .46       .47
Net realized and unrealized gain (loss) on
 investments...............................      (.09)        .20          (.09)         .20        (.10)     (.04)     (.32)
 Total from investment operations..........       .34         .50           .25          .44         .33       .42       .15
Less distributions to shareholders from:
Net investment income......................      (.43)       (.30)         (.34)        (.24)       (.43)     (.46)     (.47)
Net realized gains.........................                    --                         --                    --      (.03)
In excess of net realized gains............                    --                         --                    --      (.02)
 Total distributions.......................      (.43)       (.30)         (.34)        (.24)       (.43)     (.46)     (.52)
Net asset value, end of period.............    $10.08      $10.17        $10.08       $10.17      $10.07    $10.17    $10.21
TOTAL RETURN+..............................      3.4%        5.1%          2.4%         4.5%        3.3%      4.2%      1.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)..................................   $27,722      $6,820        $7,413       $6,050     $34,893   $40,581   $53,417
Ratios to average net assets:
 Expenses **...............................      .80%        .70%++       1.67%        1.58%++      .70%      .74%      .58%
 Net investment income **..................     4.05%       4.32%++       3.28%        3.50%++     4.27%     4.52%     4.54%
Portfolio turnover rate....................       29%         80%           29%          80%         29%       80%       32%

                                                                 JULY 17, 1991*
                                                                    THROUGH
                                                                   AUGUST 31,
                                              1993     1992++        1991++
PER SHARE DATA:
Net asset value, beginning of period.......   $10.33    $10.00       $10.00
Income (loss) from investment operations:
Net investment income......................      .49       .51          .06
Net realized and unrealized gain (loss) on
 investments...............................      .25       .33           --
 Total from investment operations..........      .74       .84          .06
Less distributions to shareholders from:
Net investment income......................     (.49)     (.51)        (.06)
Net realized gains.........................       --        --           --
In excess of net realized gains............       --        --           --
 Total distributions.......................     (.49)     (.51)        (.06)
Net asset value, end of period.............   $10.58    $10.33       $10.00
TOTAL RETURN+..............................     7.4%      8.6%          .6%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)..................................  $66,607   $54,470       $4,025
Ratios to average net assets:
 Expenses **...............................     .40%      .17%           0%++
 Net investment income **..................    4.73%     4.85%        4.93%++
Portfolio turnover rate....................      37%       57%           --

*  Commencement of class operations.
+ Total return is calculated on net asset value for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                             CLASS A SHARES             CLASS B SHARES                   CLASS Y SHARES
                                                     JANUARY 5,                 JANUARY 5,
                                                        1995*                      1995*
                                        YEAR ENDED     THROUGH     YEAR ENDED     THROUGH
                                        AUGUST 31,   AUGUST 31,    AUGUST 31,   AUGUST 31,            YEAR ENDED AUGUST 31,
                                           1996         1995          1996         1995        1996      1995      1994      1993
  Expenses..............................    1.11%       1.14%         2.07%        2.26%        .90%      .86%      .83%      .81%
  Net investment income.................    3.74%       3.88%         2.88%        2.82%       4.07%     4.40%     4.29%     4.32%

                                                    JULY 17, 1991*
                                                       THROUGH
                                                      AUGUST 31,
                                          1992++         1991
  Expenses..............................    .86%         1.40%
  Net investment income.................   4.16%         3.53%

EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND -- CALIFORNIA -- CLASS Y SHARES

                                                                      YEAR ENDED AUGUST 31,
                                             1996       1995       1994      1993++     1992++     1991++     1990++
PER SHARE DATA:
Net asset value, beginning of period......   $10.06     $10.09     $10.34     $10.00     $10.00     $10.00     $10.00
Income (loss) from investment operations:
Net investment income.....................      .40        .41        .43        .41        .33        .47        .55
Net realized and unrealized gain (loss) on
  investments.............................     (.08)        --       (.24)       .34         --         --         --
  Total from investment operations........      .32        .41        .19        .75        .33        .47        .55
Less distributions to shareholders from:
Net investment income.....................     (.40)      (.41)      (.43)      (.41)      (.33)      (.47)      (.55)
Net realized gains........................       --       (.03)      (.01)        --         --         --         --
  Total distributions.....................     (.40)      (.44)      (.44)      (.41)      (.33)      (.47)      (.55)
Net asset value, end of period............    $9.98     $10.06     $10.09     $10.34     $10.00     $10.00     $10.00
TOTAL RETURN+.............................     3.2%       4.2%       1.8%       7.6%       3.4%       4.8%       5.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted)................................  $18,915    $21,362    $28,433    $30,136    $34,452    $42,022    $37,291
Ratios to average net assets:
  Expenses **.............................     .84%       .79%       .52%       .30%       .40%       .37%       .29%
  Net investment income **................    3.97%      4.10%      4.20%      3.96%      3.36%      4.66%      5.52%
Portfolio turnover rate...................      44%        29%        12%        37%         --         --         --
                                                 NOVEMBER 2,
                                                1988* THROUGH
                                              AUGUST 31, 1989++
PER SHARE DATA:
Net asset value, beginning of period......           $10.00
Income (loss) from investment operations:
Net investment income.....................              .51
Net realized and unrealized gain (loss) on
  investments.............................               --
  Total from investment operations........              .51
Less distributions to shareholders from:
Net investment income.....................             (.51)
Net realized gains........................               --
  Total distributions.....................             (.51)
Net asset value, end of period............           $10.00
TOTAL RETURN+.............................             5.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted)................................         $ 28,266
Ratios to average net assets:
  Expenses **.............................             .24%++
  Net investment income **................            6.40%++
Portfolio turnover rate...................               --

*  Commencement of class operations.
++ On October 16, 1992, the Fund was converted to a short-intermediate municipal fund with a fluctuating net asset value per share from a money market fund with a stable net asset value per share. The shares outstanding and the related per share data for the fiscal years ended August 31, 1990 through August 31, 1992 are restated to reflect the 1 for 10 reverse share split on October 21, 1992. Total return calculated after October 16, 1992 reflects the fluctuation in net asset value per share.
+ Total return is calculated on net asset value for the period indicated and is not annualized.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                      YEAR ENDED AUGUST 31,
                                             1996       1995       1994      1993++     1992++     1991++     1990++
  Expenses................................   1.09%       .99%       .95%       .98%       .84%       .85%       .88%
  Net investment income...................   3.72%      3.90%      3.77%      3.28%      2.92%      4.18%      4.93%
                                                 NOVEMBER 2,
                                                1988* THROUGH
                                              AUGUST 31, 1989++
  Expenses................................            .93%
  Net investment income...................           5.71%

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
       In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions".
EVERGREEN HIGH GRADE TAX FREE FUND
       The EVERGREEN HIGH GRADE TAX FREE FUND seeks a high level of Federally tax free income that is consistent with preservation of capital. At least 65% of the value of the total assets of EVERGREEN HIGH GRADE TAX FREE FUND will be invested in high grade bonds. High grade bonds mean: bonds insured by a municipal bond insurance company which is rated AAA by Standard & Poor's Ratings Group ("S&P") and/or Aaa by Moody's Investors Service, Inc. ("Moody's"); bonds rated A or better by S&P or Moody's; or, if unrated, of comparable quality as determined by the Fund's investment adviser. The insurance guarantees the timely payment of principal and interest, but not the value of the municipal bonds or the shares of the Fund. See the section "Investment Practices and
Restrictions" -- "Municipal Bond Insurance" for further information.
       The EVERGREEN HIGH GRADE TAX FREE FUND may also purchase instruments having variable rates of interest. One example is variable amount demand master notes. These notes represent a borrowing arrangement between a commercial paper issuer (borrower) and an institutional lender, such as the Fund, and are payable upon demand. The underlying amount of the loan may vary during the course of the contract, as may the interest on the outstanding amount, depending on a stated short-term interest rate index.
EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
       The investment objective of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is to achieve as high a level of current income, exempt from Federal income tax other than the Federal alternative minimum tax ("AMT") for individuals and corporations, as is consistent with preserving capital and providing liquidity. Under normal circumstances, it is anticipated that the Fund will invest its assets so that at least 80% of its annual interest income is exempt from Federal income tax other than the AMT. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short and intermediate-term debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from Federal income tax other than the AMT. Such securities are generally known as Municipal Securities (see "Investment Practices and Restrictions" -- "Municipal Securities" below). As a matter of policy, the Trustees will not change the Fund's investment objective without shareholder approval.
       Under current tax law, a distinction is drawn between Municipal Securities issued to finance certain "private activities" and other Municipal Securities. Such private activity bonds include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, student loan programs, and water and sewage projects. Interest income from such "private activity bonds" ("AMT-Subject Bonds") becomes an item of "tax preference" which is subject to the alternative minimum tax when received by a person in a tax year during which he is subject to that tax. Because interest income on AMT-Subject Bonds is taxable to certain investors, it is expected, although there can be no guarantee, that such Municipal Securities generally will provide somewhat higher yields than other Municipal Securities of comparable quality and maturity. The Fund may invest up to 50% of its total assets in AMT-Subject Bonds.
       The Fund intends to maintain a dollar-weighted average portfolio maturity of two to five years. The Fund may consider an obligation's maturity to be shorter than its stated maturity if the Fund has the right to sell the obligation at a price approximating par value before its stated maturity date. This is a liquidity put and is exercisable to the issuer or some third party. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA
       The investment objective of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA is to achieve as high a level of current income exempt from Federal and California income taxes, as is consistent with preserving capital and providing liquidity. The Fund will seek to achieve its objective by investing at least 80% of the value of
                                       8
its total assets in a diversified portfolio of short and intermediate-term debt obligations issued by the State of California, its political subdivisions and duly constituted authorities, the interest from which is exempt from Federal and California income taxes. Such securities are generally known as Municipal Securities (see "Investment Practices and Restrictions" -- "Municipal Securities" below).
       Interest income on certain types of bonds issued after August 7, 1986, to finance nongovernmental activities is an item of "tax preference" subject to AMT. To the extent the Fund invests in these "private activity" bonds (some of which were formerly referred to as "industrial development" bonds), individual and corporate shareholders, depending on their status, may be subject to AMT on the part of the Fund's distributions derived from the bonds. As a matter of fundamental policy, which may not be changed without shareholder approval, the Fund will invest at least 80% of its total assets in Municipal Securities, the interest from which is not subject to AMT.
       The Fund intends to maintain a dollar-weighted average portfolio maturity of two to five years. The Fund may consider an obligation's maturity to be shorter than its stated maturity if the Fund has the right to sell the obligation at a price approximating par value before its stated maturity date. This is a liquidity put and is exercisable to the issuer or some third party. INVESTMENT PRACTICES AND RESTRICTIONS
       Except where noted, each Fund may engage in the investment practices described below. Each Fund is also subject to certain investment restrictions more fully described in the Statement of Additional Information.
General. EVERGREEN HIGH GRADE TAX FREE FUND, EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA will invest in Municipal Securities so long as they are determined to be of high or upper medium quality. Municipal Securities meeting this criteria include bonds rated A or higher by S&P, Moody's or another nationally recognized statistical rating organization ("SRO"); notes rated
SP-1 or SP-2 by S&P or MIG-1 or MIG-2 by Moody's or rated VMIG-1 or VMIG-2 by Moody's in the case of variable rate demand notes or having comparable ratings from another SRO; and commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or having comparable ratings from another SRO. EVERGREEN HIGH GRADE TAX FREE FUND may also invest in general obligation bonds which are rated BBB by S&P, Baa by Moody's or bear a similar rating from another SRO. Medium grade bonds are more susceptible to adverse economic conditions or changing circumstances than higher grade bonds. However, like the higher rated bonds, these securities are considered to be investment grade. For a description of such ratings see the Statement of Additional Information. The Funds may also purchase Municipal Securities which are unrated at the time of purchase, if such securities are determined by the Funds' investment advisers to be of comparable quality. Certain Municipal Securities (primarily variable rate demand notes) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Funds' investment advisers will take into account the obligation of the bank in assessing the quality of such security. Investments by EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA in unrated securities are limited to 20% of total assets.
       The ability of the Funds to meet their investment objectives is necessarily subject to the ability of municipal issuers to meet their payment obligations. In addition, the portfolios of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. Investors should recognize that, in periods of declining interest rates, the yield of the Funds will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the Funds will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of each Fund's portfolio, thereby reducing the current yield of the Funds. In periods of rising interest rates, the opposite can be expected to occur. In addition, since EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA will invest primarily in California Municipal Securities, there are certain specific factors and considerations concerning California which may affect the credit and market risk of the Municipal Securities that EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA purchases. These factors are described in the Appendix to this Prospectus. Municipal Securities . As noted above, the Funds will invest substantially all of their assets in Municipal Securities. These include municipal bonds, short-term municipal notes and tax exempt commercial paper. "Municipal Securities" are debt obligations issued to obtain funds for various public purposes that are exempt from Federal income tax in the opinion of issuer's counsel. The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit
                                       9
and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed. The term "Municipal Securities" also includes "moral obligation" issues which are normally issued by special purpose authorities. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities being financed. Participation interests are interests in Municipal Securities, including IDBs and PABs, and floating and variable rate obligations that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature is backed by an irrevocable letter of credit or guarantee of the bank. A put bond is a municipal bond which gives the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date, which is typically well in advance of the bond's maturity date. "Short-term municipal notes" and "tax exempt commercial paper" include tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.
Municipal Bond Insurance. The EVERGREEN HIGH GRADE TAX FREE FUND will require municipal bond insurance when purchasing Municipal Securities which would not otherwise meet the Fund's quality standards. The EVERGREEN HIGH GRADE TAX FREE FUND may also require insurance when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The purpose of municipal bond insurance is to guarantee the timely payment of principal at maturity and interest.
       Securities in the EVERGREEN HIGH GRADE TAX FREE FUND'S portfolio may be insured in one of two ways: (1) by a policy applicable to a specific security, obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) under master insurance policies issued by municipal bond insurers, purchased by the Fund (the "Policies"). If a security's coverage is Issuer-Obtained, then that security does not need to be covered in the Policies. The Fund may purchase Policies from Municipal Bond Investors Assurance Corp., AMBAC Indemnity Corporation, and Financial Guaranty Insurance Company, or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P. A more detailed description of these insurers may be found in the Statement of Additional Information. Annual premiums for these Policies are paid by the Fund and are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%. While the insurance feature reduces financial risk, the cost thereof and the restrictions on investments imposed by the guidelines in the Policies reduce the yield to shareholders.
Floating Rate and Variable Rate Obligations. Municipal Securities also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, those rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Certain of these obligations may carry a demand feature that gives the Funds the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. The Funds will limit the value of their investments in any floating or variable rate securities which are not readily marketable to 10% or less of their net assets.
When-Issued Securities. The Funds may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND do not expect that commitments to purchase when-issued securities will normally exceed 25% of their total assets and EVERGREEN HIGH GRADE TAX FREE FUND does not expect that such commitments will exceed 20% of its total assets. The Funds do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objective.
Stand-by Commitments. The Funds may also acquire "stand-by commitments" with respect to Municipal Securities held in their portfolio. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. Failure of the dealer to purchase such Municipal Securities may result in a
                                       10

Fund incurring a loss or missing an opportunity to make an alternative investment. Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in each Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Funds will maintain cash or liquid high grade debt obligations in a segregated account with its custodian in an amount equal to such commitments. The Funds will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Funds' investment advisers, present minimal credit risks.
Taxable Investments. EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA may temporarily invest up to 20% of their total assets in taxable securities, and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may temporarily invest its assets so that not more than 20% of its annual interest income will be derived from taxable securities, under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, each such Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. Each Fund may invest for defensive purposes during periods when each Fund's assets available for investment exceed the available Municipal Securities that meet each Fund's quality and other investment criteria. Taxable securities in which the Funds may invest on a short-term basis include obligations of the United States Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by any major rating service; commercial paper rated in the highest grade by Moody's, S&P or any SRO; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more.
Repurchase Agreements. The Funds may enter into repurchase agreements with member banks of the Federal Reserve System, including State Street Bank and
Trust Company, the Funds custodian ("State Street" or the "Custodian"), or "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States Government securities. A repurchase agreement is an arrangement pursuant to which a buyer purchases a security and simultaneously agrees to resell it to the vendor at a price that results in an agreed-upon market rate of return which is effective for the period of time (which is normally one to seven days, but may be longer) the buyer's money is invested in the security. The arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. Each Fund requires continued maintenance of collateral with its Custodian in an amount equal to, or in excess of, the market value of the securities, including accrued interest, which are the subject of a repurchase agreement. In the event a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral. Each Fund's investment adviser will review and continually monitor the creditworthiness of each institution with which a Fund enters into a repurchase agreement to evaluate these risks. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may not enter into repurchase agreements if, as a result, more than 10% of either Fund's net assets would be invested in repurchase agreements maturing in more than seven days and EVERGREEN HIGH GRADE TAX FREE FUND may not so invest more than 15% of its net assets.
Illiquid Securities. The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable, except that EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may only invest up to 10% of their net assets in repurchase agreements with maturities longer than seven days. In the case of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND securities eligible for resale pursuant to
Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by each Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. EVERGREEN HIGH GRADE TAX FREE FUND may invest up to 10% of its net assets in securities subject to restrictions on resale under the Federal securities laws. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund's investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings
                                       11
will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities.
Other Investment Policies. The Funds may borrow funds and agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed upon date and price (a "reverse repurchase agreement") for temporary or emergency purposes. In the case of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND borrowings may be in amounts up to 10% of the value of each Fund's net assets at the time of such borrowing. EVERGREEN HIGH GRADE TAX FREE FUND may borrow in amounts up to one-third of its net assets. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash, United States Government securities or liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA will not enter into reverse repurchase agreements exceeding 5% of the value of its total assets and will not purchase any securities whenever any borrowings (including reverse repurchase agreements) are outstanding.
       In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. Each Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities by a Fund, if and when made, may not exceed 30% of the total assets of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA, or 15% of the total assets of EVERGREEN HIGH GRADE TAX FREE FUND, and will be collateralized by cash, letters of credit or United States government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash collateral, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors.
A Fund may pay reasonable fees in connection with such loans.
                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISERS
       The management of each Fund is supervised by the Trustees of the Trust under which each Fund has been established ("Trustees"). Evergreen Asset Management Corp. ("Evergreen Asset") has been retained by EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA as investment adviser. Evergreen Asset succeeded on June 30,
1994 to the advisory business of a corporation with the same name, but under different ownership, which was organized in 1971. Evergreen Asset, with its predecessors, has served as investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). The address of Evergreen Asset is 2500 Westchester Avenue, Purchase, New York 10577. FUNB is a subsidiary of First
Union Corporation ("First Union"), the sixth largest bank holding company in the United States. Stephen A. Lieber and Nola Maddox Falcone serve as the chief investment officers of Evergreen Asset and, along with Theodore J. Israel, Jr., were the owners of Evergreen Asset's predecessor and the former general partners of Lieber & Company, which, as described below, provides certain subadvisory services to Evergreen Asset in connection with its duties as investment adviser to the Funds. The Capital Management Group of FUNB ("CMG") serves as investment adviser to EVERGREEN HIGH GRADE TAX FREE FUND.
       First Union is headquartered in Charlotte, North Carolina, and had $139.9 billion in consolidated assets as of June 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG manages or otherwise oversees the investment of over $42.1 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment Trust (formerly known as First Union Funds), the two series of The Evergreen Lexicon Fund (formerly The FFB Lexicon Fund) and the two series of Evergreen Tax-Free Trust (formerly FFB Funds Trust). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-
                                       12
owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services.
       Evergreen Asset manages investments, provides various administrative services and supervises the daily business affairs of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA, subject to the authority of the Trustees. Under its investment advisory agreement with EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA Evergreen Asset is entitled to receive an annual fee equal to .55 of 1% of the Fund's average daily net assets. Under its investment advisory agreement with EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, Evergreen Asset is entitled to receive an annual fee equal to .50 of 1% of the Fund's average daily net assets. CMG manages investments and supervises the daily business affairs of EVERGREEN HIGH GRADE TAX FREE FUND and, as compensation therefor, is entitled to receive an annual fee equal to .50 of 1% of average daily net assets of the Fund. The total expense ratios of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN HIGH GRADE TAX FREE FUND for the fiscal year ended August 31, 1996, are set forth in the section entitled "Financial Highlights".
       Evergreen Asset serves as administrator to EVERGREEN HIGH GRADE TAX FREE FUND and is entitled to receive a fee based on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion;
 .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz LLC, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator TO EVERGREEN HIGH GRADE TAX FREE FUND and is entitled to receive a fee from the Fund calculated on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $15.2 billion as of June 30, 1996. PORTFOLIO MANAGERS
       The portfolio manager of EVERGREEN HIGH GRADE TAX FREE FUND is James T. Colby, III. Mr. Colby is a Vice President of CMG and has been associated with Evergreen Asset and its predecessor since 1992. He has served as portfolio manager of the Fund since 1995 and was portfolio manager of Evergreen National Tax Free Fund, whose assets were acquired by the Fund on July 7, 1995, since that Fund's inception in 1992. Prior to joining Evergreen Asset, Mr. Colby served as Vice President-Investments at American Express Company from 1987 to 1992. The portfolio manager for EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is Steven C. Shachat. Mr. Shachat has been associated with Evergreen Asset and its predecessor since 1988 and has served as portfolio manager of these Funds since their inception.
SUB-ADVISER
       Evergreen Asset has entered into sub-advisory agreements with Lieber & Company which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolios of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union. DISTRIBUTION PLANS AND AGREEMENTS
       Rule 12b-1 under the Investment Company Act of 1940 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. Each Fund has adopted for each of its Class A and Class B shares a Rule 12b-1 plan (each a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which may not exceed an annual rate of
 .75 of 1% of the aggregate average daily net assets attributable to each Fund's Class A shares,
                                       13

1.00% of the aggregate average daily net assets attributable to the Class B shares of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, and .75 of 1% of the aggregate average daily net assets attributable to the Class B shares of EVERGREEN HIGH GRADE MUNICIPAL FUND. Payments under the Plans adopted with respect to Class A shares are currently voluntarily limited to .10 of 1% and .25 of 1% of the aggregate average daily net assets of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN HIGH GRADE TAX FREE FUND, respectively, attributable to Class A shares. The Plans provide that a portion of the fee payable thereunder may constitute a service fee to be used for providing ongoing personal services and/or the maintenance of shareholder accounts. EVERGREEN HIGH GRADE TAX FREE FUND has, in addition to the Plans adopted with respect to its Class B shares, adopted a shareholder service plan ("Service Plan") relating to the Class B shares which permit the Fund to incur a fee of up to .25 of 1% of the aggregate average daily net assets attributable to the Class B shares for ongoing personal services and/or the maintenance of shareholder accounts. Such service fee payments to financial intermediaries for such purposes, whether pursuant to a Plan or Service Plan, will not exceed .25 of 1% of the aggregate average daily net assets attributable to each Class of shares of each Fund.
       Each Fund has also entered into a distribution agreement (each a "Distribution Agreement" or collectively the "Distribution Agreements") with Evergreen Funds Distributor, Inc. ("EFD"). Pursuant to the Distribution Agreements, each Fund will compensate EFD for its services as distributor at a rate which may not exceed an annual rate of .25 of 1% of a Fund's aggregate average daily net assets attributable to Class A shares, and .75 of 1% of a Fund's aggregate average daily net assets attributable to the Class B shares. The Distribution Agreements provide that EFD will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of the Funds, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EFD may assign its rights to receive compensation under the Plans to secure such financings), (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. The financing of payments made by EFD to compensate broker-dealers or other persons for distributing shares of the Funds may be provided by First Union or its affiliates. The Funds may also make payments under the Plans (and in the case of EVERGREEN HIGH GRADE TAX FREE FUND, the Service Plan), in amounts up to .25 of 1% of a Fund's aggregate average daily net assets on an annual basis attributable to Class B shares, to compensate organizations, which may include EFD and each Fund's investment adviser or their affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts.
       The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Since EFD's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EFD, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EFD. Distribution expenses incurred by EFD in one fiscal year that exceed the level of compensation paid to EFD for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.
       The Plans and Service Plan are in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75 of 1% and .25 of 1%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.
                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       You can purchase shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EFD. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. Share certificates are not issued. In states where EFD is not registered as a broker-dealer shares of a Fund will only be sold through Furman Selz LLC, other broker-dealers or other financial institutions that are registered. See the Share Purchase Application and Statement of Additional Information for
                                       14
more information. Only Class A and Class B shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").
Class A Shares-Front-End Sales Charge Alternative. You can purchase Class A shares at net asset value plus an initial sales charge on purchases under $1,000,000. On purchases of $1,000,000 or more, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the first year after purchase. The schedule of charges for Class A shares is as follows:
                              Initial Sales Charge
EVERGREEN HIGH GRADE TAX FREE FUND

                                    as a % of the Net    as a % of the     Commission to Dealer/Agent
       Amount of Purchase            Amount Invested     Offering Price     as a % of Offering Price
Less than   $   50,000                     4.99%               4.75%                   4.25%
$   50,000 - $   99,000                    4.71%               4.50%                   4.25%
$ 100,000 - $ 249,999                      3.90%               3.75%                   3.25%
$ 250,000 - $ 499,999                      2.56%               2.50%                   2.00%
$ 500,000 - $ 999,999                      2.04%               2.00%                   1.75%
$1,000,000 - $2,999,999                    None                None                    1.00%
$3,000,000 - $4,999,999                    None                None                     .50%
Over        $5,000,000                     None                None                     .25%

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA

                                    as a % of the Net    as a % of the     Commission to Dealer/Agent
       Amount of Purchase            Amount Invested     Offering Price     as a % of Offering Price
Less than   $   50,000                     3.36%               3.25%                   2.75%
$   50,000 - $   99,000                    3.09%               3.00%                   2.75%
$ 100,000 - $ 249,999                      2.56%               2.50%                   2.25%
$ 250,000 - $ 499,999                      2.04%               2.00%                   1.75%
$ 500,000 - $ 999,999                      1.52%               1.50%                   1.25%
$1,000,000 - $2,999,999                    None                None                    1.00%
$3,000,000 - $4,999,999                    None                None                     .50%
Over        $5,000,000                     None                None                     .25%

       When Class A shares are sold, EFD will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EFD may also pay fees to banks from sales charges for services performed on behalf of the bank's customers in connection with the purchase of shares of the Funds. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to .10 of 1% of the aggregate average daily net assets attributable to Class A shares of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND held by their clients, and .25 of 1% of aggregate average daily net assets attributable to Class A shares of EVERGREEN HIGH GRADE TAX FREE FUND held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans and Reinstatement Privilege. Consult the Share Purchase Application and Statement of Additional Information for additional information concerning these reduced sales charges.
       No front-end sales charges are imposed on Class A shares purchased by: institutional investors, which may include bank trust departments and registered investment advisers; investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans,
                                       15
which place trades through an omnibus account maintained with a Fund by the broker-dealer; shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; current and retired employees of FUNB and its affiliates, EFD and any broker-dealer with whom EFD has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; and upon the initial purchase of an Evergreen mutual fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds. Class B Shares-Deferred Sales Charge Alternative. You can purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within seven years after purchase. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the purchase of Class B shares as set forth below.

   Year Since
    Purchase         Contingent Deferred Sales Charge
      FIRST                          5%
     SECOND                          4%
THIRD and FOURTH                     3%
      FIFTH                          2%
      SIXTH                          1%

The CDSC is deducted from the amount of the redemption and is paid to EFD. The CDSC will be waived on redemptions of shares following the death or disability of a shareholder, to meet distribution requirements for certain qualified retirement plans or in the case of certain redemptions made under a Fund's Systematic Cash Withdrawal Plan. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years (after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. See the Statement of Additional Information for further details.
       With respect to Class B shares, no CDSC will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per share, (2) shares acquired through reinvestment of dividends and capital gains, (3) shares held for more than seven years after the end of the calendar month of acquisition, (4) accounts following the death or disability of a shareholder, or (5) minimum required distributions to a shareholder over the age of 70 1/2 from an IRA or other retirement plan.
How the Funds Value Their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of each Trust under which each Fund operates believe would accurately reflect fair value.
General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. The compensation received by dealers and agents may differ depending on whether they sell Class A or Class B shares. There is no size limit on purchases of Class A shares.
       In addition to the discount or commission paid to dealers, EFD will from time to time pay to dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen mutual funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive
                                       16
cash incentives of equivalent amount in lieu of such payments. EFD may also limit the availability of such incentives to certain specified dealers. EFD from time to time sponsors promotions involving First Union Brokerage Services, Inc. ("FUBS"), an affiliate of each Fund's investment adviser, and other selected dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all dealers. Certain broker-dealers may also receive payments from EFD or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.
Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.
HOW TO REDEEM SHARES
       You may "redeem", i.e., sell your shares in a Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value (less any applicable CDSC for Class B shares) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.
Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC for Class B shares). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).
Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street Bank and Trust Company ("State Street") which is the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.
       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m.(Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a
                                       17

Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. A Fund shall not be liable for following telephone instructions reasonably believed to be genuine. Also, the Funds reserve the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.
General. The sale of shares is a taxable transaction for Federal tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.
EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen mutual funds through your financial intermediary, or by telephone or mail as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen mutual fund, is subject to the minimum investment and suitability requirements of each Fund.
       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.
       No CDSC will be imposed in the event Class B shares are exchanged for Class B shares of other Evergreen mutual funds. If you redeem shares, the CDSC applicable to the Class B shares of the Evergreen mutual fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for purposes of conversion to Class A shares and determining the amount of the applicable CDSC.
Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.
Exchanges by Telephone and Mail. You may exchange shares with a value of $1,000 or more by telephone by calling the telephone number on the front page of this Prospectus. Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
                                       18

SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, EFD or the toll-free number the phone number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application. Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation of the Systematic Investment Plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within twenty-four months of the initial investment. You can open a Systematic Investment Plan in the EVERGREEN HIGH GRADE TAX FREE FUND for a minimum of only $50 per month with no initial investment required.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.
       Shares purchased under the Funds Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment. Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable Class B CDSC will be waived with respect to redemptions occurring under a Systematic Cash Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 10% of (i) the initial value of the account plus (ii) the value, at the time of purchase, of any subsequent investments.
Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share on the last business day of each month, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.
EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG or Evergreen Asset being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG or Evergreen Asset were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                                       19

                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       Income dividends are declared daily and paid monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders will begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code (the "Code"). While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Funds will not be required to pay any Federal income taxes. A 4% nondeductible excise tax will be imposed on a Fund if it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.
       The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for Federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax.
       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investors holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest Federal income tax rate applicable to net long-term gains realized by individuals is 28%. The rate applicable to corporations is 35%.
       Since each Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Share Purchase Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.
       For EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA, so long as the Fund remains qualified under Subchapter M of the Code for Federal purposes and qualified as a diversified management investment company, then under current California law, the Fund is entitled to pass through to its shareholders the tax-exempt income it earns. To the extent that Fund dividends are derived from earnings on California Municipal Securities, such dividends will be exempt from California personal income taxes when received by the Fund's shareholders, provided the Fund has complied with the requirement that at least 50% of its assets be invested in California Municipal Securities. For California income tax purposes, long-term capital gains distributions are taxable as ordinary income.
       Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from Federal and, if applicable, state taxation (including California), and the amount, if any, subject to Federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. The exemption of interest income for Federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from Federal taxes earned by the Fund.
                                       20

       A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.
GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund. Organization. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA are separate investment series of The Evergreen Municipal Trust, a Massachusetts business trust organized in 1988. EVERGREEN HIGH GRADE TAX FREE FUND is a separate investment series of Evergreen Investment Trust (formerly First Union Funds), a Massachusetts business trust organized in 1984. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
       A shareholder in each Class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable CDSC. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series or Class were established in a Fund, each share of the series or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single Class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Class A, B and Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution, shareholder service and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.
Custodian, Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent. State Street is compensated for its services as transfer agent by a fee based upon the number of shareholder accounts maintained for the Funds. The transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares.
Principal Underwriter. EFD, an affiliate of Furman Selz LLC, located 230 Park Avenue, New York, New York 10017, is the principal underwriter of the Funds. Furman Selz LLC also acts as sub-administrator to EVERGREEN HIGH GRADE TAX FREE FUND and provides certain sub-administrative services to Evergreen Asset in connection with its role as investment adviser to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA, including providing personnel to serve as officers of the Funds.
Other Classes of Shares. Each Fund currently offers three classes of shares, Class A, Class B and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares.
Performance Information. A Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on Securities and Exchange Commission ("SEC") formulas and are not intended to indicate future performance.
       Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported
                                       21
in a Fund's financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       A Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus a stated Federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.
       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all a Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.
       Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar and other industry publications. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.
       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The Principal Underwriter may also reprint, and use as advertising and sales literature, articles from EVERGREEN EVENTS, a quarterly magazine provided to Evergreen mutual fund shareholders.
Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which each Fund operates provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.
Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Securities Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       22

  INVESTMENT ADVISER
  Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
      EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA
  Capital Mangement Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
      EVERGREEN HIGH GRADE TAX FREE FUND
  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
      EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND,
      EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA
  KPMG Peat Marwick LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219
      EVERGREEN HIGH GRADE TAX FREE FUND
  DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10017
  45959                                                              536119rev02
********************************************************************************

  PROSPECTUS                                                 October 31, 1996
  EVERGREEN(SM) TAX-FREE FUNDS                          (Evergreen tree logo)
  EVERGREEN HIGH GRADE TAX FREE FUND
  EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
  EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA
  CLASS Y SHARES
           The Evergreen Tax-Free Funds (the "Funds") are designed to provide investors with income exempt from Federal income taxes. This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.
           A "Statement of Additional Information" for the Funds and certain other funds in the Evergreen group of mutual funds dated October 31, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 235-0064. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE INVESTMENT RISKS.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                 9
         Investment Practices and Restrictions             10
MANAGEMENT OF THE FUNDS
         Investment Advisers                               13
         Portfolio Managers                                14
         Sub-Adviser                                       14
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 15
         How to Redeem Shares                              16
         Exchange Privilege                                16
         Shareholder Services                              17
         Effect of Banking Laws                            18
OTHER INFORMATION
         Dividends, Distributions and Taxes                18
         General Information                               19

                             OVERVIEW OF THE FUNDS
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The investment adviser to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA is Evergreen Asset Management Corp. which, with its predecessors, has served as an investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset Management Corp. is a wholly-owned subsidiary of First Union National Bank of North Carolina, which in turn is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States. The Capital Management Group of First Union National Bank of North Carolina serves as investment adviser to EVERGREEN HIGH GRADE TAX FREE FUND.
       EVERGREEN HIGH GRADE TAX FREE FUND seeks to provide a high level of federally tax-free income that is consistent with preservation of capital.
       EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND seeks as high a level of current income, exempt from Federal income tax other than the Federal alternative minimum tax, as is consistent with preserving capital and providing liquidity. The Fund invests substantially all of its assets in short and intermediate-term municipal securities with a dollar weighted average portfolio maturity of two to five years.
       EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA seeks as high a level of current income exempt from Federal and California income taxes as is consistent with preserving capital and providing liquidity. The Fund invests substantially all of its assets in short and intermediate-term municipal securities with a dollar weighted average portfolio maturity of two to five years.
    THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE
                                   ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in the Class Y Shares of the Fund. For further information see "Purchase and Redemption of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                    None
Sales Charge on Dividend Reinvestments                       None
Contingent Deferred Sales Charge                             None
Redemption Fee                                               None
Exchange Fee (only applies after 4 exchanges per
year)                                                      $ 5.00

       The following table shows for the Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to Class Y Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.
EVERGREEN HIGH GRADE TAX FREE FUND

                               ANNUAL OPERATING
                                  EXPENSES*                                      EXAMPLE
Management Fees                      .50%
                                                  After 1 Year                    $   9
12b-1 Fees                             --
                                                  After 3 Years                   $  27
Other Expenses                       .34%
                                                  After 5 Years                   $  47
                                                  After 10 Years                  $ 104
Total                                .84%

EVERGREEN SHORT INTERMEDIATE FUND

                               ANNUAL OPERATING
                                  EXPENSES*                                      EXAMPLE
Management Fees                      .50%
                                                  After 1 Year                    $  10
12b-1 Fees                             --
                                                  After 3 Years                   $  30
Other Expenses                       .44%
                                                  After 5 Years                   $  52
                                                  After 10 Years                  $ 115
Total                                .94%

EVERGREEN SHORT INTERMEDIATE FUND -- CALIFORNIA

                               ANNUAL OPERATING
                                  EXPENSES*                                      EXAMPLE
Management Fees                       .55%
                                                  After 1 Year                    $  10
12b-1 Fees                              --
                                                  After 3 Years                   $  32
Other Expenses                        .45%
                                                  After 5 Years                   $  55
                                                  After 10 Years                  $ 122
Total                                1.00%

* The annual operating expenses and examples do not reflect fee waivers and expense reimbursements for the most recent fiscal period. Actual expenses for Class Y Shares net of fee waivers and expense reimbursements for the fiscal period ended August 31, 1996, were as follows:

  EVERGREEN HIGH GRADE TAX FREE FUND...............................................   .64%
  EVERGREEN SHORT INTERMEDIATE FUND................................................   .70%
  EVERGREEN SHORT INTERMEDIATE FUND -- CALIFORNIA..................................   .84%

       Evergreen Asset has agreed to reimburse EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND -- CALIFORNIA to the extent that their aggregate operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder servicing fees and extraordinary expenses) exceed 1% of the average net assets. Absent this agreement, the estimated annual operating expenses for EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND -- CALIFORNIA would be 1.09%.
       From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in Class Y shares will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the most recent fiscal period. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds".
                                       4

                              FINANCIAL HIGHLIGHTS
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN HIGH GRADE TAX FREE FUND has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors; for EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT INTERMEDIATE MUNICIPAL
FUND -- CALIFORNIA has been audited by Price Waterhouse LLP, each Fund's independent auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       No financial highlights are shown for Class A or B of EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND -- CALIFORNIA since these classes did not have any operations prior to August 31, 1996.
       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.
EVERGREEN HIGH GRADE TAX FREE FUND

                                                                                              CLASS A SHARES
                                                                                        EIGHT                        FEBRUARY 21,
                                                                                        MONTHS                          1992*
                                                                          YEAR ENDED    ENDED        YEAR ENDED        THROUGH
                                                                          AUGUST 31,  AUGUST 31,    DECEMBER 31,     DECEMBER 31,
                                                                             1996       1995#      1994      1993        1992
PER SHARE DATA:
Net asset value, beginning of period......................................    $10.69      $9.79    $11.16    $10.42      $10.00
Income (loss) from investment operations:
Net investment income.....................................................       .52        .34       .52       .54         .51
Net realized and unrealized gain (loss) on
  investments.............................................................       .03        .90     (1.37)      .81         .42
  Total from investment operations........................................       .55       1.24      (.85)     1.35         .93
Less distributions to shareholders from:
Net investment income.....................................................      (.52)      (.34)     (.52)     (.54)       (.51)
Net realized gains........................................................        --         --        --      (.07)         --
  Total distributions.....................................................      (.52)      (.34)     (.52)     (.61)       (.51)
Net asset value, end of period............................................    $10.72     $10.69     $9.79    $11.16      $10.42
TOTAL RETURN+.............................................................      5.2%      12.8%     (7.7%)    13.3%        9.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted).........................................................  $ 50,569   $ 58,751   $57,676  $101,352    $ 90,738
Ratios to average net assets:
  Expenses **.............................................................      .89%      1.06%++   1.01%      .85%        .49%++
  Net investment income **................................................     4.78%      4.93%++   5.04%     4.99%       5.79%++
Portfolio turnover rate...................................................       65%        27%       53%       14%          7%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                              CLASS A SHARES
                                                                                                                     FEBRUARY 21,
                                                                                        EIGHT                           1992*
                                                                          YEAR ENDED    MONTHS       YEAR ENDED        THROUGH
                                                                          AUGUST 31,  AUGUST 31,    DECEMBER 31,     DECEMBER 31,
                                                                             1996       1995#      1994      1993        1992
Expenses.................................................................     1.09%       1.09%     1.02%     1.07%       1.11%
Net investment income....................................................     4.58%       4.90%     5.03%     4.77%       5.17%

EVERGREEN HIGH GRADE TAX FREE FUND

                                                          CLASS B SHARES                                CLASS Y SHARES
                                                     EIGHT                     JANUARY 11,                 EIGHT     FEBRUARY 28,
                                                     MONTHS                       1993*                    MONTHS       1994*
                                       YEAR ENDED    ENDED      YEAR ENDED       THROUGH     YEAR ENDED    ENDED       THROUGH
                                       AUGUST 31,  AUGUST 31,  DECEMBER 31,    DECEMBER 31,  AUGUST 31,  AUGUST 31,  DECEMBER 31,
                                          1996       1995#         1994            1993         1996       1995#         1994
PER SHARE DATA:
Net asset value, beginning of
  period..............................    $10.69       $9.79       $11.16          $10.42       $10.69       $9.79      $10.93
Income (loss) from investment
  operations:
Net investment income.................       .44         .29          .46             .47          .55         .36         .46
Net realized and unrealized gain
  (loss) on
  investments.........................       .03         .90        (1.37)            .81          .03         .90       (1.14)
  Total from investment operations....       .47        1.19         (.91)           1.28          .58        1.26        (.68)
Less distributions to shareholders
  from:
Net investment income.................      (.44)       (.29)        (.46)           (.47)        (.55)       (.36)       (.46)
Net realized gains....................        --          --           --            (.07)          --          --          --
  Total distributions.................      (.44)        .29         (.46)           (.54)        (.55)       (.36)       (.46)
Net asset value, end of period........    $10.72      $10.69        $9.79          $11.16       $10.72      $10.69       $9.79
TOTAL RETURN+.........................      4.4%       12.3%        (8.2%)          12.4%         5.4%       13.0%       (6.3%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted).....................  $ 32,221    $ 34,206     $ 32,435        $ 41,030     $ 25,112    $ 25,079      $4,318
Ratios to average net assets:
  Expenses **.........................     1.64%       1.81%++      1.58%           1.35%++       .64%        .81%++      .76%++
  Net investment income **............     4.03%       4.18%++      4.47%           4.44%++      5.03%       5.18%++     5.46%++
Portfolio turnover rate...............       65%         27%          53%             14%          65%         27%         53%

#  The Fund changed its fiscal year-end from December 31 to August 31.
*  Commencement of class operations
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                           CLASS B SHARES                               CLASS Y SHARES
                                                                               JANUARY 11,                           FEBRUARY 28,
                                                       EIGHT                      1993*                    EIGHT        1994*
                                         YEAR ENDED    MONTHS     YEAR ENDED     THROUGH     YEAR ENDED    MONTHS      THROUGH
                                         AUGUST 31,  AUGUST 31,  DECEMBER 31,  DECEMBER 31,  AUGUST 31,  AUGUST 31,  DECEMBER 31,
                                            1996       1995#         1994          1993         1996       1995#         1994
Expenses................................     1.84%       1.84%        1.59%         1.57%         .84%        .84%        .77%
Net investment income...................     3.83%       4.15%        4.46%         4.22%        4.83%       5.15%       5.45%

EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND

                                  CLASS A SHARES                CLASS B SHARES
                                            JANUARY 5,                    JANUARY 5,                   CLASS Y SHARES
                                              1995*                         1995*
                             YEAR ENDED      THROUGH       YEAR ENDED      THROUGH
                             AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,                YEAR ENDED AUGUST 31,
                                1996           1995           1996           1995         1996        1995        1994        1993
PER SHARE DATA:
Net asset value,
 beginning of period.....       $10.17          $9.97         $10.17          $9.97       $10.17      $10.21      $10.58      $10.33
Income (loss) from
 investment operations:
Net investment income....          .43            .30            .34            .24          .43         .46         .47         .49
Net realized and
 unrealized gain (loss)
 on investments..........         (.09)           .20           (.09)           .20         (.10)       (.04)       (.32)        .25
 Total from investment
   operations............          .34            .50            .25            .44          .33         .42         .15         .74
Less distributions to
 shareholders from:
Net investment income....         (.43)          (.30)          (.34)          (.24)        (.43)       (.46)       (.47)      (.49)
Net realized gains.......           --             --             --             --           --          --        (.03)         --
In excess of net realized
 gains...................           --             --             --             --           --          --        (.02)         --
 Total distributions.....         (.43)          (.30)          (.34)          (.24)        (.43)       (.46)       (.52)      (.49)
Net asset value, end of
 period..................       $10.08         $10.17         $10.08         $10.17       $10.07      $10.17      $10.21      $10.58
TOTAL RETURN+............         3.4%           5.1%           2.4%           4.5%         3.3%        4.2%        1.4%        7.4%
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000's omitted).........     $ 27,722       $  6,820       $  7,413       $  6,050      $34,893     $40,581     $53,417     $66,607
Ratios to average net
 assets:
 Expenses **.............         .80%           .70%++        1.67%          1.58%++       .70%        .74%        .58%        .40%
 Net investment income
   **....................        4.05%          4.32%++        3.28%          3.50%++      4.27%       4.52%       4.54%       4.73%
Portfolio turnover
 rate....................          29%            80%            29%            80%          29%         80%         32%         37%

                                           JULY 17, 1991*
                                               THROUGH
                           1992++         AUGUST 31, 1991||
PER SHARE DATA:
Net asset value,
 beginning of period.....   $10.00              $10.00
Income (loss) from
 investment operations:
Net investment income....      .51                 .06
Net realized and
 unrealized gain (loss)
 on investments..........      .33                  --
 Total from investment
   operations............      .84                 .06
Less distributions to
 shareholders from:
Net investment income....     (.51)               (.06)
Net realized gains.......       --                  --
In excess of net realized
 gains...................       --                  --
 Total distributions.....     (.51)               (.06)
Net asset value, end of
 period..................   $10.33              $10.00
TOTAL RETURN+............     8.6%                 .6%
RATIOS & SUPPLEMENTAL
 DATA:
Net assets, end of period
 (000's omitted).........  $54,470              $4,025
Ratios to average net
 assets:
 Expenses **.............     .17%                  0%++
 Net investment income
   **....................    4.85%               4.93%++
Portfolio turnover
 rate....................      57%                  --

*  Commencement of class operations.
|| On November 18, 1991, the Fund was changed to a diversified municipal bond fund with a fluctuating net asset value per share from a non-diversified money market fund with a stable net asset value per share. The shares outstanding at August 31, 1991 and the related per share data are restated to reflect both a 1 for 2 reverse share split on October 30, 1991 and a 1 for 5 reverse share split on August 19, 1992. Total return calculated after November 18, 1991 reflects the fluctuation in net asset value per share.
+ Total return is calculated on net asset value for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                   CLASS A SHARES                CLASS B SHARES
                                             JANUARY 5,                    JANUARY 5,             CLASS Y SHARES
                                               1995*                         1995*
                              YEAR ENDED      THROUGH       YEAR ENDED      THROUGH
                              AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,          YEAR ENDED AUGUST 31,
                                 1996           1995           1996           1995         1996        1995        1994
Expenses..................        1.11%          1.14%          2.07%          2.26%         .90%        .86%        .83%
Net investment income.....        3.74%          3.88%          2.88%          2.82%        4.07%       4.40%       4.29%

                                                    JULY 17, 1991*
                                                        THROUGH
                             1993        1992       AUGUST 31, 1991
Expenses..................     .81%        .86%           1.40%
Net investment income.....    4.32%       4.16%           3.53%

EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND -- CALIFORNIA -- CLASS Y SHARES

                                                                                YEAR ENDED AUGUST 31,
                                                    1996        1995        1994       1993||      1992||      1991||      1990||
PER SHARE DATA:
Net asset value, beginning of period...........     $10.06      $10.09      $10.34      $10.00      $10.00      $10.00      $10.00
Income (loss) from investment operations:
Net investment income..........................        .40         .41         .43         .41         .33         .47         .55
Net realized and unrealized gain (loss) on
 investments...................................       (.08)         --        (.24)        .34          --          --          --
 Total from investment operations..............        .32         .41         .19         .75         .33         .47         .55
Less distributions to shareholders from:
Net investment income..........................       (.40)       (.41)       (.43)       (.41)       (.33)       (.47)       (.55)
Net realized gains.............................         --        (.03)       (.01)         --          --          --          --
 Total distributions...........................       (.40)       (.44)       (.44)       (.41)       (.33)       (.47)       (.55)
Net asset value, end of period.................      $9.98      $10.06      $10.09      $10.34      $10.00      $10.00      $10.00
TOTAL RETURN+..................................       3.2%        4.2%        1.8%        7.6%        3.4%        4.8%        5.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)......    $18,915     $21,362     $28,433     $30,136     $34,452     $42,022     $37,291
Ratios to average net assets:
 Expenses **...................................       .84%         .79        .52%        .30%        .40%        .37%        .29%
 Net investment income **......................      3.97%        4.10       4.20%       3.96%       3.36%       4.66%       5.52%
Portfolio turnover rate........................        44%         29%         12%         37%          --          --          --
                                                       NOVEMBER 2,
                                                      1988* THROUGH
                                                    AUGUST 31, 1989||
PER SHARE DATA:
Net asset value, beginning of period...........           $10.00
Income (loss) from investment operations:
Net investment income..........................              .51
Net realized and unrealized gain (loss) on
 investments...................................               --
 Total from investment operations..............              .51
Less distributions to shareholders from:
Net investment income..........................             (.51)
Net realized gains.............................               --
 Total distributions...........................             (.51)
Net asset value, end of period.................           $10.00
TOTAL RETURN+..................................             5.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)......          $28,266
Ratios to average net assets:
 Expenses **...................................             .24%++
 Net investment income **......................             6.40++
Portfolio turnover rate........................               --

*  Commencement of class operations.
|| On October 16, 1992, the Fund was converted to a short-intermediate municipal fund with a fluctuating net asset value per share from a money market fund with a stable net asset value per share. The shares outstanding and the related per share data for the fiscal years ended August 31, 1990 through August 31, 1992 are restated to reflect the 1 for 10 reverse share split on October 21, 1992. Total return calculated after October 16, 1992 reflects the fluctuation in net asset value per share.
+ Total return is calculated on net asset value for the period indicated and is not annualized.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                               YEAR ENDED AUGUST 31,
                                                   1996        1995        1994        1993        1992        1991        1990
  Expenses...................................      1.09%        .99%        .95%        .98%        .84%        .85%        .88%
  Net investment income......................      3.72%       3.90%       3.77%       3.28%       2.92%       4.18%       4.93%
                                                 NOVEMBER 2,
                                                1988* THROUGH
                                               AUGUST 31, 1989
  Expenses...................................        .93%
  Net investment income......................       5.71%

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
       In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions".
EVERGREEN HIGH GRADE TAX FREE FUND
       The EVERGREEN HIGH GRADE TAX FREE FUND seeks a high level of Federally tax free income that is consistent with preservation of capital. At least 65% of the value of the total assets of EVERGREEN HIGH GRADE TAX FREE FUND will be invested in high grade bonds. High grade bonds mean: bonds insured by a municipal bond insurance company which is rated AAA by Standard & Poor's Ratings Group ("S&P") and/or Aaa by Moody's Investors Service, Inc. ("Moody's"); bonds rated A or better by S&P or Moody's; or, if unrated, of comparable quality as determined by the Fund's investment adviser. The insurance guarantees the timely payment of principal and interest, but not the value of the municipal bonds or the shares of the Fund. See the section "Investment Practices and
Restrictions" -- "Municipal Bond Insurance" for further information.
       The EVERGREEN HIGH GRADE TAX FREE FUND may also purchase instruments having variable rates of interest. One example is variable amount demand master notes. These notes represent a borrowing arrangement between a commercial paper issuer (borrower) and an institutional lender, such as the Fund, and are payable upon demand. The underlying amount of the loan may vary during the course of the contract, as may the interest on the outstanding amount, depending on a stated short-term interest rate index.
EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
       The investment objective of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is to achieve as high a level of current income, exempt from Federal income tax other than the Federal alternative minimum tax ("AMT") for individuals and corporations, as is consistent with preserving capital and providing liquidity. Under normal circumstances, it is anticipated that the Fund will invest its assets so that at least 80% of its annual interest income is exempt from Federal income tax other than the AMT. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short and intermediate-term debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from Federal income tax other than the AMT. Such securities are generally known as Municipal Securities (see "Investment Practices and Restrictions" -- "Municipal Securities" below). As a matter of policy, the Trustees will not change the Fund's investment objective without shareholder approval.
       Under current tax law, a distinction is drawn between Municipal Securities issued to finance certain "private activities" and other Municipal Securities. Such private activity bonds include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, student loan programs, and water and sewage projects. Interest income from such "private activity bonds" ("AMT-Subject Bonds") becomes an item of "tax preference" which is subject to the alternative minimum tax when received by a person in a tax year during which he is subject to that tax. Because interest income on AMT-Subject Bonds is taxable to certain investors, it is expected, although there can be no guarantee, that such Municipal Securities generally will provide somewhat higher yields than other Municipal Securities of comparable quality and maturity. The Fund may invest up to 50% of its total assets in AMT-Subject Bonds.
       The Fund intends to maintain a dollar-weighted average portfolio maturity of two to five years. The Fund may consider an obligation's maturity to be shorter than its stated maturity if the Fund has the right to sell the obligation at a price approximating par value before its stated maturity date. This is a liquidity put and is exercisable to the issuer or some third party. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA
       The investment objective of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA is to achieve as high a level of current income exempt from Federal and California income taxes, as is consistent with preserving capital and providing liquidity. The Fund will seek to achieve its objective by investing at least 80% of the value of
                                       9
its total assets in a diversified portfolio of short and intermediate-term debt obligations issued by the State of California, its political subdivisions and duly constituted authorities, the interest from which is exempt from Federal and California income taxes. Such securities are generally known as Municipal Securities (see "Investment Practices and Restrictions" -- "Municipal Securities" below).
       Interest income on certain types of bonds issued after August 7, 1986, to finance nongovernmental activities is an item of "tax preference" subject to AMT. To the extent the Fund invests in these "private activity" bonds (some of which were formerly referred to as "industrial development" bonds), individual and corporate shareholders, depending on their status, may be subject to AMT on the part of the Fund's distributions derived from the bonds. As a matter of fundamental policy, which may not be changed without shareholder approval, the Fund will invest at least 80% of its total assets in Municipal Securities, the interest from which is not subject to AMT.
       The Fund intends to maintain a dollar-weighted average portfolio maturity of two to five years. The Fund may consider an obligation's maturity to be shorter than its stated maturity if the Fund has the right to sell the obligation at a price approximating par value before its stated maturity date. This is a liquidity put and is exercisable to the issuer or some third party. INVESTMENT PRACTICES AND RESTRICTIONS
       Except where noted, each Fund may engage in the investment practices described below. Each Fund is also subject to certain investment restrictions more fully described in the Statement of Additional Information.
General. EVERGREEN HIGH GRADE TAX FREE FUND, EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA will invest in Municipal Securities so long as they are determined to be of high or upper medium quality. Municipal Securities meeting this criteria include bonds rated A or higher by S&P, Moody's or another nationally recognized statistical rating organization ("SRO"); notes rated SP -1 or SP-2 by S&P or MIG-1 or MIG-2 by Moody's or rated VMIG-1 or VMIG-2 by Moody's in the case of variable rate demand notes or having comparable ratings from another SRO; and commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or having comparable ratings from another SRO. EVERGREEN HIGH GRADE TAX FREE FUND may also invest in general obligation bonds which are rated BBB by S&P, Baa by Moody's or bear a similar rating from another SRO. Medium grade bonds are more susceptible to adverse economic conditions or changing circumstances than higher grade bonds. However, like the higher rated bonds, these securities are considered to be investment grade. For a description of such ratings see the Statement of Additional Information. The Funds may also purchase Municipal Securities which are unrated at the time of purchase, if such securities are determined by the Funds' investment advisers to be of comparable quality. Certain Municipal Securities (primarily variable rate demand notes) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Funds' investment advisers will take into account the obligation of the bank in assessing the quality of such security. Investments by EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA in unrated securities are limited to 20% of total assets.
       The ability of the Funds to meet their investment objectives is necessarily subject to the ability of municipal issuers to meet their payment obligations. In addition, the portfolios of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. Investors should recognize that, in periods of declining interest rates, the yield of the Funds will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the Funds will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of each Fund's portfolio, thereby reducing the current yield of the Funds. In periods of rising interest rates, the opposite can be expected to occur. In addition, since EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA will invest primarily in California Municipal Securities, there are certain specific factors and considerations concerning California which may affect the credit and market risk of the Municipal Securities that EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA purchases. These factors are described in the Appendix to this Prospectus. Municipal Securities . As noted above, the Funds will invest substantially all of their assets in Municipal Securities. These include municipal bonds, short-term municipal notes and tax exempt commercial paper. "Municipal Securities" are debt obligations issued to obtain funds for various public purposes that are exempt from Federal income tax in the opinion of issuer's counsel. The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit
                                       10
and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed. The term "Municipal Securities" also includes "moral obligation" issues which are normally issued by special purpose authorities. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities being financed. Participation interests are interests in Municipal Securities, including IDBs and PABs, and floating and variable rate obligations that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature is backed by an irrevocable letter of credit or guarantee of the bank. A put bond is a municipal bond which gives the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date, which is typically well in advance of the bond's maturity date. "Short-term municipal notes" and "tax exempt commercial paper" include tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.
Municipal Bond Insurance. The EVERGREEN HIGH GRADE TAX FREE FUND will require municipal bond insurance when purchasing Municipal Securities which would not otherwise meet the Fund's quality standards. The EVERGREEN HIGH GRADE TAX FREE FUND may also require insurance when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The purpose of municipal bond insurance is to guarantee the timely payment of principal at maturity and interest.
       Securities in the EVERGREEN HIGH GRADE TAX FREE FUND'S portfolio may be insured in one of two ways: (1) by a policy applicable to a specific security, obtained by the issuer of the security or by a third party ( "Issuer-Obtained Insurance") or (2) under master insurance policies issued by municipal bond insurers, purchased by the Fund (the "Policies"). If a security's coverage is Issuer-Obtained, then that security does not need to be covered in the Policies. The Fund may purchase Policies from Municipal Bond Investors Assurance Corp., AMBAC Indemnity Corporation, and Financial Guaranty Insurance Company, or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P. A more detailed description of these insurers may be found in the Statement of Additional Information. Annual premiums for these Policies are paid by the Fund and are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%. While the insurance feature reduces financial risk, the cost thereof and the restrictions on investments imposed by the guidelines in the Policies reduce the yield to shareholders.
Floating Rate and Variable Rate Obligations. Municipal Securities also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, those rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Certain of these obligations may carry a demand feature that gives the Funds the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. The Funds will limit the value of their investments in any floating or variable rate securities which are not readily marketable to 10% or less of their net assets.
When-Issued Securities. The Funds may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND do not expect that commitments to purchase when-issued securities will normally exceed 25% of their total assets and EVERGREEN HIGH GRADE TAX FREE FUND does not expect that such commitments will exceed 20% of its total assets. The Funds do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objective.
Stand-by Commitments. The Funds may also acquire "stand-by commitments" with respect to Municipal Securities held in their portfolio. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. Failure of the dealer to purchase such Municipal Securities may result in a
                                       11

Fund incurring a loss or missing an opportunity to make an alternative investment. Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in each Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Funds will maintain cash or liquid high grade debt obligations in a segregated account with its custodian in an amount equal to such commitments. The Funds will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Funds' investment advisers, present minimal credit risks.
Taxable Investments. EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA may temporarily invest up to 20% of their total assets in taxable securities, and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may temporarily invest its assets so that not more than 20% of its annual interest income will be derived from taxable securities, under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, each such Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. Each Fund may invest for defensive purposes during periods when each Fund's assets available for investment exceed the available Municipal Securities that meet each Fund's quality and other investment criteria. Taxable securities in which the Funds may invest on a short-term basis include obligations of the United States Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by any major rating service; commercial paper rated in the highest grade by Moody's, S&P or any SRO; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more.
Repurchase Agreements. The Funds may enter into repurchase agreements with member banks of the Federal Reserve System, including State Street Bank and
Trust Company, the Funds custodian ("State Street" or the "Custodian"), or "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States Government securities. A repurchase agreement is an arrangement pursuant to which a buyer purchases a security and simultaneously agrees to resell it to the vendor at a price that results in an agreed-upon market rate of return which is effective for the period of time (which is normally one to seven days, but may be longer) the buyer's money is invested in the security. The arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. Each Fund requires continued maintenance of collateral with its Custodian in an amount equal to, or in excess of, the market value of the securities, including accrued interest, which are the subject of a repurchase agreement. In the event a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral. Each Fund's investment adviser will review and continually monitor the creditworthiness of each institution with which a Fund enters into a repurchase agreement to evaluate these risks. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may not enter into repurchase agreements if, as a result, more than 10% of either Fund's net assets would be invested in repurchase agreements maturing in more than seven days and EVERGREEN HIGH GRADE TAX FREE FUND may not so invest more than 15% of its net assets.
Illiquid Securities. The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable, except that EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may only invest up to 10% of their net assets in repurchase agreements with maturities longer than seven days. In the case of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND securities eligible for resale pursuant to
Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by each Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. EVERGREEN HIGH GRADE TAX FREE FUND may invest up to 10% of its net assets in securities subject to restrictions on resale under the Federal securities laws. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund's investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings
                                       12
will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities.
Other Investment Policies. The Funds may borrow funds and agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed upon date and price (a "reverse repurchase agreement") for temporary or emergency purposes. In the case of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND borrowings may be in amounts up to 10% of the value of each Fund's net assets at the time of such borrowing. EVERGREEN HIGH GRADE TAX FREE FUND may borrow in amounts up to one-third of its net assets. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash, United States Government securities or liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA will not enter into reverse repurchase agreements exceeding 5% of the value of its total assets and will not purchase any securities whenever any borrowings (including reverse repurchase agreements) are outstanding.
       In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. Each Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities by a Fund, if and when made, may not exceed 30% of the total assets of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA, or 15% of the total assets of EVERGREEN HIGH GRADE TAX FREE FUND, and will be collateralized by cash, letters of credit or United States Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash collateral, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors.
A Fund may pay reasonable fees in connection with such loans.
                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISERS
       The management of each Fund is supervised by the Trustees of the Trust under which each Fund has been established ("Trustees"). Evergreen Asset Management Corp. ("Evergreen Asset") has been retained by EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA as investment adviser. Evergreen Asset succeeded on June 30,
1994 to the advisory business of a corporation with the same name, but under different ownership, which was organized in 1971. Evergreen Asset, with its predecessors, has served as investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). The address of Evergreen Asset is 2500 Westchester Avenue, Purchase, New York 10577. FUNB is a subsidiary of First
Union Corporation ("First Union"), the sixth largest bank holding company in the United States. Stephen A. Lieber and Nola Maddox Falcone serve as the chief investment officers of Evergreen Asset and, along with Theodore J. Israel, Jr., were the owners of Evergreen Asset's predecessor and the former general partners of Lieber & Company, which, as described below, provides certain subadvisory services to Evergreen Asset in connection with its duties as investment adviser to the Funds. The Capital Management Group of FUNB ("CMG") serves as investment adviser to EVERGREEN HIGH GRADE TAX FREE FUND.
       First Union is headquartered in Charlotte, North Carolina, and had $139.9 billion in consolidated assets as of June 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG manages or otherwise oversees the investment of over $42.1 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment Trust (formerly known as First Union Funds), the two series of The Evergreen Lexicon Fund (formerly The FFB Lexicon Fund) and the two series of Evergreen Tax-Free Trust (formerly FFB Funds Trust). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-
                                       13
owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its Federal banking authorizations, private placement, securities dealing, and underwriting services.
       Evergreen Asset manages investments, provides various administrative services and supervises the daily business affairs of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA, subject to the authority of the Trustees. Under its investment advisory agreement with EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA, Evergreen Asset is entitled to receive an annual fee equal to .55 of 1% of the Fund's average daily net assets. Under its investment advisory agreement with EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, Evergreen Asset is entitled to receive an annual fee equal to .50 of 1% of the Fund's average daily net assets. CMG manages investments and supervises the daily business affairs of EVERGREEN HIGH GRADE TAX FREE FUND and, as compensation therefor, is entitled to receive an annual fee equal to .50 of 1% of average daily net assets of the Fund. The total expense ratios of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN HIGH GRADE TAX FREE FUND for the fiscal year ended August 31, 1996, are set forth in the section entitled "Financial Highlights".
       Evergreen Asset serves as administrator to EVERGREEN HIGH GRADE TAX FREE FUND and is entitled to receive a fee based on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion;
 .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz LLC, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator to EVERGREEN HIGH GRADE TAX FREE FUND and is entitled to receive a fee from the Fund calculated on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $15.2 billion as of June 30, 1996. PORTFOLIO MANAGERS
       The portfolio manager of EVERGREEN HIGH GRADE TAX FREE FUND is James T. Colby, III. Mr. Colby is a Vice President of CMG and has been associated with Evergreen Asset and its predecessor since 1992. He has served as portfolio manager of the Fund since 1995 and was portfolio manager of Evergreen National Tax Free Fund, whose assets were acquired by the Fund on July 7, 1995, since that fund's inception in 1992. Prior to joining Evergreen Asset, Mr. Colby served as Vice President-Investments at American Express Company from 1987 to 1992. The portfolio manager for EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is Steven C. Shachat. Mr. Shachat has been associated with Evergreen Asset and its predecessor since 1988 and has served as portfolio manager of these Funds since their inception.
SUB-ADVISER
       Evergreen Asset has entered into sub-advisory agreements with Lieber & Company which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolios of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.
                                       14

                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       Eligible investors may purchase Fund shares at net asset value by mail or wire as described below. The Funds impose no sales charges on Class Y shares. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investors may make subsequent investments by establishing a Systematic Investment Plan or a Telephone Investment Plan.
Purchases by Mail or Wire. Each investor must complete the Share Purchase Application and mail it, together with a check made payable to the Fund whose shares are being purchased, to State Street Bank and Trust Company ("State Street") at P.O. Box 9021, Boston, Massachusetts 02205-9827. Checks not drawn on U.S. banks will be subject to foreign collection which will delay an investor's investment date and will be subject to processing fees.
       When making subsequent investments, an investor should either enclose the return remittance portion of the statement, or indicate on the face of the check, the name of the Fund in which an investment is to be made, the exact title of the account, the address, and the Fund account number. Purchase requests should not be sent to a Fund in New York. If they are, the Fund must forward them to State Street, and the request will not be effective until State Street receives them.
       Initial investments may also be made by wire by (i) calling State Street at 800-423-2615 for an account number and (ii) instructing your bank, which may charge a fee, to wire federal funds to State Street, as follows: State Street Bank and Trust Company, ABA No.0110-0002-8, Attn: Custodian and Shareholder Services. The wire must include references to the Fund in which an investment is being made, account registration, and the account number. A completed Application must also be sent to State Street indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing the account number. Subsequent wire investments may be made by existing shareholders by following the instructions outlined above. It is not necessary, however, for existing shareholders to call for another account number.
How the Funds Value Their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of each Trust under which each Fund operates believe would accurately reflect fair value.
Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.
       A Fund cannot accept investments specifying a certain price or date and reserves the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen mutual funds. Although not currently anticipated, each Fund reserves the right to suspend the offer of shares for a period of time.
       Shares of each Fund are sold at the net asset value per share next determined after a shareholder's order is received. Investments by federal funds wire or by check will be effective upon receipt by State Street. Qualified institutions may telephone orders for the purchase of Fund shares. Investors may also purchase shares through a broker/dealer, which may charge a fee for the service.
                                       15

HOW TO REDEEM SHARES
       You may "redeem", i.e. sell, your shares in a Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street which is the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.
       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling State Street (800-423-2615) between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds shall not be liable for following telephone instructions reasonably believed to be genuine. Also, the Funds reserve the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.
General. The sale of shares is a taxable transaction for Federal tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.
EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen mutual funds by telephone or mail as described below. Once an exchange request has been telephoned
                                       16
or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen mutual fund, is subject to the minimum investment and suitability requirements of each Fund.
       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Each Fund imposes a fee of $5 per exchange on shareholders who exchange in excess of four times per calendar year. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold. Exchanges by Telephone and Mail. You may exchange shares with a value of $1,000 or more by telephone by calling State Street (800-423-2615). Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, Evergreen Funds Distributor, Inc. ("EFD"), the distributor of the Funds, or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.
Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation of the Systematic Investment Plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within twenty-four months of the initial investment. You can open a Systematic Investment Plan in the EVERGREEN HIGH GRADE TAX FREE FUND for a minimum of only $50 per month with no initial investment required.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.
       Shares purchased under the Funds Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment. Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.
Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share on the last business day of each month, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.
                                       17

EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG or Evergreen Asset being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG or Evergreen Asset were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       Income dividends are declared daily and paid monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders will begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code (the "Code"). While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Funds will not be required to pay any Federal income taxes. A 4% nondeductible excise tax will be imposed on a Fund if it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.
       The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for Federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax.
       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investors holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest Federal income tax rate applicable to net long-term gains realized by individuals is 28%. The rate applicable to corporations is 35%.
       Since each Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Share Purchase Application, or on a separate
                                       18
form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.
       For EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA, so long as the Fund remains qualified under Subchapter M of the Code for Federal purposes and qualified as a diversified management investment company, then under current California law, the Fund is entitled to pass through to its shareholders the tax-exempt income it earns. To the extent that Fund dividends are derived from earnings on California Municipal Securities, such dividends will be exempt from California personal income taxes when received by the Fund's shareholders, provided the Fund has complied with the requirement that at least 50% of its assets be invested in California Municipal Securities. For California income tax purposes, long-term capital gains distributions are taxable as ordinary income.
       Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from Federal and, if applicable, state taxation (including California), and the amount, if any, subject to Federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. The exemption of interest income for Federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from Federal taxes earned by the Fund.
       A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.
GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund. Organization. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND -- CALIFORNIA are separate investment series of The Evergreen Municipal Trust, a Massachusetts business trust organized in 1988. EVERGREEN HIGH GRADE TAX FREE FUND is a separate investment series of Evergreen Investment Trust (formerly First Union Funds) a Massachusetts business trust organized in 1984. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
       A shareholder in each Class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable contingent deferred sales charge. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series or Class were established in a Fund, each share of the series or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single Class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Class A, B and Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution, shareholder service and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.
Custodian, Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent. State Street is compensated for its services as transfer agent by a fee based upon the number of shareholder accounts maintained for the Funds. The transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares.
                                       19

Principal Underwriter. EFD, an affiliate of Furman Selz LLC, located 230 Park Avenue, New York, New York 10017, is the principal underwriter of the Funds. Furman Selz LLC also acts as sub-administrator to EVERGREEN HIGH GRADE TAX FREE FUND and provides certain sub-administrative services to Evergreen Asset in connection with its role as investment adviser to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND -- CALIFORNIA, including providing personnel to serve as officers of the Funds.
Other Classes of Shares. Each Fund currently offers three classes of shares, Class A, Class B and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares. Performance Information. A Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on Securities and Exchange Commission ("SEC") formulas and are not intended to indicate future performance.
       Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       A Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus a stated Federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.
       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all a Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.
       Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar and other industry publications. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.
       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.
                                       20

The Principal Underwriter may also reprint, and use as advertising and sales literature, articles from EVERGREEN EVENTS, a quarterly magazine provided to Evergreen mutual fund shareholders.
Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which each Fund operates provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.
Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       21

  INVESTMENT ADVISER
  Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
      EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA
  Capital Mangement Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
      EVERGREEN HIGH GRADE TAX FREE FUND
  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
      EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND,
      EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND-CALIFORNIA
  KPMG Peat Marwick LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219
      EVERGREEN HIGH GRADE TAX FREE FUND
  DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10017
  45813                                                              536127rev02
*******************************************************************************

  PROSPECTUS                                                 October 31, 1996
  EVERGREEN(SM) MONEY MARKET FUNDS                      (Evergreen tree logo)
  EVERGREEN MONEY MARKET FUND
  EVERGREEN TAX EXEMPT MONEY MARKET FUND
  EVERGREEN TREASURY MONEY MARKET FUND
  CLASS A SHARES
  CLASS B SHARES
           The EVERGREEN MONEY MARKET FUNDS (the "Funds") are designed to provide investors with current income, stability of principal and liquidity. This Prospectus provides information regarding the Class A offered by the Funds and the Class B shares offered by the EVERGREEN MONEY MARKET FUND. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.
           A "Statement of Additional Information" for the Funds dated October 31, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 807-2940. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE INVESTMENT RISKS.
  AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                11
         Investment Practices and Restrictions             14
MANAGEMENT OF THE FUNDS
         Investment Advisers                               15
         Sub-Adviser                                       16
         Distribution Plans and Agreements                 17
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 18
         How to Redeem Shares                              20
         Exchange Privilege                                21
         Shareholder Services                              22
         Effect of Banking Laws                            22
OTHER INFORMATION
         Dividends, Distributions and Taxes                23
         General Information                               24

                             OVERVIEW OF THE FUNDS
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The investment adviser to EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND is Evergreen Asset Management Corp. which, with its predecessors, has served as an investment adviser to the Evergreen Funds since 1971. Evergreen Asset Management Corp. is a wholly-owned subsidiary of First Union National Bank of North Carolina, which in turn is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States. The Capital Management Group of First Union National Bank of North Carolina serves as investment adviser to EVERGREEN TREASURY MONEY MARKET FUND.
       EVERGREEN MONEY MARKET FUND seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest only in high quality money market instruments.
       EVERGREEN TAX EXEMPT MONEY MARKET FUND seeks as high a level of current income exempt from Federal income tax as is consistent with preserving capital and providing liquidity. The Fund invests substantially all of its assets in short-term municipal securities, the interest from which is exempt from Federal income tax.
       EVERGREEN TREASURY MONEY MARKET FUND seeks to maintain stability of principal and current income consistent with stability of principal.
       Each Fund seeks to maintain a stable net asset value of $1.00 per share although no assurances can be given that such a stable net asset value will be maintained.
    THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE
                                   ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in Class A shares of each Fund, and in the case of EVERGREEN MONEY MARKET FUND, Class B Shares. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares".

                                                                              Class B Shares
SHAREHOLDER TRANSACTION EXPENSES              Class A Shares        (Evergreen Money Market Fund only)
Maximum Sales Charge Imposed on Purchases          None                            None
Sales Charge on Dividend Reinvestments             None                            None
Contingent Deferred Sales Charge (as a % of        None        5% during the first year, 4% during the
original purchase price or redemption                          second year, 3% during the third and fourth
proceeds, whichever is lower)                                  years, 2% during the fifth year, 1% during
                                                               the sixth year and 0% after the sixth year
Redemption Fee                                     None                            None
Exchange Fee                                       None                            None

       The following tables show for each Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to each Class of Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming
(i) a 5% annual return, and (ii) redemption at the end of each period and, additionally for Class B shares, no redemption at the end of each period.
       In the following examples (i) the expenses for Class B Shares assume deduction at the time of redemption (if applicable) of the maximum contingent deferred sales charge applicable for that time period and (ii) the expenses for Class B Shares reflect the conversion to Class A Shares eight years after purchase (years eight through ten, therefore, reflect Class A expenses). EVERGREEN MONEY MARKET FUND

                                                                                                           EXAMPLES
                                                                                                    Assuming          Assuming
                                      ANNUAL OPERATING                                             Redemption            no
                                         EXPENSES*                                              at End of Period     Redemption
                                     Class A    Class B                                        Class A    Class B     Class B
Management Fees                        .48%       .48%
                                                          After 1 Year                          $   9      $  66        $ 16
12b-1 Fees **                          .30%      1.00%
                                                          After 3 Years                         $  28      $  80        $ 50
Other Expenses                         .11%       .11%
                                                          After 5 Years                         $  49      $ 107        $ 87
                                                          After 10 Years                        $ 110      $ 161        $161
Total                                  .89%      1.59%

EVERGREEN TAX EXEMPT MONEY MARKET FUND

                                                                                                       EXAMPLES
                                       ANNUAL OPERATING                                          Assuming Redemption
                                          EXPENSES*                                                at End of Period
                                           Class A                                                     Class A
Management Fees                              .49%
                                                            After 1 Year                                 $  9
12b-1 Fees **                                .30%
                                                            After 3 Years                                $ 29
Other Expenses                               .11%
                                                            After 5 Years                                $ 50
                                                            After 10 Years                               $111
Total                                        .90%

EVERGREEN TREASURY MONEY MARKET FUND

                                                                                                       EXAMPLES
                                       ANNUAL OPERATING                                          Assuming Redemption
                                          EXPENSES*                                                at End of Period
                                           Class A                                                     Class A
Management Fees                              .35%
                                                            After 1 Year                                 $  8
12b-1 Fees**                                 .30%
                                                            After 3 Years                                $ 25
Other Expenses                               .12%
                                                            After 5 Years                                $ 43
                                                            After 10 Years                               $ 95
Total                                        .77%

       Evergreen Asset has agreed to reimburse Evergreen Money Market Fund and Evergreen Tax Exempt Money Market Fund to the extent that the Fund's aggregate annual operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder services fees and extraordinary expenses) exceed 1% of the average net assets for any fiscal year.
*The annual operating expenses and examples do not reflect the voluntary fee waivers of .14 of 1% of average net assets for Evergreen Money Market Fund and
 .11 of 1% of average net assets for Evergreen Tax Exempt Money Market Fund and .08 of 1% of average net assets for Evergreen Treasury Money Market Fund for the fiscal year ended August 31, 1996.
**Class A Shares can pay up to .75 of 1% of average net assets as a 12b-1 Fee. For the foreseeable future, the Class A Share's 12b-1 Fees will be limited to
 .30 of 1% of average net assets. For Class B Shares of Evergreen Money Market Fund, a portion of the 12b-1 Fees equivalent to .25 of 1% of average net assets will be shareholder servicing related. Distribution related 12b-1 fees will be limited to .75 of 1% of average net assets as permitted under the rules of the National Association of Securities Dealers, Inc.
From time to time, each Fund's investment adviser may, at its discretion, waive its fee or reimburse a Fund for certain of its expenses in order to reduce a Fund's expense ratio. The investment adviser may cease these voluntary waivers or reimbursements at any time.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the most recent fiscal period. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds". As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of
Securities Dealers, Inc.
                                       4

                              FINANCIAL HIGHLIGHTS
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the fund if shorter for EVERGREEN TREASURY MONEY MARKET FUND has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors; for EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND has been audited by Price Waterhouse LLP, each Fund's independent auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.
EVERGREEN MONEY MARKET FUND -- Y SHARES

                                                                               TEN MONTHS
                                                             YEAR ENDED          ENDED
                                                             AUGUST 31,        AUGUST 31,       YEAR ENDED OCTOBER 31,
                                                          1996        1995       1994 #    1993   1992   1991   1990   1989
PER SHARE DATA
Net asset value, beginning of period..................      $1.00       $1.00    $ 1.00    $1.00  $1.00  $1.00  $1.00  $1.00
Income from investment operations:
Net investment income.................................        .05         .05       .03      .03    .04    .07    .08    .09
Less distributions to shareholders from net investment
  income..............................................       (.05)       (.05)     (.03)    (.03)  (.04)  (.07)  (.08)  (.09)
Net asset value, end of period........................      $1.00       $1.00    $ 1.00    $1.00  $1.00  $1.00  $1.00  $1.00
TOTAL RETURN+.........................................       5.3%        5.4%      2.9%     3.2%   4.2%   6.7%   8.4%   9.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (in millions)...............       $671    $    283      $273     $299   $358   $438   $458   $408
Ratios to average net assets:
  Expenses **.........................................       .45%        .53%      .32%++   .39%   .36%   .30%   .35%   .38%
  Net investment income **............................      5.16%       5.26%     3.46%++  3.19%  4.18%  6.53%  8.08%  9.42%
                                                        NOVEMBER 2,
                                                           1987*
                                                          THROUGH
                                                        OCTOBER 31,
                                                           1988
PER SHARE DATA
Net asset value, beginning of period..................     $1.00
Income from investment operations:
Net investment income.................................       .07
Less distributions to shareholders from net investment
  income..............................................      (.07)
Net asset value, end of period........................     $1.00
TOTAL RETURN+.........................................      7.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (in millions)...............      $161
Ratios to average net assets:
  Expenses **.........................................      .43%++
  Net investment income **............................     7.26%++

# On September 21, 1994, the Fund changed its fiscal year end from October 31 to August 31.
*  Commencement of operations.
+ Total return is calculated for the periods indicated and is not annualized. ++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                               TEN MONTHS
                                                             YEAR ENDED          ENDED
                                                             AUGUST 31,        AUGUST 31,       YEAR ENDED OCTOBER 31,
                                                          1996        1995       1994 #    1993   1992   1991   1990   1989
Expenses..............................................       .59%        .73%      .71%     .71%   .72%   .70%   .69%   .75%
Net investment income.................................      5.02%       5.06%     3.07%    2.87%  3.82%  6.13%  7.74%  9.05%
                                                        NOVEMBER 2,
                                                           1987*
                                                          THROUGH
                                                        OCTOBER 31,
                                                           1988
Expenses..............................................      .93%
Net investment income.................................     6.76%

EVERGREEN MONEY MARKET FUND -- CLASS A AND B SHARES

                                                                       CLASS A SHARES                   CLASS B SHARES
                                                                                JANUARY 4,                       JANUARY 26,
                                                                YEAR ENDED         1995*         YEAR ENDED         1995*
                                                                AUGUST 31,        THROUGH        AUGUST 31,        THROUGH
                                                                   1996       AUGUST 31, 1995       1996       AUGUST 31, 1995
PER SHARE DATA:
Net asset value, beginning of period.........................       $1.00            $1.00           $1.00           $1.00
Income from investment operations:
  Net investment income......................................         .05              .03             .04             .03
Less distributions to shareholders from net investment
  income.....................................................        (.05 )           (.03)           (.04)           (.03)
Net asset value, end of period...............................       $1.00            $1.00           $1.00           $1.00
TOTAL RETURN+................................................         5.0%             3.5%            4.3%            2.8%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)....................   $1,755,267        $685,155         $10,218          $7,927
Ratios to average net assets:
  Expenses **................................................        .75%             .81%++         1.45%           1.51%++
  Net investment income **...................................       4.86%            5.26%++         4.18%           4.54%++

*  Commencement of class operations.
+ Total return is calculated on net asset value. Contingent deferred sales charge is not reflected. Total return is calculated for the periods indicated and is not annualized.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                       CLASS A SHARES                   CLASS B SHARES
                                                                                JANUARY 4,                       JANUARY 26,
                                                                YEAR ENDED         1995*         YEAR ENDED         1995*
                                                                AUGUST 31,        THROUGH        AUGUST 31,        THROUGH
                                                                   1996       AUGUST 31, 1995       1996       AUGUST 31, 1995
Expenses.....................................................     .89%           1.02%             1.59%          2.39%
Net investment income........................................     4.72%          5.05%             4.04%          3.66%

EVERGREEN TAX EXEMPT MONEY MARKET FUND -- CLASS Y SHARES

                                                                       YEAR ENDED AUGUST 31,
                                                         1996        1995      1994      1993      1992      1991      1990
PER SHARE DATA:
Net asset value, beginning of
  period..............................                    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
Income from investment operations:
  Net investment income...............                      .03       .04       .02       .03       .04       .05       .06
Less distributions to shareholders
  from net investment income..........                     (.03)     (.04)     (.02)     (.03)     (.04)     (.05)     (.06)
Net asset value, end of period........                    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
TOTAL RETURN+.........................                     3.5%      3.6%      2.5%      2.6%      3.7%      5.5%      6.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)...........................                     $617      $421      $402      $401      $417      $510      $311
Ratios to average net assets:
  Expenses **.........................                     .49%      .50%      .34%      .34%      .32%      .28%      .31%
  Net investment income **............                    3.44%     3.53%     2.47%     2.58%     3.72%     5.23%     5.94%
                                          NOVEMBER 2,
                                         1988* THROUGH
                                        AUGUST 31, 1989
PER SHARE DATA:
Net asset value, beginning of
  period..............................        $1.00
Income from investment operations:
  Net investment income...............          .05
Less distributions to shareholders
  from net investment income..........         (.05)
Net asset value, end of period........        $1.00
TOTAL RETURN+.........................         5.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)...........................         $109
Ratios to average net assets:
  Expenses **.........................         .24%
  Net investment income **............        6.77%++

*  Commencement of operations.
+ Total return is calculated for the periods indicated and is not annualized. ++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                                                NOVEMBER 2,
                                                                  YEAR ENDED AUGUST 31,                        1988* THROUGH
                                               1996     1995     1994     1993     1992     1991     1990     AUGUST 31, 1989
Expenses....................................    .60%     .63%     .64%     .63%     .63%     .66%     .71%          .79%
Net investment income.......................   3.33%    3.40%    2.17%    2.29%    3.41%    4.85%    5.54%         6.22%

EVERGREEN TAX EXEMPT MONEY MARKET FUND -- CLASS A SHARES

                                                                                                               JANUARY 5, 1995*
                                                                                              YEAR ENDED           THROUGH
                                                                                            AUGUST 31, 1996    AUGUST 31, 1995
PER SHARE DATA:
Net asset value, beginning of period.....................................................      $    1.00           $   1.00
Income from investment operations:
  Net investment income..................................................................            .03                .02
Distributions to shareholders from net investment income.................................           (.03)              (.02)
Net asset value, end of period...........................................................      $    1.00               1.00
TOTAL RETURN+............................................................................           3.2%               2.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)................................................       $660,516           $554,924
Ratios to average net assets:
  Expenses **............................................................................           .79%               .78%++
  Net investment income **...............................................................          3.14%              3.28%++

*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the period indicated and is not annualized.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                                            JANUARY 5, 1995*
                                                                                           YEAR ENDED           THROUGH
                                                                                         AUGUST 31, 1996    AUGUST 31, 1995
Expenses..............................................................................         .90%                .90%
Net investment income.................................................................        3.03%               3.16%

EVERGREEN TREASURY MONEY MARKET FUND -- CLASS A SHARES

                                                                         EIGHT                                       MARCH 6,
                                                                         MONTHS                                       1991*
                                                         YEAR ENDED      ENDED               YEAR ENDED              THROUGH
                                                         AUGUST 31,    AUGUST 31,           DECEMBER 31,           DECEMBER 31,
                                                            1996         1995#        1994      1993      1992         1991
PER SHARE DATA:
Net asset value, beginning of period..................      $1.00         $1.00       $1.00     $1.00     $1.00        $1.00
Income from investment operations:
Net investment income.................................        .05           .03         .04       .03       .03          .04
Less distributions to shareholders from net
 investment income....................................       (.05)         (.03)       (.04)     (.03)     (.03)        (.04)
Net asset value, end of period........................      $1.00         $1.00       $1.00     $1.00     $1.00        $1.00
TOTAL RETURN+.........................................       5.0%          3.6%        3.8%      2.7%      3.4%         4.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...............     $2,608        $1,178        $755      $261      $209         $100
Ratios to average net assets:
  Expenses **.........................................       .69%          .63%++      .50%      .48%      .48%         .47%++
  Net investment income **............................      4.76%         5.30%++     3.91%     2.70%     3.22%        4.95%++

#  The Fund changed its fiscal year end from December 31 to August 31.
*  Commencement of operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                               EIGHT                                MARCH 6,
                                                                               MONTHS                                1991*
                                                                YEAR ENDED     ENDED           YEAR ENDED           THROUGH
                                                                AUGUST 31,   AUGUST 31,        DECEMBER 31        DECEMBER 31,
                                                                   1996        1995#      1994    1993    1992        1991
Expenses......................................................      .77%         .79%      .78%    .82%    .82%       1.08%
Net investment income.........................................     4.68%        5.14%     3.63%   2.36%   2.88%       4.34%

EVERGREEN TREASURY MONEY MARKET FUND -- CLASS Y SHARES

                                                                                  EIGHT                               MARCH 6,
                                                                                  MONTHS                               1991*
                                                                   YEAR ENDED     ENDED           YEAR ENDED          THROUGH
                                                                   AUGUST 31,   AUGUST 31,       DECEMBER 31,       DECEMBER 31,
                                                                      1996        1995#      1994    1993    1992       1991
PER SHARE DATA:
Net asset value, beginning of period.............................     $1.00        $1.00     $1.00   $1.00   $1.00      $1.00
Income from investment operations:
Net investment income............................................       .05          .04       .04     .03     .04        .05
Less distributions to shareholders from net
 investment income...............................................      (.05)        (.04)     (.04)   (.03)   (.04)      (.05)
Net asset value, end of period...................................     $1.00        $1.00     $1.00   $1.00   $1.00      $1.00
TOTAL RETURN+....................................................      5.3%         3.8%      4.1%    3.0%    3.7%       4.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (In millions)..........................      $760         $277      $163    $366    $286       $265
Ratios to average net assets:
  Expenses **....................................................      .39%         .33%++    .20%    .18%    .17%       .20%++
  Net investment income **.......................................     5.12%        5.60%++   3.78%   3.00%   3.61%      5.53%++

#  The Fund changed its fiscal year end from December 31 to August 31.
*  Commencement of operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                             EIGHT                                MARCH 6,
                                                                             MONTHS                                1991*
                                                              YEAR ENDED     ENDED           YEAR ENDED           THROUGH
                                                              AUGUST 31,   AUGUST 31,       DECEMBER 31,        DECEMBER 31,
                                                                 1996        1995 #     1994    1993    1992        1991
Expenses....................................................      .47%         .49%      .48%    .52%    .52%        .52%
Net investment income.......................................     5.04%        5.44%     3.50%   2.66%   3.26%       5.21%

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
       In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions".
EVERGREEN MONEY MARKET FUND
       The investment objective of EVERGREEN MONEY MARKET FUND is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. This objective is a fundamental policy and may not be changed without shareholder approval. The Fund invests in high quality money market instruments, which are determined to be of eligible quality under Securities and Exchange Commission ("SEC") rules and to present minimal credit risk. Under SEC rules, eligible securities include First Tier Securities (i.e., securities rated in the highest short-term rating category) and Second Tier Securities (i.e., securities which are otherwise eligible but not in the First
Tier). The rules prohibit the Fund from holding more than 5% of its value in Second Tier Securities. The Fund's permitted investments include:
       1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Government, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the United States include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the issuer to borrow from the Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal National Mortgage Association and Tennessee Valley Authority. Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality include the Interamerican Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.
       2. Commercial paper, including variable amount master demand notes, that is rated in one of the two highest short-term rating categories by any two of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or any other nationally recognized statistical rating organization ("SRO") (or by a single rating agency if only one of these agencies has assigned a rating). The Fund will not invest more than 10% of its total assets, at the time of the investment in question, in variable amount master demand notes. For a description of these ratings see the Statement of Additional Information.
       3. Corporate debt securities and bank obligations that are rated in one of the two highest short-term rating categories by any two of S&P, Moody's and any other SRO (or by a single rating agency if only one of these agencies has assigned a rating).
       4. Unrated corporate debt securities, commercial paper and bank obligations that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., instruments having a maturity of 366 days or less) that (A) is comparable in priority and security to the unrated securities and (B) meets the rating requirements of paragraphs 2 or 3 above.
       5. Unrated corporate debt securities, commercial paper and bank obligations issued by domestic and foreign companies which have an outstanding long-term debt issue rated in the top two rating categories by a SRO and determined by the investment adviser to be of comparable quality.
       6. Unrated corporate debt securities, commercial paper and bank obligations otherwise determined by the investment adviser to be of comparable quality.
       7. Repurchase agreements with respect to the securities described in paragraphs 1 through 6 above.
                                       11

       The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments involve risks that are different from investments in domestic securities. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities in the Fund's portfolio. Additionally, there may be less publicly available information about foreign issuers.
       The Fund may invest in commercial paper and other short-term corporate obligations which meet the rating criteria specified in paragraphs 3 and 4 above which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act. The Fund has been informed that the staff of the SEC does not consider such securities to be readily marketable. The Fund will not invest more than 10% of its net assets in securities which are not readily marketable (including private placement securities) and in repurchase agreements maturing in more than seven days. EVERGREEN TAX EXEMPT MONEY MARKET FUND
       The investment objective of EVERGREEN TAX EXEMPT MONEY MARKET FUND is to achieve as high a level of current income exempt from Federal income tax, as is consistent with preserving capital and providing liquidity. This objective is a fundamental policy and may not be changed without shareholder approval. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short-term (i.e., with remaining maturities not exceeding 397 days) debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from Federal income tax. Such securities are generally known as Municipal Securities. (See "Municipal Securities" below.)
       The Fund will invest in Municipal Securities only if they are determined to be of eligible quality under SEC rules and to present minimum credit risk. Municipal Securities in which the Fund may invest include: (i) municipal securities that are rated in one of the top two short-term rating categories by any two of S&P, Moody's or any other nationally recognized SRO (or by a single rating agency if only one of these agencies has assigned a rating); (ii) municipal securities that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., having a maturity of 366 days or less) that (A) is comparable in priority and security to such instruments and (B) meets the rating requirements above; and (iii) bonds with a remaining maturity of 397 days or less that are rated no lower than one of the top two long-term rating categories by any SRO and determined by the investment adviser to be of comparable quality. For a description of such ratings see the Statement of Additional Information. The Fund may also purchase Municipal Securities which are unrated at the time of purchase up to a maximum of 20% of its total assets, if such securities are determined by the Fund's investment adviser to be of comparable quality. Certain Municipal Securities (primarily variable rate demand notes) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks or other financial institutions and, in such instances, the investment adviser will take into account the obligation of the bank in assessing the quality of such security. Such commitments issued by banks are not insured by the Federal Deposit Insurance Corporation or any other agency. The ability of the Fund to meet its investment objective is necessarily subject to the ability of municipal issuers to meet their payment obligations.
       Interest income on certain types of bonds issued after August 7, 1986 to finance nongovernmental activities is an item of "tax-preference" subject to the Federal alternative minimum tax for individuals and corporations. To the extent the Fund invests in these "private activity" bonds (some of which were formerly referred to as "industrial development" bonds), individual and corporate shareholders, depending on their status, may be subject to the alternative minimum tax on the part of the Fund's distributions derived from the bonds. As a matter of fundamental policy, which may not be changed without shareholder approval, the Fund will invest at least 80% of its net assets in Municipal Securities, the interest from which is not subject to the Federal alternative minimum tax.
Municipal Securities. As noted above, the Fund will invest substantially all of its assets in Municipal Securities. These include municipal bonds, short-term municipal notes and tax exempt commercial paper. "Municipal bonds" are debt obligations issued to obtain funds for various public purposes that are exempt from Federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a
                                       12
particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed. The term "municipal bonds" also includes "moral obligation" issues which are normally issued by special purpose authorities. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities being financed. Participation interests are interests in municipal bonds, including IDBs and PABs, and floating and variable rate obligations that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature is backed by an irrevocable letter of credit or guarantee of the bank. A put bond is a municipal bond which gives the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date, which is typically well in advance of the bond's maturity date. "Short-term municipal notes" and "tax exempt commercial paper" include tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.
Floating Rate and Variable Rate Obligations. Municipal Securities also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, those rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less. Certain of these obligations may carry a demand feature that gives the Fund the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. As a matter of fundamental policy, which may not be changed without shareholder approval, the Fund will limit the value of its investments in any floating or variable rate securities which are not readily marketable and in all other not readily marketable securities to 10% or less of its net assets.
Stand-by Commitments. The Fund may also acquire "stand-by commitments" with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified Municipal Securities at a specified price. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Fund's investment adviser, present minimal credit risks.
Taxable Investments. The Fund may temporarily invest up to 20% of the Fund's net assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, the Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods when the Fund's assets available for investment exceed the available Municipal Securities that meet the Fund's quality and other investment criteria. Taxable securities in which the Fund may invest on a short-term basis include obligations of the United States Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by an SRO; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more.
EVERGREEN TREASURY MONEY MARKET FUND
       The investment objective of EVERGREEN TREASURY MONEY MARKET FUND, which is a matter of fundamental policy that may not be changed without shareholder approval, is to maintain stability of principal while earning current income.The Fund will only attempt to seek income to the extent consistent with stability of principal and, therefore, investments will be made in short-term United States Treasury obligations with an average dollar-weighted maturity of 90 days or less and obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that the Fund shall, under normal market conditions, invest
                                       13
at least 65% of its total assets in obligations issued directly by the U.S. Treasury. The Fund also may enter into repurchase agreements collateralized by the types of securities in which it may invest and lend its portfolio securities to qualified institutional investors. As a matter of investment strategy, the Fund's investment adviser intends to maintain a dollar-weighted average maturity for the Fund of 60 days or less.
       EVERGREEN TREASURY MONEY MARKET FUND is suitable for conservative investors seeking high current yields plus relative safety. The Fund provides a reasonable means of maximizing opportunities and minimizing risks resulting from changing interest rates.
       The short-term United States Treasury obligations in which the Fund invests are issued by the U.S. Government and are fully guaranteed as to principal and interest by the United States. Such securities will have a maturity date that is 397 days or less from the date of acquisition unless they are purchased under an agreement that provides for repurchase of the securities from the Fund within 397 days from the date of acquisition. The Fund may also retain Fund assets in cash.
INVESTMENT PRACTICES AND RESTRICTIONS
General. The Funds invest only in securities that have remaining maturities of 397 days (thirteen months) or less at the date of purchase. For this purpose, floating rate or variable rate obligations (described under EVERGREEN TAX EXEMPT MONEY MARKET FUND, above), which are payable on demand, but which may otherwise have a stated maturity in excess of this period, will be deemed to have remaining maturities of less than 397 days pursuant to conditions established by the SEC. The Funds maintain a dollar-weighted average portfolio maturity of ninety days or less. The Funds follow these policies to maintain a stable net asset value of $1.00 per share, although there is no assurance they can do so on a continuing basis. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. If a portfolio security is no longer of eligible quality, a Fund shall dispose of such security in an orderly fashion as soon as reasonably practicable, unless the Trustees determine, in light of market conditions or other factors, that disposal of the instrument would not be in the best interests of the Fund and its shareholders.
       The ability of each Fund to meet its investment objective is necessarily subject to the ability of the issuers of securities in which the Funds invest to meet their payment obligations. In addition, the portfolio of each Fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Fund. Investors should recognize that, in periods of declining interest rates, the yield of a Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.
Repurchase Agreements. The Funds may enter into repurchase agreements. A repurchase agreement is an arrangement pursuant to which a buyer purchases a security and simultaneously agrees to resell it to the vendor at a price that results in an agreed-upon market rate of return which is effective for the period of time (which is normally one to seven days, but may be longer) the buyer's money is invested in the security. The arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. Repurchase agreements may be entered into with member banks of the Federal Reserve System, including the Fund's custodian or "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States Government securities. Each Fund will require continued maintenance of collateral with its Custodian in an amount equal to, or in excess of, the repurchase price (including accrued interest). In the event a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral. Each Fund's investment adviser will review and continually monitor the creditworthiness of each institution with which the Fund enters into a repurchase agreement to evaluate these risks. A Fund may not enter into repurchase agreements if, as a result, more than 10% of a Fund's total assets would be invested in repurchase agreements maturing in more than seven days and in other securities that are not readily marketable.
Securities Lending. In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations and enter into reverse repurchase agreements. Each Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities by the Funds, if and when made, may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or
                                       14

United States Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans. When-Issued Securities. EVERGREEN TAX EXEMPT MONEY MARKET FUND and EVERGREEN TREASURY MONEY MARKET FUND may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. EVERGREEN TAX EXEMPT MONEY MARKET FUND does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and EVERGREEN TREASURY MONEY MARKET FUND does not expect that such commitments will exceed 20% of its total assets. The Funds do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objective.
Illiquid Securities. The Funds may invest up to 10% of their net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements with maturities longer than seven days. In the case of EVERGREEN TAX EXEMPT MONEY MARKET FUND and EVERGREEN MONEY MARKET FUND, securities eligible for resale pursuant to Rule 144A under the Act, which have been determined to be liquid, will not be considered by each Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 10% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund's investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 10% of its net assets invested in illiquid or not readily marketable securities.
Other Investment Policies. The Funds may borrow money for temporary or emergency purposes in amounts not in excess of 10% of the value of a Fund's total assets in the case of EVERGREEN TAX EXEMPT MONEY MARKET FUND and EVERGREEN MONEY MARKET FUND and one-third of the value of EVERGREEN TREASURY MONEY MARKET FUND'S total assets, including the amount borrowed. As another means of borrowing each Fund may agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed upon date and price (a "reverse repurchase agreement") at the time of such borrowing in amounts up to 5% of the value of their total assets. A Fund will not purchase any securities whenever any borrowings (including reverse repurchase agreements) are outstanding. If a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash, United States Government securities or liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.
Other Investment Restrictions. Each Fund has adopted additional investment restrictions that are set forth in the Statement of Additional Information.
                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISERS
       The management of each Fund is supervised by the Trustees of the Trust under which each Fund has been established ("Trustees"). Evergreen Asset Management Corp. ("Evergreen Asset") has been retained to serve as investment adviser to EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND. Evergreen Asset succeeded on June 30, 1994 to the advisory business of a corporation with the same name, but under different ownership, which was organized in 1971. Evergreen Asset, with its predecessors, has served as investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset is a wholly-owned
                                       15
subsidiary of First Union National Bank of North Carolina ("FUNB"). The address of Evergreen Asset is 2500 Westchester Avenue, Purchase, New York 10577. FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. Stephen A. Lieber and Nola Maddox Falcone serve as the chief investment officers of Evergreen Asset and, along with Theodore J. Israel, Jr., were the owners of Evergreen Asset's predecessor and the former general partners of Lieber & Company, which, as described below, provides certain subadvisory services to Evergreen Asset in connection with its duties as investment adviser to the aforementioned Funds. The Capital Management Group of FUNB ("CMG") serves as investment adviser to EVERGREEN TREASURY MONEY MARKET FUND.
       First Union is headquartered in Charlotte, North Carolina, and had $139.9 billion in consolidated assets as of June 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG manages or otherwise oversees the investment of over $42.1 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment Trust , the two series of The Evergreen Lexicon Fund (formerly The FFB Lexicon Fund, and the two series of Evergreen Tax-Free Trust (formerly FFB Funds Trust). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services.
       Evergreen Asset manages investments, provides various administrative services and supervises the daily business affairs of EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND, subject to the authority of the Trustees. Evergreen Asset is entitled to receive from each Fund an annual fee equal to .50 of 1% of average daily net assets of each Fund on the first $1 billion in assets and .45 of 1% of average daily net assets in excess of $1 billion. However, Evergreen Asset has in the past, and may in the future, voluntarily waived all or a portion of its fee for the purpose of reducing each Fund's expense ratio. For the fiscal year ended August 31, 1996 Evergreen Asset waived a portion of the advisory fee payable by the EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND as set forth in the section entitled "Financial Highlights". The total expenses as a percentage of average daily net assets on an annualized basis for EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND for the fiscal year ended August 31, 1996 are also set forth in the section entitled "Financial Highlights".
       CMG manages investments and supervises the daily business affairs of EVERGREEN TREASURY MONEY MARKET FUND and, as compensation therefor, is entitled to receive an annual fee equal to .35 of 1% of average daily net assets of the Fund. For the fiscal year ended August 31, 1996 CMG waived a portion of the advisory fee payable by the EVERGREEN TREASURY MONEY MARKET FUND as set forth in the section entitled "Financial Highlights". The total annualized operating expenses of EVERGREEN TREASURY MONEY MARKET FUND for its fiscal year ended August 31, 1996 are also set forth in the section entitled "Financial Highlights".
       Evergreen Asset serves as administrator to EVERGREEN TREASURY MONEY MARKET FUND and is entitled to receive a fee based on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz LLC, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator to EVERGREEN TREASURY MONEY MARKET FUND and is entitled to receive a fee from the Fund calculated on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $15.2 billion as of June 30, 1996.
SUB-ADVISER
       Evergreen Asset has entered into sub-advisory agreements with Lieber & Company which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolios of EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND. Lieber & Company will be
                                       16
reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.
DISTRIBUTION PLANS AND AGREEMENTS
       Rule 12b-1 under the Investment Company Act of 1940 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. Each Fund has adopted for its Class A shares and EVERGREEN MONEY MARKET FUND for its Class B shares, a "Rule 12b-1 plan" (each, a "Plan"or collectively the "Plans"). Pursuant to each Plan, a Fund may incur distribution-related and shareholder servicing-related expenses which may not exceed an annual rate of .75 of 1% of the Fund's aggregate average daily net assets attributable to Class A shares and 1.00% of the Fund's aggregate average daily net assets attributable to the Class B shares. Payments with respect to Class A shares under the Plan are currently voluntarily limited to
 .30 of 1% of each Fund's aggregate average daily net assets attributable to Class A shares. The Plans provide that a portion of the fee payable thereunder may constitute a service fee to be used for providing ongoing personal services and/or the maintenance of shareholder accounts. Service fee payments to financial intermediaries for such purposes will not exceed .25 of 1% of the aggregate average daily net assets attributable to each Class of shares of each Fund.
       Each Fund has also entered into a distribution agreement (each a "Distribution Agreement" or collectively the "Distribution Agreements") with Evergreen Funds Distributor, Inc. ("EFD"). Pursuant to the Distribution Agreements, each Fund will compensate EFD for its services as distributor at a rate which may not exceed an annual rate of .30 of 1% of a Fund's aggregate average daily net assets attributable to Class A shares, and .75 of 1% of aggregate average daily net assets attributable to the Class B shares of the EVERGREEN MONEY MARKET FUND. The Distribution Agreements provide that EFD will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of the Funds, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EFD may assign its rights to receive compensation under the Plans to secure such financings), (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. The financing of payments made by EFD to compensate broker-dealers or other persons for distributing shares of the Funds may be provided by First Union or its affiliates. The EVERGREEN MONEY MARKET FUND may also make payments under its Class B Plan, in amounts up to .25 of 1% of the Fund's aggregate average daily net assets on an annual basis attributable to Class B shares, to compensate organizations, which may include EFD and Evergreen Asset or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts or for engaging others to render such services.
       The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Since EFD's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EFD, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EFD. Distribution expenses incurred by EFD in one fiscal year that exceed the level of compensation paid to EFD for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.
       The Plans are in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75 of 1% and .25 of 1%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.
                                       17

                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       You can purchase shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EFD. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Share certificates are not issued. In states where EFD is not registered as a broker-dealer shares of a Fund will only be sold through Furman Selz LLC, other broker-dealers or other financial institutions that are registered. See the Share Purchase Application and Statement of Additional Information for more information. Only Class A shares of EVERGREEN MONEY MARKET FUND, EVERGREEN TREASURY MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND, and Class B shares of EVERGREEN MONEY MARKET FUND are offered through this Prospectus. (See "General Information" -- "Other Classes of Shares".)
Class A Shares. Class A shares of the Evergreen Money Market Funds can be purchased at net asset value without an initial sales charge. Certain broker-dealers or other financial institutions may impose a fee in connection with purchases at net asset value.
Class B Shares-Deferred Sales Charge Alternative. You can purchase Class B shares of the EVERGREEN MONEY MARKET FUND at net asset value without an initial sales charge. However, you may pay a contingent deferred sales charge ("CDSC") if you redeem shares within seven years after purchase. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the purchase of Class B shares as set forth below.

    Year Since
     Purchase         Contingent Deferred Sales Charge
      FIRST                           5%
      SECOND                          4%
 THIRD and FOURTH                     3%
      FIFTH                           2%
      SIXTH                           1%

The CDSC is deducted from the amount of the redemption and is paid to EFD. The CDSC will be waived on redemptions of shares following the death or disability of a shareholder, to meet distribution requirements for certain qualified retirement plans or in the case of certain redemptions made under a Fund's Systematic Cash Withdrawal Plan, and may be waived in other situations. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years (after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. See the Statement of Additional Information for further details.
       With respect to Class B shares, no CDSC will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per share, (2) shares acquired through reinvestment of dividends and capital gains, (3) shares held for more than seven years after the end of the calendar month of acquisition, (4) accounts following the death or disability of a shareholder, or (5) minimum required distributions to a shareholder over the age of 70 1/2 from an IRA or other retirement plan.
How the Funds Value Their Shares. The net asset value of each Fund's shares for purposes of both purchases and redemptions is determined twice daily, at 12 noon (Eastern time) and promptly after the regular close of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) each business day, i.e., any weekday exclusive of days on which the Exchange or State Street Bank and Trust Company ("State Street") is closed. The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by taking the sum of the values of a Fund's investments and any cash and other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to each Fund's investment adviser, are accrued daily. The securities in a Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market
                                       18
value of the security. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in a Fund's portfolio may vary from the value determined using the amortized cost method. Securities which are not rated are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Other assets and securities for which no quotations are readily available are valued at the fair value as determined in good faith by the Trustees.
       Each Fund attempts to maintain its net asset value at $1.00 per share. Under most conditions, management believes this will be possible, although there can be no assurance that this will be achieved. Calculations are periodically made to compare the value of a Fund's portfolio valued at amortized cost with market values. If a deviation of 1/2 of 1% or more were to occur between the net asset value calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were other deviations which the Trustees of each Trust under which each Fund operates believe would result in a material dilution to shareholders or purchasers, the Trustees would promptly consider what action, if any, should be initiated.
Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from his or her account to reimburse a Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.
       Shares of the Funds are sold at the net asset value per share next determined after a shareholder's investment has been converted to Federal funds. Investments by federal funds wire will be effective upon receipt. Qualified institutions may telephone orders for the purchase of Fund shares. Shares purchased by institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received the same day by 4:00 p.m. (Eastern time). Institutions should telephone the Fund at the telephone number on the front page of this Prospectus for additional information on same day purchases by telephone. Investment checks received at State Street will be invested on the date of receipt. Shareholders will begin earning dividends the following business day.
       The Share Purchase Application may not be used to invest in any of the prototype retirement plans for which the EVERGREEN MONEY MARKET FUND is an available investment. For information about the requirements to make such investments, including copies of the necessary application forms, please call the telephone number set forth on the cover page of this Prospectus. A Fund cannot accept investments specifying a certain price or date and reserves the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen mutual funds. Although not currently anticipated, each Fund reserves the right to suspend the offer of shares for a period of time.
General. The decision as to which Class of shares of EVERGREEN MONEY MARKET FUND is more beneficial to you depends primarily on whether or not you wish to exchange all or part of any Class B shares you purchase for Class B shares of another Evergreen mutual fund at some future date. If you are not contemplating such an exchange, it would probably be in your best interest to purchase Class A shares. Consult your financial intermediary for further information. The compensation received by dealers and agents may differ depending on whether they sell Class A or Class B shares. There is no size limit on purchases of Class A shares.
       In addition to any discount or commission paid to dealers, EFD will from time to time pay to dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen mutual funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EFD may also limit the availability of such incentives to certain specified dealers. EFD from time to time sponsors promotions involving First Union Brokerage Servies, Inc. ("FUBS"), an affiliate of each Fund's investment adviser, and other selected dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all dealers. Certain broker-dealers may also receive payments from
                                       19

EFD or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.
HOW TO REDEEM SHARES
       You may "redeem", i.e. sell, your shares in a Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value (less any applicable CDSC for Class B shares) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or cancelled.
Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC for Class B shares). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).
Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street which is the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.
       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. to 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5.00 wire charge from all redemption proceeds wired. This charge is subject to change without notice. Redemption proceeds will be wired on the same day if the request is made prior to 12 noon (Eastern time). Such shares, however, will not earn dividends for that day. Redemption requests received after 12 noon will earn dividends for that day, and the proceeds will be wired on the following business day. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of telephone instructions. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds will not be liable for following telephone instructions reasonably believed to be genuine. The Funds reserve the right to refuse a telephone redemption if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. Procedures for redeeming Fund shares by telephone may be modified or terminated without notice at any time.
                                       20

Redemptions by Check. Upon request, each Fund will provide holders of Class A shares, without charge, with checks drawn on the Fund that will clear through State Street. Class B shares cannot be redeemed by check. Shareholders will be subject to State Street's rules and regulations governing such checking accounts. Checks will be sent usually within ten business days following the date the account is established. Checks may be made payable to the order of any payee in an amount of $250 or more. The payee of the check may cash or deposit it like a check drawn on a bank. (Investors should be aware that, as in the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from State Street.) When such a check is presented to State Street for payment, State Street, as the shareholder's agent, causes the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by State Street if there are insufficient or uncollectable shares to meet the withdrawal amount. The check writing procedure for withdrawal enables shareholders to continue earning income on the shares to be redeemed up to but not including the date the redemption check is presented to State Street for payment.
       Shareholders wishing to use this method of redemption, should fill out the appropriate part of the Share Purchase Application (including the Signature
Card) and mail the completed form to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827. Shareholders requesting this service after an account has been opened must contact State Street since additional documentation will be required. Currently, there is no charge either for checks or for the clearance of any checks. This service may be terminated or altered at any time.
General. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 of 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.
EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class of the other Evergreen mutual funds through your financial intermediary, or by telephone or mail as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen mutual fund, is subject to the minimum investment and suitability requirements of each Fund.
       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be materially modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.
       No CDSC will be imposed in the event Class B shares of the EVERGREEN MONEY MARKET FUND are exchanged for Class B shares of other Evergreen mutual funds. If you redeem shares, the CDSC applicable to the Class B shares of the Evergreen mutual fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for purposes of conversion to Class A shares. An exchange of Class A shares of the Funds for Class A shares of other Evergreen mutual funds not offered in this Prospectus would, to the extent a waiver or reduction were not available, require the payment of the applicable front-end sales charge.
Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.
Exchanges by Telephone and Mail. You may exchange shares by telephone by calling the telephone number on the front page of this Prospectus. Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the
                                       21
net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact EFD or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.
Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation of the Systematic Investment Plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within twenty-four months of the initial investment.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $25,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account two business days after the request is received.
       Shares purchased under the Funds Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment. Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable Class B CDSC will be waived with respect to redemptions occurring under a Systematic Cash Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 10% of (i) the initial value of the account plus (ii) the value, at the time of purchase, of any subsequent investments.
Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Funds and the other Evergreen mutual funds available to their participants. Each Fund's investment adviser may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen mutual funds available to their participants.
Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the last business day of each month, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.
Tax Sheltered Retirement Plans. You may open a pension and profit sharing account in any Evergreen mutual fund (except those funds having an objective of providing tax free income), including: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.
EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as
                                       22
investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG or Evergreen Asset being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG or Evergreen Asset were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       The Funds declare substantially all of their net income as dividends on each business day. Such dividends are paid monthly. Net income, for dividend purposes, includes accrued interest and any market discount or premium that day, less the estimated expenses of a Fund. Gains or losses realized upon the sale of portfolio securities are not included in net income, but are reflected in the net asset value of a Fund's shares. Distributions of any net realized capital gains will be made annually or more frequently as required by the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The amount of dividends may fluctuate from day to day, and the dividend may be omitted on a day where Fund expenses exceed net investment income. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in the immediately preceding December.
       Such dividends will be automatically reinvested in full and fractional shares of a Fund on the last business day of each month. However, shareholders who so inform the transfer agent in writing may have their dividends paid out in cash monthly. Shareholders who invest by check will be credited with a dividend on the business day following initial investment. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone as described in "How to Purchase Shares" will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions by check and where proceeds are wired the same day. (See "How to Redeem Shares".)
       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any Federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. The excise tax generally does not apply to the tax exempt income of a regulated investment company (such as EVERGREEN TAX EXEMPT MONEY MARKET
FUND) that pays exempt interest dividends. Except as noted below with respect to EVERGREEN TAX EXEMPT MONEY MARKET FUND, most shareholders of the Funds normally will have to pay Federal income taxes and any state or local taxes on the dividends and distributions they receive from a Fund.
       EVERGREEN TAX EXEMPT MONEY MARKET FUND will designate and pay exempt-interest dividends derived from interest earned on qualifying tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes, however, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations)
                                       23
are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income.
       Following the end of each calendar year, every shareholder of the Funds will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year. Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Since the Funds' gross income is ordinarily expected to be interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund. Organization. The EVERGREEN MONEY MARKET FUND is a separate investment series of Evergreen Money Market Trust, a Massachusetts business trust organized in 1987. The EVERGREEN TAX EXEMPT MONEY MARKET FUND is a separate investment series of The Evergreen Municipal Trust, a Massachusetts business trust organized in 1988. The EVERGREEN TREASURY MONEY MARKET FUND is a separate investment series of Evergreen Investment Trust (formerly First Union Funds), a Massachusetts business trust organized in 1984.
       The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
       A shareholder in each Class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable CDSC. The Trusts are empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series or Class were established in a Fund, each share of the series or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single Class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Class A, B and Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution and transfer agency expenses as well as any other expenses applicable only to a specific class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.
Custodian, Registrar, Transfer Agent And Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent. State Street is compensated for its services as transfer agent by a fee based upon the number of shareholder accounts maintained for the Funds. The transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares.
Principal Underwriter. EFD, an affiliate of Furman Selz LLC, located 230 Park Avenue, New York, New York 10017, is the principal underwriter of the Funds. Furman Selz LLC also acts as sub-administrator to EVERGREEN TREASURY MONEY MARKET FUND and provides certain sub-administrative services to Evergreen Asset in connection with its role as investment adviser to EVERGREEN TAX EXEMPT MONEY MARKET FUND and EVERGREEN MONEY MARKET FUND, including providing personnel to serve as officers of the Funds.
Other Classes of Shares. EVERGREEN MONEY MARKET FUND offers three classes of shares, Class A, Class B and Class Y. EVERGREEN TAX EXEMPT MONEY MARKET FUND and EVERGREEN TREASURY MONEY MARKET FUND each offer two classes of shares, Class A and Class Y. Class Y shares are not offered by this Prospectus and are only
                                       24
available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and
(iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution and shareholder servicing related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares. Performance Information. From time to time, a Fund may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of a Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.
       The method of calculating each Fund's yield is set forth in the Statement of Additional Information. Before investing in the EVERGREEN TAX EXEMPT MONEY MARKET FUND, the investor may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest Federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:
      6% Tax-Free Yield /(1 - .36 Tax Rate) = 6/.64 = 9.38% Taxable Yield.
       In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of a Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.
       Comparative performance information may also be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.
       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profite; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The Principal Underwriter may also reprint, and use as advertising and sales literature, articles from EVERGREEN EVENTS, a quarterly magazine provided to Evergreen mutual fund shareholders.
Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which the Funds operate provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.
Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       25

  INVESTMENT ADVISER
  Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
      EVERGREEN MONEY MARKET FUND, EVERGREEN TAX EXEMPT MONEY MARKET FUND Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
      EVERGREEN TREASURY MONEY MARKET FUND
  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
      EVERGREEN MONEY MARKET FUND, EVERGREEN TAX EXEMPT MONEY MARKET FUND
  KPMG Peat Marwick, LLP, One Mellon Bank Center Pittsburgh, Pennsylvania 15219
      EVERGREEN TREASURY MONEY MARKET FUND
  DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10017
  45960                                                              536120rev02
********************************************************************************

  PROSPECTUS                                                 October 31, 1996
  EVERGREEN(SM) MONEY MARKET FUNDS                      (Evergreen tree logo)
  EVERGREEN MONEY MARKET FUND
  EVERGREEN TAX EXEMPT MONEY MARKET FUND
  EVERGREEN TREASURY MONEY MARKET FUND
  CLASS Y SHARES
           The Evergreen Money Market Funds (the "Funds") are designed to provide investors with current income, stability of principal and liquidity. This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.
           A "Statement of Additional Information" for the Funds dated October 31, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 235-0064. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY, AND INVOLVE INVESTMENT RISKS.
  AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                11
         Investment Practices and Restrictions             14
MANAGEMENT OF THE FUNDS
         Investment Advisers                               15
         Sub-Adviser                                       16
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 17
         How to Redeem Shares                              18
         Exchange Privilege                                19
         Shareholder Services                              20
         Effect of Banking Laws                            20
OTHER INFORMATION
         Dividends, Distributions and Taxes                21
         General Information                               22

                             OVERVIEW OF THE FUNDS
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The investment adviser to EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND is Evergreen Asset Management Corp. which, with its predecessors, has served as an investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset Management Corp. is a wholly-owned subsidiary of First Union National Bank of North Carolina, which in turn is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States. The Capital Management Group of First Union National Bank of North Carolina serves as investment adviser to EVERGREEN TREASURY MONEY MARKET FUND.
       EVERGREEN MONEY MARKET FUND seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest only in high quality money market instruments.
       EVERGREEN TAX EXEMPT MONEY MARKET FUND seeks as high a level of current income exempt from Federal income tax as is consistent with preserving capital and providing liquidity. The Fund invests substantially all of its assets in short-term municipal securities, the interest from which is exempt from Federal income tax.
       EVERGREEN TREASURY MONEY MARKET FUND seeks to maintain stability of principal and current income consistent with stability of principal.
       Each Fund seeks to maintain a stable net asset value of $1.00 per share although no assurances can be given that such a stable net asset value will be maintained.
    THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE
                                   ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in the Class Y Shares of the Fund. For further information see "Purchase and Redemption of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                    None
Sales Charge on Dividend Reinvestments                       None
Contingent Deferred Sales Charge                             None
Redemption Fee                                               None
Exchange Fee (only applies after 4 exchanges per
year)                                                      $ 5.00

       The following table shows for the Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to Class Y Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.
EVERGREEN MONEY MARKET FUND

                                          ANNUAL OPERATING                                             EXAMPLE
                                              EXPENSES                                                 Class Y
Management Fees                                 .48%
                                                             After 1 Year                                $ 6
12b-1 Fees                                        --         After 3 Years
                                                             After 3 Years                               $19
Other Expenses                                  .11%
                                                             After 5 Years                               $33
                                                             After 10 Years                              $74
Total                                           .59%

EVERGREEN TAX EXEMPT MONEY MARKET FUND

                                          ANNUAL OPERATING                                             EXAMPLE
                                              EXPENSES                                                 Class Y
Management Fees                                 .49%
                                                             After 1 Year                                $ 6
12b-1 Fees                                        --
                                                             After 3 Years                               $19
Other Expenses                                  .11%
                                                             After 5 Years                               $33
                                                             After 10 Years                              $75
Total                                           .60%

EVERGREEN TREASURY MONEY MARKET FUND

                                          ANNUAL OPERATING                                             EXAMPLE
                                              EXPENSES                                                 Class Y
Management Fees                                 .35%
                                                             After 1 Year                                $ 5
12b-1 Fees                                        --
                                                             After 3 Years                               $15
Other Expenses                                  .12%
                                                             After 5 Years                               $26
                                                             After 10 Years                              $59
Total                                           .47%

       Evergreen Asset has agreed to reimburse EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND to the extent that the Fund's aggregate annual operating expenses (including the investment adviser's fee, but excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees and shareholder services fees, and extraordinary expenses) exceed 1% of the Fund's average net assets.
       The estimated operating expenses and examples do not reflect fee waivers and expense reimbursements for the most recent fiscal year. Actual expenses, net of fee waivers and expense reimbursements for the year ended August 31, 1996 for Class Y Shares were as follows:

EVERGREEN MONEY MARKET FUND                                                                       .45%
EVERGREEN TAX EXEMPT MONEY MARKET FUND                                                            .49%
EVERGREEN TREASURY MONEY MARKET FUND                                                              .39%

       From time to time, each Fund's investment adviser may, at its discretion, waive its fee or reimburse a Fund for certain of its expenses in order to reduce a Fund's expense ratio. The investment adviser may cease these voluntary waivers or reimbursements at any time.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in Class Y Shares of the Funds will bear directly or indirectly. The amounts set forth under "Other Expenses" as well as the amounts set forth in the examples are estimated amounts based on historical experience for the most recent fiscal year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds".
                                       4

                              FINANCIAL HIGHLIGHTS
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the fund if shorter for EVERGREEN TREASURY MONEY MARKET FUND has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors; for EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND has been audited by Price Waterhouse LLP, each Fund's independent auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.
EVERGREEN MONEY MARKET FUND -- Y SHARES

                                                     TEN MONTHS
                                    YEAR ENDED         ENDED
                                    AUGUST 31,       AUGUST 31,                YEAR ENDED OCTOBER 31,
                                  1996      1995       1994#        1993      1992      1991      1990      1989
PER SHARE DATA:
Net asset value, beginning
  of period....................   $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
Income from investment
  operations:
Net investment income..........     .05       .05         .03         .03       .04       .07       .08       .09
Less distributions to
  shareholders from net
  investment income............    (.05)     (.05)       (.03)       (.03)     (.04)     (.07)     (.08)     (.09)
Net asset value, end of
  period.......................   $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
TOTAL RETURN+..................    5.3%      5.4%        2.9%        3.2%      4.2%      6.7%      8.4%      9.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)................    $671      $283        $273        $299      $358      $438      $458      $408
Ratios to average net assets:
  Expenses **..................    .45%      .53%        .32%++      .39%      .36%      .30%      .35%      .38%
  Net investment income **.....   5.16%     5.26%       3.46%++     3.19%     4.18%     6.53%     8.08%     9.42%

                                 NOVEMBER 2, 1987*
                                      THROUGH
                                 OCTOBER 31, 1988
PER SHARE DATA:
Net asset value, beginning
  of period....................         $1.00
Income from investment
  operations:
Net investment income..........           .07
Less distributions to
  shareholders from net
  investment income............          (.07)
Net asset value, end of
  period.......................         $1.00
TOTAL RETURN+..................          7.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)................          $161
Ratios to average net assets:
  Expenses **..................          .43%++
  Net investment income **.....         7.26%++

#  The Fund changed its fiscal year end from October 31 to August 31.
*  Commencement of operations.
+ Total return is calculated for the periods indicated and is not annualized. ++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                 TEN MONTHS
                                YEAR ENDED         ENDED                      YEAR ENDED                    NOVEMBER 2, 1987*
                                AUGUST 31,       AUGUST 31,                   OCTOBER 31,                        THROUGH
                              1996      1995       1994 #      1993     1992     1991     1990     1989     OCTOBER 31, 1988
Expenses..................     .59%      .73%        .71%       .71%     .72%     .70%     .69%     .75%           .93%
Net investment income.....    5.02%     5.06%       3.07%      2.87%    3.82%    6.13%    7.74%    9.05%          6.76%

EVERGREEN MONEY MARKET FUND -- CLASS A AND B SHARES

                                                                      CLASS A SHARES                    CLASS B SHARES
                                                              YEAR ENDED    JANUARY 4, 1995*    YEAR ENDED    JANUARY 26, 1995*
                                                              AUGUST 31,        THROUGH         AUGUST 31,         THROUGH
                                                                 1996       AUGUST 31, 1995        1996        AUGUST 31, 1995
PER SHARE DATA:
Net asset value, beginning of period.......................       $1.00           $1.00             $1.00            $1.00
Income from investment operations:
Net investment income......................................         .05             .03               .04              .03
Less distributions to shareholders from net investment
  income...................................................        (.05 )          (.03)             (.04)            (.03)
Net asset value, end of period.............................       $1.00           $1.00             $1.00            $1.00
TOTAL RETURN+..............................................        5.0%            3.5%              4.3%             2.8%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..................   $1,755,267       $685,155           $10,218           $7,927
Ratios to average net assets:
  Expenses **..............................................        .75%            .81%++           1.45%            1.51%++
  Net investment income **.................................       4.86%           5.26%++           4.18%            4.54%++

*  Commencement of class operations.
+ Total return is calculated on net asset value for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.
++  Annualized.
* Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                   CLASS A SHARES                    CLASS B SHARES
                                                           YEAR ENDED    JANUARY 4, 1995*    YEAR ENDED    JANUARY 26, 1995*
                                                           AUGUST 31,        THROUGH         AUGUST 31,         THROUGH
                                                              1996       AUGUST 31, 1995        1996        AUGUST 31, 1995
Expenses................................................        .89%           1.02%             1.59%            2.39%
Net investment income...................................       4.72%           5.05%             4.04%            3.66%

EVERGREEN TAX EXEMPT MONEY MARKET FUND -- CLASS Y SHARES

                                                                                                                   NOVEMBER 2,
                                                                 YEAR ENDED AUGUST 31,                            1988* THROUGH
                                            1996      1995      1994      1993      1992      1991      1990     AUGUST 31, 1989
PER SHARE DATA:
Net asset value, beginning of period....    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00          $1.00
Income from investment operations:
  Net investment income.................      .03       .04       .02       .03       .04       .05       .06            .05
Less distributions to shareholders from
  net investment income.................     (.03)     (.04)     (.02)     (.03)     (.04)     (.05)     (.06)          (.05)
Net asset value, end of period..........    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00          $1.00
TOTAL RETURN+...........................     3.5%      3.6%      2.5%      2.6%      3.7%      5.5%      6.2%           5.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions).............................     $617      $421      $402      $401      $417      $510      $311           $109
Ratios to average net assets:
  Expenses **...........................     .49%      .50%      .34%      .34%      .32%      .28%      .31%           .24%++
  Net investment income **..............    3.44%     3.53%     2.47%     2.58%     3.72%     5.23%     5.94%          6.77%++

*  Commencement of operations.
+ Total return is calculated on net asset value for the periods indicated and is not annualized.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                                                NOVEMBER 2,
                                                                  YEAR ENDED AUGUST 31,                        1988* THROUGH
                                               1996     1995     1994     1993     1992     1991     1990     AUGUST 31, 1989
Expenses....................................    .60%     .63%     .64%     .63%     .63%     .66%     .71%          .79%
Net investment income.......................   3.33%    3.40%    2.17%    2.29%    3.41%    4.85%    5.54%         6.22%

EVERGREEN TAX EXEMPT MONEY MARKET FUND -- CLASS A SHARES

                                                                                                               JANUARY 5, 1995*
                                                                                              YEAR ENDED           THROUGH
                                                                                            AUGUST 31, 1996    AUGUST 31, 1995
PER SHARE DATA:
Net asset value, beginning of period.....................................................          $1.00              $1.00
Income from investment operations:
Net investment income....................................................................            .03                .02
Distributions to shareholders from net investment income.................................           (.03)              (.02)
Net asset value, end of period...........................................................          $1.00              $1.00
TOTAL RETURN+............................................................................           3.2%               2.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)................................................       $660,516           $554,924
Ratios to average net assets:
  Expenses **............................................................................           .79%               .78%++
  Net investment income **...............................................................          3.14%              3.28%++

*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the period indicated and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                                               JANUARY 5, 1995*
                                                                                              YEAR ENDED           THROUGH
                                                                                            AUGUST 31, 1996    AUGUST 31, 1995
Expenses.................................................................................          .90%               .90%
Net investment income....................................................................         3.03%              3.16%

EVERGREEN TREASURY MONEY MARKET FUND -- CLASS A SHARES

                                                                                                                         MARCH 6,
                                                                               EIGHT MONTHS                               1991*
                                                                   YEAR ENDED     ENDED                                  THROUGH
                                                                   AUGUST 31,   AUGUST 31,   YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                                                      1996        1995 #      1994     1993     1992       1991
PER SHARE DATA:
Net asset value, beginning of period...............................    $1.00       $1.00      $1.00    $1.00    $1.00      $1.00
Income from investment operations:
Net investment income..............................................      .05         .03        .04      .03      .03        .04
Less distributions to shareholders from net investment income......     (.05)       (.03)      (.04)    (.03)    (.03)      (.04)
Net asset value,
  end of period....................................................    $1.00       $1.00      $1.00    $1.00    $1.00      $1.00
TOTAL RETURN+......................................................     5.0%        3.6%       3.8%     2.7%     3.4%       4.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)....................................................   $2,608      $1,178       $755     $261     $209       $100
Ratios to average net assets:
  Expenses **......................................................     .69%        .63%++     .50%     .48%     .48%       .47%++
  Net investment income **.........................................    4.76%       5.30%++    3.91%    2.70%    3.22%      4.95%++

#  The Fund changed its fiscal year end from December 31 to August 31.
*  Commencement of operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                                                      MARCH 6,
                                                                            EIGHT MONTHS                               1991*
                                                                YEAR ENDED     ENDED                                  THROUGH
                                                                AUGUST 31,   AUGUST 31,   YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                                                   1996        1995 #      1994     1993     1992       1991
Expenses........................................................     .77%        .79%       .78%     .82%     .82%      1.08%
Net investment income...........................................    4.68%       5.14%      3.63%    2.36%    2.88%      4.34%

EVERGREEN TREASURY MONEY MARKET FUND -- CLASS Y SHARES

                                                                                                                         MARCH 6,
                                                                               EIGHT MONTHS                               1991*
                                                                    YEAR ENDED    ENDED                                  THROUGH
                                                                    AUGUST 31,  AUGUST 31,   YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                                                       1996       1995 #      1994     1993     1992       1991
PER SHARE DATA:
Net asset value, beginning of period................................    $1.00      $1.00      $1.00    $1.00    $1.00      $1.00
Income from investment operations:
Net investment income...............................................      .05        .04        .04      .03      .04        .05
Less distributions to shareholders from net investment income.......     (.05)      (.04)      (.04)    (.03)    (.04)      (.05)
Net asset value,
  end of period.....................................................    $1.00      $1.00      $1.00    $1.00    $1.00      $1.00
TOTAL RETURN+.......................................................     5.3%       3.8%       4.1%     3.0%     3.7%       4.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions).....................................................     $760       $277       $163     $366     $286       $265
Ratios to average net assets:
  Expenses **.......................................................     .39%       .33%++     .20%     .18%     .17%       .20%++
  Net investment income **..........................................    5.12%      5.60%++    3.78%    3.00%    3.61%      5.53%++

#  The Fund changed its fiscal year end from December 31 to August 31.
*  Commencement of operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.
++  Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                                                      MARCH 6,
                                                                            EIGHT MONTHS                               1991*
                                                                 YEAR ENDED    ENDED                                  THROUGH
                                                                 AUGUST 31,  AUGUST 31,   YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                                                    1996       1995 #      1994     1993     1992       1991
Expenses.........................................................     .47%       .49%       .48%     .52%     .52%       .52%
Net investment income............................................    5.04%      5.44%      3.50%    2.66%    3.26%      5.21%

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
       In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies, which are discussed in "Investment Practices and Restrictions".
EVERGREEN MONEY MARKET FUND
       The investment objective of EVERGREEN MONEY MARKET FUND is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. This objective is a fundamental policy and may not be changed without shareholder approval. The Fund invests in high quality money market instruments, which are determined to be of eligible quality under Securities and Exchange Commission ("SEC") rules and to present minimal credit risk. Under SEC rules, eligible securities include First Tier Securities (i.e., securities rated in the highest short-term rating category) and Second Tier Securities (i.e., securities which are otherwise eligible but not in the First
Tier). The rules prohibit the Fund from holding more than 5% of its value in Second Tier Securities. The Fund's permitted investments include:
       1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Government, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Agencies or instrumentalities whose securities are supported by the full faith and credit of the United States include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association. Examples of agencies or instrumentalities whose securities are supported by the right of the issuer to borrow from the Treasury include, but are not limited to, the Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal National Mortgage Association and Tennessee Valley Authority. Agencies or instrumentalities whose securities are supported only by the credit of the agency or instrumentality include the Interamerican Development Bank and the International Bank for Reconstruction and Development. These obligations are supported by appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.
       2. Commercial paper, including variable amount master demand notes, that is rated in one of the two highest short-term rating categories by any two of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or any other nationally recognized statistical rating organization ("SRO") (or by a single rating agency if only one of these agencies has assigned a rating). The Fund will not invest more than 10% of its total assets, at the time of the investment in question, in variable amount master demand notes. For a description of these ratings see the Statement of Additional Information.
       3. Corporate debt securities and bank obligations that are rated in one of the two highest short-term rating categories by any two of S&P, Moody's and any other SRO (or by a single rating agency if only one of these agencies has assigned a rating).
       4. Unrated corporate debt securities, commercial paper and bank obligations that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., instruments having a maturity of 366 days or less) that (A) is comparable in priority and security to the unrated securities and (B) meets the rating requirements of paragraphs 2 or 3 above.
       5. Unrated corporate debt securities, commercial paper and bank obligations issued by domestic and foreign companies which have an outstanding long-term debt issue rated in the top two rating categories by a SRO and determined by the investment adviser to be of comparable quality.
       6. Unrated corporate debt securities, commercial paper and bank obligations otherwise determined by the investment adviser to be of comparable quality.
       7. Repurchase agreements with respect to the securities described in paragraphs 1 through 6 above.
                                       11

       The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments involve risks that are different from investments in domestic securities. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities in the Fund's portfolio. Additionally, there may be less publicly available information about foreign issuers.
       The Fund may invest in commercial paper and other short-term corporate obligations which meet the rating criteria specified in paragraphs 3 and 4 above which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act. The Fund has been informed that the staff of the SEC does not consider such securities to be readily marketable. The Fund will not invest more than 10% of its net assets in securities which are not readily marketable (including private placement securities) and in repurchase agreements maturing in more than seven days. EVERGREEN TAX EXEMPT MONEY MARKET FUND
       The investment objective of EVERGREEN TAX EXEMPT MONEY MARKET FUND is to achieve as high a level of current income exempt from Federal income tax, as is consistent with preserving capital and providing liquidity. This objective is a fundamental policy and may not be changed without shareholder approval. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short-term (i.e., with remaining maturities not exceeding 397 days) debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from Federal income tax. Such securities are generally known as Municipal Securities. (See "Municipal Securities" below.)
       The Fund will invest in Municipal Securities only if they are determined to be of eligible quality under SEC rules and to present minimum credit risk. Municipal Securities in which the Fund may invest include: (i) municipal securities that are rated in one of the top two short-term rating categories by any two of S&P, Moody's or any other nationally recognized SRO (or by a single rating agency if only one of these agencies has assigned a rating); (ii) municipal securities that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., having a maturity of 366 days or less) that (A) is comparable in priority and security to such instruments and (B) meets the rating requirements above; and (iii) bonds with a remaining maturity of 397 days or less that are rated no lower than one of the top two long-term rating categories by any SRO and determined by the investment adviser to be of comparable quality. For a description of such ratings see the Statement of Additional Information. The Fund may also purchase Municipal Securities which are unrated at the time of purchase up to a maximum of 20% of its total assets, if such securities are determined by the Fund's investment adviser to be of comparable quality. Certain Municipal Securities (primarily variable rate demand notes) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks or other financial institutions and, in such instances, the investment adviser will take into account the obligation of the bank in assessing the quality of such security. Such commitments issued by banks are not insured by the Federal Deposit Insurance Corporation or any other agency. The ability of the Fund to meet its investment objective is necessarily subject to the ability of municipal issuers to meet their payment obligations.
       Interest income on certain types of bonds issued after August 7, 1986 to finance nongovernmental activities is an item of "tax-preference" subject to the Federal alternative minimum tax for individuals and corporations. To the extent the Fund invests in these "private activity" bonds (some of which were formerly referred to as "industrial development" bonds), individual and corporate shareholders, depending on their status, may be subject to the alternative minimum tax on the part of the Fund's distributions derived from the bonds. As a matter of fundamental policy, which may not be changed without shareholder approval, the Fund will invest at least 80% of its net assets in Municipal Securities, the interest from which is not subject to the Federal alternative minimum tax.
Municipal Securities. As noted above, the Fund will invest substantially all of its assets in Municipal Securities. These include municipal bonds, short-term municipal notes and tax exempt commercial paper. "Municipal bonds"are debt obligations issued to obtain funds for various public purposes that are exempt from Federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a
                                       12
particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed. The term "municipal bonds" also includes "moral obligation" issues which are normally issued by special purpose authorities. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities being financed. Participation interests are interests in municipal bonds, including IDBs and PABs, and floating and variable rate obligations that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature is backed by an irrevocable letter of credit or guarantee of the bank. A put bond is a municipal bond which gives the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date, which is typically well in advance of the bond's maturity date. "Short-term municipal notes" and "tax exempt commercial paper" include tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.
Floating Rate and Variable Rate Obligations. Municipal Securities also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, those rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less. Certain of these obligations may carry a demand feature that gives the Fund the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. As a matter of fundamental policy, which may not be changed without shareholder approval, the Fund will limit the value of its investments in any floating or variable rate securities which are not readily marketable and in all other not readily marketable securities to 10% or less of its net assets.
Stand-by Commitments. The Fund may also acquire "stand-by commitments" with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified Municipal Securities at a specified price. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Fund's investment adviser, present minimal credit risks.
Taxable Investments. The Fund may temporarily invest up to 20% of the Fund's net assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, the Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods when the Fund's assets available for investment exceed the available Municipal Securities that meet the Fund's quality and other investment criteria. Taxable securities in which the Fund may invest on a short-term basis include obligations of the United States Government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by an SRO; commercial paper rated in the highest grade by Moody's or S&P; and certificates of deposit issued by United States branches of United States banks with assets of $1 billion or more.
EVERGREEN TREASURY MONEY MARKET FUND
       The investment objective of EVERGREEN TREASURY MONEY MARKET FUND, which is a matter of fundamental policy that may not be changed without shareholder approval, is to maintain stability of principal while earning current income. The Fund will only attempt to seek income to the extent consistent with stability of principal and, therefore, investments will be made in short-term United States Treasury obligations with an average dollar-weighted maturity of 90 days or less and obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that the Fund shall, under normal market conditions, invest at least 65% of its total assets in obligations issued directly by the U.S. Treasury. The Fund also may enter into
                                       13
repurchase agreements collateralized by the types of securities in which it may invest and lend its portfolio securities to qualified institutional investors. As a matter of investment strategy, the Fund's investment adviser intends to maintain a dollar-weighted average maturity for the Fund of 60 days or less.
       EVERGREEN TREASURY MONEY MARKET FUND is suitable for conservative investors seeking high current yields plus relative safety. The Fund provides a reasonable means of maximizing opportunities and minimizing risks resulting from changing interest rates.
       The short-term United States Treasury obligations in which the Fund invests are issued by the U.S. Government and are fully guaranteed as to principal and interest by the United States. Such securities will have a maturity date that is 397 days or less from the date of acquisition unless they are purchased under an agreement that provides for repurchase of the securities from the Fund within 397 days from the date of acquisition. The Fund may also retain Fund assets in cash.
INVESTMENT PRACTICES AND RESTRICTIONS
General. The Funds invest only in securities that have remaining maturities of 397 days (thirteen months) or less at the date of purchase. For this purpose, floating rate or variable rate obligations (described under EVERGREEN TAX EXEMPT MONEY MARKET FUND, above), which are payable on demand, but which may otherwise have a stated maturity in excess of this period, will be deemed to have remaining maturities of less than 397 days pursuant to conditions established by the SEC. The Funds maintain a dollar-weighted average portfolio maturity of ninety days or less. The Funds follow these policies to maintain a stable net asset value of $1.00 per share, although there is no assurance they can do so on a continuing basis. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. If a portfolio security is no longer of eligible quality, a Fund shall dispose of such security in an orderly fashion as soon as reasonably practicable, unless the Trustees determine, in light of market conditions or other factors, that disposal of the instrument would not be in the best interests of the Fund and its shareholders.
       The ability of each Fund to meet its investment objective is necessarily subject to the ability of the issuers of securities in which the Funds invest to meet their payment obligations. In addition, the portfolio of each Fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Fund. Investors should recognize that, in periods of declining interest rates, the yield of a Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.
Repurchase Agreements. The Funds may enter into repurchase agreements. A repurchase agreement is an arrangement pursuant to which a buyer purchases a security and simultaneously agrees to resell it to the vendor at a price that results in an agreed-upon market rate of return which is effective for the period of time (which is normally one to seven days, but may be longer) the buyer's money is invested in the security. The arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. Repurchase agreements may be entered into with member banks of the Federal Reserve System, including the Fund's custodian or "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States Government securities. Each Fund will require continued maintenance of collateral with its Custodian in an amount equal to, or in excess of, the repurchase price (including accrued interest). In the event a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral. Each Fund's investment adviser will review and continually monitor the creditworthiness of each institution with which the Fund enters into a repurchase agreement to evaluate these risks. A Fund may not enter into repurchase agreements if, as a result, more than 10% of a Fund's total assets would be invested in repurchase agreements maturing in more than seven days and in other securities that are not readily marketable.
Securities Lending. In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations and enter into reverse repurchase agreements. Each Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities by the Funds if and when made, may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or United States Government securities that are maintained at all times in an amount equal to at least 100% of the
                                       14
current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.
When-Issued Securities. EVERGREEN TAX EXEMPT MONEY MARKET FUND and EVERGREEN TREASURY MONEY MARKET FUND may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. EVERGREEN TAX EXEMPT MONEY MARKET FUND does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and EVERGREEN TREASURY MONEY MARKET FUND does not expect that such commitments will exceed 20% of its total assets. The Funds do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objective.
Illiquid Securities. The Funds may invest up to 10% of their net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements with maturities longer than seven days. In the case of EVERGREEN TAX EXEMPT MONEY MARKET FUND and EVERGREEN MONEY MARKET FUND, securities eligible for resale pursuant to Rule 144A under the Act, which have been determined to be liquid, will not be considered by each Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 10% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund's investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 10% of its net assets invested in illiquid or not readily marketable securities.
Other Investment Policies. The Funds may borrow money for temporary or emergency purposes in amounts not in excess of 10% of the value of a Fund's total assets in the case of EVERGREEN TAX EXEMPT MONEY MARKET FUND and EVERGREEN MONEY MARKET FUND and one-third of the value of EVERGREEN TREASURY MONEY MARKET FUND'S total assets, including the amount borrowed. As another means of borrowing each Fund may agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed upon date and price (a "reverse repurchase agreement") at the time of such borrowing in amounts up to 5% of the value of their total assets. A Fund will not purchase any securities whenever any borrowings (including reverse repurchase agreements) are outstanding. If a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash, United States Government securities or liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.
Other Investment Restrictions. Each Fund has adopted additional investment restrictions that are set forth in the Statement of Additional Information.
                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISERS
       The management of each Fund is supervised by the Trustees of the Trust under which each Fund has been established ("Trustees"). Evergreen Asset Management Corp. ("Evergreen Asset") has been retained to serve as investment adviser to EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND. Evergreen Asset succeeded on June 30, 1994 to the advisory business of a corporation with the same name, but under different ownership, which was organized in 1971. Evergreen Asset, with its predecessors, has served as investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). The address of Evergreen Asset is 2500
                                       15

Westchester Avenue, Purchase, New York 10577. FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. Stephen A. Lieber and Nola Maddox Falcone serve as the chief investment officers of Evergreen Asset and, along with Theodore J. Israel, Jr., were the owners of Evergreen Asset's predecessor and the former general partners of Lieber & Company, which, as described below, provides certain subadvisory services to Evergreen Asset in connection with its duties as investment adviser to the aforementioned Funds. The Capital Management Group of FUNB ("CMG") serves as investment adviser to EVERGREEN TREASURY MONEY MARKET FUND.
       First Union is headquartered in Charlotte, North Carolina, and had $139.9 billion in consolidated assets as of June 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG manages or otherwise oversees the investment of over $42.1 billion in assets belonging to a wide range of clients, including all the series of Evergreen Investment Trust, the two series of Evergreen Lexicon Fund (formerly The FFB Lexicon Fund) and the two series of Evergreen Tax-Free Trust (formerly FFB Funds Trust), First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services.
       Evergreen Asset manages investments, provides various administrative services and supervises the daily business affairs of EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND, subject to the authority of the Trustees. Evergreen Asset is entitled to receive from each Fund an annual fee equal to .50 of 1% of average daily net assets of each Fund on the first $1 billion in assets and .45 of 1% of average daily net assets in excess of $1 billion. However, Evergreen Asset has in the past, and may in the future, voluntarily waived all or a portion of its fees for the purpose of reducing each Fund's expense ratio. For the fiscal year ended August 31, 1996 Evergreen Asset waived a portion of the advisory fee payable by the EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND as set forth in the section entitled "Financial Highlights". The total expenses as a percentage of average daily net assets on an annualized basis for EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND for the fiscal year ended August 31, 1996 are also set forth in the section entitled "Financial Highlights".
       CMG manages investments and supervises the daily business affairs of EVERGREEN TREASURY MONEY MARKET FUND and, as compensation therefor, is entitled to receive an annual fee equal to .35 of 1% of average daily net assets of the Fund. For the fiscal year ended August 31, 1996 CMG waived a portion of the advisory fee payable by the EVERGREEN TREASURY MONEY MARKET FUND as set forth in the section entitled "Financial Highlights". The total annualized operating expenses of EVERGREEN TREASURY MONEY MARKET FUND for its fiscal year ended August 31, 1996 are also set forth in the section entitled "Financial Highlights".
       Evergreen Asset serves as administrator to EVERGREEN TREASURY MONEY MARKET FUND and is entitled to receive a fee based on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz LLP, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator to EVERGREEN TREASURY MONEY MARKET FUND and is entitled to receive a fee from the Fund calculated on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $15.2 billion as of June 30, 1996.
SUB-ADVISER
       Evergreen Asset has entered into sub-advisory agreements with Lieber & Company which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolios of EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect
                                       16
costs of performing such services. There is no additional charge to EVERGREEN MONEY MARKET FUND and EVERGREEN TAX EXEMPT MONEY MARKET FUND for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.
                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       Eligible investors may purchase Fund shares at net asset value by mail or wire as described below. The Funds impose no sales charges on Class Y shares. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 30, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investors may make subsequent investments by establishing a Systematic Investment Plan or a Telephone Investment Plan.
Purchases by Mail or Wire. Each investor must complete the Share Purchase Application and mail it, together with a check made payable to the Fund whose shares are being purchased, to State Street Bank and Trust Company ("State Street") at P.O. Box 9021, Boston, Massachusetts 02205-9827. Checks not drawn on U.S. banks will be subject to foreign collection which will delay an investor's investment date and will be subject to processing fees.
       When making subsequent investments, an investor should either enclose the return remittance portion of the statement, or indicate on the face of the check, the name of the Fund in which an investment is to be made, the exact title of the account, the address, and the Fund account number. Purchase requests should not be sent to a Fund in New York. If they are, the Fund must forward them to State Street, and the request will not be effective until State Street receives them.
       Initial investments may also be made by wire by (i) calling State Street at (800) 423-2615 for an account number and (ii) instructing your bank, which may charge a fee, to wire federal funds to State Street, as follows: State Street Bank and Trust Company, ABA No.0110-0002-8, Attn: Custodian and Shareholder Services. The wire must include references to the Fund in which an investment is being made, account registration, and the account number. A completed Application must also be sent to State Street indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing the account number. Subsequent wire investments may be made by existing shareholders by following the instructions outlined above. It is not necessary, however, for existing shareholders to call for another account number.
How the Funds Value Their Shares. The net asset value of each Fund's shares for purposes of both purchases and redemptions is determined twice daily, at 12 noon (Eastern time) and promptly after the regular close of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street is closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by taking the sum of the values of a Fund's investments and any cash and other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to each Fund's Investment adviser, are accrued daily. The securities in a Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in a Fund's portfolio may vary from the value determined using the amortized cost method. Securities which are not rated are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Other assets and securities for which no quotations are readily available are valued at the fair value as determined in good faith by the Trustees.
       Each Fund attempts to maintain its net asset value at $1.00 per share. Under most conditions, management believes this will be possible, although there can be no assurance that this will be achieved. Calculations are periodically made to compare the value of a Fund's portfolio valued at amortized cost with market
                                       17
values. If a deviation of 1/2 of 1% or more were to occur between the net asset value calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were other deviations which the Trustees believe would result in a material dilution to shareholders or purchasers, the Trustees would promptly consider what action, if any, should be initiated.
Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from his or her account to reimburse a Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.
       Shares of the Funds are sold at the net asset value per share next determined after a shareholder's investment has been converted to federal funds. Investments by federal funds wire will be effective upon receipt. Qualified institutions may telephone orders for the purchase of Fund shares. Shares purchased by institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received the same day by 4:00 p.m. (Eastern time). Institutions should telephone the Fund at the number on the front page of this Prospectus for additional information on same day purchases by telephone. Investment checks received at State Street will be invested on the date of receipt. Shareholders will begin earning dividends the following business day.
       The Share Purchase Application may not be used to invest in any of the prototype retirement plans for which the EVERGREEN MONEY MARKET FUND is an available investment. For information about the requirements to make such investments, including copies of the necessary application forms, please call the telephone number set forth on the cover page of this Prospectus. A Fund cannot accept investments specifying a certain price or date and reserves the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen mutual funds . Although not currently anticipated, each Fund reserves the right to suspend the offer of shares for a period of time.
HOW TO REDEEM SHARES
       You may "redeem", i.e. sell, your shares in a Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or cancelled. Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street which is the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.
       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling State Street at (800) 423-2615 between the hours of 8:00 a.m. to 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose
                                       18
how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5.00 wire charge from all redemption proceeds wired. This charge is subject to change without notice. Redemption proceeds will be wired on the same day if the request is made prior to 12 noon (Eastern time). Such shares, however, will not earn dividends for that day. Redemption requests received after 12 noon will earn dividends for that day, and the proceeds will be wired on the following business day. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of telephone instructions. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds will not be liable for following telephone instructions reasonably believed to be genuine. The Funds reserve the right to refuse a telephone redemption if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. Procedures for redeeming Fund shares by telephone may be modified or terminated without notice at any time.
Redemptions by Check. Upon request, each Fund will provide holders of Class Y shares, without charge, with checks drawn on the Fund that will clear through State Street. Shareholders will be subject to State Street's rules and regulations governing such checking accounts. Checks will be sent usually within ten business days following the date the account is established. Checks may be made payable to the order of any payee in an amount of $250 or more. The payee of the check may cash or deposit it like a check drawn on a bank. (Investors should be aware that, as in the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from State Street.) When such a check is presented to State Street for payment, State Street, as the shareholder's agent, causes the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by State Street if there are insufficient or uncollectable shares to meet the withdrawal amount. The check writing procedure for withdrawal enables shareholders to continue earning income on the shares to be redeemed up to but not including the date the redemption check is presented to State Street for payment.
       Shareholders wishing to use this method of redemption, should fill out the appropriate part of the Share Purchase Application (including the Signature
Card) and mail the completed form to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827. Shareholders requesting this service after an account has been opened must contact State Street since additional documentation will be required. Currently, there is no charge either for checks or for the clearance of any checks. This service may be terminated or altered at any time.
General. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.
EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class of the other Evergreen mutual funds by telephone or mail as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen mutual fund, is subject to the minimum investment and suitability requirements of each Fund.
       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange.
                                       19

An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Each Fund imposes a fee of $5 per exchange on shareholders who exchange in excess of four times per calendar year. This exchange privilege may be materially modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.
Exchanges by Telephone and Mail. You may exchange shares by telephone by calling State Street at (800) 423-2615. Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required. SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, Evergreen Funds Distributor, Inc. ("EFD"), the distributor of the Funds' shares, or the number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.
Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation of the Systematic Investment Plan has not reached a minimum of $1,000 ($250 for retirement accounts) within twenty-four months of the initial investment.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $25,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account two business days after the request is received.
       Shares purchased under the Funds Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment. Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.
Tax Sheltered Retirement Plans. Eligible investors may open a pension and profit sharing account in any Evergreen mutual fund (except those funds having an objective of providing tax free income) under the following prototype retirement plans: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.
Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Funds at the net asset value per share at the close of business on the last business day of each month, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.
EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or
                                       20
distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG or Evergreen Asset being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG or Evergreen Asset were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       The Funds declare substantially all of their net income as dividends on each business day. Such dividends are paid monthly. Net income, for dividend purposes, includes accrued interest and any market discount or premium that day, less the estimated expenses of a Fund. Gains or losses realized upon the sale of portfolio securities are not included in net income, but are reflected in the net asset value of a Fund's shares. Distributions of any net realized capital gains will be made annually or more frequently as required by the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The amount of dividends may fluctuate from day to day, and the dividend may be omitted on a day where Fund expenses exceed net investment income. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in the immediately preceding December.
       Such dividends will be automatically reinvested in full and fractional shares of a Fund on the last business day of each month. However, shareholders who so inform the transfer agent in writing may have their dividends paid out in cash monthly. Shareholders who invest by check will be credited with a dividend on the business day following initial investment. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone as described in "How to Purchase Shares" will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions by check and where proceeds are wired the same day. (See "How to Redeem Shares".)
       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any Federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. The excise tax generally does not apply to the tax exempt income of a regulated investment company (such as EVERGREEN TAX EXEMPT MONEY MARKET
FUND) that pays exempt interest dividends. Except as noted below with respect to EVERGREEN TAX EXEMPT MONEY MARKET FUND, most shareholders of the Funds normally will have to pay Federal income taxes and any state or local taxes on the dividends and distributions they receive from a Fund.
       EVERGREEN TAX EXEMPT MONEY MARKET FUND will designate and pay exempt-interest dividends derived from interest earned on qualifying tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes, however, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds
                                       21
issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income.
       Following the end of each calendar year, every shareholder of the Funds will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year. Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Since the Funds gross income is ordinarily expected to be interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund. Organization. The EVERGREEN MONEY MARKET FUND is a separate investment series of Evergreen Money Market Trust, a Massachusetts business trust organized in 1987. The EVERGREEN TAX EXEMPT MONEY MARKET FUND is a separate investment series of The Evergreen Municipal Trust, a Massachusetts business trust organized in 1988. The EVERGREEN TREASURY MONEY MARKET FUND is a separate investment series of Evergreen Investment Trust (formerly First Union Funds), a Massachusetts business trust organized in 1984.
       The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
       A shareholder in each Class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable contingent deferred sales charge. The Trusts are empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series or Class were established in a Fund, each share of the series or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single Class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Class A, B and Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.
Custodian, Registrar, Transfer Agent And Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent. State Street is compensated for its services as transfer agent by a fee based upon the number of shareholder accounts maintained for the Funds. The transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares.
Principal Underwriter. EFD, an affiliate of Furman Selz LLC, located 230 Park Avenue, New York, New York 10017, is the principal underwriter of the Funds. Furman Selz LLC also acts as sub-administrator to EVERGREEN TREASURY MONEY MARKET FUND and provides certain sub-administrative services to Evergreen Asset in connection with its role as investment adviser to EVERGREEN TAX EXEMPT MONEY MARKET FUND and EVERGREEN MONEY MARKET FUND, including providing personnel to serve as officers of the Funds.
                                       22

Other Classes of Shares. EVERGREEN MONEY MARKET FUND offers three classes of shares, Class A, Class B and Class Y. EVERGREEN TAX EXEMPT MONEY MARKET FUND and EVERGREEN TREASURY MONEY MARKET FUND each offer two classes of shares, Class A and Class Y. Class Y shares are the only Class offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution and shareholder servicing related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares.
Performance Information. From time to time, a Fund may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of a Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.
       The method of calculating each Fund's yield is set forth in the Statement of Additional Information. Before investing in the EVERGREEN TAX EXEMPT MONEY MARKET FUND, the investor may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest Federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:
      6% Tax-Free Yield /(1 - .36 Tax Rate) = 6/.64 = 9.38% Taxable Yield.
       In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of a Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.
       Comparative performance information may also be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.
       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The Principal Underwriter may also reprint, and use as advertising and sales literature, articles from EVERGREEN EVENTS, a quarterly magazine provided to Evergreen mutual fund shareholders.
Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which the Funds operate provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.
Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       23

  INVESTMENT ADVISER
  Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
      EVERGREEN MONEY MARKET FUND, EVERGREEN TAX EXEMPT MONEY MARKET FUND Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
      EVERGREEN TREASURY MONEY MARKET FUND
  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
      EVERGREEN MONEY MARKET FUND, EVERGREEN TAX EXEMPT MONEY MARKET FUND
  KPMG Peat Marwick, LLP One Mellon Bank Center Pittsburgh, Pennsylvania 15219
      EVERGREEN TREASURY MONEY MARKET FUND
  DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10017
  45817                                                              536128rev02
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                            STATEMENT OF ADDITIONAL INFORMATION

                                      October 31, 1996

                           THE EVERGREEN TAX-FREE FUNDS

                   2500 Westchester Avenue, Purchase, New York 10577

                                    800-807-2940

Evergreen  Florida  Municipal  Bond  Fund("Florida  Municipal  Bond")
Evergreen Georgia  Municipal Bond Fund  ("Georgia  Municipal  Bond")
Evergreen New Jersey Tax-Free Income Fund ("New Jersey Tax-Free")
Evergreen North Carolina Municipal Bond Fund ("North Carolina Municipal Bond") Evergreen South Carolina Municipal Bond Fund ("South Carolina Municipal Bond") Evergreen Virginia Municipal Bond Fund ("Virginia Municipal Bond")
Evergreen Florida High Income Municipal Bond Fund ("Florida High Income") Evergreen High Grade Tax Free Fund ("High Grade")
Evergreen  Short-Intermediate  Municipal Fund  ("Short-Intermediate")
Evergreen Short-Intermediate Municipal Fund-California ("Short-Intermediate-CA")


     This Statement of Additional Information pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Prospectus dated October 31, 1996 for the Fund in which you are making or contemplating an investment. The Evergreen Tax-Free Funds are offered through four separate prospectuses: one offering Class A and Class B shares, and a separate prospectus offering Class Y shares of Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax-Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and Florida High Income; and one offering Class A and Class B shares and a separate prospectus offering Class Y shares of High Grade, Short-Intermediate and Short-Intermediate-CA. Copies of each Prospectus may be obtained without charge by calling the number listed above.


                                 TABLE OF CONTENTS

Investment Objectives and Policies................................ 2
Investment Restrictions........................................... 11
Non-Fundamental Operating Policies................................ 18
Management........................................................ 19
Investment Advisers............................................... 28
Distribution Plans................................................ 35
Allocation of Brokerage........................................... 38
Additional Tax Information........................................ 39
Net Asset Value................................................... 41
Purchase of Shares................................................ 42
Performance Information........................................... 56
Financial Statements.............................................. 62
Appendix A - Description of Bond, Municipal  Note And  Commercial Paper
               Ratings -63
Appendix B - Additional   Information  Concerning  California..... 68

Appendix C - Additional  Information  Concerning Florida.......... 69
Appendix D - Additional  Information Concerning Georgia........... 71
Appendix E - Additional Information Concerning North Carolina..... 72
Appendix F - Additional  Information  Concerning  South  Carolina. 73
Appendix G - Additional Information Concerning Virginia........... 74



                       INVESTMENT OBJECTIVES AND POLICIES
          (See also "Description of the Funds - Investment Objectives and Policies" in each Fund's Prospectus)

         The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth under "Description of the Funds- Investment Objectives and Policies" in the relevant Prospectus. The investment objectives of Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax- Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade are fundamental and cannot be changed without the approval of shareholders. The following expands the discussion in the Prospectus regarding certain investments of each Fund.

        Additional Information Regarding Investments that each Fund May Make

Participation Interests (All Funds)

     Participation interests may take the form of participations, beneficial interests, in a trust, partnership interests, or any other form of indirect ownership that allows a Fund to treat the income from the investments as exempt from federal and state tax. The financial institutions from which a Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give a Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

Variable Rate Municipal Securities (All Funds)

     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.

     Many municipal securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rates demand instruments require payment of principal obligations by the issuer of the participation interests or a guarantor of either issuer. All variable rate municipal securities will meet the quality standards for a Fund. The Fund's investment adviser has been instructed by the Board of Trustees (the "Trustees") to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by a Fund, on the basis of published financial information and reports of the rating agencies and other analytical services.

Municipal Leases (All Funds)

     When determining whether municipal leases purchased by a Fund will be classified as a liquid or illiquid security, the Trustees have directed each Fund's investment adviser to consider certain factors, such as: the frequency of trades and quotes for the security; the volatility of quotations and trade prices for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers; dealer undertakings to make a market in the security; the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); the rating of the security and the financial condition and prospects of the issuer of the security; whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; and such other factors as may be relevant to the Fund's ability to dispose of the security.

When-Issued and Delayed Delivery Transactions

     These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds (other than High Grade, Short-Intermediate and Short-Intermediate-CA) do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. Short-Intermediate and Short-Intermediate-CA do not expect that commitments to purchase when-issued securities will normally exceed 25% of their total assets and High Grade does not expect that such commitments will exceed 20% of its total assets.

Futures   and   Options    Transactions    (All   Funds   Except New Jersey Tax-
Free, High Grade,  Short-Intermediate and Short-Intermediate-CA)

     A Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and options on financial futures contracts. Additionally, a Fund may buy and sell call and put options on portfolio securities. The Funds do not intend to invest more than 5% of their assets in options and futures.

Purchasing Put Options on Financial Futures Contracts

     A Fund may purchase listed put and call options on financial futures contracts for U.S. government securities. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

     A Fund may purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

     Alternatively, a Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

Writing Call Options on Financial Futures Contracts

     In addition to purchasing put options on futures, a Fund may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option, if the option is exercised. As market interest rates rise, causing the prices of futures to go down, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of a Fund's fixed income portfolio which is occurring as interest rates rise.

     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of a Fund will then offset the decrease in value of the hedged securities.

Writing Put Options on Financial Futures Contracts

     A Fund may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When a Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract normally increases.

     As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by a Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in the market interest rates.

     Prior to the expiration of the put option or its exercise by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

Purchasing Call Options on Financial Futures Contracts

     An additional way in which a Fund may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract for U.S. government securities. When a Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price.

     Prior to the exercise or expiration of the call option a Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

Limitation on Open Futures Positions

     A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

     Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, a Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

     A Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Purchasing and Writing Put and Call Options on Portfolio Securities (All Funds, except New Jersey Tax-Free, High Grade,Short-Intermediate and Short-Intermediate -CA).

     A Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.

     A Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the writers or buyers of the options since options on the portfolio securities held by the Fund are to be traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's adviser.

     Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange traded options have a continuous liquid market while over-the-counter options may not.

Repurchase Agreements (All Funds)

     Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. A Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. A Fund may only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements (All Funds)

     A Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

     The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Lending of Portfolio Securities (All Funds)

     The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted Securities (All Funds)

     With the expectations noted below, a Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objectives and policies but which are subject to restrictions on resale under federal securities laws. A Fund will not invest more than 15% (10% for High Grade) of the value of its net assets in restricted securities; however, certain restricted securities which the Trustees deem to be liquid will be excluded from this 15% limitation. New Jersey Tax-Free may invest up to 10% of its net assets in restricted securities which are determined to be liquid.

     The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule 144A. Each Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

     (i)    the frequency of trades and quotes for the security;
     (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers;
    (iii)   dealer undertakings to make a market in the  security;  and
     (iv)   the nature of the security and the nature of the marketplace trades.

Municipal Bond Insurance (High Grade)

     The Fund may purchase two types of municipal bond insurance policies ("Policies") issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold by the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale.

     The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity, even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

     Depending upon the characteristics of the municipal security held by the Fund, the annual premiums for the Policies are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

     The Fund may purchase Policies from Municipal Bond Investors Assurance Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), each as described under "Municipal Bond Insurers", or any other municipal bond insurer which is rated at least Aa by Moody's Investors Service Inc ("Moody's") or AA by Standards & Poor's Ratings Service ("S&P"). Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred.

     MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Fund's investment adviser will reserve the right to terminate any of the Policies if it determines that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

     Additionally, the Fund's investment adviser reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC, if such carriers are rated Aaa by Moody's or AAA by S&P.

     Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond holders or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A when-issued municipal security will be covered under the Policies upon the settlement date of the original issue of such when-issued municipal securities. In determining whether to insure municipal securities held by the
Fund, each municipal bond insurer has applied its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies and these guidelines will reduce the yield to shareholders of the Fund.

     If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since issuer-obtained insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinary will be the difference between the market value of the defaulted security and the market value of similar securities of minimum high grade (i.e., rated A by Moody's or S&P) that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.


Municipal Bond Insurers (High Grade)

     Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated at least Aaa by Moody's or AAA by S&P.

Municipal Bond Investors Assurance Corp. (High Grade)

     Municipal Bond Investors Assurance Corp. is a wholly-owned subsidiary of MBIA, Inc., a Connecticut insurance company, which is owned by AEtna Life and Casualty, Credit Local DeFrance CAECL, S.A., The Fund American Companies, and the public. The investors of MBIA, Inc. are not obligated to pay the obligations of MBIA. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York, 10504, and its telephone number is
(914) 273-4345. S&P has rated the claims-paying ability of MBIA AAA.

AMBAC Indemnity Corporation (High Grade)

     AMBAC Indemnity Corporation is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York, 10004, and its telephone number is (212) 668-0340.
S&P has rated the claims-paying ability of AMBAC AAA.

Financial Guaranty Insurance Company (High Grade)

     Financial Guaranty Insurance Company is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. The investors of FGIC Corporation are not obligated to pay the debts of or the claims against Financial Guaranty.
Financial Guaranty is subject to regulation by the state of New York Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 115 Broadway, New York, New York, 10006, and its telephone number is (212) 312-3000. S&P has rated the claims-paying ability of Financial Guaranty AAA.

Municipal Bonds

     The two principal classifications of municipal bonds are "general obligation" bonds and "revenue bonds". General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or projects or, in a few cases, from the proceeds of a special excise or other tax, but are not supported by the issuer's power to levy general taxes. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend on, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligations and rating of the issue.

     Since the Funds may invest in industrial development bonds, the Funds may not be appropriate investment for entities which are "substantial users" of facilities financed by industrial development bonds or for investors who are "related persons". Generally, an individual will not be a "related person" under the Internal Revenue Code of 1986 (the "Code") unless such investor or his immediate family (spouse, brothers, sisters and lineal descendants) own directly or indirectly in the aggregate more than 50 percent of the value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from proceeds of "industrial development bonds". A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses a part of a facility" financed from the proceeds of industrial development bonds.

     As set forth in the Prospectus, the Code establishes new unified volume caps for most "private purpose" municipal bonds (such as industrial development bonds and obligations to finance low-interest mortgages on owner-occupied housing and student loans). The unified volume cap is not expected to affect adversely the availability of municipal bonds for investment by the Funds; however, it is possible that proposals will be introduced before Congress to further restrict or eliminate the federal income tax exemption for interest on Municipal Obligations. Any such proposals, if enacted, could adversely affect the availability of municipal bonds for investment by the Funds and the value of each Fund's portfolio might be affected. In that event, each Fund might reevaluate its investment policies and restrictions and consider recommending to its shareholders changes in both.


                               INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

 .........Except  as noted,  the  investment  restrictions  set  forth  below are fundamental and may not be changed with respect to each Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears after a Fund's name, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Fund's investment adviser without shareholder approval, subject to review and approval by the Trustees. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than

50% of the shares are present at a meeting in person or by proxy.

1........Concentration of Assets in Any One Issuer

 .........None     of    Florida    High    Income,     Short-Intermediate     or
Short-Intermediate-CA may invest more than 5% of its total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 25% of the value of each Fund's total assets may be invested without regard to such
5%  limitation.  For  this  purpose  each  political  subdivision,   agency,  or
instrumentality and each multi-state agency of which a state is a member, and each public authority which issues industrial development bonds on behalf of a private entity, will be regarded as a separate issuer for determining the diversification of each Fund's portfolio.

     With respect to 75% of the value of its total assets, High Grade will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

     Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

     Industrial development bonds, backed only by the assets and revenues of a nongovernmental issuer, are considered to be issued solely by that issuer. If, in the case of an industrial development bond or governmental-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

2........Ten Percent Limitation on Securities of Any One Issuer

 .........Short-Intermediate-CA, Florida High Income*, and Short-Intermediate may
not purchase more than 10% of any class of securities (voting securities in the case of Florida High Income* and Short-Intermediate) of any one issuer other than the U.S. government and its agencies or instrumentalities.

3........Investment for Purposes of Control or Management

 .........None     of    Florida    High    Income,     Short-Intermediate     or
Short-Intermediate-CA may invest in companies for the purpose of exercising control or management.

4........Purchase of Securities on Margin

 .........None of Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax
Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond, Florida High Income*, High Grade, Short-Intermediate or Short-Intermediate-CA may purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

5........Unseasoned Issuers

 .........None  of  Florida  Municipal  Bond*,  Georgia  Municipal  Bond*,  North
Carolina Municipal Bond*, South Carolina Municipal Bond*, Virginia Municipal Bond* or High Grade* will invest more than 5% of its total assets in industrial development bonds (and, in the case of High Grade, other municipal securities) where the principal and interest are the responsibility of companies (or
guarantors,   where  applicable)  with  less  than  three  years  of  continuous operations, including the operation of any predecessor.

 .........None    of    Florida    High    Income*,     Short-Intermediate     or
Short-Intermediate-CA  may invest more than 5% of its total assets in securities
of  unseasoned   issuers   (taxable   securities   of  unseasoned   issuers  for
Short-Intermediate and Short-Intermediate-CA) that have been in continuous operation for less than three years, including operating periods of their predecessors, except that no such limitation shall apply to the extent that (i) each Fund may invest in obligations issued or guaranteed by the U.S. government
and   its   agencies   or   instrumentalities,   (ii)   Short-Intermediate   and
Short-Intermediate-CA may invest in municipal securities, and (iii) Florida High Income* may invest in municipal bonds.

6........Underwriting

 .........None of Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax-
Free,  North Carolina  Municipal Bond, South Carolina  Municipal Bond,  Virginia
Municipal  Bond,  High  Grade,  Florida  High  Income*,   Short-Intermediate  or
Short-Intermediate-CA may engage in the business of underwriting the securities of other issuers, provided that the purchase of municipal securities or other permitted investments, directly from the issuer thereof (or from an underwriter for an issuer) and the later disposition of such securities in accordance with a Fund's investment program shall not be deemed to be an underwriting.


7........Interests  in Oil,  Gas or Other  Mineral  Exploration  or  Development
Programs

 .........Neither     Florida     High     Income,     Short-Intermediate     nor
Short-Intermediate-CA may purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

 .........Florida  Municipal  Bond*,  Georgia  Municipal  Bond*,  North  Carolina
Municipal Bond*, South Carolina Municipal Bond*, Virginia Municipal Bond*, or High Grade will not purchase interests in or sell oil, gas or other mineral exploration or development programs or leases, although they may purchase the securities of issuers which invest in or sponsor such programs.

8........Concentration in Any One Industry

 .........Neither    New   Jersey    Tax    Free,    Short-Intermediate,    nor
Short-Intermediate-CA may invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry; provided, that this limitation shall not apply (i) with respect to each Fund, to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and to municipal securities, or (ii) with respect to New Jersey Tax-Free and Short-Intermediate-CA to certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks or (iii) with respect to New Jersey Tax-Free to municipal obligations.

 .........Florida   Municipal  Bond,   Georgia  Municipal  Bond,  North  Carolina
Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond, High Grade and Florida High Income will not purchase securities if, as a result of such purchase, 25% or more of the value of their total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of their total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
9........Warrants


 .........None    of    Florida    High    Income*,     Short-Intermediate     or
Short-Intermediate-CA may invest more than 5% of its total net assets in warrants, and, of this amount, no more than 2% of each Fund's total net assets may be invested in warrants that are listed on neither the New York nor the American Stock Exchange.

10.......Ownership by Trustees/Officers

 .........None  of  Florida  Municipal  Bond*,  Georgia  Municipal  Bond*,  North
Carolina  Municipal Bond*,  South Carolina  Municipal Bond*,  Virginia Municipal
Bond*,   High   Grade*,    Florida   High   Income*,    Short-Intermediate    or
Short-Intermediate-CA may purchase or retain the securities of any issuer if (i) one or more officers or Trustees of a Fund or its investment adviser individually owns or would own, directly or beneficially, more than 1/2 of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities.

11.......Short Sales

 .........High  Grade and  Florida  High  Income*  will not make  short  sales of securities or maintain a short position, unless at all times when a short position is open a Fund owns an equal amount of such securities or of securities which, without payment of any further consideration are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The use of short sales will allow the Funds to retain certain bonds in their portfolios longer than it would without such sales. To the extent that a Fund receives the current income produced by such bonds for a longer period than it might otherwise, a Fund's investment objective is furthered.

 .........Florida   Municipal  Bond,   Georgia  Municipal  Bond,  North  Carolina
Municipal  Bond,  South  Carolina  Municipal  Bond,   Virginia  Municipal  Bond,
Short-Intermediate and Short- Intermediate-CA will not sell any securities short or maintain a short position.

12.......Lending of Funds and Securities

 .........None     of    Florida    High    Income,     Short-Intermediate     or
Short-Intermediate-CA may lend its funds to other persons, provided that each Fund may purchase issues of debt securities, acquire privately negotiated loans made to municipal borrowers and enter into repurchase agreements.

 .........Neither  Florida  High  Income*  nor  Short-Intermediate  may  lend its portfolio securities, unless the borrower is a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's total assets.

 .........Short-Intermediate-CA may not lend its portfolio securities, unless the borrower is a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash, letters of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's total assets.

 .........Florida   Municipal  Bond,   Georgia  Municipal  Bond,  North  Carolina
Municipal Bond, South Carolina Municipal Bond and Virginia Municipal Bond will not lend any of their assets, except portfolio securities up to one-third of the value of their total assets. Each Fund may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies and limitations or the Declaration of Trust.

 .........High  Grade will not lend any of its assets except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes in accordance with its investment objective, policies and limitations and it may lend portfolio securities valued at not more than 15% of its total assets to broker-dealers.

13.......Commodities

 .........Florida  High  Income*  may not  purchase,  sell or invest in  physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

 .........Neither Short-Intermediate nor Short-Intermediate-CA may purchase, sell or invest in commodities, commodity contracts or financial futures contracts.

 ........New   Jersey  Tax-Free  and  High  Grade  will  not  purchase  or  sell commodities or commodity contracts.

 .........Florida   Municipal  Bond,   Georgia  Municipal  Bond,  North  Carolina
Municipal Bond, South Carolina Municipal Bond and Virginia Municipal Bond will not purchase or sell commodities. However, each Fund may purchase put and call options on portfolio securities and on financial futures contracts. In addition, each Fund reserves the right to hedge its portfolio by entering into financial futures contracts and to sell puts and calls on financial futures contracts.

14.......Real Estate

 .........Florida   Municipal  Bond,   Georgia  Municipal  Bond,  North  Carolina
Municipal Bond, South Carolina Municipal Bond and Virginia Municipal Bond will not buy or sell real estate, including limited partnership interests, although each Fund may invest in municipal bonds secured by real estate or interests in real estate.

 .........Florida High Income* may not purchase, sell or invest in real estate or interests in real estate, except that it may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts.

 .........High Grade will not buy or sell real estate,  although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

 .........Neither Short-Intermediate nor Short-Intermediate-CA may purchase, sell or invest in real estate or interests in real estate, except that each Fund may purchase municipal securities and other debt securities secured by real estate or interests therein.

 .........New  Jersey  Tax-Free will not purchase or sell real estate except that it may purchase municipal obligations or other securities issued by companies which invest in real estate or securities issued by companies which invest in real estate or interests therein.

15.......Borrowing, Senior Securities, Reverse Repurchase Agreements

 .........Neither  Short-Intermediate nor  Short-Intermediate-CA nor Florida High
Income may borrow money, issue senior securities or enter into reverse repurchase agreements, except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of each Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of each
Fund's   total   assets   at  the  time  of  such   borrowing,   provided   that
Short-Intermediate and Short-Intermediate-CA will not purchase any securities at
any  time  when  borrowings,   including  reverse  repurchase  agreements,   are
outstanding. No Fund will enter into reverse repurchase agreements exceeding 5% of the value of its total assets.

 .........Florida   Municipal  Bond,   Georgia  Municipal  Bond,  North  Carolina
Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade will not issue senior securities, except each Fund may borrow money directly or through reverse repurchase agreement as a temporary measure for extraordinary or emergency purposes in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments; and except to the extent a Fund will enter into futures contracts. Any such borrowings need not be collateralized. No Fund will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. No Fund will borrow money or engage in reverse repurchase agreements for investment leverage purposes. None of Florida Municipal Bond*, Georgia Municipal Bond*, North Carolina Municipal Bond*, South Carolina Municipal Bond*, Virginia Municipal Bond* or High Grade will mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, High Grade may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of borrowing. Margin deposits for the purchase and sale of financial futures contracts and related options and segregation or collateral arrangements made in connection with options activities and the purchase of securities on a when-issued basis are not deemed to be a pledge.

16.......Joint Trading

 .........Florida High Income may not participate on a joint or joint and several basis in any trading account in any securities. (The "bunching of orders for the purchase or sale of portfolio securities with its investment adviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction).

 .........New  Jersey Tax-Free will not issue senior securities,  borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks up to 10% of the value of its total net assets for temporary or emergency purposes only to meet anticipated redemption requirements. The Fund will not purchase securities while any such borrowings are outstanding.

17.......Options

 .........Neither    New    Jersey    Tax    Free,     Short-Intermediate     nor
Short-Intermediate-CA may write, purchase or sell put or call options, or combinations thereof, except that each Fund may purchase securities with rights to put securities to the seller in accordance with its investment program.

18.......Investing in Securities of Other Investment Companies

 .........Florida  Municipal  Bond*,  Georgia  Municipal  Bond*,  North  Carolina
Municipal Bond*, South Carolina Municipal Bond*, Virginia Municipal Bond* and High Grade will purchase securities of investment companies only in open-market
transactions   involving   customary  broker's   commissions.   However,   these
limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

 .........Florida  High  Income*,  New Jersey Tax-Free,  Short-Intermediate*  and
Short-Intermediate-CA* may not purchase the securities of other investment companies, except to the extent such purchases are not prohibited by applicable law.

19.......Restricted Securities

 .........High  Grade  will not  invest  more  than 10% of its  total  assets  in securities subject to restrictions on resale under the Federal securities laws.

 .........New Jersey Tax-Free will not purchase restricted securities,  which are securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public. This restriction does not apply to restricted securities which are determined to be liquid by the Fund's investment adviser under supervision of the Board of Trustees.

20.......Investment in Municipal Securities

 .........Neither  Short-Intermediate nor  Short-Intermediate-CA  may invest more than  20% of its  total  assets  in  securities  other  than,  in  the  case  of
Short-Intermediate,    municipal    securities,    and    in   the    case    of
Short-Intermediate-CA, California municipal securities (as described under "Description of the Funds - Investment Objectives and Policies" in the Funds'
Prospectus),   unless  extraordinary  circumstances  dictate  a  more  defensive posture.

 .........Florida  High Income will invest,  under normal market  conditions,  at least 80% of its net assets in municipal securities and at least 90% of such assets will be invested in Florida obligations.

21.......Equity Securities

            New Jersey Tax-Free may not purchase equity securities or securities convertible into equity securities.


                            NON FUNDAMENTAL OPERATING POLICIES

 .........Certain  Funds  have  adopted  additional   non-fundamental   operating
policies. Operating policies may be changed by the Board of Trustees without a shareholder vote.

1........Securities Issued by Government Units; Industrial Development Bonds

 .........Short-Intermediate  has  determined  not to invest more than 25% of its total assets (i) in securities issued by governmental units located in any one state, territory or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the U.S. government) or (ii) industrial development bonds not backed by bank letters of credit. In addition, Short-Intermediate-CA has determined not to invest more than 25% of its total assets in industrial development bonds not backed by bank letters of credit.

2........Illiquid Securities.

 .........Florida   Municipal  Bond,   Georgia  Municipal  Bond,  North  Carolina
Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond, High Grade, Short-Intermediate and Short-Intermediate-CA may not invest more than 15% (10% in the case of High Grade) of their net assets in illiquid securities and
other  securities  which  are  not  readily  marketable,   including  repurchase
agreements which have a maturity of longer than seven days, but excluding certain securities and municipal leases determined by the Trustees to be liquid.

3........Other.  In order to comply with certain state blue sky limitations:
         -----

 ...........Each  of  Short-Intermediate  and  Short-Intermediate-CA   interprets
fundamental investment restriction 7 to prohibit investments in oil, gas and mineral leases.

 ...........Each  of  Short-Intermediate  and  Short-Intermediate-CA   interprets
fundamental investment restriction 14 to prohibit investment in real estate limited partnerships which are not readily marketable.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Funds (other than Short-Intermediate, Short-Intermediate-CA and Florida High Income) have no present intention to borrow money or invest in reverse repurchase agreements in excess of 5% of the value of their net assets during the coming fiscal year. The Funds did not invest more than 5% of their net assets in securities of other investment companies in the last fiscal year, and have no present intent to do so during the coming year.


     For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".

 .........High  Grade does not intend to invest more than 25% of the value of its assets in any issuer in a single state.

                                        MANAGEMENT

         The age, address and principal occupation of the Trustees and executive officers of The Evergreen Municipal Trust, the Evergreen Tax Free Trust (formerly, FFB Funds Trust) and Evergreen Investment Trust (formerly, First Union Funds) (each a "Trust") and collectively the "Trust") during the past five years are set forth below.

Laurence B. Ashkin (68), 180 East Pearson Street, Chicago, IL-Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

Foster Bam (69), Greenwich Plaza, Greenwich, CT-Trustee. Partner in the law firm of Cummings and Lockwood since 1968.

James S. Howell (72), 4124 Crossgate Road, Charlotte, NC-Chairman and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

Gerald M. McDonnell (57), 209 East Nucor Rd. Norfolk, NE, NC-Trustee. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988.

Thomas L. McVerry (58), 4419 Parkview Drive, Charlotte, NC-Trustee. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President-Finance and Resources, Rexham Corporation from 1979 to 1990.

William Walt Pettit*(41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC-Trustee. Partner in the law firm Holcomb and Pettit, P.A. since 1990; Attorney, Clontz and Clontz from 1980 to 1990.

Russell A. Salton, III, M.D. (49) 205 Regency Executive Park, Charlott, NC-Trustee. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1995, President, Primary Physician Care from 1990 to 1996.

Michael S. Scofield (53), 212 S. Tryon Street Suite 1280, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since 1969.

Robert J. Jeffries (73), 2118 New Bedford Drive, Sun City Center, FL-Trustee Emeritus. Corporate consultant since 1967.

John J. Pileggi (37), 237 Park Avenue, Suite 910, New York, NY-President and Treasurer. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992.

Joan V. Fiore (40), 237 Park Avenue, Suite 910, New York, NY-Secretary. Managing Director and Counsel, Furman Selz LLC since 1991; Staff Attorney, Securities and Exchange Commission from 1986 to 1991.

     The officers listed above hold the same positions with thirteen investment companies offering a total of forty-three investment funds within the Evergreen mutual fund complex. Messrs. Howell, Salton and Scofield are Trustees of all thirteen investment companies. Messrs. McDonnell, McVerry and Pettit are Trustees of twelve of the investment companies (excluded is Evergreen Variable Trust). Messrs. Ashkin, Bam and Jeffries are Trustees of eleven of the investment companies (excluded are Evergreen Variable Trust and Evergreen Investment Trust).
- --------

     * Mr. Pettit may each be deemed to be an "interested person" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

         The officers of the Trusts are all officers and/or employees of Furman Selz LLC. Furman Selz LLC is an affiliate of Evergreen Funds Distributor, Inc., the distributor of each Class of shares of each Fund.

         The Funds do not pay any direct remuneration to any officer or Trustee who is an "affiliated person" of either First Union National Bank of North Carolina or Evergreen Asset Management Corp. or their affiliates. See "Investment Adviser." Currently, none of the Trustees is an "affiliated person" as defined in the 1940 Act. The Evergreen Municipal Trust and Evergreen Investment Trust pay each Trustee who is not an "affiliated person" an annual retainer and fee per meeting attended, plus expenses. The Evergreen Tax Free Trust pays each Trustee who is not an "affiliated person a fee per meeting attended, plus expenses, as follows:

Name of Trust/Fund                       Annual Retainer   Meeting Fee

The Evergreen Municipal Trust -         $ 4,000*
  Florida High Income                                        $100
  Short-Intermediate                                         $100
  Short-Intermediate-CA                                      $100

Evergreen Investment Trust -            $15,000**          $2,000**
  Florida Municipal Bond
  Georgia Municipal Bond
  North Carolina Municipal Bond
  South Carolina Municipal Bond
  Virginia Municipal Bond
  High Grade

Evergreen Tax Free Trust                $ 0                   $100
   New Jersey Tax-Free
- ------------------------
* Allocated among the Evergreen Money Market Trust, which offers three investment series (Evergreen Money Market Fund, Evergreen Institutional Money Market Fund and Evergreen Institutional Treasury Money Market Fund), and the Evergreen Municipal Trust, which offers five investment series (Evergreen Tax Exempt Money Market Fund, Evergreen Short-Intermediate Municipal Fund, Evergreen Short-Intermediate Municipal Fund-California, Evergreen Florida High Income Municipal Bond Fund and Evergreen Institutional Tax-Exempt Money Market Fund).

** The annual retainer and the per meeting fee paid by Evergreen Investment Trust to each Trustee are allocated among its fourteen series.

         In addition:

(1) Each non-affiliated Trustee is paid a fee of $500 for each special telephonic meeting in which he participates, regardless of the number of Funds for which the meeting is called.

(2) The Chairman of the Board of the Evergreen Group of mutual funds is paid an annual retainer of $5,000, and the Chairman of the Audit Committee is paid an annual retainer of $2,000. These retainers are allocated among all the funds in the Evergreen group of mutual funds, based upon assets.

(3)      Each member of the Audit Committee is paid an annual retainer of $500.

(4) Any individual who has been appointed as a Trustee Emeritus of one or more funds in the Evergreen Group of mutual funds is paid one-half of the fees that are payable to regular Trustees.


         Set fourth below for each of the Trustees is the aggregate compensation paid to such Trustees by each of The Evergreen Municipal Trust and Evergreen Investment Trust for the fiscal year ended August 31, 1996, and by Evergreen Tax Free Trust for the period January 19, 1996 (the date of their election as Trustees )through August 31, 1996:

                                                                   Total
                                                                 Compensation
             Aggregate Compensation From Each Trust               From Trusts
                The Evergreen      Evergreen       Evergreen      & Fund
Name of           Municipal        Investment      Tax Free      Complex Paid
Trustee            Trust            Trust*         Trust          to Trustees

Laurence Ashkin    3,522            -0-               611              26,475

Foster Bam         3,522            -0-               611              26,475

James S. Howell    3,771            22,029            606              53,000

Robert J.
 Jeffries**        2,170            -0-               311              15,238

Gerald M.
 McDonnell         3,447            19,916            606              45,975

Thomas L.
 McVerry           3,537            20,456            606              47,100

William Walt
 Pettit            3,411            19,737            606              45,600

Russell A.
 Salton, III, M.D. 3,411            19,737            606              48,750

Michael S.
 Scofield          3,411            19,737            606              48,750


* Formerly known as First Union Funds.

** Robert J. Jeffries has been serving as a Trustee Emeritus since January 1,
   1996.

     No officer or Trustee of the Trusts owned Class A or B shares of any Fund as of the date hereof. The number and percent of outstanding Class Y shares of of each Fund owned by officers and Trustees as a group on October 10, 1996 is as follows:

                           No. of Shares Owned
                              By Officers and         Ownership by Officers and
                                  Trustees            Trustees as a % of Class &
Name of Fund                     as a Group           as a % of Fund

Florida Municipal Bond             -0-
Georgia Municipal Bond             -0-
North Carolina Municipal Bond     2,213                  .24%
South Carolina Municipal Bond      -0-
Virginia Municipal Bond            -0-
Florida High Income                -0-
High Grade                       410,541                17.50%
Short-Intermediate                15,558                 0.50%
Short-Intermediate-CA              -0-

New Jersey Tax-Free                              -0-


         Set forth below is information with respect to each person, who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of each Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of October 10, 1996.
                                   Name of                No. of     % of
Name and Address                  Fund/Class             Shares     Class/Fund
- ----------------                  ----------             ------     ----------

First Union National Bank of NC      North Carolina      347,331   90.93%/ 5.67%
Trust Accounts                       Municipal Bond/Y
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank of NC      North Carolina       20,039    5.25%/  .33%
Trust Accounts                       Municipal Bond/Y
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001


Fubs & Co. Febo                      South Carolina       16,327   18.78%/ 1.40%
7RK0124218                           Municipal Bond/A
Thomas B. Carr and
Louise R. Carr
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                      South Carolina        5,943   6.84%/   .51%
Charles Dean Turner                  Municipal Bond/A
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                      South Carolina        19,247  22.14%/ 1.65%
Mildred R. Robards                   Municipal Bond/A
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                      South Carolina        5,407   6.22%/   .46%
Warren A. Ransom, Jr.                Municipal Bond/A
Laurie P. Ransom
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                      South Carolina        4,979   5.73%/   .43%
Virginia C. Thomas                   Municipal Bond/A

C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001


Fubs & Co. Febo                      South Carolina       28,220   6.44%/ 2.43%
Ruby B. Motsinger                    Municipal Bond/B
Joseph Glenn Motsinger
Tennants by Common
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank of NC*     South Carolina       225,966 42.00%/ 19.42%
Trust Accounts                       Municipal Bond/Y
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank of NC*     South Carolina       310,535 57.72%/ 26.69%
Trust Accounts                       Municipal Bond/Y
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

Duff M. Green                        Virginia             22,596   7.57%/ 1.66%
c/o First Union National Bank        Municipal Bond/A
301 S. Tryon Street
Charlotte, NC 28288-0001


Fubs & Co. Febo                      Virginia             17,966    6.02%/ 1.32%
David A. Hetzer and                  Municipal Bond/A
Iris L. Hetzer
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001


Fubs & Co. Febo                    Virginia               41,533    6.75%/ 3.05%
Harry S. Williams                  Municipal Bond/B
Patsy Williams
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank of NC*   Virginia              332,285  74.33%/ 24.41%
Trust Accounts                     Municipal Bond/Y
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank of NC*   Virginia              111,321   24.90%/ 8.18%
Trust Accounts                     Municipal Bond/Y
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

Merrill Lynch Pierce Fenner        Florida
Private Client Group               Municipal Bond/A      607,260    5.21%/ 3.81%
C/O FUBS
301 S. Tryon St.
Charlotte, NC 28288

First Union National Bank           Florida            1,179,622   87.83%/ 7.40%
Trust Accounts                      Municipal Bond/Y
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank of NC*    Florida              122,721    9.14%/  .77%
Trust Accounts                      Municipal Bond/Y
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001


Fubs & Co. Febo                     Georgia               11,087    5.23%/ .82%
Yasmin M. Dharamsi                  Municipal Bond/A
Farid M Dharamsi
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                     Georgia               10,828    6.11/.76%
Yasmin M. Dharamsi                  Municipal Bond/A
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. Febo                     Georgia               10,966    5.17%/ .81%
William F. Hill Jr. and             Municipal Bond/A
Marvin Hill
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001


First Union National Bank of NC     Georgia               135,291 79.67%/ 9.95%
Trust Accounts                      Municipal Bond/Y
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank of NC     Georgia                31,929  18.80%/12.35%
Trust Accounts                      Municipal Bond/Y
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank of NC     Fl.High Income        165,822 80.86%/1.68%
Trust Accounts                      Muni Bond/Y
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Bank of NC     Fl.High Income         11,845   5.78%/.12%
Trust Accounts                      Muni Bond/Y
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

Merrill Lynch                       Fl.High Income         789,508 10.52%/8.02%
Trade House Account - Aid           Muni Bond/A
c/o:FUBS & Co. FEBO
301 S.Tryon St.
Charlotte, NC 28288


First Union National Bank of NC     High Grade/Y        515,367    22.07%/ 5.14%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

Foster & Foster                     High Grade/Y        405,595    17.37%/ 4.05%
P.O. Box 1669
c/o Lieber & Co.
2500 Westchester Ave.
Purchase, NY 10577

Fubs & Co. Febo **                Short-Intermediate/A  1,984,127  72.66%/28.87%
Irwin Belk
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001


Fubs & Co. FBO                    Short-Intermediate/B   37,083      5.40%/ .54%
Mark E. Smith
Melissa A. Smith JT TEN
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

Fubs & Co. FBO                    Short-Intermediate/B   48,961      7.13%/ .71%
Carl R. Nodine and
Linda F. Nodine
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union National Band/EB/INT  Short-Intermediate/Y   417,133    12.07%/6.07%
Trust Account
Attn: Trust Operation Fund Group
401 S. Tryon St.
Charlotte, NC 28202-1911



Fubs & Co. Febo                 New Jersey Tax-Free/Y   649,557   76.42%/15.57%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
C/O First Union National Bank
401 S. Tryon Street
Charlotte, NC 28202-1911

Fubs & Co. Febo                 New Jersey Tax-Free/Y   200,425   23.58%/4.80%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28288-0001

Fubs & Co. Febo                 New Jersey Tax-Free/B   26,116     8.82%/ 63%
Dominick J. Huster and
Grace D. Huster
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC 28288-0001

Fubs & Co. Febo                 New Jersey Tax-Free/B    18,978    6.41%/45%
Ralph Gangemi and
Alice Gangemi
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC 28288-0001



         First Union National Bank of North Carolina and its affiliates act in various capacities for numerous accounts. As a result of its ownership on October 10, 1996, it may be deemed to "control" the Funds listed below, as that term is defined in the 1940 Act.

Fund                     % of Ownership - Class    % of Ownership - Fund
----                     ----------------------    ---------------------

Evergreen VA Muni Bond      99.23% - Class(Y)         32.59%
Evergreen SC Muni Bond      84.08% - Class(Y)         46.12%

** As a result of his ownership of 72.66% of Class A shares and 28.87% overall of Evergreen Short-Intermediate Municipal Fund on October 10, 1996, Irwin Belk may be deemed to "control" the Fund as that each term is defined in the 1940 Act.



                               INVESTMENT ADVISERS

      (See also "Management of the Funds" in each Fund's Prospectus)

     The investment adviser of Short-Intermediate and Short-Intermediate-CA is Evergreen Asset Management Corp., a New York corporation, with offices at 2500 Westchester Avenue, Purchase, New York ("Evergreen Asset" or the "Adviser"). Evergreen Asset is owned by First Union National Bank of North Carolina ("FUNB" or the "Adviser") which, in turn, is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered in Charlotte, North Carolina. The investment adviser of Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond, Florida High Income and High Grade is FUNB which provides investment advisory services through its Capital Management Group. The Directors of Evergreen Asset are Richard K. Wagoner and Barbara I. Colvin. The executive officers of Evergreen Asset are Stephen A. Lieber, Chairman and Co-Chief Executive Officer, Nola Maddox Falcone, President and Co-Chief Executive Officer and Theodore J. Israel, Jr., Executive Vice President.

         On June 30, 1994, Evergreen Asset and Lieber and Company ("Lieber") were acquired by First Union through certain of its subsidiaries. Evergreen Asset was acquired by FUNB, a wholly-owned subsidiary (except for directors'
qualifying shares) of First Union, by merger into EAMC Corporation ("EAMC") a wholly-owned subsidiary of FUNB. EAMC then assumed the name "Evergreen Asset Management Corp." and succeeded to the business of Evergreen Asset. Contemporaneously with the succession of EAMC to the business of Evergreen Asset and its assumption of the name "Evergreen Asset Management Corp.", Short-Intermediate and Short-Intermediate-CA entered into a new investment advisory agreement with EAMC and into a distribution agreement with Evergreen Funds Distributor, Inc. (the "Distributor"), an affiliate of Furman Selz LLC. At that time, EAMC also entered into a new sub-advisory agreement with Lieber pursuant to which Lieber provides certain services to Evergreen Asset in connection with its duties as investment adviser.

         The partnership interests in Lieber, a New York general partnership, were acquired by Lieber I Corp. and Lieber II Corp., which are both wholly-owned subsidiaries of FUNB. The business of Lieber is being continued. The new advisory and sub-advisory agreements were approved by the shareholders of Short-Intermediate and Short-Intermediate-CA at their meeting held on June 23, 1994, and became effective on June 30, 1994. Florida High Income, which commenced operations on June 30, 1995, entered into an advisory agreement with FUNB on June 30, 1995.

     Prior to January 1, 1996, First Fidelity Bank, N.A. ("First Fidelity") acted as investment adviser to New Jersey Tax-Free. On June 18, 1995, First Union entered into an Agreement and Plan of Merger (the "Merger Agreement") with First Fidelity Bancorporation ("FFB"), the corporate parent of First Fidelity which provided, among other things, for the merger (the "Merger") of FFB with and into a wholly-owned subsidiary of First Union. The Merger was consummated on January 1, 1996. As a result of the Merger, FUNB and Evergreen Asset, succeeded to the investment advisory and administrative functions currently performed by various units of First Fidelity.

     Under its Investment Advisory Agreement with each Fund, each Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, each Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining their registration under the Securities Act of 1933, as amended, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, share certificates, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholder meetings and reports to shareholders. Notwithstanding the foregoing, each Adviser will pay the costs of printing and distributing prospectuses used for prospective shareholders.

         The method of computing the investment advisory fee for each Fund is described in such Fund's Prospectus. The advisory fees paid by each Fund for the three most recent fiscal periods reflected in its registration statement are set forth below:


FLORIDA MUNICIPAL
BOND                 Year Ended   Period Ended   Year Ended
                     8/31/96         8/31/95      12/31/94
Advisory Fee         $803,741         $243,413        $171,732

Waiver               (321,496)        (73,661)       (171,732)
                      --------        --------     ---------
Net Advisory Fee      482,245        169,752        $   0
                     =========      ==========    ==========
Expense
Reimbursement        (152,334)      (46,864)        (90,218)
                     --------        --------      ---------

GEORGIA MUNICIPAL
BOND                Year Ended     Period Ended   Year Ended
                    8/31/96           8/31/95      12/31/94
Advisory Fee        $63,102          $ 32,646         $36,674

Waiver              (63,102)         (32,646)        (36,674)
                    --------         --------        --------
Net Advisory Fee    $    0            $   0           $   0

                    ========        ========       =========
Expense
Reimbursement       (176,832)       (105,409)       (189,746)
                   ----------       ---------

NEW JERSEY
TAX FREE           Year Ended      Period Ended   Year Ended
                   8/31/96          2/28/96       2/28/95
Advisory Fee       $107,212         $190,195      $191,038

Waiver             (107,212)      (190,195)        (191,038)
                   ----------     ---------         --------
Net Advisory Fee   $   0           $      0         $      0
                   ==========       ==========    ==========
Expense
Reimbursement     ($47,673)          $ 63,918      $107,952
                   ---------        ----------    ----------

NORTH CAROLINA
MUNICIPAL BOND     Year Ended      Period Ended    Year Ended
                   8/31/96           8/31/95        12/31/94
Advisory Fee       $306,892         $190,284         $287,040

Waiver             (164,001)        (132,051)        (193,158)
                   ---------        ---------        ---------
Net Advisory Fee   $142,891         $ 58,233          $93,882
                   ==========       ==========    ==========
Expense
Reimbursement         -0-           -0-           (28,121)
                   ---------        ----------    ----------

SOUTH CAROLINA
MUNICIPAL BOND    Year Ended        Period Ended       Year Ended
                   8/31/96           8/31/95            12/31/94
Advisory Fee      $ 40,781          $ 13,154             $8,905

Waiver            (40,781)           (13,154)            (8,905)
                  --------           --------            --------
Net Advisory Fee     $ 0             $  0               $   0
                  ========           ========           ========
Expense
Reimbursement     (213,820)          (144,430)          (177,387)
                  ---------           ---------         ----------


VIRGINIA
MUNICIPAL BOND    Year Ended   Period Ended    Year Ended
                  8/31/96         8/31/95      12/31/94
Advisory Fee     $51,952          $ 23,156       $24,942

Waiver           (51,952)        ($ 23,156)      ($24,942)
Net Advisory Fee       0                0              0
                  ========       ========        ========
Expense
Reimbursement    (209,667)       (120,876)      (205,073)
                  ---------      ---------       --------


FLORIDA HIGH
INCOME           Year Ended       Year Ended
                 8/31/96          8/31/95
Advisory Fee     $477,128         $123,320

Waiver          (238,564)          (71,690)
                ---------          --------
Net Advisory Fee 238,564           $ 51,630
                ========           ========
Expense
Reimbursement          0             0


HIGH GRADE         Year Ended    Period Ended  Year Ended
                   8/31/96          8/31/95     12/31/94
Advisory Fee      $575,456          $338,767    $599,854

Waiver            (228,548)        ( 20,456)   (16,091)
                  ---------        ---------   --------
Net Advisory Fee   346,908         $318,311    $583,763
                   =========      =========   ==========


SHORT-INTERMEDIATE   Year Ended   Year Ended  Year Ended
                     8/31/96      8/31/95      8/31/94
Advisory Fee         $287,149     $263,947      $301,565

Waiver              (109,619)     ( 63,612)     (150,194)
                     ---------    ---------     --------
Net Advisory Fee     177,530       $200,335      $151,371
                    ========      ========     ========
Expense
Reimbursement       (30,962)      ( 28,521)     $      0
                    --------      --------      -------

SHORT-INTERMEDIATE-
CA                   Year Ended   Year Ended   Year Ended
                     8/31/96      8/31/95      8/31/94
Advisory Fee         $109,714     $134,625     $164,447

Waiver               (49,870)    ( 48,955)    (129,952)
                     -------     --------     ---------
Net Advisory Fee     $59,844     $ 85,670      $34,495
                     =======      =======      =======
Expense
Reimbursement              0       0            0
                     --------     -------       ------


         South Carolina Municipal Bond and Florida High Grade commenced operations on January 4, 1994, and June 30, 1995, respectively, and, therefore, the first year's figures set forth in the table above reflect investment advisory fees paid for the period from commencement of operations through December 31, 1994 for South Carolina Municipal Bond and, with respect to Florida High Income, for the period from commencement of operations through August 31, 1995.


Expense Limitations

         With respect to Short-Intermediate and Short-Intermediate CA, Evergreen

Asset has agreed to reimburse each Fund to the extent that the Fund's aggregate operating expenses (including the Adviser's fee but excluding interest, taxes, brokerage commissions and extraordinary expenses, and, for Class A and Class B shares Rule 12b-1 distribution fees and shareholder servicing fees payable) exceed 1% of its average net assets for any fiscal year.

     The Investment Advisory Agreements are terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of each Fund's outstanding shares, or by a vote of a majority of each Trust's Trustees or by the respective Adviser. The Investment Advisory Agreements will automatically terminate in the event of their assignment. Each Investment Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder. The Investment Advisory Agreements with respect to Florida High Income, Short-Intermediate and Short-Intermediate-CA were approved by each Fund's shareholders on June 23, 1994, became effective on June 30, 1994, (June 30, 1995 with respect to Florida High Income) was last approved on February 8,1996, and will continue in effect until April 30, 1997, (June 30, 1997 with respect to Florida High Income) and thereafter from year to year provided that their continuance is approved annually by a vote of a majority of the Trustees of each Trust including a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting duly called for the purpose of voting on such approval or a majority of the outstanding voting shares of each Fund. With respect to Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade, the Investment Advisory Agreement dated February 28, 1985 and amended from time to time thereafter was last approved by the Trustees of Evergreen Investment Trust (formerly, First Union Funds) on February 8, 1996 and it will continue in effect until April 30, 1997 and from year to year with respect to each Fund provided that such continuance is approved annually by a vote of a majority of the Trustees of Evergreen Investment Trust including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of each Fund. With respect to New Jersey Tax Free, the Investment Advisory Agreement dated January 1, 1996 was first approved by the shareholders of the Fund on December 12, 1995 and will continue until January 1, 1998 and from year to year with respect to the Fund provided that such continuance is approved annually by a vote of a majority of the Trustees of Evergreen Tax Free Trust including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of the Fund.

         Certain other clients of each Adviser may have investment objectives and policies similar to those of the Funds. Each Adviser (including the sub-adviser) may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of each Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including one or more of the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

         Although the investment objectives of the Funds are not the same, and their investment decisions are made independently of each other, they rely upon the same resources for investment advice and recommendations. Therefore, on occasion, when a particular security meets the different investment objectives of the various Funds, they may simultaneously purchase or sell the same security. This could have a detrimental effect on the price and quantity of the security available to each Fund. If simultaneous transactions occur, the Adviser attempts to allocate the securities, both as to price and quantity, in accordance with a method deemed equitable to each Fund and consistent with their different investment objectives. In some cases, simultaneous purchases or sales could have a beneficial effect, in that the ability of one Fund to participate in volume transactions may produce better executions for that Fund.

         Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and the other registered investment companies for which either Evergreen Asset or FUNB acts as investment adviser or between the Fund and any advisory clients of Evergreen Asset, FUNB or Lieber. Each Fund may from time to time engage in such transactions but only in accordance with these procedures and if they are equitable to each participant and consistent with each participant's investment objectives.

     Prior to July 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provided legal, accounting and other administrative personnel and support services to each of the portfolios of Evergreen Investment Trust. The Trust paid a fee for such services at the following annual rate: .15% on the first $250 million average daily net assets of the Trust; .125% on the next $250 million; .10% on the next $250 million and .075% on assets in excess of $250 million. On July 1, 1995, Evergreen Asset commenced providing administrative services to each of the portfolios of Evergreen Investment Trust and on January 19, 1996 Evergreen Asset commenced providing administrative services to each of the portfolios of Evergreen Tax Free Trust for a fee based on the average daily net assets of each fund administered by Evergreen Asset for which Evergreen Asset or FUNB also serves as investment adviser, calculated daily and payable monthly at the following annual rates: .050% on the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion.

         Prior to January 1, 1996, Furman Selz LLC acted as administrator for New Jersey Tax Free. For the fiscal years ended February 28, 1994, 1995 and the fiscal period ended January 18, 1996, Furman Selz LLC waived its entire administrative fee.

         Furman Selz LLC, an affiliate of the Distributor, serves as sub-administrator to Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond, High Grade and New Jersey Tax Free and is entitled to receive a fee from each Fund calculated on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which FUNB or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule:

 .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of mutual funds administered by Evergreen Asset for which Evergreen Asset or FUNB serve as investment adviser as of September 30, 1996 were approximately $16 billion.


     For the fiscal year ended August 31, 1996, the fiscal period ended August 31, 1995, and the year ended December 31, 1994 Florida Municipal Bond incurred $81,881, $38,751 and $75,397 respectively, in administrative service costs, all of which were voluntarily waived for the year ended December 31, 1994. For the fiscal year ended August 31, 1996, the fiscal period ended August 31, 1995 and the fiscal year ended December 31, 1994, Georgia Municipal Bond incurred $4,159, $3,901 and $75,479, respectively, in administrative service costs, all of which were voluntarily waived. For the fiscal year ended August 31, 1996, the fiscal period ended August 31, 1995 and the fiscal year ended December 31, 1994, North Carolina Municipal Bond incurred $31,447, $23,309 and $75,476, respectively, in administrative service costs, of which $ 0, $0 and $28,121, respectively were voluntarily waived. For the fiscal year ended August 31, 1996, the fiscal period ended August 31, 1995, and the period January 3, 1994 (commencement of operations) to December 31, 1994, South Carolina Municipal Bond incurred $4,123, $1,451 and $104,356, respectively in administrative service costs, all of which were voluntarily waived. For the fiscal year ended August 31, 1996, the fiscal period ended August 31, 1995 and the fiscal year ended December 31, 1994, Virginia Municipal Bond incurred $5,136, $2,701 and $75,479 ,respectively, in administrative service costs, all of which were voluntarily waived. For the fiscal year ended August 31, 1996, the fiscal period ended August 31, 1995 and the fiscal year ended December 31, 1994, High Grade incurred $59,073, $50,406 and $101,004, respectively, in administrative service costs. For the fiscal period from January 19, 1996 through August 31, 1996 New Jersey Tax-Free incurred $9,468, in administrative service costs.

                              DISTRIBUTION PLANS

         Reference is made to "Management of the Funds - Distribution Plans and Agreements" in the Prospectus of each Fund for additional disclosure regarding the Funds' distribution arrangements. Distribution fees are accrued daily and paid monthly on the Class A and B shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A and Class B shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of each Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of Trustees who are not "interested persons" of each Trust (as defined in the 1940 Act) are committed to the discretion of such disinterested Trustees then in office.

         Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

     Short-Intermediate and Short-Intermediate-CA commenced offering Class A and Class B shares on January 3, 1995 and Florida High Income commenced offering Class A and Class B shares on June 30, 1995. Each Plan with respect to such Funds became effective on December 30, 1994 (June 30, 1995 with respect to Florida High Income) and was initially approved by the sole shareholder of each Class of shares of each Fund with respect to which a Plan was adopted on that date and by the unanimous vote of the Trustees of each Trust, including the disinterested Trustees voting separately, at a meeting called for that purpose and held on December 13, 1994 (April 20, 1995 with respect to Florida High Income). The Distribution Agreements between each Fund and the Distributor, pursuant to which distribution fees are paid under the Plans by each Fund with respect to its Class A and Class B shares were also approved at the December 13, 1994 (April 20, 1995 with respect to Florida High Income) meeting by the unanimous vote of the Trustees, including the disinterested Trustees voting separately. Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of each Trust or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Class, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as Trustees of the Trust) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.


         Prior to July 7, 1995, Federated Securities Corp., a subsidiary of Federated Investors, served as the distributor for Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade as well as other portfolios of Evergreen Investment Trust. The Distribution Agreements between each Fund and the Distributor pursuant to which distribution fees are paid under the Plans by each Fund with respect to its Class A and Class B shares were approved on April 20, 1995 by the unanimous vote of the Trustees including the disinterested Trustees voting separately.

         New Jersey Tax-Free commenced offering Class B shares on January 19, 1996. Prior to January 19, 1996, FFB Funds Distributor, Inc. served as distributor to New Jersey Tax-Free. The Distribution Agreement between New Jersey Tax-Free and the Distributor pursuant to which distribution fees are paid under the Plan by New Jersey Tax-Free with respect to its Class A and Class B shares was approved on January 19, 1996, by the unanimous vote of the Trustees including the disinterested Trustees voting separately.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A and Class B shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A and Class B shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A and Class B shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A and Class B shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A and Class B shares.

         In addition to the Plans, Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond, High Grade and New Jersey Tax-Free have each adopted a Shareholder Services Plan whereby shareholder servicing agents may receive fees from the Fund for providing services which include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemptions of Class B shares of the Fund.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of a Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. With respect to Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade, amendments to the Shareholder Services Plan require a majority vote of the disinterested Trustees but do not require a shareholders vote. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (a) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the Trustees who are not "interested persons" as defined in the 1940 Act, or (b) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

Fees Paid Pursuant To Distribution Plans. The Funds incurred the following distribution services fee:

Florida  Municipal  Bond.  For the fiscal  period from  January 1, 1995  through
August 31, 1995, and the fiscal year ended August 31, 1996, $59,721 and $240,978, respectively, on behalf of Class A shares; and $28,054 and $215,869, respectively, on behalf of Class B shares.

Georgia Municipal Bond. For the fiscal period from January 1, 1995 through August 31, 1995, and the fiscal year ended August 31, 1996, $2,856 and $5,047, respectively, on behalf of Class A shares; and $37,476 and $63,447, respectively, on behalf of Class B shares.

North Carolina Municipal Bond. For the fiscal period from January 1, 1995 through August 31, 1995,and the fiscal year ended August 31, 1996, $13,739 and $20,833, respectively, on behalf of Class A shares; and $239,789 and $375,352, respectively, on behalf of Class B shares.

South Carolina Municipal Bond. For the fiscal period from January 1, 1995 through August 31, 1995,and the fiscal year ended August 31, 1996, $788 and
$1,917, respectively, on behalf of Class A shares; and $15,094 and $29,922, respectively, on behalf of Class B shares.

Virginia Municipal Bond. For the fiscal period from January 1, 1995 through August 31, 1995,and the fiscal year ended August 31, 1996, $3,127 and $6,048, respectively, on behalf of Class A shares; and $22,700 and $43,430, respectively, on behalf of Class B shares.

High Grade. For the fiscal period from January 1, 1995 through August 31, 1995, and the fiscal year ended August 31, 1996, $97,996 and $138,927, respectively, on behalf of Class A shares; and $167,706 and $258,074, respectively, on behalf of Class B shares.

New Jersey Tax-Free. For the fiscal periods from March 1, 1995 through February 29, 1996, and March 1, 1996 through August 31, 1996, $11,178 and $42,308, respectively, on behalf of Class A shares; and $87 and $5,865 for the period from January 19, 1996 through February 29, 1996 and March 1, 1996.


Short-Intermediate. For the fiscal period from January 3, 1995 through August 31, 1995, and the fiscal year ended August 31, 1996, $4,106 and $13,347, respectively, on behalf of Class A shares; and $20,584 and $52,375, respectively, on behalf of Class B shares.

Short-Intermediate-CA. For the fiscal period from January 3, 1995 through August 31, 1995,and the fiscal year ended August 31, 1996, $0 and $0, respectively, on behalf of Class A shares; and $0 and $0, respectively, on behalf of Class B shares.

Florida High Income. For the fiscal period from June 30, 1995 through August 31, 1995, and the fiscal year ended August 31, 1996, $41,690 and $169,651, respectively, on behalf of Class A shares; and $1,565 and $80,050, respectively, on behalf of Class B shares.

Fee Paid Pursuant To Shareholder Services Plans.The Funds incurred the following shareholder services fees:

Florida Municipal Bond. For the fiscal period from January 1, 1995 through August 31, 1995, and the fiscal year ended August 31, 1996, $9,351 and $71,956, respectively, on behalf of Class B shares.

Georgia Municipal Bond. For the fiscal period from January 1, 1995 through August 31, 1995, and the fiscal year ended August 31, 1996, $12,492 and $21,149, respectively, on behalf of Class B shares.

North Carolina Municipal Bond. For the fiscal period from January 1, 1995 through August 31, 1995, and the fiscal year ended August 31, 1996, $79,930 and $125,117, respectively, on behalf of Class B shares.

South Carolina Municipal Bond. For the fiscal period from January 1, 1995 through August 31, 1995, and the fiscal year ended August 31, 1996, $5,031 and $9,974, respectively, on behalf of Class B shares.

Virginia Municipal Bond. For the fiscal period from January 1, 1995 through August 31, 1995, and the fiscal year ended August 31, 1996, $7,567 and $14,476, respectively, on behalf of Class B shares.

High Grade. For the fiscal period from January 1, 1995 through August 31, 1995, and the fiscal year ended August 31, 1996, $55,902 and $86,025, respectively, on behalf of Class B shares.

Florida High Income. For the fiscal period from July 10, 1995 through August 31, 1995 and for the fiscal year ended August 31, 1996, $522 and $26,683, respectively, on behalf of Class B shares.

Short Intermediate. For the fiscal period from January 5, 1995 and the fiscal year ended August 31, 1996, $6861 and $17,458, respectively, on behalf of Class B shares.

New Jersey Tax-Free. For the fiscal period January 30, 1996 through February 29, 1996 and March 1, 1996 throuth August 31, 1996, $29 and $1,949 on behalf of Class B shares.

                              ALLOCATION OF BROKERAGE

         Decisions regarding each Fund's portfolio are made by its Adviser, subject to the supervision and control of the Trustees. Orders for the purchase and sale of securities and other investments are placed by employees of the Adviser, all of whom, in the case of Evergreen Asset, are associated with Lieber. In general, the same individuals perform the same functions for the other funds managed by the Adviser. A Fund will not effect any brokerage transactions with any broker or dealer affiliated directly or indirectly with the Adviser unless such transactions are fair and reasonable, under the circumstances, to the Fund's shareholders. Circumstances that may indicate that such transactions are fair or reasonable include the frequency of such transactions, the selection process and the commissions payable in connection with such transactions.

         It is anticipated that most of the Funds purchase and sale transactions will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between bid and ask prices.

         In selecting firms to effect securities transactions, the primary consideration of each Fund shall be prompt execution at the most favorable price. A Fund will also consider such factors as the price of the securities and the size and difficulty of execution of the order. If these objectives may be met with more than one firm, the Fund will also consider the availability of statistical and investment data and economic facts and opinions helpful to the Fund. To the extent that receipt of these services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

         Except with respect to North Carolina Municipal Bond, the transactions in which the Funds engage do not involve the payment of brokerage commissions and are executed with dealers other than Lieber. For the fiscal year ended August 31, 1996, the fiscal period ended August 31, 1995 and the fiscal year ended December 31, 1994, North Carolina Municipal Bond paid $10, $ 0 and $ 1,250, respectively, in commissions on brokerage transactions.


                           ADDITIONAL TAX INFORMATION
                       (See also "Taxes" in the Prospectus)

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (b) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months; and
(c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

         Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any). Any dividends received by a Fund from domestic corporations will constitute a portion of the Fund's gross investment income. It is anticipated that this portion of the dividends paid by a Fund (other than distributions of securities profits) will qualify for the 70% dividends-received deduction for corporations. Shareholders will be informed of the amounts of dividends which so qualify.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income. Such distributions are not eligible for the dividends-received deduction. Any loss recognized upon the sale of shares of a Fund held by a shareholder for six months or less will be treated as a long-term capital loss to the extent that the shareholder received a long-term capital gain distribution with respect to such shares.

         Distributions of investment company taxable income and any net short-term capital gains will be taxable as ordinary income as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         Distributions by each Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

         Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gains or losses will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

     Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

     The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


Special Tax Considerations

         To the extent that the Fund distributes exempt interest dividends to a shareholder, interest on indebtedness incurred or continued by such shareholder to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by "private activity" bonds (some of which were formerly referred to as "industrial development" bonds) should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds.

         The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.


                                      NET ASSET VALUE

         The following information supplements that set forth in each Fund's Prospectus under the subheading "How to Buy Shares - How the Funds Value Their Shares" in the Section entitled "Purchase and Redemption of Shares".

         The public offering price of shares of a Fund is its net asset value, plus, in the case of Class A shares, a sales charge which will vary depending on the purchase alternative chosen by the investor, as more fully described in the Prospectus. See "Purchase of Shares - Class A Shares - Front-End Sales Charge Alternative. " On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which a Fund invests might materially affect the value of Fund shares, the per share net asset value of each such Fund is computed in accordance with the Declaration of Trust and By-Laws governing each Fund as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday. For each Fund, securities for which the primary market is on a domestic or foreign exchange and over-the-counter securities admitted to trading on the NASDAQ National List are valued at the last quoted sale or, if no sale, at the mean of closing bid and asked price and portfolio bonds are presently valued by a recognized pricing service when such prices are believed to reflect the fair value of the security. Over-the-counter securities not included in the NASDAQ National List for which market quotations are readily available are valued at a price quoted by one or more brokers. If accurate quotations are not available, securities will be valued at fair value determined in good faith by the Board of Trustees.

         The respective per share net asset values of the Class A, Class B and Class Y shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B shares may be lower than the per share net asset value of the Class A shares (and, in turn, that of Class A shares may be lower than Class Y shares) as a result of the greater daily expense accruals, relative to Class A and Class Y shares, of Class B shares relating to distribution services fees (and, with respect to Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax-Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond, Florida High Income and High Grade, shareholder service fee) and, to the extent applicable, transfer agency fees and the fact that Class Y shares bear no additional distribution, shareholder service or transfer agency related fees. While it is expected that, in the event each Class of shares of a Fund realizes net investment income or does not realize a net operating loss for a period, the per share net asset values of the three classes will tend to converge immediately after the payment of dividends, which dividends will differ by approximately the amount of the expense accrual differential among the Classes, there is no assurance that this will be the case. In the event one or more Classes of a Fund experiences a net operating loss for any fiscal period, the net asset value per share of such Class or Classes will remain lower than that of Classes that incurred lower expenses for the period.


                                 PURCHASE OF SHARES

         The following information supplements that set forth in each Prospectus under the heading "Purchase and Redemption of Shares - How To Buy Shares".

General

         Shares of each Fund will be offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase (the "front-end sales charge alternative"), or with a contingent deferred sales charge (the deferred sales charge alternative"), as described below. Class Y shares which, as described below, are not offered to the general public, are offered without any front-end or contingent sales charges. Shares of each Fund are offered on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Distributor ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Distributor ("selected agents"), or (iii) the Distributor. The minimum for initial investments is $1,000; there is no minimum for subsequent investments. The subscriber may use the Share Purchase Application available from the Distributor for his or her initial investment. Sales personnel of selected dealers and agents distributing a Fund's shares may receive differing compensation for selling Class A or Class B shares.

         Investors may purchase shares of a Fund in the United States either through selected dealers or agents or directly through the Distributor. A Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined (plus for Class A shares, the applicable sales charges), as described below. Orders received by the Distributor prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus for Class A shares the sales charges). In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to the Distributor prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of shares of a Fund, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Share Purchase Application. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("ACH"). If a shareholder's telephone purchase request is received before 3:00 p.m. New York time on a Fund business day, the order to purchase shares is automatically placed the same Fund business day for non-money market funds, and two days following the day the order is received for money market funds, and the applicable public offering price will be the public offering price determined as of the close of business on such business day. Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to a Fund, stock certificates representing shares of a Fund are not issued for any class of shares of any Fund. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates.


Alternative Purchase Arrangements

         Each Fund issues three classes of shares: (i) Class A shares, which are sold to investors choosing the front-end sales charge alternative; (ii) Class B shares, which are sold to investors choosing the deferred sales charge alternative; and (iii) Class Y shares, which are offered only to (a) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset, (b) certain investment advisory clients of the Advisers and their affiliates, and (c) institutional investors. The three classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (I) only Class A and Class B shares are subject to a Rule 12b-1 distribution fee, (II) Class B shares of Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax- Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade are subject to a shareholder service fee,
(III) Class A shares bear the expense of the front-end sales charge and Class B shares bear the expense of the deferred sales charge, (IV) Class B shares bear the expense of a higher Rule 12b-1 distribution services fee and shareholder service fee than Class A shares and higher transfer agency costs, (V) with the exception of Class Y shares, each Class of each Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services (and, to the extent applicable, shareholder service) fee is paid which relates to a specific Class and other matters for which separate Class voting is appropriate under applicable law, provided that, if the Fund submits to a simultaneous vote of Class A and Class B shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, the Class A shareholders and the Class B shareholders will vote separately by Class, and (VI) only the Class B shares are subject to a conversion feature. Each Class has different exchange privileges and certain different shareholder service options available.

         The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services (and, to the extent applicable, shareholder service) fee and contingent deferred sales charges on Class B shares prior to conversion would be less than the front-end sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class B shares will normally not be suitable for the investor who qualifies to purchase Class A shares at the lowest applicable sales charge. For this reason, the Distributor will reject any order (except orders for Class B shares from certain retirement plans) for more than $2,500,000 for Class B shares.

         Class A shares are subject to a lower distribution services fee and no shareholder service fee and, accordingly, pay correspondingly higher dividends per share than Class B shares. However, because front-end sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced front-end sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution (and, to the extent applicable, shareholder service) charges on Class B shares may exceed the front-end sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such front-end sales charges, not all their funds will be invested initially.

         Other investors might determine, however, that it would be more advantageous to purchase Class B shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution services (and, to the extent applicable, shareholder service) fees and being subject to a contingent deferred sales charge for a seven-year period. For example, based on current fees and expenses, an investor subject to the 4.75% front-end sales charge imposed by the Evergreen Equity and Long-Term Bond Funds, (i.e., Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax-Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond, Florida High Income and High Grade)or the 3.25% front end sales charge imposed by the Evergreen Intermediate and Short-Term Bond Funds (i.e., Short-Intermediate and Short-Intermediate-CA) would have to hold his or her investment approximately seven years for the Class B distribution services (and, to the extent applicable, shareholders service) fees to exceed the front-end sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class B distribution services (and, to the extent applicable, shareholder service) fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

         With respect to each Fund, the Trustees have determined that currently no conflict of interest exists between or among the Class A, Class B and Class Y shares. On an ongoing basis, the Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Front-end Sales Charge Alternative--Class A Shares

         The public offering price of Class A shares for purchasers choosing the front-end sales charge alternative is the net asset value plus a sales charge as set forth in the Prospectus for each Fund.

         Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The Fund receives the entire net asset value of its Class A shares sold to investors. The Distributor's commission is the sales charge set forth in the Prospectus for each Fund, less any applicable discount or commission "reallowed" to selected dealers and agents. The Distributor will reallow discounts to selected dealers and agents in the amounts indicated in the table in the

Prospectus. In this regard, the Distributor may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Distributor.

         Set forth below is an example of the method of  computing  the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares of a Fund aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of Class A shares of each Fund at the end of each Fund's latest fiscal year.
                 Net     Per Share                 Offering
                Asset   Sales                     Price
                Value   Charge         Date       Per Share

Florida
Municipal
Bond             $ 9.70    $.48         8/31/96    $10.18

Georgia
Municipal
Bond             $ 9.57    $.48         8/31/96    $10.05

New Jersey       $10.75    $.54         8/31/96    $ 11.29
Tax-Free

North Carolina
Municipal Bond   $ 9.98    $.50         8/31/96    $10.48

South Carolina
Municipal Bond   $ 9.69    $.48         8/31/96    $10.17

Virginia
Municipal
Bond             $ 9.68    $.48         8/31/96    $10.16

Florida
High Income      $10.42    $.52         8/31/96    $10.94

High Grade       $10.72    $.53         8/31/96    $11.25


Short-
Intermediate     $10.08    $.34         8/31/96    $10.42

Short-
Intermediate-
CA               $ 9.98    $.34         8/31/96    $10.32


         Prior to January 3, 1995, shares of Short-Intermediate and Short-Intermediate-CA were offered exclusively on a no-load basis and, accordingly, no underwriting commissions were paid in respect of sales of shares of the Funds or retained by the Distributor. In addition, since Class B shares were not offered prior to January 3, 1995, contingent deferred sales charges have been paid to the Distributor with respect to Class B shares only since January

3, 1995.

         With respect to Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade for the periods indicated, the following commissions were paid to and amounts were retained by Federated Securities Corp. through July 6, 1995, which until such date was the principal underwriter of the portfolios of Evergreen Investment Trust. For the period from July 7, 1995 through August 31, 1995, and the fiscal year ended August 31, 1996, commissions were paid to and amounts were retained by the current Distributor as noted below :

                          Fiscal Year     Period From    Period From  Year Ended
                          Ended 8/31/96   7/7/95-8/31/95 1/1/95-7/6/95 12/31/94

FLORIDA MUNICIPAL BOND
  Commissions Received    $49,589         $ 23,324       $ 64,431     $ 2,000
  Commissions Retained      5,996            2,747          1,554        ___

GEORGIA MUNICIPAL BOND
  Commissions Received    $7,300          $ 9,947        $ 46,263     $103,000
  Commissions Retained       875            1,747           2,473        6,000

VIRGINIA MUNICIPAL BOND
  Commissions Received    $20,400         $ 4,340        $ 41,373     $ 62,000
  Commissions Retained      2,033             533           1,787        6,000

HIGH GRADE
  Commissions Received    $73,014.20      $ 5,767        $ 29,154      $ 82,000
  Commissions Retained      9,050.09          712           1,515         5,000


NORTH CAROLINA MUNICIPAL
BOND
  Commissions Received    $16,557         $ 5,238        $117,937     $210,000
  Commissions Retained      2,228             637           7,206        3,000


                         Fiscal Year    Period From     Period From  Period From
                         Ended 8/31/96  7/7/95-8/31-95  1/1/95-7/6/95 1/3/94-
                                                                      12/31/94

SOUTH CAROLINA MUNICIPAL
BOND
 Commissions Received    $1,447         $ 853           $ 34,388      $34,000
 Commissions Retained       154            98              3,497        5,000

         With respect to New Jersey Tax-Free, the following commissions were paid to and amounts were retained by FFB Funds Distributor, Inc. through January 19, 1996, which until such date was the principal underwriter of portfolios of Evergreen Tax Free Trust (formerly FFB Funds Trust). For the period from January 20, 1996, through August 31, 1996, commissions were paid to and amounts were retained by the current Distributor as noted below:

                                    Period From               Period From
                                    3/1/96-8/31/96            1/20/96-2/29/96

New Jersey Tax-Free
 Commissions Received                $25,644                  $ 5,982
 Commissions Retained                $ 2,316                  $   650

         With respect to Florida High Income, for the period from June 30, 1995 (commencement of offering of Class A shares) through August 31, 1995, and the fiscal year ended August 31, 1996, commissions were paid to and amounts were retained by the current Distributor as noted below:

                                    Fiscal Year               Period From
                                    Ended 8/31/96             6/30/95-8/31/95

FLORIDA HIGH INCOME
 Commissions Received               $276,615                  $196,614
 Commissions Retained               $ 29,467                  $ 24,672

         With respect to Short-Intermediate and Short-Intermediate-CA, for the period from January 3, 1995 (commencement of offering of Class A shares) through August 31, 1995, and the fiscal year ended August 31, 1996, commissions were paid to and amounts were retained by the current Distributor as noted below:

                                    Fiscal Year               Period From
                                    Ended 8/31/96             1/5/95-8/31/95

SHORT-INTERMEDIATE
 Commissions Received               $33,816                   $ 37,130
 Commissions Retained                 4,326                      4,445


SHORT-INTERMEDIATE-CA
 Commissions Received               $ 0                       $ 0
 Commissions Retained               $ 0                       $ 0


         Investors  choosing the front-end  sales charge  alternative  may under certain circumstances be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

         Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions by combining purchases of shares of one or more Evergreen mutual fund other than money market funds into a single "purchase", if the resulting "purchase" totals at least $100,000. The term "purchase" refers to:
(i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company", as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any Evergreen mutual fund. Currently, the Evergreen mutual funds include:



   Evergreen Trust
        Evergreen Fund
        Evergreen Aggressive Growth Fund
   Evergreen Equity Trust:
        Evergreen Global Real Estate Equity Fund
        Evergreen U.S. Real Estate Equity Fund
        Evergreen Global Leaders Fund
   The Evergreen Limited Market Fund, Inc.
   Evergreen Growth and Income Fund
   The Evergreen Total Return Fund
   The Evergreen American Retirement Trust:
        Evergreen American Retirement Fund
        Evergreen Small Cap Equity Income Fund
   Evergreen Foundation Trust:
        Evergreen Foundation Fund
        Evergreen Tax Strategic Foundation Fund
   The Evergreen Municipal Trust:
        Evergreen Short-Intermediate Municipal Fund
        Evergreen Short-Intermediate Municipal Fund-CA Evergreen Florida High Income Municipal Bond Fund Evergreen Tax Exempt Money Market Fund
        Evergreen Institutional Tax Exempt Money Market Fund Evergreen Money Market Trust
        Evergreen Money Market Fund
        Evergreen Institutional Money Market Fund
        Evergreen Institutional Treasury Money Market Fund Evergreen Investment Trust
        Evergreen  Emerging Markets Growth Fund
        Evergreen International  Equity Fund
        Evergreen  Balanced Fund
        Evergreen Value Fund
        Evergreen Utility Fund
        Evergreen  Short-Intermediate Bond Fund
        Evergreen U.S.  Government  Fund
        Evergreen  Florida  Municipal Bond Fund
        Evergreen Georgia Municipal Bond Fund
        Evergreen North Carolina Municipal Bond Fund
        Evergreen  South  Carolina   Municipal  Bond  Fund
        Evergreen   Virginia Municipal  Bond  Fund
        Evergreen  High  Grade  Tax Free  Fund
        Evergreen Treasury Money Market Fund
   The Evergreen Lexicon Fund:
        Evergreen Intermediate-Term Government Securities Fund

        Evergreen Intermediate-Term Bond Fund
   Evergreen Tax Free Trust:
        Evergreen Pennsylvania Tax Free Money Market Fund
        Evergreen New Jersey Tax-Free Income Fund
   Evergreen Variable Trust:
        Evergreen VA Fund
        Evergreen VA Growth and Income Fund
        Evergreen VA Foundation Fund


         Prospectuses for the Evergreen mutual funds may be obtained without charge by contacting the Distributor or the Advisers at the telephone number shown on the front cover of this Statement of Additional Information.

     Cumulative  Quantity  Discount  (Right  of  Accumulation).   An  investor's
purchase of additional Class A shares of a Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of:

                  (i)  the investor's current purchase;

                  (ii) the net asset value (at the close of business on the previous day) of (a) all Class A and Class B shares of the Fund held by the investor and (b) all such shares of any other Evergreen mutual fund held by the investor; and

                  (iii) the net asset value of all shares described in paragraph
                  (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

         For example, if an investor owned Class A or B shares of an Evergreen mutual fund worth $200,000 at their then current net asset value and subsequently purchased Class A shares worth an additional $100,000, the sales charge for the $100,000 purchase, in the case of any Evergreen Intermediate or Short-Term Bond Fund (i.e., Short-Intermediate and Short-Intermediate-CA), would be at the 2.00% rate applicable to a single $300,000 purchase rather than the 2.50% rate, or in the case of any Evergreen Equity or Long-term Bond Fund (i.e., Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax-Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond, Florida High Income and High Grade) at the 2.50% rate applicable to a single $300,000 purchase rather than the 3.75% rate.

         To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

         Statement of Intention. Class A investors may also obtain the reduced sales charges shown in the Prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A and Class B shares) of the Fund or any other Evergreen mutual fund. Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of Class A or B shares of the Fund or any other Evergreen mutual fund made not more than 90 days prior to the date that the investor signs a Statement of Intention; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

         Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Evergreen mutual funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other Evergreen mutual fund, to qualify for the 3.75% sales charge applicable to purchases  in an  Evergreen  Equity  or  Long-Term  Bond  Fund,  (i.e.,  Florida
Municipal Bond, Georgia Municipal Bond, New Jersey Tax-Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond, Florida High Income and High Grade) or 2.50% applicable to purchases in an Evergreen Intermediate or Short-Term Bond Fund (i.e., Short-Intermediate and Short-Intermediate-CA) on the total amount being invested (the sales charge applicable to an investment of $100,000).

         The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional shares of the Fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases.

         Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus while current Class A shareholders desiring to do so can obtain a form of Statement of Intention by contacting a Fund at the address or telephone number shown on the cover of this Statement of Additional Information.


         Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Evergreen mutual funds available to their participants. Investments made by such employee benefit plans may be exempt from any applicable front-end sales charges if they meet the criteria set forth in the Prospectus under "Class A Shares-Front End Sales Charge Alternative". The Advisers may provide compensation to organizations providing administrative and record keeping services to plans which make shares of the Evergreen mutual funds available to their participants.

         Reinstatement Privilege. A Class A shareholder who has caused any or all of his or her shares of the Fund to be redeemed or repurchased may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Fund at net asset value without any sales charge, provided that such reinvestment is made within 30 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for Federal tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund. The reinstatement privilege may be used by the shareholder only once, irrespective of the number of shares redeemed or repurchased, except that the privilege may be used without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his or her individual retirement account or other qualified retirement plan account. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this Statement of Additional Information.

         Sales at Net Asset Value. In addition to the categories of investors set forth in the Prospectus, each Fund may sell its Class A shares at net asset value, i.e., without any sales charge, to: (i) certain investment advisory clients of the Advisers or their affiliates; (ii) officers and present or former Trustees of the Trusts; present or former trustees of other investment companies managed by the Advisers; officers, directors and present or retired full-time employees of the Adviser, the Distributor, and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (iii) certain employee benefit plans for employees of the Adviser, the Distributor. and their affiliates; (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer and approved by the Distributor, pursuant to which such persons pay an asset-based fee to such broker-dealer, or its affiliate or agent, for service in the nature of investment advisory or administrative services. These provisions are intended to provide additional job-related incentives to persons who serve the Funds or work for companies associated with the Funds and selected dealers and agents of the Funds. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Funds and the Distributor.


Deferred Sales Charge Alternative--Class B Shares

         Investors choosing the deferred sales charge alternative purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without a front-end sales charge so that the full amount of the investor's purchase payment is invested in the Fund initially.

         Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee (and, with respect to Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax-Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade, the shareholder service fee) enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee (and, with respect to Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax-Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade, the shareholder service fee) incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

         Contingent Deferred Sales Charge. Class B shares which are redeemed within seven years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no contingent deferred sales charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

         In determining the contingent deferred sales charge applicable to a redemption, it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over seven years or Class B shares acquired pursuant to reinvestment of dividends or distributions and third of Class B shares held longest during the seven-year period.

         To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares, 10 Class B shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, of the $600 of the shares redeemed $400 of the redemption proceeds (40 shares x $10 original purchase price) will be charged at a rate of 4.0% (the applicable rate in the second year after purchase for a contingent deferred sales charge of $16).

         The contingent deferred sales charge is waived on redemptions of shares
(i) following the death or disability, as defined in the Code, of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2.

         Conversion Feature. At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee and the applicable shareholder service fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

         For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

     The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution services fee (and, with respect to Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax-Free North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade, shareholder service fee) and transfer agency costs with respect to Class B shares does not result in the dividends or distributions payable with respect to other Classes of a Fund's shares being deemed "preferential dividends" under the Code, and (ii) the conversion of Class B shares to Class A shares does not constitute a taxable event under Federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee (and, with respect to Florida Municipal Bond Fund, Georgia Municipal Bond Fund, New Jersey Tax-Free, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, Virginia Municipal Bond Fund and High Grade, the shareholder services fee) for an indefinite period which may extend beyond the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted.

Class Y Shares

         Class Y shares are not offered to the general public and are available only to (i) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset, (ii) certain investment advisory clients of the Advisers and their affiliates, and (iii) institutional investors. Class Y shares do not bear any Rule 12b-1 distribution expenses and are not subject to any front-end or contingent deferred sales charges.


                     GENERAL INFORMATION ABOUT THE FUNDS

 (See also "Other Information - General Information" in each Fund's Prospectus)

Capitalization and Organization

         The   Evergreen   Florida  High  Income   Municipal   Bond,   Evergreen
Short-Intermediate Municipal Fund and Evergreen Short-Intermediate Municipal Fund-California are each separate series of The Evergreen Municipal Trust, a Massachusetts business trust. Florida High Income, which is a newly created series of The Evergreen Municipal Trust, acquired substantially all of the assets of ABT Florida High Income Municipal Bond Fund (the"ABT Fund") on June 30, 1995. The Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, Evergreen Virginia Municipal Bond Fund and Evergreen High Grade Tax Free Fund, are each separate series of Evergreen Investment Trust, a Massachusetts business trust. On July 7, 1995, First Union Funds changed its name to Evergreen Investment Trust. On December 14, 1992, The Salem Funds changed its name to First Union Funds. The New Jersey Tax-Free Income Fund is a separate series of Evergreen Tax Free Trust (formerly known as FFB Funds Trust, a Massachusetts Business Trust organized on December 4, 1985. The above-named Trusts are individually referred to in this Statement of Additional Information as the "Trust" and collectively as the "Trusts". Each Trust is governed by a board of trustees. Unless otherwise stated, references to the "Board of Trustees" or "Trustees" in this Statement of Additional Information refer to the Trustees of all the Trusts.

     Each Fund, other than New Jersey Tax-Free, may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. New Jersey Tax-Free may issue an unlimited number of shares of beneficial interest with a $0.001 par value. All shares of these Funds have equal rights and privileges. Each share is entitled to one vote, to participate equally in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of these Funds are fully paid, nonassessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

         Under each Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Declaration of Trust of each Trust or the 1940 Act.

         Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

         The Trustees of each Trust are authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of a Trust with different investment objectives, policies or restrictions, additional series of shares may be created by one or more Trusts. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the Commonwealth of Massachusetts. If shares of another series of a Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.

         In addition any Fund may, in the future, create additional classes of shares which represent an interest in that same investment portfolio. Except for the different distribution related and other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

         Procedures for calling a shareholders meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of each Fund. The rights of the holders of shares of a series of a Fund may not be modified except by the vote of a majority of the outstanding shares of such series.

         An order has been received from the Securities and Exchange Commission permitting the issuance and sale of multiple classes of shares representing interests in each Fund. In the event a Fund were to issue additional Classes of shares other than those described herein, no further relief from the Securities and Exchange Commission would be required.

Distributor

         Evergreen Funds Distributor, Inc. (the "Distributor"), 230 Park Avenue, New York, New York 10169, serves as each Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of any Fund. The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the Agreement between each Fund and the Distributor, each Fund has agreed to indemnify the Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended.


Counsel

         Sullivan & Worcester LLP, Washington, D.C., serves as counsel to the Funds.

Independent Auditors

     Price Waterhouse LLP has been selected to be the independent auditors of Florida High Income, Short-Intermediate and Short-Intermediate-CA.

     KPMG Peat Marwick LLP has been selected to be the independent auditors of Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax-Free, North

Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond, and High Grade.




                          PERFORMANCE INFORMATION

Total Return

         From time to time a Fund may advertise its "total return". Computed separately for each class, the Fund's "total return" is its average annual compounded total return for recent one, five, and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Securities and Exchange Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid. The Fund will include performance data for Class A, Class B, and Class Y shares in any advertisement or information including performance data of the Fund.


         With respect to Short-Intermediate and Short-Intermediate-CA, the shares of each Fund outstanding prior to January 3, 1995 have been reclassified as Class Y shares. With respect to Florida High Income, the Fund is the successor of the ABT Fund and the information presented is with respect to the ABT Fund's Class A shares, the only outstanding class. The average annual compounded total return for each Class of shares offered by the Funds for the most recently completed one year fiscal periods and the period since each Fund's inception is set forth in the table below.


                         1 Year Ended              From Inception**
                         8/31/96                     to 8/31/96

FLORIDA MUNICIPAL
BOND

Class A                  5.15%                             7.91%
Class B                  4.17%                             7.77%
Class Y                  5.22%                             7.92%

GEORGIA MUNICIPAL
BOND

Class A                  6.22%                             3.65%
Class B                  5.44%                             2.99%
Class Y                  6.48%                             4.45%

NORTH CAROLINA
MUNICIPAL BOND

Class A                  5.21%                              5.02%
Class B                  4.42%                              4.37%
Class Y                  5.40%                              4.01%


SHORT-INTERMEDIATE

Class A                   .01%                              4.23%
Class B                  (2.51%)                            4.28%
Class Y                  3.34%                              4.94%



SHORT-INTERMEDIATE-
CA

Class A                 -                                     -
Class B                 -                                     -
Class Y                3.24%                                4.23%

SOUTH CAROLINA
MUNICIPAL BOND

Class A               6.23%                                   4.03%
Class B               5.43%                                   3.33%
Class Y               6.49%                                   5.46%

VIRGINIA MUNICIPAL
BOND

Class A               5.12%                                   3.91%
Class B               4.34%                                   3.23%
Class Y               5.38%                                   4.79%

HIGH GRADE

Class A                .21%                                   5.86%
Class B               (.58%)                                  4.67%
Class Y               5.47%                                   4.51%

FLORIDA HIGH
INCOME

Class A               6.42%                                   7.78%
Class B               8.63%                                   7.56%
Class Y               6.68%                                   7.84%

NEW JERSEY TAX
FREE

Class A               5.24%                                   7.17%
Class B               4.83%                                   7.09%

Class Y               5.25%                                   7.17%


**                                                    INCEPTION DATE
Florida Municipal Bond      Class A                    May 11, 1988
                            Class B and Y              July 1, 1995

Georgia Municipal Bond      Class A and B              June 1, 1993
                            Class Y                    February 28, 1994

North Carolina Municipal    Class A and B              January 12, 1993
Bond                        Class Y                    February 28, 1994

Short-Intermediate          Class A and B              January 3, 1995
                            Class Y                    November 18, 1991

Short-Intermediate-CA       Class Y                    October 16, 1988

South Carolina Municipal    Class A and B              January 3, 1994
Bond                        Class Y                    February 28, 1994

Virginia Municipal Bond     Class A and B              June 1, 1993
                            Class Y                    February 28, 1994

High Grade                  Class A                    February 21, 1992
                            Class B                    January 11, 1993
                            Class Y                    February 28, 1994

Florida High Income         Class A                    June 17, 1992
                            Class B                    July 10, 1995
                            Class Y                    September 20, 1995

New Jersey Tax-Free         Class A                    July 16, 1991
                            Class B                    January 30, 1996
                            Class Y                    February 8, 1996


         The performance numbers for Short-Intermediate and Short-Intermediate-CA for the Class A, and Class B shares are hypothetical numbers based on the performance for Class Y shares as adjusted for any applicable front-end sales charge or contingent deferred sales charge. For Florida High Income the performance numbers for the Class B and Class Y shares are hypothetical numbers based upon the performance for the Class A shares as adjusted for any applicable contingent deferred sales charge.

         A Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in a Fund's portfolio and its expenses. Total return information is useful in reviewing a Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in a Fund is not fixed and will fluctuate in response to prevailing market conditions.


YIELD CALCULATIONS

         From time to time, a Fund may quote its yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields are computed by dividing the Fund's interest income (as defined in the SEC yield formula) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. The formula for calculating yield is as follows:

                           YIELD = 2[(a-b+1)6-1]
                                      cd

Where    a = Interest earned during the period
         b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

         Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Gains and losses generally are excluded from the calculation. Income calculated for purposes of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yields quoted for a Fund may differ from the rate of distributions a Fund paid over the same period, or the net investment income reported in a Fund's financial statements.

Tax Equivalent Yield

         The Funds invest principally in obligations the interest from which is exempt from Federal income tax other than the AMT. In addition, the securities in which state-specific Funds invest will also, to the extent practicable, be exempt from such state's income taxes. However, from time to time the Funds may make investment which generate taxable income. A Fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax-equivalent yields are calculated by dividing a Fund's yield by the result of one minus a stated Federal or combined Federal and state tax rate. (If only a portion of the Fund's yield is tax-exempt, only that portion is adjusted in the calculation.) Of course, no assurance can be given that a Fund will achieve any specific tax-exempt yield. If only a portion of the Fund's yield is tax-exempt, only that portion is adjusted in the calculation. Of course, no assurance can be given that the Fund will achieve any specific tax-exempt yield.

The following formula is used to calculate Tax Equivalent Yield without taking into account state tax:

                           Fund's Yield

                        1 - Fed Tax Rate


The following formula is used to calculate Tax Equivalent Yield taking into account state tax:

                                      Fund's Yield
         1 - Fed Tax Rate + (State Tax Rate - [State Tax Rate x Fed Tax Rate])

         Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds'
investment portfolios, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         The tax exempt and tax equivalent yields of each Fund for the thirty-day period ended August 31, 1996 for each Class of shares offered by the Funds is set forth in the table below. The table assumes the following combined Federal and state tax rate: California - 36%; Florida - 28%; Georgia - 34%; North Carolina - 28%; South Carolina - 35%; Virginia - 33.25%; New Jersey - 33.5%.


                                   Yield               Tax Equivalent Yield

Florida High Income
  Class A                           5.94%                       8.25%
  Class B                           5.43%                       7.54%
  Class Y                           6.50%                       9.03%

Short-Intermediate
  Class A                          3.58%                        4.97%
  Class B                          2.80%                        3.89%
  Class Y                          3.81%                        5.29%

Short-Intermediate-CA
  Class A                              -                       -
  Class B                              -                       -
  Class Y                          3.71%                       5.80%

Florida Municipal Bond
  Class A                          5.23%                       7.26%
  Class B                          4.55%                       6.32%
  Class Y                          5.56%                       7.72%

Georgia Municipal Bond
  Class A                          4.91%                       7.25%
  Class B                          4.39%                       6.49%
  Class Y                          5.41%                       7.99%

New Jersey Tax-Free
  Class A                          4.87%                      7.16%
  Class B                          4.17%                      6.13%
  Class Y                          5.17%                      7.60%

North Carolina
Municipal Bond
  Class A                          4.51%                      6.26%
  Class B                          3.97%                      5.51%
  Class Y                          4.99%                      6.93%

South Carolina
Municipal Bond
  Class A                          4.90%                     7.32%
  Class B                          4.38%                     6.54%
  Class Y                          5.40%                     8.06%

Virginia Municipal
Bond
  Class A                         4.76%                      6.98%
  Class B                         4.23%                      6.20%

  Class Y                         5.24%                      7.68%

High Grade
  Class A                         4.62%                      6.42%
  Class B                         4.09%                      5.68%
  Class Y                         5.11%                      7.10%


Non-Standardized Performance

         In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

GENERAL

         From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Lehman Brothers General Obligations Municipal Bond Index or any other commonly quoted index of common stock or municipal bond prices. The Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The Lehman Brothers General Obligations Municipal Bond Index is an unmanaged index of state general obligation debt issues which are rated A or better and represent a variety of coupon ranges. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.


Additional Information

     Any shareholder inquiries may be directed to the shareholder's broker or to each Adviser at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trusts with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Securities and Exchange Commission in Washington, D.C.

                             FINANCIAL STATEMENTS

         The financial statements of Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax-Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade, appearing in their most current fiscal year

Annual Report to Shareholders and the report thereon of KPMG Peat Marwick LLP, independent auditors, appearing therein are incorporated by reference in this Statement of Additional Information. The financial statements of Short-Intermediate, Short-Intermediate-CA and Florida High Income, appearing in their most current fiscal year Annual Report to Shareholders and the report thereon of Price Waterhouse LLP, independent auditors, appearing therein are incorporated by reference in this Statement of Additional Information. The Annual Reports to Shareholders for each Fund, which contain the referenced statements, are available upon request and without charge.


APPENDIX "A"


DESCRIPTION OF BOND, MUNICIPAL NOTE AND COMMERCIAL PAPER RATINGS

        Standard & Poor's Ratings Group. A Standard & Poor's corporate or municipal bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligers such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.


         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:


         1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         2.  Nature of and provisions of the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

         AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than is higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

         BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


         BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.

         B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

         D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

         Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follows:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NOTE:
Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly form time to time because of economic conditions; A--average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

           Fitch Investors Service, Inc.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.


DESCRIPTION OF MUNICIPAL NOTE RATINGS


         A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.)
    Note rating symbols are as follows:

     oSP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     o   SP-2  Satisfactory capacity to pay principal and interest.

     o   SP-3  Speculative capacity to pay principal and interest.

         Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade
(MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

     o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         o MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

     Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

         Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

         Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

   Fitch Investors Service, Inc.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1+ -- very strong credit quality, with only slightly less degree of assurance for timely payment than F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.


                     APPENDIX B - ADDITIONAL INFORMATION CONCERNING CALIFORNIA

         The following information as to certain California risk factors is given to investors in view of Short-Intermediate-CA's policy of investing primarily in California state and municipal issuers. The information is based primarily upon information derived from public documents relating to securities offerings of California state and municipal issuers, from independent municipal credit reports and historically reliable sources, but has not been independently verified by the Fund

         On June 6, 1978, California voters approved Proposition 13, which added
Article XIIIA to the California Constitution. The principal thrust of Article XIIIA is to limit the amount of ad valorem taxes on real property to one percent of the full cash value as determined by the county assessor. The assessed valuation of all real property may be increased, but not in excess of two percent per year, or decreased to reflect the rate of inflation or deflation as shown by the consumer price index. Article XIIIA requires a vote of two thirds of the qualified electorate to impose special taxes, and completely prohibits the imposition of any additional ad valorem, sales or transaction tax on real property (other than ad valorem taxes to repay general obligation bonds issued to acquire or improve real property), and requires the approval of two-thirds of all members of the State Legislature to change any state tax laws resulting in increased tax revenues.

         On November 6, 1979, California voters approved the initiative seeking to amend the California Constitution entitled "Limitation of Government Appropriations" which added Article XIIIB to the California Constitution. Under
Article   XIIIB   state  and  local   governmental   entities   have  an  annual
appropriations limit and may not spend certain monies which are called appropriations subject to limitations (consisting of tax revenues, state subventions and certain other funds) in an amount higher than the appropriations limit. Generally, the appropriations limit is to be based on certain 1978-79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population and services provided by these entities.

         Decreased in state and local revenues in future fiscal years as a consequence of these initiatives may continue to result in reductions in allocations of state revenues to California municipal issuers or reduce the ability of such California issuers to pay their obligations.

         With the apparent onset of recovery in California's economy, revenue growth over the next few years could recommence at levels that would enable California to restore fiscal stability. The political environment, however, combined with pressures on the state's financial flexibility, may frustrate its ability to reach this goal. Strong interests in long-established state programs ranging from low-cost public higher education access to welfare and health benefits join with the more recently emerging pressure for expanded prison construction and a heightened awareness and concern over the state's business climate.

           The fiscal 1994 budget, which was adopted on July 8, 1994 was designed to address California'a accumulated deficit over a 22-month period. In order to alleviate the California's cash needs the state issued $4 billion revenue anticipation warrants that mature in April 1996 and $3 billion revenue anticipation notes that matured in June 1995. The state's fiscal plan relies upon aggressive assumptions of federal aid, projected at $2.8 billion in fiscal year 1996, to compensate the state for its costs of providing service to illegal immigrants. These assumptions, combined with fiscal year 1996 constitutionally mandated increases in spending for K-14 education, and continued growth in social services and corrections expenditures, are risky. To offset this risk, the state has enacted a Budget Adjustment Law, known as the "trigger" legislation, which established a set of backup budget adjustment mechanisms to address potential shortfalls in cash. The trigger mechanism will be in effect for both fiscal years 1995 and 1996. So far in fiscal 1996 state revenue collections have been sufficiently strong so that no budget adjustments have been required. However, the state is expected to issue another $2 billion of notes for cash flow purposes prior to the maturity date of the revenue anticipation warrants.

         In July of 1994, S&P and Moody's lowered the general obligation bond rating of the state of California. The rating agencies explained their actions by citing the state's continuing deferral of substantial portions of its estimated $3.8 billion accumulated deficit; continuing structural budgetary constraints including a funding guarantee for K-14 education; overly optimistic expectation of federal aid to balance fiscal year 1995's budget and fiscal year 1996's cash flow projections; and reliance upon a trigger mechanism to reduce spending if the plan's federal aid assumptions prove to be inflated.



                    APPENDIX C - ADDITIONAL INFORMATION CONCERNING FLORIDA

         Florida Municipal Bond and Florida High Income Fund invest in obligations of Florida issuers, which results in each Fund's performance being subject to risks associated with the overall conditions present within the state. The following information is a brief summary of the recent prevailing economic conditions and a general summary of the state's financial status. This information is based on official statements relating to securities that have been offered by Florida issuers and from other sources believed to be reliable, but should not be relied upon as a complete description of all relevant information.

         Florida is the twenty-second largest state, with an area of 54,136 square miles and a water area of 4,424 square miles. The state is 447 miles long and 361 miles wide with a tidal shoreline of almost 2,300 miles. According to the U.S. Census Bureau, Florida moved past Illinois in 1986 to become the fourth most populous state, and as of 1990, had an estimated population of 13.2 million.

         Services and trade continue to be the largest components of the Florida economy, reflecting the importance of tourism as well as the need to serve Florida's rapidly growing population. Agriculture is also an important part of the economy, particularly citrus fruits. Oranges have been the principal crop, accounting for 70% of the nation's output. Manufacturing, although of less significance, is a rapidly growing component of the economy. The economy also has substantial insurance, banking, and export participation. Unemployment rates have historically been below national averages, but have recently risen above the national rate.

         Section 215.32 of the Florida Statutes provides that financial operations of the State of Florida covering all receipts and expenditures be maintained through the use of three funds - the General Revenue Fund, the Trust Fund and the Working Capital Fund. The General Fund receives the majority of state tax revenues. The Working Capital Fund receives revenues in excess of appropriations and its balances are freely transferred to the General Revenue Fund as necessary. In November, 1992, Florida voters approved a constitutional amendment requiring the state to fund a Budget Stabilization Fund to 5% of general revenues, with funding to be phased in over five years beginning in fiscal 1995. The Working Capital Fund will become the Budget Stabilization Fund. Major sources of tax revenues to the General Revenue Fund are the sales and use tax, corporate income tax and beverage tax. The over- dependence on the sensitive sales tax creates vulnerability to recession. Accordingly, financial operations have been strained during the past few years, but the state has responded in a timely manner to maintain budgetary control.

         The state is highly vulnerable to hurricane damage. Hurricane Andrew devastated portions of southern Florida in August, 1992, costing billions of dollars in emergency relief, damage, and repair costs. However, the overall financial condition of the major issuers of municipal bond debt in the state were relatively unaffected by Hurricane Andrew, due to federal disaster assistance payments and the over all level of private insurance. However, it is possible that single revenue-based local bond issues could be severely impacted by storm damage in certain circumstances.

         Florida's debt structure is complex. Most state debt is payable from specified taxes and additionally secured by the full faith and credit of the state. Under the general obligation pledge, to the extent specified taxes are insufficient, the state is unconditionally required to make payment on bonds from all non-dedicated taxes.

         Each Fund's concentration in securities issued by the state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying condition of the state, and its municipalities.


              APPENDIX D - ADDITIONAL INFORMATION CONCERNING GEORGIA

         Because Georgia Municipal Bond will ordinarily invest 80% or more of its net assets in Georgia obligations, it is more susceptible to factors affecting Georgia issuers than is a comparable municipal bond fund not concentrated in the obligations of issuers located in a single state.

         Georgia's rating reflects the state's positive economic trends, conservative financial management, improved financial position, and low debt burden. The state's recovery from the recent economic recession has been steady; the rate of recovery is better than regional trends, albeit half the rate of earlier recoveries. While this recovery does not meet the explosive patterns set in past cycles, recent state data reveal that Georgia ranks among the top five states in the nation in employment and total population growth. Stronger economic trends and conservative revenue forecasting resulted in the continuation of improved financial results for the fiscal year ended June 30, 1994. The state's general fund closed fiscal 1994 with a total fund balance position of $480.6 million, of which $249.5 million was in the revenue shortfall reserve fund (3% of revenues), marking the second consecutive year of build-up in that reserve. The mid-year adjustment reserve was fully funded at $89.1 million. The state's adopted budget fiscal 1995, called for an increase in state spending to $9.8 billion, up 6.5% from the prior period. Estimating that economic growth will be in the 6%-8% range for the second straight year, the budget report forecasted general fund revenues to grow to $9.4 billion, an increase of $490.0 million, or 5.5% above actual fiscal 1994 levels. Sales and income taxes account for the majority of that increase, despite a $100 million cut in personal income taxes. Additional revenues provided by lottery proceeds ($240 million) and indigent-care trust fund monies support the remaining spending. Revenues for the first three months of the current year are running nearly 8.4% above fiscal 1994 levels. Most of the increase is attributable to the growth in personal and corporate income and sales taxes. As a result, the state anticipates that fiscal 1995 will once again produce positive financial results.


         Except for the major building projects necessary for the 1996 Summer Olympics, it appears unlikely that areas in and around metropolitan Atlanta will experience the building construction rates of the mid to late 1980's. It further appears that many of Georgia's other cities are poised to participate in the recovery that inevitably will take place.

         The classification of the Fund under the Investment Company Act of 1940 as a "non-diversified" investment company allows the Fund to invest more than 5% of its assets in the securities of any issuer, subject to satisfaction of certain tax requirements. Because of the relatively small number of issues of Georgia obligations, the Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than is an investment company which invests in a broad range of municipal obligations. Therefore, the Fund would be more susceptible than a diversified investment company to any single adverse economic or political occurrence or development affecting Georgia issuers. The Fund will also be subject to an increase risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines. It is also possible that there will not be sufficient availability of suitable Georgia tax-exempt obligations for the Fund to achieve its objective of providing income exempt from Georgia income tax.



               APPENDIX E - ADDITIONAL INFORMATION CONCERNING NORTH CAROLINA

         Because North Carolina Municipal Bond will ordinarily invest 80% or more of its net assets in North Carolina obligations, it is more susceptible to factors affecting North Carolina (or the "State") issuers than is a comparable municipal bond fund not concentrated in the obligations of issuers located in a single state.

         North Carolina has an economy dependent on manufacturing and agriculture; however, diversification into trade and service areas is occurring. Historically, textiles and furniture dominated industry lines, but increased activity in financial services, research, and high technology manufacturing is now apparent. Tobacco remains the primary agricultural commodity. Economic development continues, and long-term personal income trends indicate gains, although wealth levels remain below those of the nation. Employment growth accelerated over the past two years, and unemployment rates remain below those of the nation.


         North Carolina is characterized by moderate debt levels (albeit with growing capital needs), favorable economic performance, and financial strengths exhibited over the past several years. North Carolina is one of only several states expected to sustain favorable economic expansion throughout the 1990s, according to the U.S. Bureau of Economic Analysis indicators. Economic growth in the State is bolstered by a lower-than-average cost of living, income levels at about 90% of U.S. averages - though it is much higher in the metropolitan centers - and a highly respected public and private higher education system, including the University of North Carolina at Chapel Hill and Duke University in Durham.

         The North Carolina State Constitution requires that the total expenditures of the State for a fiscal period shall not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. In certain of the past several years, the State has had to restrict expenditures to comply with the State Constitution. The State has long record of sound financial operations, and while the revenue system is narrow, the budget balancing law is strong and appropriate curbs are made when necessary.

         The state's finances, which enjoyed surpluses and adequate reserves throughout the 1980s, began reflecting economic downturn in fiscal 1990.

Reserves were fully depleted during the recession, but through a combination of tax and spending actions and more recently, with the aid of economic recovery, have now been fully restored.

         Financial operations have been restored to their historically healthy position after a period of strain between fiscal years 1990 and 1992. Available unreserved balances and budget stabilization reserve totaled $440 million at the end of fiscal 1994 equivalent to 4.1% of annual expenditures. On a budgetary basis, fiscal 1994 ended with an $887.5 million balance; however, a portion of this balance has been appropriated for fiscal 1995 operations. Conservative revenue assumptions and sound budgeting practices should result in a similar balance at the end of 1995. The restoration of adequate reserve levels confirms the state's longstanding commitment to a sound financial position.

         Debt ratios are among the lowest in the country. State debt ratios will remain below national medians even after all of the $300 million of currently authorized debt is issued. Payout is rapid.

         North Carolina ranks among the top ten states in terms of economic growth, as measured by job and personal income growth. Diversification into financial services, research, and high technology manufacturing is reducing historical dependence on agriculture, textiles, and furniture manufacturing.

         As of December 31, 1994, general obligations of the State of North Carolina were rated Aaa/AAA/AAA by Moody's, S&P and Fitch Investors Service ("Fitch"), respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

         North Carolina obligations also include obligations of the governments of Puerto Rico, the Virgin Islands and Guam to the extent these obligations are exempt from North Carolina State personal income taxes. The Fund will not invest more than 5% of its net assets in the obligations of each of the Virgin Islands and Guam, but may invest without limitation in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations.


                   APPENDIX F - ADDITIONAL INFORMATION CONCERNING SOUTH CAROLINA

         The State of South Carolina has an economy dominated from the early 1920s to the present by textile industry, with over one of every three manufacturing workers directly or indirectly related to the textile industry. However, since 1950 the economic bases of the State have become more diversified, as the trade and service sectors and durable goods manufacturing industries have developed. Currently, Moody's rates South Carolina general obligations bonds "Aaa" and S&P rates such bonds "AAA". There can be no assurance that the economic conditions on which those ratings are based will continue or that particular bond issues may not be adversely affected by changes in the economic or political conditions.

         The South Carolina State Constitution mandates a balanced budget. If a deficit occurs, the General Assembly must account for it in the succeeding fiscal year. In addition, if a deficit appears likely, the State Budget and Control Board (the "State Board") may reduce appropriations during the current fiscal year as necessary to prevent the deficit. The State Constitution limits annual increases in State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the population of the State.

         The State Constitution requires a General Reserve Fund ("General Fund") that equals three percent of General Fund revenue for the latest fiscal year. When deficits have occurred, the State has funded them out of the General Fund. The State Constitution also requires a Capital Reserve Fund ("Capital Fund") equal to two percent of General Fund revenue. Before March 1st of each year, the Capital Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations, and after March 1st, the Capital Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvements or other nonrecurring purposes. Monies in the Capital Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-end deficit must go back to the General Fund.


         South Carolina Municipal Bond's concentration in securities issued by the State or its subdivisions provides a greater level of risk than an investment company which is diversified across a larger geographic area. For example, the passage of the North American Free Trade Agreement could result in increased competition for the State's textile industry due to the availability of less-expensive foreign labor.

         Presently, South Carolina subjects bonds issued by other states to its income tax. If this tax was declared unconstitutional, the value of bonds in the Fund could decline a small but measurable amount. Also, the Fund could become slightly less attractive to potential future investors.


         The Fund's investment adviser believes that the information summarized above describes some of the more significant matters relating to the Fund. The sources of the information are the official statements of issuers located in South Carolina, other publicly available documents, and oral statements from various State agencies. The Fund's investment adviser has not independently verified any of the information contained in the official statement, other publicly available documents, or oral statements from various State agencies.


               APPENDIX G - ADDITIONAL INFORMATION CONCERNING VIRGINIA

         Virginia Municipal Bond invests in obligations of Virginia issuers, which results in the Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a brief summary of the recent prevailing economic conditions and a general summary of the State's financial status. This information is based on official statements relating to securities that have been offered by Virginia issuers and from other sources believed to be reliable, but should not be relied upon as a complete description of all relevant information.

         Virginia's credit strength is derived from a diversified economy, relatively low unemployment rates, strong financial management, and low debt burden. The State's economy benefits significantly from its proximity to Washington D.C. Government is the State's third- largest employment sector, comprising 21% of total employment. Other important sectors of the economy include shipbuilding, tourism, construction, and agriculture.

         Virginia is a very conservative debt issuer and has maintained debt levels that are low in relation to its substantial resources. Conservative policies also dominate the State's financial operations, and the State administration continually demonstrates its ability and willingness to adjust financial planning and budgeting to preserve financial balance. For example, economic weakness in the State and the region caused personal income and sales and corporate tax collections to fall below projected forecasts and placed the State under budgetary strain. The State reacted by reducing its revenue expectations for the 1990-92 biennium and preserved financial balance through a series of transfers, appropriation reductions, and other budgetary revisions. Management's actions resulted in a modest budget surplus for fiscal 1992, and another modest surplus was reported for fiscal 1993, which ended June 30th. The 1994 Virginia budget experienced a significant surplus due to an improving economy, including job growth of 3.0%/year overall. Overall, Virginia has a stable credit outlook due mainly to its diverse economy and resource base, as well as a conservative approach to financial operations. Revenue growth for 1994 was 6%. Budgets for 1995 and 1996 call for revenue growth of 6.1% and 5.8%, respectively.

         The Fund's concentration in securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State, its countries, and its municipalities.


         Virginia faces some economic uncertainties with respect to defense-cutbacks. Although Virginia's unemployment rate of 4.9% (as of August,
1994) is well below the national rate of 5.9%, the State has been able to make some gains in the services, government, and construction sectors when manufacturing and trade were down slightly.

         The effects of the most recent base-closing legislation were muted because of consolidation from out-of-state bases to Virginia installations. While military operations at the Pentagon are unlikely to be threatened, another round of base-closings scheduled for 1995 may jeopardize a number of Virginia installations.

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                         STATEMENT OF ADDITIONAL INFORMATION

                                 October 31, 1996


                             THE EVERGREEN MONEY MARKET FUNDS
                        2500 Westchester Avenue, Purchase, New York 10577
                                       800-807-2940

Evergreen Money Market Fund ("Money Market")
Evergreen Tax Exempt Money Market Fund ("Tax Exempt")
Evergreen Pennsylvania Tax-Free Money Market Fund (formerly FFB Pennsylvania Tax-Free Money Market Fund)("Pennsylvania")
Evergreen Treasury Money Market Fund (formerly First Union Treasury Money Market Portfolio)("Treasury")
Evergreen Institutional  Money  Market  Fund  ("Institutional   Money  Market")
Evergreen Institutional  Tax  Exempt  Money  Market  Fund   ("Institutional Tax
Exempt")
Evergreen Institutional Treasury Money Market Fund ("Institutional Treasury")


This Statement of Additional Information pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Prospectus dated October 31, 1996 for the Fund in which you are making or contemplating an investment. The Evergreen Money Market Funds are offered through six separate prospectuses: one offering Class A and Class B shares of Money Market and Class A shares of Tax Exempt and Treasury, one offering Class A shares of Pennsylvania, one offering Class Y shares of Money Market, Tax Exempt and Treasury, one offering Class Y shares of Pennsylvania, one offering Institutional Service shares of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury and one offering Institutional shares of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury. Copies of each Prospectus may be obtained without charge by calling the number listed above.

TABLE OF CONTENTS



Investment Objectives and Policies................................ 2
Investment Restrictions........................................... 4
Certain Risk Considerations....................................... 9
Management........................................................ 9
Investment Advisers............................................... 15
Distribution Plans................................................ 19
Allocation of Brokerage........................................... 22
Additional Tax Information........................................ 23
Net Asset Value................................................... 25
Purchase of Shares................................................ 26
Performance Information........................................... 32
Financial Statements.............................................. 34
Appendix A - Description of Bond, Municipal Note and Commercial Paper Ratings Appendix B - Special Considerations Relating to Investment In Pennsylvania Municipal Issuers

                           INVESTMENT OBJECTIVES AND POLICIES
(See also "Description of the Funds -Investment Objectives and Policies" in each Fund's Prospectus)

The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth under "Description of the Funds - Investment Objectives and Policies" in the relevant Prospectus. The following expands upon the discussion in the Prospectus regarding certain investments of the following Funds:

Tax Exempt, Pennsylvania and Institutional Tax Exempt

To attain its objectives, each Fund invests primarily in high quality Municipal Obligations which have remaining maturities not exceeding thirteen months. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. For information concerning the investment quality of Municipal Obligations that may be purchased by the Fund, see "Investment Objective and Policies" in the Prospectus. The tax-exempt status of a Municipal Obligation is determined by the issuer's bond counsel at the time of the issuance of the security.

For the purpose of certain requirements under the Investment Company Act of 1940 (the "1940 Act") and each Fund's various investment restrictions, identification of the "issuer" of a municipal security depends on the terms and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government which created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security and would be treated as an issue of the government or other agency.

Municipal bonds may be categorized as "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power. Industrial development bonds are, in most cases, revenue bonds and do not generally carry the pledge of the credit of the issuing municipality or public authority.

Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes (TANs), bond anticipation notes (BANs), revenue anticipation notes (RANs), construction loan notes and project notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenue are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

Municipal Commercial Paper. Municipal commercial paper is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. It is paid from the general revenues of the issuer or refinanced with additional issuances of commercial paper or long-term debt.

Municipal Leases. Municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. These types of municipal leases may be considered illiquid and subject to the 10% limitation of investment in illiquid securities set forth under "Investment Restrictions" contained herein. The Board of Trustees of each Trust under which each Fund operates may adopt guidelines and delegate to the Adviser (as defined below) the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Adviser may consider such factors as the frequency of trades for the obligations, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any municipal leases are illiquid, such leases will be subject to the 10% limitation on investments in illiquid securities.

For purposes of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

As described in each Fund's Prospectus, the Fund may, under limited circumstances, elect to invest in certain taxable securities and repurchase agreements with respect to those securities. A Fund will enter into repurchase agreements only with broker-dealers, domestic banks or recognized financial institutions which, in the opinion of the Fund's Adviser, present minimal credit risks. In the event of default by the seller under a repurchase agreement, a Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. The Fund's Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the agreed upon repurchase price. Repurchase agreements may be considered to be loans under the 1940 Act, collateralized by the underlying securities.


Each Fund may engage in the following investment activities:

Securities With Put Rights (or "stand-by commitments"). When a Fund purchases Municipal Obligations it may obtain the right to resell them, or "put" them, to the seller (a broker-dealer or bank) at an agreed upon price within a specific period prior to their maturity date. The Fund does not limit the percentage of its assets that may be invested in securities with put rights.

The amount payable to a Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Absent unusual circumstances, each Fund values the underlying securities at their amortized cost. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.

A Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. Each Fund expects that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggregate price paid for securities with put rights may be higher than the price that would otherwise be paid.

The acquisition of a put will not affect the valuation of the underlying security, which will continue to be valued in accordance with the amortized cost method. The actual put will be valued at zero in determining net asset value. Where a Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by that Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

 .........Except  as noted,  the  investment  restrictions  set  forth  below are fundamental and may not be changed with respect to each Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears after a Fund's name, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Fund's Adviser without shareholder approval, subject to review and approval by the Trustees. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

1........Concentration of Assets in Any One Issuer

 .........Tax Exempt,  Pennsylvania,  Money Market,  Institutional Tax Exempt and
Institutional Money Market may not invest more than 5% of their total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 25% of the value of Tax Exempt's, Institutional Tax Exempt's and
Pennsylvania's   total  assets  may  be  invested  without  regard  to  such  5%
limitation.   For  this  purpose  each   political   subdivision,   agency,   or
instrumentality and each multi-state agency of which a state is a member, and each public authority which issues industrial development bonds on behalf of a private entity, will be regarded as a separate issuer for determining the diversification of each Fund's portfolio.

2........Ten Percent Limitation on Securities of Any One Issuer

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market nor Institutional Tax Exempt may purchase more than 10% of any class of securities of any one issuer other than the U.S. government and its agencies or instrumentalities.

3........Investment for Purposes of Control or Management

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market* nor Institutional Tax Exempt* may invest in companies for the purpose of exercising control or management.

4........Purchase of Securities on Margin

 .........Neither Money Market, Pennsylvania, Tax Exempt, Treasury, Institutional
Money Market*, Institutional Tax Exempt* nor Institutional Treasury* may purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

5........Unseasoned Issuers

 .........Money  Market and Institutional  Money Market* may not invest more than
5% of their total assets in securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors.

 .........Tax Exempt and Institutional Tax Exempt* may not invest more than 5% of their total assets in taxable securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors, except that (i) each Fund may invest in obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities, and
(ii) each Fund may invest in municipal securities.

6........Underwriting

 .........Money Market, Pennsylvania,  Tax Exempt, Institutional Money Market and
Institutional Tax Exempt may not engage in the business of underwriting the securities of other issuers; provided that the purchase by Tax Exempt and Institutional Tax Exempt of municipal securities or other permitted investments, directly from the issuer thereof (or from an underwriter for an issuer) and the later disposition of such securities in accordance with the Fund's investment program shall not be deemed to be an underwriting.

7........Interests in Oil, Gas or Other Mineral Exploration or Development
Programs

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market* nor Institutional Tax Exempt* may purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

8........Concentration in Any One Industry

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market nor Institutional Tax Exempt may invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry; provided, that this limitation shall not apply to obligations
issued   or   guaranteed   by  the   U.S.   government   or  its   agencies   or
instrumentalities, or with respect to Pennsylvania, Tax Exempt and Institutional Tax Exempt, to municipal securities and certificates of deposit and bankers' acceptances issued by domestic branches of U.S.
banks.

9........Warrants

 .........Tax Exempt and Institutional Tax Exempt* may not invest more than 5% of their total net assets in warrants, and, of this amount, no more than 2% of the Fund's total net assets may be invested in warrants that are listed on neither the New York nor the American Stock Exchange.

10.......Ownership by Trustees/Officers

 .........Neither  Money  Market,  Tax  Exempt,  Treasury,   Institutional  Money
Market*, Institutional Tax Exempt* nor Institutional Treasury* may purchase or retain the securities of any issuer if (i) one or more officers or Trustees of a Fund or its investment adviser individually owns or would own, directly or beneficially, more than 1/2 of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities.

11.......Short Sales

 .........Neither  Money  Market,  Tax  Exempt,  Treasury,   Institutional  Money
Market*, Institutional Tax Exempt* nor Institutional Treasury* may make short sales of securities or maintain a short position; except that, in the case of Treasury, Institutional Treasury, Institutional Tax Exempt and Institutional Money Market, at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

12.......Lending of Funds and Securities

 .........Tax  Exempt and  Institutional  Tax Exempt may not lend their  funds to other persons; however, they may purchase issues of debt securities, enter into repurchase agreements and acquire privately negotiated loans made to municipal borrowers.

 .........Money Market and Institutional Money Market may not lend their funds to other persons, provided that they may purchase money market securities or enter into repurchase agreements.

 .........Treasury and Institutional  Treasury will not lend any of their assets, except that they may purchase or hold U.S. Treasury obligations, including repurchase agreements.

 .........Neither  Money Market,  Pennsylvania,  Tax Exempt,  Institutional Money
Market nor Institutional Tax Exempt may lend its portfolio securities, unless the borrower is a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash, letters of credit or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the current market value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's total assets (5% in the case of Pennsylvania).

13.......Commodities

 .........  Money  Market,  Tax  Exempt,   Treasury*,   Institutional  Treasury*,
Institutional Money Market* and Institutional Tax Exempt* may not purchase, sell or invest in commodities, commodity contracts or financial futures contracts.

14.......Real Estate

 .........The Funds may not purchase,  sell or invest in real estate or interests in real estate, except that Money Market and Institutional Money Market may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts, Tax Exempt and Institutional Tax Exempt may purchase municipal securities and other debt securities secured by real estate or interests therein and Pennsylvania may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

15.......Borrowing, Senior Securities, Reverse Repurchase Agreements

 ......... Money Market, Tax Exempt, Institutional Money Market and Institutional
Tax Exempt may not borrow money, issue senior securities or enter into reverse repurchase agreements, except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing, provided that the Fund will not purchase any securities at times when any borrowings (including reverse repurchase agreements) are outstanding. The Funds will not enter into reverse repurchase agreements exceeding 5% of the value of their total assets.

 .........Pennsylvania  shall not  borrow  money,  issue  senior  securities,  or pledge, mortgage or hypothecate its assets, except that the Fund may borrow from banks if immediately after each borrowing there is asset coverage of at least 300%.

 .........Treasury  and  Institutional  Treasury will not issue senior securities except that each Fund may borrow money directly, as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets, or in an amount up to one- third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any such borrowings need not be collateralized. Each Fund will not purchase any securities while borrowings in excess of 5% of the total value of its total assets are outstanding. Each Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes. Treasury and Institutional Treasury will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In these cases, Treasury and Institutional Treasury may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

16.......Options

 .........Money Market, Tax Exempt, Institutional Money Market* and Institutional
Tax Exempt* may not write, purchase or sell put or call options, or combinations thereof, except Money Market and Institutional Money Market may do so as permitted under "Description of the Funds - Investment Objective and Policies" in each Fund's Prospectus and Tax Exempt and Institutional Tax Exempt may purchase securities with rights to put securities to the seller in accordance with its investment program.

 .........Pennsylvania shall not write, purchase or sell puts, calls, warrants or options or any combination thereof, except that the Fund may purchase securities with put or demand rights.

17.......Investment in Municipal Securities

 .........Pennsylvania,  Tax Exempt and  Institutional  Tax Exempt may not invest more than 20% of its total assets in securities other than municipal securities (as described under "Description of Funds - Investment Objectives and Policies" in each Fund's Prospectus), unless extraordinary circumstances dictate a more defensive posture.

18.......Investment in Money Market Securities

 .........Money Market may not purchase any securities other than money market instruments(as described under "Description of Funds - Investment Objectives and Policies" in the Fund's Prospectus).

19.......Investing in Securities of Other Investment Companies

 .........Treasury*,  Money Market*,  Pennsylvania*,  Tax Exempt*,  Institutional
Treasury*, Institutional Money Market* and Institutional Tax Exempt* will purchase securities of investment companies only in open-market transactions involving customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and therefore any investment by the Funds in shares of another investment company would be subject to such duplicate expenses.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

CERTAIN RISK CONSIDERATIONS

 ...........There  can be no assurance  that a Fund will  achieve its  investment objective and an investment in the Fund involves certain risks which are described under "Description of the Funds - Investment Objectives and Policies" in each Fund's Prospectus.

MANAGEMENT

The age, address and principal occupation of the Trustees and executive officers of Evergreen Investment Trust (formerly First Union Funds), The Evergreen Municipal Trust, Evergreen Tax Free Trust (formerly FFB Funds Trust) and Evergreen Money Market Trust (each a "Trust" and collectively the "Trusts"), during the past five years are set forth below:

Laurence B. Ashkin (68), 180 East Pearson Street, Chicago, IL-Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

Foster Bam (69), 2 Greenwich Plaza, Greenwich, CT-Trustee. Partner in the law firm of Cummings and Lockwood since 1968.

James S. Howell (72), 4124 Crossgate Road, Charlotte, NC-Chairman and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

Gerald  M.  McDonnell  (57),  209  Harris  Drive,  Norfolk,   NE-Trustee.  Sales
Representative with Nucor-Yamoto Inc. (steel producer) since 1988.

Thomas L. McVerry (58), 4419 Parkview Drive, Charlotte, NC-Trustee. Director of Carolina Cooperative Federal Credit Union since 1990.

William Walt Pettit* (41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC-Trustee. Partner in the law firm Holcomb and Pettit, P.A. since 1990.

Russell A. Salton, III, M.D. (49), 205 Regency Executive Park, Charlotte, NC-Trustee. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1995; President, Primary Physician Care from 1990 to 1995.

Michael S. Scofield (53), 212 S. Tryon Street Suite 1280, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since 1969.

Robert J. Jeffries (73), 2118 New Bedford Drive, Sun City Center, FL-Trustee Emeritus. Corporate consultant since 1967.

John J. Pileggi (37), 237 Park Avenue, Suite 910, New York, NY-President and Treasurer. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992.

Joan V. Fiore (40), 237 Park Avenue, Suite 910, New York, NY-Secretary. Managing Director and Counsel, Furman Selz LLC since 1991; Staff Attorney, Securities and Exchange Commission from 1986 to 1991.

The officers listed above hold the same positions with thirteen investment companies offering a total of forty-one investment funds within the Evergreen mutual fund complex. Messrs. Howell, Salton and Scofield are Trustees of all thirteen investment companies. Messrs. McDonnell, McVerry and Pettit are Trustees of twelve of the investment companies (excluded is Evergreen Variable Trust). Messrs. Ashkin, Bam and Jeffries are Trustees of eleven of the investment companies (excluded are Evergreen Variable Trust and Evergreen Investment Trust.)
----------

* Mr. Pettit may be deemed to be an "interested person" within the meaning of the 1940 Act.

The officers of the Trusts are all officers and/or employees of Furman Selz LLC. Furman Selz LLC is an affiliate of Evergreen Funds Distributor, Inc., the distributor of each Class of shares of each Fund.

The Funds do not pay any direct remuneration to any officer or Trustee who is an "affiliated person" of either First Union National Bank of North Carolina or Evergreen Asset Management Corp. or their affiliates. See "Investment Adviser." Currently, none of the Trustees is an "affiliated person" as defined in the 1940 Act. Evergreen Investment Trust, Evergreen Money Market Trust and The Evergreen Municipal Trust pay each Trustee who is not an "affiliated person" an annual retainer and a fee per meeting attended, plus expenses. The Evergreen Tax Free Trust pays each Trustee who is not an "affiliated person" a fee per meeting attended, plus expenses, as follows:

Name of Fund                    Annual Retainer             Meeting Fee

Evergreen Investment Trust -    $15,000*                    $2,000*
    Treasury

Evergreen Money Market Trust -  $4,000**
    Money Market                                            $100
    Institutional Money Market                              $100
    Institutional Treasury                                  $100

The Evergreen Municipal Trust -       **
    Tax Exempt                                              $100
    Institutional Tax Exempt                                $100

Evergreen Tax Free Trust -      -0-
    Pennsylvania                                            $100

---------------------------

* The annual retainer and the per meeting fee paid by Evergreen Investment Trust to each Trustee are allocated among its fourteen series.

** Allocated among the Evergreen Money Market Trust (which offers three investment series) and The Evergreen Municipal Trust (which offers five investment series).


In addition:

  (1) Each non-affiliated Trustee is paid a fee of $500 for each special telephonic meeting in which he participates, regardless of the number of Funds for which the meeting is called.

  (2) The Chairman of the Board of the Evergreen group of mutual funds is paid an annual retainer of $5,000, and the Chairman of the Audit Committee is paid an annual retainer of $2,000. These retainers are allocated among all the funds in the Evergreen group of mutual funds, based upon assets.

  (3)     Each member of the Audit Committee is paid an annual retainer of $500.

  (4) Any individual who has been appointed as a Trustee Emeritus of one or more funds in the Evergreen group of mutual funds is paid one-half of the fees that are payable to regular Trustees.

     Set forth below for each of the Trustees is the aggregate compensation paid to such Trustees by each of Evergreen Investment Trust, The Evergreen Municipal Trust and Evergreen Money Market Trust for the fiscal year ended August 31, 1996 and by Evergreen Tax Free Trust for the period January 19, 1996 (the date of their election as Trustees) through August 31, 1996.

                                                                      Total
                            Aggregate Compensation From Trust       Compensation
                    Evergreen   The                                  From Trusts
                    Money       Evergreen     Evergreen   Evergreen   & Fund
Name of             Market      Municipal     Investment  Tax Free  Complex Paid
Trustee             Trust       Trust         Trust       Trust      to Trustees


Laurence Ashkin    $4,108       $4,038             0      $ 611       $33,050

Foster Bam          4,108        4,038             0        611        33,050

James S. Howell     4,466        4,287        25,779        606        62,825

Gerald M.           4,018        3,963        22,166        606        56,300
 McDonnell

Thomas L.           4,190        4,053        22,706        606        57,425
 McVerry

William Walt        3,968        3,927        21,987        606        55,925
 Pettit

Russell A.          3,968        3,927        21,987        606        58,575
 Salton, III, M.D.

Michael S.          3,968        3,927        21,987        606        58,575
 Scofield

Robert Jeffries*    2,648        2,686             0        311        21,813
--------------------

*  Robert J. Jeffries has been serving as a Trustee Emeritus since January 1,
1996.

      As of the date of this Statement of Additional Information, the officers and Trustees of each of the Trusts as a group owned less than 1% of the outstanding shares of any of the Funds.

     Set forth below is information with respect to each person, who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of each Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of August 31, 1996.


                                    Name of                          % of
Name and Address*                   Fund/Class       No. of Shares   Class/Fund
------------------                  ----------       -------------   ----------

First Union National Bank of FL   Money Market/A    441,116,098   25.13% /16.73%
Attn: Cap Account Dept.
One First Union Center
Charlotte, NC  28288

First Union National Bank of NC   Money Market/A    189,391,713   10.70% / 7.18%
Cap Account
Attn: Shelia Bryendon CMG 1164
One First Union Center
301 S. College Street
Charlotte, NC  28202-6000


First Union National Bank of NJ   Money Market/A    105,731,878    6.02% / 4.01%
Attn: Cap Account Dept.
One First Union Center
Charlotte, NC  28288

First Union National Bank         Money Market/A    212,302,903   12.09% / 8.05%
Trust Accounts
Attn Ginny Batten CMG 1151-2
401 Tryon Street 3rd Fl.
Charlotte NC 28288

First Union National Bank         Money Market/Y    176,135,042  26.22% / 6.68%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

First Union Insurance Group       Money Market/Y     35,800,000   5.33% / 1.36%
Attn Harry Laderer
301 S. Tryon Street
Charlotte, NC  28288-0001
                                                                 12


First Union National Bank of FL   Tax-Exempt/A      194,707,088  29.47% / 15.23%
Attn:  Cap Account Dept.
One First Union Center
Charlotte, NC  28288

First Union National Bank of NC   Tax-Exempt/A      148,212,559  22.43% / 11.60%
Cap Account
Attn: Shelia Bryendon CMG 1164
One First Union Center
301 S. College Street
Charlotte, NC  28288-0001


First Union National Bank of GA   Tax-Exempt/A       38,452,170    5.82% / 3.01%
Attn: Cap Account Dept.
One First Union Center
Charlotte, NC  28288

First Union National Bank         Tax-Exempt/A      58,110,478    8.80% /14.55%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-151
301 S. Tryon Street
Charlotte, NC  28288


First Union National Bank         Tax-Exempt/Y     105,527,990   17.09% /8.26%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-151
301 S. Tryon Street
Charlotte, NC  28288


St Joe Forest Prod Specl Acct      Tax-Exempt/Y     71,030,564   11.50%/5.56%
Attn Susan Bacher Treas Mgr.
301 S. Tryon Street
Charlotte, NC 28288

St Joe Industries Inc. Special    Tax-Exempt/Y     64,548,439   10.45%/5.05%
Attn David Childers III
301 S. Tryon Street
Charlotte, NC 28288


First Union National Bank of FL   Treasury/A       441,570,610  16.03% / 13.11%
Attn: Cap Account Dept.
One First Union Center
Charlotte, NC  28288

First Union National Bank of NC   Treasury/A       270,046,253   10.36% / 8.02%
Attn: Cap Account Dept.
One First Union Center
301 S. College Street
Charlotte, NC  28202-6000

First Union National Bank of VA   Treasury/A       152,550,548   5.85% / 4.53%
Attn: Cap Account Dept.
One First Union Center
Charlotte, NC  28288

First Union National Bank of NC   Treasury/A       858,336,465   32.91% / 25.49%
Trust Accounts
Attn: Ginny Batten
11th  Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001


First Union National Bank of NC   Treasury/Y       685,143,280   90.15% / 20.34%
Trust Accounts
Attn: Ginny Batten
11th  Floor CMG-1151
301 S. Tryon Street
Charlotte, NC  28288-0001

Dalick Feith &                    Pennsylvania/Y     2,849,082   5.89% / 4.04%
Rose Feith JT Ten
301 S. Tryon Street
Charlotte, NC  28288-0001

Johnathan B Detwiller             Pennsylvania/Y       2,873,457    5.95%/ 4.07%
C/O First Union National Bank
301 S. Tryon Street
Charlotte, NC 28288-0001

First Union National Bank         Pennsylvania/Y      14,284,140   29.55%/20.25%
Trust Accounts
Attn Ginny Batten CMG 11512
301 S. Tryon Street
Charlotte, NC 28288-0001

First Union Nation Bank of PA     Pennsylvania/A      18,119,249   81.63%/25.69%
Attn Cap Account Dept.
One First Union Center
Charlotte NC 28288


     Form Union National Bank of North Carolina and its affiliates act in various capacities for numerous accounts. As a result of its ownership on August 31, 1996, of 90.15% of Class Y shares and 43.27% Class A shares of Treasury Money Market Fund, 29.55% and 81.63%, respectively, of Class Y and Class A shares of Pennsylvania Money Market Fund, 26.22% of Class Y and 54.04% of Class A shares of Money Market Fund and 66.52% of Tax Exempt Money Market Fund, First Union may be deemed to "control" those Funds as that term is defined in the 1940 Act.

                           INVESTMENT ADVISERS
     (See also "Management of the Funds" in each Fund's Prospectus)

The investment adviser of Money Market and Tax Exempt is Evergreen Asset Management Corp., a New York corporation, with offices at 2500 Westchester Avenue, Purchase, New York ("Evergreen Asset" or the "Adviser."). Evergreen Asset is owned by First Union National Bank of North Carolina ("FUNB" or the "Adviser") which, in turn, is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered in Charlotte, North Carolina. The investment adviser of Treasury, Institutional Treasury, Institutional Money Market, Institutional Tax Exempt and Pennsylvania is FUNB which provides investment advisory services through its Capital Management Group. The Directors of Evergreen Asset are Richard K. Wagoner and Barbara I. Colvin. The executive officers of Evergreen Asset are Stephen A. Lieber, Chairman and Co-Chief Executive Officer, Nola Maddox Falcone, President and Co-Chief Executive Officer, and Theodore J. Israel, Jr., Executive Vice President.

On June 30, 1994, Evergreen Asset and Lieber and Company ("Lieber") were acquired by First Union through certain of its subsidiaries. Evergreen Asset was acquired by FUNB, a wholly-owned subsidiary (except for directors' qualifying shares) of First Union, by merger into EAMC Corporation ("EAMC") a wholly-owned subsidiary of FUNB. EAMC then assumed the name "Evergreen Asset Management Corp." and succeeded to the business of Evergreen Asset. Contemporaneously with the succession of EAMC to the business of Evergreen Asset and its assumption of the name "Evergreen Asset Management Corp.", Money Market and Tax Exempt entered into a new investment advisory agreement with EAMC and into a distribution agreement with Evergreen Funds Distributor, Inc. (the "Distributor"), an affiliate of Furman Selz LLC. At that time, EAMC also entered into a new sub-advisory agreement with Lieber pursuant to which Lieber provides certain services to Evergreen Asset in connection with its duties as investment adviser.

The partnership interests in Lieber, a New York general partnership, were acquired by Lieber I Corp. and Lieber II Corp., which are both wholly-owned subsidiaries of FUNB. The business of Lieber is being continued. The new advisory and sub-advisory agreements were approved by the shareholders of Money Market and Tax Exempt at their meeting held on June 23, 1994, and became effective on June 30, 1994.

Prior to January 1, 1996, First Fidelity Bank, N.A. ("First Fidelity") acted as investment adviser to Pennsylvania. On June 18, 1995, First Union entered into an Agreement and Plan of Merger (the "Merger Agreement") with First Fidelity Bancorporation ("FFB"), the corporate parent of First Fidelity which provided, among other things, for the merger (the "Merger") of FFB with and into a wholly-owned subsidiary of First Union. The Merger was consummated on January 1, 1996. As a result of the Merger, FUNB and its wholly-owned subsidiary, Evergreen Asset succeeded to the investment advisory and administrative functions currently performed by various units of First Fidelity.

Under its Investment Advisory Agreement with each Fund, each Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, each Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining their registration under the Securities Act of 1933, as amended, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholder meetings and reports to shareholders. Notwithstanding the foregoing, each Adviser will pay the costs of printing and distributing prospectuses used for prospective shareholders.

     The method of computing the investment advisory fee for each Fund is described in such Fund's Prospectus. The advisory fees paid by each Fund for the three most recent fiscal periods reflected in its registration statement are set forth below:




TAX EXEMPT           Year Ended          Year Ended         Year Ended
                     8/31/96             8/31/95            8/31/94
Advisory Fee         $5,540,924         $2,329,035          $2,126,246

Waiver               (1,243,131)         (558,942)          (1,256,653)
                     -----------         ---------          ----------
Net Advisory Fee     $4,297,793         $1,770,093          $869,593
                     ===========         =========           =========

MONEY MARKET         Year Ended         Year Ended         Year Ended
                     8/31/96            8/31/95            8/31/94
Advisory Fee         $8,346,173        $1,831,518         $1,245,513

Waiver               (2,427,423)        (732,723)          (974,438)
                     -----------        ---------          ---------
Net Advisory Fee     $5,918,750        $1,098,795         $271,075
                      =========         =========          =========

PENNSYLVANIA         Six Months         Year Ended         Year Ended
                     ended 8/31/96*     2/29/96            2/28/95
Advisory Fee         $148,591           $312,440           $85,049

Waiver               (59,186)           (241,213)           (85,049)
                     --------           ---------           ---------
Net Advisory Fee     $89,405            $ 71,227            $      0
                     =======            =========           =========

 TREASURY            Year Ended        Eight Months        Year Ended
                                                              Ended
                     8/31/96           8/31/95**           12/31/94
Advisory Fee         $8,857,503        $2,814,251          $2,549,955

Waiver               (2,109,068)       (1,258,611)        (1,948,237)
                     ----------         ---------          ---------
Net Advisory Fee     $6,748,435        $1,555,640          $601,718
                      =========         =========           =========
--------------------

* The Fund changed its fiscal year from February 28 to August 31.

** The Fund changed its fiscal year from December 31 to August 31.


Expense Limitations

Evergreen Asset as Adviser to Money Market and Tax Exempt has, pursuant to each Investment Advisery Agreement, agreed to reimburse each Fund to the extent that any of these Funds' aggregate operating expenses (including the Adviser's fee, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, and for such Funds Class A and Class B shares, as applicable, Rule 12b-1 distribution fees and shareholder servicing fees payable) exceed 1.00% of their average net assets for any fiscal year. FUNB as Adviser to Institutional Money Market, Institutional Tax Exempt and Institutional Treasury has voluntarily agreed to reimburse each Fund to the extent that any of these Funds' aggregate operating expenses (including the Adviser's fee, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, and for such Funds Institutional Service shares Rule 12b-1 distribution fees and shareholder servicing fees payable) exceed .20 of 1.00% of their average net assets for any fiscal year for Institutional Class Shares and .45 of 10% for Insitutional Service Class shares.

The Investment Advisory Agreements are terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of each Fund's outstanding shares, or by a vote of a majority of each Trust's Trustees or by the respective Adviser. The Investment Advisory Agreements will automatically terminate in the event of their assignment. Each Investment Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder. The Investment Advisory Agreements with respect to Money Market and Tax Exempt, dated June 30, 1994, were each last approved by the Trustees of each Trust on February 8, 1996 and will continue from year to year provided that such continuance is approved annually by a vote of a majority of the Trustees of each Trust including a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting duly called for the purpose of voting on such approval or a majority of the outstanding voting shares of each Fund. With respect to Treasury, the Investment Advisory Agreement dated February 28, 1985 and amended from time to time thereafter was last approved by the Trustees on February 8, 1996 and it will continue from year to year with respect to each Fund provided that such continuance is approved annually by a vote of a majority of the Trustees including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of the Fund. With respect to Pennsylvania, the Investment Advisory Agreement dated January 1, 1996 was first approved by the shareholders of the Fund on December 12, 1995 and will continue until January 1, 1998 and from year to year with respect to the Fund provided that such continuance is approved annually by a vote of a majority of the Trustees including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of the Fund. With respect to Institutional Money

Market,  Institutional  Tax Exempt and  Institutional  Treasury,  the Investment
Advisory Agreements dated September 30, 1996 were approved by each Fund's initial shareholder on September 30, 1996, and will continue in effect until September 30, 1998, and thereafter from year to year provided that their continuance is approved annually by a vote of a majority of the Trustees of each Trust including a majority of those Trustees who are not parties thereto or "interested persons" of any such party cast in person at a meeting duly called for the purpose of voting on such approval or by a vote of a majority of the outstanding voting securities of each Fund.

Certain other clients of each Adviser may have investment objectives and policies similar to those of the Funds. Each Adviser (including the sub-adviser) may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of each Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including one or more of the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

Although the investment objectives of the Funds are not the same, and their investment decisions are made independently of each other, they rely upon the same resources for investment advice and recommendations. Therefore, on occasion, when a particular security meets the different investment objectives of the various Funds, they may simultaneously purchase or sell the same security. This could have a detrimental effect on the price and quantity of the security available to each Fund. If simultaneous transactions occur, the Adviser attempts to allocate the securities, both as to price and quantity, in accordance with a method deemed equitable to each Fund and consistent with their different investment objectives. In some cases, simultaneous purchases or sales could have a beneficial effect, in that the ability of one Fund to participate in volume transactions may produce better executions for that Fund.

Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and the other registered investment companies for which either Evergreen Asset or FUNB acts as investment adviser or between the Fund and any advisory clients of Evergreen Asset, FUNB or Lieber. Each Fund may from time to time engage in such transactions but only in accordance with these procedures and if they are equitable to each participant and consistent with each participant's investment objectives.

Prior to July 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provided legal, accounting and other administrative personnel and support services to each of the portfolios of Evergreen Investment Trust. The Trust paid a fee for such services at the following annual rate: .15% on the first $250 million average daily net assets of the Trust; .125% on the next $250 million; .10% on the next $250 million and .075% on assets in excess of $250 million. For the fiscal year ended August 31, 1996, the fiscal period ended August 31, 1995 and the fiscal year ended December 31, 1994, Treasury incurred $1,264,550, $601,034 and $462,002, respectively, in administrative service costs.

Prior to January 19, 1996, Furman Selz LLC acted as administrator for Pennsylvania. For the fiscal period ended January 18, 1996 and the fiscal years ended February 28, 1995 and 1994 Furman Selz LLC waived its entire administrative fee.

On July 1, 1995, Evergreen Asset, in the case of each of the portfolios of Evergreen Investment Trust, on January 19, 1996, in the case of Pennsylvania, and on the date of this Statement of Additional Information in the case of Institutional Treasury, Institutional Money Market and Institutional Tax Exempt, commenced providing administrative services for a fee based on the average daily net assets of each fund administered by Evergreen Asset for which Evergreen Asset or FUNB also serve as investment adviser, calculated daily and payable monthly at the following annual rates: .050% on the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30
billion.   Furman  Selz  LLC  an  affiliate  of  the   Distributor,   serves  as
sub-administrator to Treasury, Institutional Treasury, Institutional Money Market, Institutional Tax Exempt and Pennsylvania and is entitled to receive a fee based on the average daily net assets of Treasury, Institutional Treasury, Institutional Money Market, Institutional Tax Exempt and Pennsylvania at a rate from the Fund calculated on the total assets of the mutual funds administered by Evergreen Asset for which FUNB or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion;
 .0040% on assets in excess of $25 billion. The total assets of mutual funds administered by Evergreen Asset for which Evergreen Asset or FUNB serve as investment adviser as of August 31, 1996 were approximately $15.7 billion.


DISTRIBUTION PLANS

Reference is made to "Management of the Funds - Distribution Plans and Agreements" in the Prospectus of each Fund for additional disclosure regarding the Funds' distribution arrangements. Distribution fees are accrued daily and paid monthly on the Class A shares of Money Market, Tax Exempt, Treasury, Pennsylvania, Institutional Service shares of Intitutional Treasury, Institutional Money Market and Institutional Tax Exempt, and for Money Market, its Class B shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares.

Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Institutional Service and Class B shares, as applicable, (to the extent that each Fund offers such classes) (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of each Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of Trustees who are not "interested persons" of each Trust (as defined in the 1940 Act) are committed to the discretion of such disinterested Trustees then in office.

Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

Money Market commenced offering Class A and Class B shares and Tax Exempt commenced offering Class A shares, on January 3, 1995. Each Plan with respect to such Funds became effective on December 30, 1994 and was initially approved by the sole shareholder of each Class of shares of each Fund with respect to which a Plan was adopted on that date and by the unanimous vote of the Trustees of each Trust, including the disinterested Trustees voting separately, at a meeting called for that purpose and held on December 13, 1994. The Distribution Agreements between each Fund and the Distributor, pursuant to which distribution fees are paid under the Plans by each Fund with respect to its Class A and Class B shares were also approved at the December 13, 1994 meeting by the unanimous vote of the Trustees, including the disinterested Trustees voting separately. Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of each Trust or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Class, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as Trustees of the Trust) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

Prior to July 8, 1995, Federated Securities Corp., a subsidiary of Federated Investors, served as the distributor for Treasury as well as other portfolios of Evergreen Investment Trust. The Distribution Agreement between Treasury and the Distributor pursuant to which distribution fees are paid under the Plan by Treasury with respect to its Class A shares was approved on June 15, 1995 by the unanimous vote of the Trustees including the disinterested Trustees voting separately. In the case of Pennsylvania, FFB Funds Distributor, Inc. served as distributor prior to January 19, 1996. The Distribution Agreement between Pennsylvania and the Distributor pursuant to which distribution fees are paid under the Plan by Pennsylvania with respect to its Class A shares was approved on January 19, 1996 by the unanimous vote of the Trustees including the disinterested Trustees voting separately.

On October 1, 1996 Institutional Money Market, Institutional Tax Exempt and Institutional Treasury commenced the offering of each Fund's Institutional Service shares. Each Plan with respect to such Funds became effective on August 1, 1996 and was initially approved by the sole shareholder of each Fund on September 30, 1996 and by the unanimous vote of the Trustees of each Trust, including the disinterested Trustees voting separately, at a meeting called for that purpose and held on August 1, 1996. The Distribution Agreements between each Fund and the Distributor, pursuant to which distribution fees are paid under the Plans by each Fund with respect to its Institutional Service shares were also approved at the August 1, 1996 meeting by the unanimous vote of the disinterested Trustees voting separately. Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of each Trust or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class and, in either case, by a majority of the Trustees of the
                                                                 20

Trust who are not parties to the Distribution Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as Trustees of the Trust) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to each Fund's Class A, Institutional Service and Class B shares, as applicable. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Funds and holders of each Fund's Class A, Institutional Service, and Class B shares, as applicable and (ii) stimulate administrators to render administrative support services to the Funds and holders of such shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding each Fund's Class A, Institutional Service, and Class B shares, as applicable; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Institutional Service, and Class B shares, as applicable.


In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of shares of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes of shares, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of such Class or Classes of shares through deferred sales charges.

All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of a Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan or Distribution Agreement may be terminated (a) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the Trustees who are not "interested persons" as defined in the 1940 Act, or (b) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

Fees Paid Pursuant to Distribution Plans. Treasury, Money Market, Tax Exempt and Pennsylvania incurred the following distribution service fees:


Treasury.  For the fiscal year ended August 31, 1996, $6,381,827 on behalf of

Class A shares.

Money Market. For the fiscal year ended August 31, 1996, $3,910,297 on behalf of Class A shares and $68,566 behalf of Class B shares.

Tax Exempt. For the fiscal year ended August 31, 1996, $1,898,665 on behalf of Class A shares.

Pennsylvania. For the six months ended August 31, 1996 (commencement of operations), $24,476 on behalf of Class A shares.

Information   pertaining   to  such  fees  for   Institutional   Money   Market,
Institutional Tax Exempt and Institutional Treasury has not been included because these Funds have not completed a full year of operation.

ALLOCATION OF BROKERAGE

Decisions regarding each Fund's portfolio are made by its Adviser, subject to the supervision and control of the Trustees. Orders for the purchase and sale of securities and other investments are placed by employees of the Adviser, all of whom, in the case of Evergreen Asset, are associated with Lieber. In general, the same individuals perform the same functions for the other funds managed by the Adviser. A Fund will not effect any brokerage transactions with any broker or dealer affiliated directly or indirectly with the Adviser unless such transactions are fair and reasonable, under the circumstances, to the Fund's shareholders. Circumstances that may indicate that such transactions are fair or reasonable include the frequency of such transactions, the selection process and the commissions payable in connection with such transactions.

It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between bid and ask prices.

In selecting firms to effect securities transactions, the primary consideration of each Fund shall be prompt execution at the most favorable price. A Fund will also consider such factors as the price of the securities and the size and difficulty of execution of the order. If these objectives may be met with more than one firm, the Fund will also consider the availability of statistical and investment data and economic facts and opinions helpful to the Fund. To the extent that receipt of these services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Under Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules adopted thereunder by the Securities and Exchange Commission, Lieber may be compensated for effecting transactions in portfolio securities for a Fund on a national securities exchange provided the conditions of the rules are met. Each Fund advised by Evergreen Asset has entered into an agreement with Lieber authorizing Lieber to retain compensation for brokerage services. In accordance with such agreement, it is contemplated that Lieber, a member of the New York and American Stock Exchanges, will, to the extent practicable, provide brokerage services to the Fund with respect to substantially all securities transactions effected on the New York and American Stock Exchanges. In such transactions, a Fund will seek the best execution at the most favorable price while paying a commission rate no higher than that offered to other clients of Lieber or that which can be reasonably expected to be offered by an unaffiliated broker-dealer having comparable execution capability in a similar transaction. However, no Fund will engage in transactions in which Lieber would be a principal. While no Fund advised by Evergreen Asset contemplates any ongoing arrangements with other brokerage firms, brokerage business may be given from time to time to other firms. In addition, the Trustees have adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all brokerage transactions with Lieber, as an affiliated broker-dealer, are fair and reasonable.

Any profits from brokerage commissions accruing to Lieber as a result of portfolio transactions for the Fund will accrue to FUNB and to its ultimate parent, First Union. The Investment Advisory Agreements do not provide for a reduction of the Adviser's fee with respect to any Fund by the amount of any profits earned by Lieber from brokerage commissions generated by portfolio transactions of the Fund.

ADDITIONAL TAX INFORMATION

(See also "Taxes" in the Prospectus)

Each Fund other than Institutional Money Market, Institutional Tax Exempt and Institutional Treasury has qualified and intends to continue to qualify, and Institutional Money Market, Institutional Tax Exempt and Institutional Treasury intend to qualify, for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward foreign contracts) derived with respect to its business of investing in such securities; (b) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any). Any dividends received by a Fund from domestic corporations will constitute a portion of the Fund's gross investment income.

Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income. Such distributions are not eligible for the dividends-received deduction. Any loss recognized upon the sale of shares of a Fund held by a shareholder for six months or less will be treated as a long-term capital loss to the extent that the shareholder received a long-term capital gain distribution with respect to such shares.

Distributions of investment company taxable income and any net short-term capital gains will be taxable as ordinary income as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

Distributions by each Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gains or losses will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

Special Tax Considerations for Tax Exempt, Pennsylvania and Institutional Tax Exempt

To the extent that a Fund distributes exempt interest dividends to a shareholder, interest on indebtedness incurred or continued by such shareholder to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by "private activity" bonds (some of which were formerly referred to as "industrial development" bonds) should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds.

The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

NET ASSET VALUE

The following information supplements that set forth in each Fund's Prospectus under the subheading "How to Buy Shares - How the Funds Value Their Shares" in the Section entitled "Purchase and Redemption of Shares".

The public offering price of shares of a Fund is its net asset value. On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which a Fund invests might materially affect the value of Fund shares, the per share net asset value of each such Fund is computed in accordance with the Declaration of Trust and By-Laws governing each Fund twice daily, at 12 noon Eastern time and as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday. Each Fund's securities are valued at amortized cost.
Under this method of valuation, a security is initially valued at its acquisition cost and, thereafter, a constant straight line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. If accurate quotations are not available, securities will be valued at fair value determined in good faith by the Board of Trustees.

PURCHASE OF SHARES

The following information supplements that set forth in each Fund's Prospectus under the heading "Purchase and Redemption of Shares - How To Buy Shares".

General

Shares of each Fund will be offered on a continuous basis at a price equal to their net asset value without any front-end or contingent deferred sales charges or with a contingent deferred sales charge (the "deferred sales charge alternative") as described below. Class Y and Institutional shares which, as described below, are not offered to the general public or which, in the case of Institutional, are only available to investors having certain relationships with the Adviser of its affiliates, are offered without any front-end or contingent sales charges. Shares of each Fund are offered on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Distributor ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Distributor ("selected agents"), or (iii) the
Distributor. For Money Market, Tax Exempt, Pennsylvania and Treasury, the minimum for initial investments is $1,000; there is no minimum for subsequent investments. For Institutional Money Market, Institutional Tax Exempt and
Institutional Treasury, the minimum amount for initial investments is $1,000,000; there is no minimum for subsequent investments. The subscriber may use the Share Purchase Application available from the Distributor for his or her initial investment. Sales personnel of selected dealers and agents distributing a Fund's shares may receive differing compensation for selling Class A, Institutional Service or Class B shares.



Investors may purchase shares of a Fund in the United States either through selected dealers or agents or directly through the Distributor. A Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined, as described below. Orders received by the Distributor prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to the Distributor prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

Following the initial purchase of shares of a Fund, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Share Purchase Application. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("ACH"). If a shareholder's telephone purchase request is received before 3:00 p.m. New York time on a Fund business day, the order to purchase shares is automatically placed the same Fund business day for non-money market funds, and two days following the day the order is received for money market funds, and the applicable public offering price will be the public offering price determined as of the close of business on such business day. Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to a Fund, stock certificates are not issued for any class of shares of any Fund, although such shares remain in the shareholder's account on the records of a Fund. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates.

Alternative Purchase Arrangements

The Funds issue the following classes of shares:

Pennsylvania, Money Market, Tax Exempt, and Treasury: Class A shares;

Money Market: Class B shares, which should only be purchased by investors choosing the deferred sales charge alternative and who contemplate an exchange into Class B shares of other Evergreen funds;

Pennsylvania, Money Market, Tax Exempt and Treasury: Class Y shares, which are offered only to (a) persons who at or prior to December 30, 1994, owned shares in a mutual fund advised by Evergreen Asset, (b) certain investment advisory clients of the Advisers and their affiliates, and (c) institutional investors;

Institutional Money Market, Institutional Tax Exempt and Institutional Treasury:
Institutional Service shares, which are sold to institutional investors; and

Institutional Money Market, Institutional Tax Exempt and Institutional Treasury:
Institutional shares, which are sold to institutional investors who are clients of the Adviser or its affiliates or who have a significant business relationship with the Adviser or its affiliates.


The three classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (I) only Class A and Class B shares are subject to a Rule 12b-1 distribution fee, (II) Class B shares bear the expense of the deferred sales charge, (III) Class B shares bear the expense
                                                                 27


of a higher Rule 12b-1 distribution services fee than Class A shares and higher transfer agency costs, (IV) with the exception of Class Y shares, each Class of each Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid which relates to a specific Class and other matters for which separate Class voting is appropriate under applicable law, provided that, if the Fund submits to a simultaneous vote of Class A and Class B shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, the Class A shareholders and the Class B shareholders will vote separately by Class, and (VI) only the Class B shares are subject to a conversion feature. Each Class has different exchange privileges and certain different shareholder service options available.

The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial. The decision as to which Class of shares of Money Market is more beneficial depends primarily on whether or not the investor wishes to exchange all or part of any Class B shares purchased for Class B shares of another Evergreen mutual fund at some future date. If the investor does not contemplate such an exchange, it is probably in such investor's best interest to purchase Class A shares. Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares.

The Trustees have determined that currently no conflict of interest exists between or among the Class A, Class B and Class Y shares of Money Market, Tax
Exempt, Pennsylvania and Treasury, and the Institutional Service and Institutional shares of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury. On an ongoing basis, the Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Deferred Sales Charge Alternative--Class B Shares

Investors choosing the deferred sales charge alternative purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without a front-end sales charge so that the full amount of the investor's purchase payment is invested in the Fund initially.

Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

Contingent Deferred Sales Charge. Class B shares which are redeemed within seven years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no contingent deferred sales charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

In determining the contingent deferred sales charge applicable to a redemption, it will be assumed, that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over seven years or Class B shares acquired pursuant to reinvestment of dividends or distributions and third of Class B shares held longest during the seven-year period.

To illustrate, assume that an investor purchased 1,000 Class B shares at $1 per share (at a cost of $1,000) and, during such time, the investor has acquired 100 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 500 Class B shares, 100 Class B shares will not be subject to charge because of dividend reinvestment. Therefore, of the $500 of the shares redeemed $400 of the redemption proceeds (400 shares x $1 original purchase price) will be charged at a rate of 4.0% (the applicable rate in the second year after purchase for a contingent deferred sales charge of $16).

The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, or
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2.

Conversion Feature. At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution services fee and transfer agency costs with respect to Class B shares does not result in the dividends or distributions payable with respect to other Classes of a Fund's shares being deemed "preferential dividends" under the Code, and (ii) the conversion of Class B shares to Class A shares does not constitute a taxable event under Federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

GENERAL INFORMATION ABOUT THE FUNDS

(See also "Other Information - General Information" in each Fund's Prospectus) Capitalization and Organization

Evergreen  Money  Market  Fund,  Evergreen  Institutional  Money Market Fund and
Evergreen Institutional Treasury Money Market Fund are each separate series of Evergreen Money Market Trust, a Massachusetts business trust. Evergreen Tax Exempt Money Market Fund and Evergreen Institutional Tax Exempt Money Market Fund are each separate series of The Evergreen Municipal Trust, a Massachusetts business trust. The Evergreen Treasury Money Market Fund (which prior to July 7, 1995 was known as the First Union Treasury Money Market Portfolio) is a separate series of Evergreen Investment Trust, a Massachusetts business trust. On July 7, 1995, First Union Funds changed its name to Evergreen Investment Trust. On December 14, 1992, The Salem Funds changed its name to First Union Funds. The Evergreen Pennsylvania Tax Free Money Market Fund is a separate series of Evergreen Tax Free Trust. Evergreen Tax Free Trust (formerly known as FFB Funds Trust) is a Massachusetts business trust which was organized on December 4, 1985. Each Trust is governed by a board of trustees. Unless otherwise stated, references to the "Board of Trustees" or "Trustees" in this Statement of Additional Information refer to the Trustees of all the Trusts.

Each Fund, other than Pennsylvania, may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Pennsylvania may issue an unlimited number of shares of beneficial interest with a $.001 par value. All shares of these Funds have equal rights and privileges. Each share is entitled to one vote, to participate equally in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of these Funds are fully paid, nonassessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

Under each Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Fund or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Declaration of Trust of each Trust or the 1940 Act.

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

The Trustees of each Trust are authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of a Trust with different investment objectives, policies or restrictions, additional series of shares may be created by one or more Funds. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the Commonwealth of Massachusetts. If shares of another series of a Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.

In addition any Fund may, in the future, create additional classes of shares which represent an interest in the same investment portfolio. Except for the different distribution related and other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

Procedures for calling a shareholders meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of each Fund. The rights of the holders of shares of a series of a Fund may not be modified except by the vote of a majority of the outstanding shares of such series.

An order has been received from the Securities and Exchange Commission permitting the issuance and sale of multiple classes of shares representing interests in each Fund. In the event a Fund were to issue additional classes of shares other than those described herein, no further relief from the Securities and Exchange Commission would be required.

Distributor

Evergreen Funds Distributor, Inc. (the "Distributor"), 230 Park Avenue, New York, New York 10169, serves as each Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of any Fund. The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the agreement between each Fund and the Distributor, each Fund has agreed to indemnify the Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended.

Counsel

Sullivan & Worcester LLP, Washington, D.C., serves as counsel to the Funds.

Independent Auditors

Price Waterhouse LLP has been selected to be the independent auditors of Money Market, Tax Exempt, Institutional Money Market, Institutional Treasury and

Institutional Tax Exempt.

KPMG Peat Marwick LLP has been selected to be the independent auditors of Treasury and Pennsylvania.


PERFORMANCE INFORMATION
YIELD CALCULATIONS

Each Fund may quote a "Current Yield" or "Effective Yield" from time to time. The Current Yield is an annualized yield based on the actual total return for a seven-day period. The Effective Yield is an annualized yield based on a compounding of the Current Yield. These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value will generally equal the total dividends declared with respect to the account.

The yields are then computed as follows:

 Current Yield = Beginning Account Value x 365/7
 Effective Yield = (1 + Total Dividend for 7 days) 365/7-1
 Tax Equivalent Yield =
 Effective Yield
 ----------------------
1 - Fed Tax rate + [state Tax Rate - (state Tax Rate x Fed Tax Rate]

Yield fluctuations may reflect changes in a Fund's net investment income, and portfolio changes resulting from net purchases or net redemptions of the Fund's shares may affect the yield. Accordingly, a Fund's yield may vary from day to day, and the yield stated for a particular past period is not necessarily representative of its future yield. Since the Funds use the amortized cost method of net asset value computation, it does not anticipate any change in yield resulting from any unrealized gains or losses or unrealized appreciation or depreciation not reflected in the yield computation, or change in net asset value during the period used for computing yield. If any of these conditions should occur, yield quotations would be suspended. A Fund's yield is not guaranteed, and the principal is not insured.

Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds' investment portfolios, portfolio maturity, operating expenses and market conditions.

It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

The current yield and effective yield of each Fund (and for Tax Exempt and Pennsylvania, the tax equivalent yield) for the seven-day period ended August 30, 1996 for each Class of shares offered by the Funds is set forth in the table below. The table assumes a Federal tax rate of 36% for Tax Exempt, and a combined Federal and state tax rate for Pennsylvania of 37.8%.

                             Current            Effective   Tax Equivalent
                              Yield               Yield          Yield

Money Market
  Class A                     4.83%               4.95%
  Class B                     4.12%               4.20%
  Class Y                     5.12%               5.25%

Tax Exempt
  Class A                     3.03%               3.08%          4.81%
  Class Y                     3.33%               3.38%          5.29%

Treasury
  Class A                     4.66%               4.77%
  Class Y                     4.96%               5.08%

Pennsylvania
  Class A                     3.07%               5.02%          8.07%
  Class Y                     3.15%               5.14%          8.26%

GENERAL

From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Bank Rate Monitor
National Index which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc., Donoghue's Money Fund Report or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.


Additional Information

Any shareholder inquiries may be directed to the shareholder's broker or to each Adviser at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trusts with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Securities and Exchange Commission in Washington, D.C.

FINANCIAL STATEMENTS

The financial statements of Money Market, Tax Exempt, Treasury and Pennsylvania appearing in their most current fiscal year Annual Report to shareholders and the report thereon of the independent auditors appearing therein, namely Price Waterhouse LLP (in the case of Money Market and Tax Exempt) or KPMG Peat Marwick LLP (in the case of Pennsylvania and Treasury) are incorporated by reference in this Statement of Additional Information. The Annual Reports to Shareholders for each Fund, which contain the referenced statements, are available upon request and without charge. The initial audited statements of Assets and Liabilities of Institutional Money Market, Institutional Tax Exempt and Institutional Treasury as of September 6, 1996 and the reports thereon of Price Waterhouse LLP appearing therein are included in this Statement of Additional Information.




                 EVERGREEN INSTITUTI0NAL MONEY MARKET FUNDS
                     STATEMENT OF ASSETS AND LIABILITIES
                             September 6, 1996




                                                         Institutional
                                     Institutional          Treasury
Assets:                               Money Market        Money Market
                                         Fund                Fund
     Cash                             $      10             $      10
     Deferred organizational expenses    13,700                13,700
                                         ------                -------
        Total assets                     13,710                13,710
                                         ------                ------
                                         ------                ------

Liabilities:

     Organizational expenses payable     13,700                13,700


Net assets:
     Paid-in Capital                         10                    10
                                             ---                   --
     Net assets                              10                    10
                                             --                    --
                                             --                    --

Net asset value per share based on (10
     shares of beneficial interest issued
     and outstanding, respectively,
     unlimited share authorized of
     $.0001 par value)                    $1.00                 $1.00


See accompanying notes to financial statements.

                 EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

                        NOTES TO FINANCIAL STATEMENTS
                              September 6, 1996

Note 1 - Organization

The Evergreen Institutional Money Market Fund ("Money Market") and the Evergreen Institutional Treasury Money Market Fund ("Treasury"), collectively (the "Funds"), are newly organized separate investment series of Evergreen Money Market Trust, an open end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). Money Market and Treasury are part of the Evergreen Institutional Money Market Funds. The Funds have had no operations other than the sale of 10 shares of beneficial interest of Money Market and Treasury to Evergreen Funds Distributors, Inc. ("EFD"), an affiliate of Furman Selz LLC ("Furman Selz").

Note 2 - Investment Advisory and Administration Agreements

Each Fund has agreed to enter into an investment advisory agreement with the Capital Management Group of First Union Bank of North Carolina ("First Union"), pursuant to which First Union will manage each Fund's investments. In consideration of First Union performing its obligations, the Funds will pay to First Union an investment advisory fee accrued daily and payable monthly, at an annual rate of .15 of 1% of its daily net assets.

Each Fund has agreed to enter into an administrative services agreement with Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union, to provide administrative services and to supervise each Fund's daily business affairs. Each Fund will pay Evergreen Asset an administration fee accrued daily and payable monthly, at a rate based on the aggregate average daily net assets of all of the Funds administered by Evergreen Asset for which either Evergreen Asset or First Union serves as investment adviser. The fee is calculated daily and payable monthly at the following annual rates: .050% on the first $7 billion, .035% on the next $3 billion, .030% on the next $5 billion,
 .020% on the next $10 billion, .015% on the next $5 billion and .010% on assets in excess of $30 billion. As of September 6, 1996, the net assets for which either Evergreen Asset or First Union served as investment adviser totaled approximately $16.2 billion.

Furman Selz will serve as sub-administrator and will pay the cost of compensation of the officers of the Funds. Each Fund will pay Furman Selz a fee based on the aggregate average daily net assets of all of the Funds administered by Evergreen Asset for which either Evergreen Asset or First Union serves as investment adviser. The fee is calculated daily and payable monthly at the following annual rates: .010% on the first $7 billion, .0075% on the next
$3 billion, .005% on the next $15 billion and .004% on assets in excess of $25 billion.

                       EVERGREEN INSTITUTIONAL FUNDS
                       NOTES TO FINANCIAL STATEMENTS
                            September 6, 1996

Note 3 - Organizational Costs

First Union has agreed to advance all of the costs incurred and to be incurred in connection with the organization and initial registration of the Funds and the Funds have agreed to reimburse First Union for such costs. These costs have been deferred and will be amortized by each Fund over a period of benefit not to exceed 60 months from the date each Fund commences operations.

Note 4 - Distribution Plans

In connection with distribution plans pursuant to Rule 12b-1 of the Act, each Fund has agreed to enter into a distribution agreement (the "Agreements") with EFD whereby each Fund will compensate EFD for its services at a rate which may not exceed an annual rate of .20 of 1% of a Fund's aggregate average daily net assets. The Agreements provides that EFD will use these fees (i) to compensate broker-dealers or other persons for distributing shares of the Fund, (ii) to otherwise promote the sale of shares of the Fund, (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders.



              EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS
                  STATEMENT OF ASSETS AND LIABILITIES
                          September 6, 1996



                                                     Institutional
                                                       Tax Exempt
Assets:                                               Money Market
                                                          Fund
     Cash                                                $      10
     Deferred organizational expenses                       13,700
                                                            -------
        Total assets                                        13,710
                                                            -------
                                                            -------
Liabilities:

     Organizational expenses payable                        13,700

Net assets:
     Paid-in Capital                                            10
                                                                --
     Net assets                                                 10
                                                                --
                                                                --

Net asset value per share based on 10
     shares of beneficial interest and
     outstanding (unlimited shares
     authorized of $.0001 par value)                        $1.00


See accompanying notes to financial statements.

                 EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS
                         NOTES TO FINANCIAL STATEMENT
                               September 6, 1996

Note 1 - Organization

The Evergreen Institutional Tax Exempt Market Fund (the "Fund") is a newly organized separate investment series of The Evergreen Municipal Trust, an open end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund is part of the Evergreen Institutional Money Market Funds. The Fund has had no operations other than the sale of 10 shares of beneficial interest Evergreen Funds Distributors, Inc. (EFD) an affiliate of Furman Selz LLC ("Furman Selz").

Note 2 - Investment Advisory and Administration Agreements

The Fund has agreed to enter into an investment advisory agreement with the Capital Management Group of First Union Bank of North Carolina ("First Union"), pursuant to which First Union will manage the Fund's investments. In consideration of First Union performing its obligations, the Fund will pay to First Union an investment advisory fee accrued daily and payable monthly, at an annual rate of .15 of 1% of its' daily net assets.

The Fund has agreed to enter into an administrative services agreement with Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union, to provide administrative services and to supervise the Fund's daily business affairs. The Fund will pay Evergreen Asset an administration fee accrued daily and payable monthly, at a rate based on the aggregate average daily net assets of all of the Funds administered by Evergreen Asset for which either Evergreen Asset or First Union serves as investment adviser. The fee is calculated daily and payable monthly at the following annual rates: .050% on the first $7 billion, .035% on the next $3 billion, .030% on the next $5 billion,
 .020% on the next $10 billion, .015% on the next $5 billion and .010% on assets in excess of $30 billion. As of September 6, 1996, the net assets for which either Evergreen Asset or First Union served as investment adviser totaled approximately $16.2 billion.

Furman Selz will serve as sub-administrator and will pay the cost of compensation of the officers of the Fund. The Fund will pay Furman Selz a fee based on the aggregate average daily net assets of all of the Funds administered by Evergreen Asset for which either Evergreen Asset or First Union serves as investment adviser. The fee is calculated daily and payable monthly at the following annual rates: .010% on the first $7 billion, .0075% on the next
$3 billion, .005% on the next $15 billion and .004% on assets in excess of $25 billion.


Note 3 - Organizational Costs

First Union has agreed to advance all of the costs incurred and to be incurred in connection with the organization and initial registration of the Fund and the Fund has agreed to reimburse First Union for such costs. These costs have been deferred and will be amortized by each Fund over a period of benefit not to exceed 60 months from the date the Fund commences operations.

Note 4 - Distribution Plan

In connection with distribution plan pursuant to Rule 12b-1 of the Act, the Fund has agreed to enter into a distribution agreement (the "Agreement") with EFD whereby the Fund will compensate EFD for its services at a rate which may not exceed an annual rate of .20 of 1% of the Fund's aggregate average daily net assets. The Agreement provide that EFD will use this fee (i) to compensate broker-dealers or other persons for distributing shares of the Fund, (ii) to otherwise promote the sale of shares of the Fund, (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders.

APPENDIX "A"


DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group. A Standard & Poor's corporate or municipal bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:


1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2. Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than is higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A--average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service Inc.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

o SP-2 Satisfactory capacity to pay principal and interest.

o SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

o MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service Inc.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

APPENDIX B

Special Considerations Relating to Investment In Pennsylvania Municipal Issuers

The following information as to certain Pennsylvania considerations is given to investors in view of the Evergreen Pennsylvania Tax Free Money Market Fund's policy of investing primarily in securities of Pennsylvania issuers. Such information is derived from sources that are generally available to investors and is believed by the Adviser to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Pennsylvania issuers.

Employment. The industries traditionally strong in Pennsylvania, such as coal, steel and railway, have declined and account for a decreasing share of total employment. Service industries (including trade, health care, government and finance) have grown, however, contributing increasing shares to the Commonwealth's gross product and exceeding the manufacturing sector in each year since 1985 as the largest single source of employment.

While the level of Pennsylvania's population increased 2.3% from 1985 through 1993, nonagricultural employment increased by 8.0% from 1983 through 1993. In contrast, increases in U.S. nonagricultural employment have been greater for the same period, with U.S. employment increasing by 13% from 1985 through 1993. Trends in the unemployment rates of Pennsylvania and the U.S. have been similar from 1985 through 1993. From 1986 to 1990, Pennsylvania's unemployment rate was lower than the U.S. rate. For example, Pennsylvania's unemployment rate for 1989 and 1990 was 4.5% and 5.4%, respectively, while the unemployment rate for the U.S. was 5.3% and 5.5% for the same years. In 1991, 1992 and 1993, Pennsylvania's unemployment rate was 6.9%, 7.5% and 6.8% for the same years.

Commonwealth Debt. Debt service on general obligation bonds of Pennsylvania, except those issued for highway purposes or the benefit of other special revenue funds, is payable from Pennsylvania's general fund, the recipient of all Commonwealth revenues that are not required to be deposited in other funds.

As of June 30, 1994, the Commonwealth had $5,076 million of long-term bonds outstanding, with debt for capital projects constituting the largest dollar amount. Although Pennsylvania's Constitution permits the issuance of an aggregate amount of capital project debt equal to 1.75 times the average annual tax revenues of the preceding five fiscal years, the General Assembly may authorize and historically has authorized a smaller amount. This constitutional limit does not apply to other types of Pennsylvania debt such as electorate approved debt or debt issued to rehabilitate areas affected by disaster. However, the former may be incurred only after the enactment of legislation calling for a referendum and usually specifying the purpose and amount of such debt, followed by electoral approval. Similarly, debt issued to rehabilitate a disaster area must be authorized by legislation which sets the debt limits. These statutory and constitutional limitations imposed on bonds are also applicable to bond anticipation notes.

Pennsylvania cannot use tax anticipation notes or any other form of debt to fund budget deficits between fiscal years. All year-end deficits must be funded within the succeeding fiscal year's budget. Moreover, the principal amount of tax anticipation notes issued and outstanding for the account of a fund during a fiscal year may not exceed 20 percent of that fund's estimated revenues for that fiscal year.

Moral Obligations. The debt of the Pennsylvania Housing Finance Agency ("PHFA"), a state agency which provides housing for lower and moderate income families, and certain obligations of The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospitals Authority") are the only debt bearing Pennsylvania's moral obligation. PHFA's bonds, but not its notes, are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. If there is a potential deficiency in the capital reserve fund or if funds are necessary to avoid default on interest, principal or sinking fund payments on bonds or notes of PHFA, the Governor must place in Pennsylvania's budget for the next succeeding year an amount sufficient to make up any such deficiency or to avoid any such default. The budget which the General Assembly adopts may or may not include such amount. PHFA is not permitted to borrow additional funds as long as any deficiency exists in the capital reserve fund.

In fiscal 1976, the Commonwealth purchased $32.0 million principal amount of notes from PHFA, issued for the purpose of redeeming all outstanding bond anticipation notes and paying unfunded liabilities of PHFA. All such notes have been redeemed by PHFA and the funds returned, with interest, to Pennsylvania. As of December 31, 1994, PHFA had $2,300 million of bonds and notes outstanding.

The Hospitals Authority is a municipal authority organized by the City of Philadelphia (the "City") to, inter alia, acquire and prepare various sites for use as intermediate care facilities for the mentally retarded. In 1986 the Hospitals Authority issued $20.4 million of bonds, which were refunded in 1993 by a $21.1 million bond issue of the Hospitals Authority (the "Hospitals Authority Bonds") for such facilities for the City. The Hospitals Authority Bonds are secured by leases with the City and a debt service reserve fund for which the Pennsylvania Department of Public Welfare (the "Department") has agreed with the Hospitals Authority to request in the Department's annual budget submission to the Governor, an amount of funds sufficient to alleviate any deficiency in the debt service reserve fund that may arise. The budget as finally adopted may or may not include the amount requested. If funds are paid to the Hospitals Authority, the Department will obtain certain rights in the property financed with the Hospitals Authority Bonds in return for such payment.

In response to a delay in the availability of billable beds and the revenues from these beds to pay debt service on the Hospitals Authority Bonds, PHFA agreed in June 1989 to provide a $2.2 million low interest loan to the Hospitals Authority. The loan enabled the Hospitals Authority to make all debt service payments on the Hospitals Authority Bonds during 1990. Enough beds were completed in 1991 to provide sufficient revenues to the Hospitals Authority to meet its debt service payments and to begin repaying the loan from PHFA. As of

December 31, 1994, $1.64 million of the loan was outstanding.

Other Commonwealth Obligations; Pensions. Other obligations of Pennsylvania include long-term agreements with public authorities to make lease payments that are pledged as security for those authorities' revenue bonds and pension plans covering state public school and other employees. The total unfunded accrued liability under these pension plans for their fiscal years ended in 1994 was $2,950 million.

Pennsylvania Agencies. Certain Pennsylvania-created agencies have statutory authorization to incur debt for which legislation providing for state appropriations to pay debt service thereon is not required. The debt of these agencies is supported solely by assets of, or revenues derived from the various projects financed and is not an obligation of Pennsylvania. Some of these agencies, however, are indirectly dependent on Pennsylvania funds through various state-assisted programs. There can be no assurance that in the future assistance of the Commonwealth will be available to these agencies. These entities are as follows: The Delaware River Joint Toll Bridge Commission,
Delaware River Port Authority, Pennsylvania Energy Development Authority, Pennsylvania Higher Education Assistance Agency, Pennsylvania Infrastructure Investment Authority, the Pennsylvania State Public School Building Authority, the Pennsylvania Turnpike Commission, the Pennsylvania Higher Educational Facilities Authority, the Pennsylvania Industrial Development Authority, the Philadelphia Regional Port Authority and the Pennsylvania Economic Development Financing Authority.

Debt of Political Subdivisions and their Authorities. The ability of Pennsylvania's political subdivisions, such as counties, cites and school districts, to engage in general obligation borrowing without electorate approval is generally limited by their recent revenue collection experience, although generally such subdivisions can levy real property taxes unlimited as to rate or amount to repay general obligation borrowings.

Political subdivisions can issue revenue obligations which will not affect their general obligation capacity, but only if such revenue obligations are either limited as to repayment from a certain type of revenue other than tax revenues or projected to be repaid solely from project revenues.

Industrial development and municipal authorities, although created by political subdivisions, can only issue obligations payable solely from the revenues derived from the financed project. If the user of the project is a political subdivision, that subdivision's full faith and credit may back the repayment of the obligations of the industrial development or municipal authority. Often the user of the project is a nongovernmental entity, such as a not-for-profit hospital or university, a public utility or an industrial corporation, and there can be no assurance that it will meet its financial obligations or that the pledge, if any, of property financed will be adequate. Factors affecting the business of the user of the project, such as governmental efforts to control health care costs (in the case of hospitals), declining enrollment and reductions in governmental financial assistance (in the case of universities), increasing capital and operational costs (in the case of public utilities) and economic slowdowns (in the case of industrial corporations) may adversely affect the ability of the project user to pay the debt service on revenue bonds issued on its behalf.


                                                                 45
Many factors affect the financial condition of the Commonwealth and its counties, cities, school districts and other political subdivisions, such as social, environmental and economic conditions, many of which are not within the control of such entities. As is the case with many states and cities, many of the programs of the Commonwealth and its political subdivisions, particularly human services programs, depend in part upon federal reimbursements which have been steadily declining. In recent years the Commonwealth and various of its political subdivisions (including particularly the City of Philadelphia and the City of Scranton) have encountered financial difficulty due to a slowdown in the pace of economic activity in the Commonwealth and to other factors. The Fund is unable to predict what effect, if any, such factors would have on the Fund's investments.


                                                                 46
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PART C.   OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

(a)
 Included in Part A of this Registration Statement:

Evergreen Treasury Money Market Fund
------------------------------------
Financial  Highlights  for the  Class  Y and  Class A  shares  of the  Evergreen
Treasury Money Market Fund for the fiscal period from March 6, 1991 (commencement of operations) through December 31, 1991, the fiscal years ended December 31, 1992, 1993 and 1994, the eight months ended August 31, 1995* and the fiscal year ended August 31, 1996.

Evergreen High Grade Tax-Free Fund
----------------------------------
Financial Highlights for the Class Y shares of the Evergreen High Grade Tax Free Fund for the fiscal period from February 28, 1994 (commencement of class operations) through December 31, 1994, the eight months ended August 31, 1995* and the fiscal year ended August 31, 1996.

Financial Highlights for the Class A shares of the Evergreen High Grade Tax Free Fund for the fiscal period from February 21, 1992 (commencement of class operations) through December 31, 1992, the fiscal years ended December 31, 1993 and 1994, the eight months ended August 31, 1995* and the fiscal year ended August 31, 1996.

Financial Highlights for the Class B shares of the Evergreen High Grade Tax Free Fund for the fiscal period from January 11, 1993 (commencement of class operaitons) through December 31, 1993, the fiscal year ended December 31, 1994, the eight months ended August 31, 1995* and the fiscal year ended August 31, 1996.

Evergreen Florida Municipal Bond Fund
-------------------------------------
Financial Highlights for the Class Y shares of the Evergreen Florida Muncipal Bond Fund for the fiscal period from June 30, 1995 (commencement of class operations) through August 31, 1995** and the fiscal year ended August 31, 1996.

Financial Highlights for the Class A shares of the Evergreen Florida Municipal Bond Fund for the fiscal years ended April 30, 1992 through April 30, 1995, the four months ended August 31, 1995** and the fiscal year ended August 31, 1996.

Financial Highlights for the Class B shares of the Evergreen Florida Municipal Bond Fund for the fiscal period from June 30, 1995 (commencement of class operations) through August 31, 1995** and the fiscal year ended August 31, 1996.

Evergreen Georgia Municipal Bond Fund
-------------------------------------
Financial Highlights for the Class Y shares of the Evergreen Georgia Municipal Bond Fund for the fiscal period February 28, 1994 (commencement of class operations) through December 31, 1994, the eight months ended August 31, 1995* and the fiscal year ended August 31, 1996.

Financial Highlights for the Class A and Class B shares of the Evergreen Georgia Municipal Bond Fund for the fiscal period from July 2, 1993 (commencement of class operations) through December 31, 1993, the fiscal year ended December 31, 1994, the eight months ended August 31, 1995* and the fiscal year ended August 31, 1996.

Evergreen North Carolina Municipal Bond Fund
--------------------------------------------
Financial Highlights for the Class Y shares of the Evergreen North Carolina Municipal Bond Fund for the fiscal period from February 28, 1994 (commencement of class operations) through December 31, 1994, the eight months ended August 31, 1995* and the fiscal year ended August 31, 1996.

Financial Highlights for the Class A and Class B shares of the Evergreen North Carolina Municipal Bond Fund for the fiscal period from January 11, 1993 (commencement of class operations) through December 31, 1993, the fiscal year ended December 31, 1994, the eight months ended August 31, 1995* and the fiscal year ended August 31, 1996.

Evergreen South Carolina Municipal Bond Fund
--------------------------------------------
Financial Highlights for the Class Y shares of the Evergreen South Carolina Municipal Bond Fund for the fiscal period from February 28, 1994 (commencement of class operations) through December 31, 1994.

Financial Highlights for the Class A and Class B shares of the Evergreen South Carolina Municipal Bond Fund for the fiscal period from January 3, 1994 (commencement of class operations) through December 31, 1994, the eight months ended August 31, 1995* and the fiscal year ended August 31, 1996.

Evergreen Virginia Municipal Bond Fund
--------------------------------------
Financial Highlights for the Class Y shares of the Evergreen Virginia Municipal Bond Fund for the fiscal period from February 28, 1994 (commencement of class operations) through December 31, 1994, the eight months ended August 31, 1995* and the fiscal year ended August 31, 1996.

Financial Highlights for the Class A and Class B shares of the Evergreen Virginia Municipal Bond Fund for the fiscal period from July 2, 1993 (commencement of operations) through December 31, 1993, the fiscal year ended December 31, 1994, the eight months ended August 31, 1995* and the fiscal year ended August 31, 1996.

________________________________
* The Fund changed its fiscal year end from December 31, to August 31 ** The Fund changed its fiscal year-end from April 30, to August 31.



Included in Part B of this Registration Statement*:

Statements of Investments of Evergreen High Grade Tax Free Fund, Evergreen Treasury Money Market Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen

Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Virginia Municipal Bond Fund and Evergreen South Carolina Municipal Bond Fund as of August 31, 1996.

Statements of Assets and Liabilities of Evergreen High Grade Tax Free Fund, Evergreen Treasury Money Market Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Virginia Municipal Bond Fund and Evergreen South Carolina Municipal Bond Fund as of August 31, 1996.

Statements of Operations of Evergreen High Grade Tax Free Fund, Evergreen Treasury Money Market Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Virginia Municipal Bond Fund and Evergreen South Carolina Municipal Bond Fund for the year ended August 31, 1996.

Statements of Changes in Net Assets of Evergreen High Grade Tax Free Fund, Evergreen Treasury Money Market Fund, Evergreen Florida Municipal Bond Fund,
Evergreen Georgia Municipal Bond Fund, Evergreen Virginia Municipal Bond and Evergreen South Carolina Municipal Bond Fund for the fiscal periods ended August 31, 1995 and August 31, 1996.

Notes to Financial Statements of Evergreen High Grade Tax Free Fund, Evergreen Treasury Money Market Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Virginia Municipal Bond Fund and Evergreen South Carolina Municipal Bond Fund.

Reports of Independent Auditors relating to each of the aforementioned financial statements.

-------------------------
* Incorporated by reference to the Annual Reports to Shareholders for the fiscal year ended August 31, 1996, which have previously been filed with the Commission, and the Annual and Semi-Annual Reports of Registrant on Form N-SAR for the aforementioned periods.

            (b)   Exhibits:
                   (1) Copy of Declaration of Trust of the Registrant (1); (i) Copy of Amendment to Declaration of Trust (14); (ii) Copy of Form of Amendment to Declaration of Trust(22)
                   (2)  Copy of By-Laws of the Registrant (1);
                        (i) Copy of amendment to the By-Laws of the
                            Registrant (3);
                   (3)  Not applicable;
                   (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (19);
                   (5) Conformed copy of Investment Advisory Contract of the Registrant (21);
                        (i)   Conformed copy of Sub-Advisory Agreement
                              between First Union National Bank of North
                              Carolina and Marvin & Palmer Associates, Inc.(21);
                        (ii)  Conformed copy of Sub-Advisory Agreement
                              between First Union National Bank of North
                        Carolina and Boston International
                              Advisors, Inc. (21);
                   (6) Conformed copy of Distributor's Contract of the Registrant (22);
                        (i) Conformed copy of the previous Distributors Contract of the Registrant (21);
              (7) Conformed copy of Administrative Agreement of the
                        Registrant (22);
                   (7a) Conformed copy of Sub-Administrator Agreement of the
                        Registrant (22);
                   (8)  Conformed copy of Custodian Contract of the
                        Registrant (21);
                   (9) Conformed copy of the Fund Accounting and Shareholder
                        Recordkeeping Agreement of the Registrant (20);
                        (i)   Conformed copy of the previous
                              Transfer Agency and Service Agreement of the
                              Registrant (21);
                   (ii) Conformed copy of Shareholder Services
                                   Plan (21);
                  (iii) Conformed copy of Shareholder Services
                                 Agreement (21);
                  (10)  Copy of Opinion and Consent of Counsel as to
                        legality of shares being registered (8);
                  (11) Copy of Consent of Independent Auditors; + (12) Not applicable; (13) Copy of Initial Capital Understanding (1);
                  (14) Model Plans used in establishment of Retirement
                        Plans (2);
                  (15)  (i)   Distribution Plan;
                    (a) Copy of First Union Emerging Markets
                        Growth Portfolio and First Union
                        International Equity Portfolio -
                         Class B Investment Shares (21);
                               (i)   Copy of First Union South
                                     Carolina Municipal Bond Portfolio -
                                     Class B Investment Shares (21);
                        (ii) Copy of First Union Virginia
                                     Municipal Bond Portfolio, First Union
                                     Georgia Municipal Bond Portfolio,
                                     First Union Florida Municipal Bond
                                     Portfolio - Class B Investment Shares (21);
                        (iii) Copy of First Union Utility
                   Portfolio - Class B Investment Shares (21);
                           (b) First Union Funds - Class C
                                     Investment Shares (17);
                               (i)   Conformed copy of Exhibit to
                                     Class C Investment Shares (21);
                    (c) Conformed copy of First Union Funds -
                         Class D Investment Shares (21);
                        (ii)  Rule 12b-1 Agreement (14);
                        (iii) Copy of Amendment Number 5 to 12b-1 Agreement(21);
                  (16)  Copy of Schedules for Computation of Fund
                        Performance Data (20.);
                  (17)  Copy of Financial Data Schedules; +
                  (18)  Not applicable;
                  (19)  Conformed copy of the Power of Attorney (19).


  +   All exhibits have been filed electronically.
(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A. (File Nos. 2-94560 and 811-4154).
(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File Nos. 2-94560 and 811-4154).
(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on July 30, 1990 on Form N-1A (File Nos. 2-94560 and 811-4154).
(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on August 26, 1992 on Form N-1A (File Nos. 2-94560 and 811-4154).
(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on April 15, 1993 on Form N-1A (File Nos. 2-94560 and 811-4154).
(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed on April 30, 1993 on Form N-1A (File Nos. 2-94560 and 811-4154).
(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on June 14, 1993 on Form N-1A (File Nos. 2-94560 and 811-4154).
(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed on November 2, 1993 on Form N-1A (File Nos. 2-94560 and 811-4154).
(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed on December 29, 1993 on Form N-1A (File Nos. 2-94560 and 811-4154).
(19) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on February 25, 1994 on Form N-1A (File Nos. 2-94560 and 811-4154).
(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed on June 28, 1994 on Form N-1A (File Nos. 2-94560 and 811-4154).
(21) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed on December 30, 1994 on Form N-1A (File Nos. 2-94560 and 811-4154).
(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed on July 6, 1995 on Form N-14 (File Nos. 2-94560 and 811-4154).

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                       as of October 23, 1996

            Shares of beneficial interest

            Evergreen High Grade Tax Free Fund
            a) Y Shares                                     626
            b) Class A Shares                             1,459
            c) Class B Shares                               969

            Evergreen Treasury Money Market Fund
            a) Y Shares                                      148
            b) Class A Shares                              4,601

            Evergreen North Carolina Municipal Bond Fund
            a) Y Shares                                      16
            b) Class A Shares                               308
            c) Class B Shares                             1,566

            Evergreen Florida Municipal Bond Fund
            a) Y Shares                                       19
            b) Class A Shares                              3,150
            c) Class B Shares                                765

            Evergreen Georgia Municipal Bond Fund
            a) Y Shares                                        7
            b) Class A Shares                                101
            c) Class B Shares                                390

            Evergreen Virginia Municipal Bond Fund
            a) Y Shares                                         9
            b) Class A Shares                                 118
            c) Class B Shares                                 244

            Evergreen South Carolina Municipal Bond Fund
            a) Y Shares                                          7
            b) Class A Shares                                   34
            c) Class B Shares                                   127


Item 27.    Indemnification: (1.)

--------------------------------------
(1.)   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 35 filed on February 25, 1994 on Form N-1A (File Nos. 2-94560 and 811-4154).

Item 28.    Business and Other Connections of Investment Adviser:

          (a)  For a  description  of  the  other  business  of  the  investment
               adviser,   see   the   section   entitled   "Management   of  the
               Funds-Investment Adviser" in Part A.

               The Trustees and principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Manager, are set forth in the following tables:


               FIRST UNION NATIONAL BANK OF NORTH CAROLINA
                           BOARD OF DIRECTORS

       Ben Mayo Boddie                    Raymond A. Bryan, Jr.
       Chairman & CEO                     Chairman & CEO
        Boddie-Noell Enterprises, Inc.    T.A. Loving Company
       P.O. Box 1908                      P.O. Drawer 919
       Rocky Mount, NC 27802              Goldsboro, NC 27530

       John F.A.V. Cecil                  John W. Copeland
       President                          President
       Biltmore Dairy Farms, Inc.         Ruddick Corporation
       P.O. Box 5355                      2000 Two First Union Center
       Asheville, NC 28813                Charlotte, NC 28282

       John Crosland, Jr.                 J. William Disher
       Chairman of the Board              Chairman & President
       The Crosland Group, Inc.           Lance Incorporated
       135 Scaleybark Road                P.O. Box 32368
       Charlotte, NC  28209               Charlotte, NC 28232

       Frank H. Dunn                      Malcolm E. Everett, III
       Chairman and CEO                   President
       First Union National Bank          First Union National Bank
         of North Carolina                 of North Carolina
       One First Union Center             310 S. Tryon Street
       Charlotte, NC 28288-0006           Charlotte, NC 28288-0156

       James F. Goodmon                   Shelton Gorelick
       President & Chief                  President
         Executive Officer                SGIC, Inc.
       Capitol Broadcasting               741 Kenilworth Ave., Suite 200
         Company, Inc.                    Charlotte, NC 28204
       2619 Western Blvd.
       Raleigh, NC  27605

       Charles L. Grace                   James E. S. Hynes
       President                          Chairman
       Cummins Atlantic, Inc.             Hynes Sales Company, Inc.
       P.O. Box 240729                    P.O. Box 220948
       Charlotte, NC  28224-0729          Charlotte, NC  28222

       Daniel W. Mathis                   Earl N. Phillips, Jr.
       Vice Chairman                      President
       First Union National Bank          First Factors Corporation
         of North Carolina                P.O. Box 2730
       One First Union Center             High Point, NC  27261
       Charlotte, NC  28288-0009

       J. Gregory Poole, Jr.              John P. Rostan, III
       Chairman & President               Senior Vice President
       Gregory Poole Equipment Company    Waldensian Bakeries, Inc.
       P.O. Box 469                       P.O. Box 220
       Raleigh, NC  27602                 Valdese, NC  28690

       Nelson Schwab, III                 Charles M. Shelton, Sr.
       Chairman & CEO                     Chairman & CEO
       Paramount Parks                     The Shelton Companies, Inc
       8720 Red Oak Boulevard, Suite 315  3600 One First Union Center
       Charlotte, NC  28217               Charlotte, NC  28202

       George Shinn                       Harley F. Shuford, Jr.
       Owner and Chairman                 President and CEO
       Shinn Enterprises, Inc.            Shuford Industries
       One Hive Drive                     P.O. Box 608
       Charlotte, NC  28217               Hickory, NC  28603

               FIRST UNION NATIONAL BANK OF NORTH CAROLINA
                           EXECUTIVE OFFICERS

            James Maynor, President, First Union Mortgage Corporation; Austin
            A. Adams, Executive Vice President; Howard L. Arthur, Senior Vice President; Robert T. Atwood, Executive Vice President and Chief Financial Officer; Marion A. Cowell, Jr., Executive Vice President, Secretary and General Counsel; Edward E. Crutchfield, Jr., Chairman, CEO, First Union Corporation; Frank H. Dunn, Jr., Chairman and CEO; Malcolm E. Everett, III, President; John R. Georgius, President, First Union Corporation; James Hatch, Senior Vice President and Corporate Controller; Don R. Johnson, Executive Vice President; Mark Mahoney, Senior Vice President; Barbara K. Massa, Senior Vice President; Daniel W. Mathis, Vice Chairman; H. Burt Melton, Executive Vice President; Malcolm T. Murray, Jr., Executive Vice President; Alvin T. Sale, Executive Vice President; Louis A. Schmitt, Jr., Executive Vice President; Ken Stancliff, Senior Vice President and Corporate Treasurer; Richard K. Wagoner, Executive Vice President and General Fund Officer.

            All of the Executive Officers are located at the following address: First Union National Bank of North Carolina, One First Union Center, Charlotte, NC 28288.


Item 29. Principal Underwriters

         Evergreen Funds Distributor, Inc. The Director and principal executive officers are:

Director          Michael C. Petrycki

Officers          Robert A. Hering           President
                  Michael C. Petrycki        Vice President
                  Gordon Forrester           Vice President
                  Lawrence Wagner            VP, Chief Financial Officer
                  Steven D. Blecher          VP, Treasurer, Secretary
                  Elizabeth Q. Solazzo       Assistant Secretary
                  Thalia M. Cody             Assistant Secretary

         Evergreen Funds Distributor, Inc. acts as Distributor for the following registered investment companies or separate series thereof:

  Evergreen Trust
        Evergreen Fund
        Evergreen Aggressive Growth Fund
   Evergreen Equity Trust:
        Evergreen Global Real Estate Equity Fund
        Evergreen U.S. Real Estate Equity Fund
        Evergreen Global Leaders Fund
   The Evergreen Limited Market Fund, Inc.
   Evergreen Growth and Income Fund
   The Evergreen Total Return Fund
   The Evergreen American Retirement Trust:
        The Evergreen American Retirement Fund
        Evergreen Small Cap Equity Income Fund
   The Evergreen Foundation Trust:
        Evergreen Foundation Fund
        Evergreen Tax Strategic Foundation Fund
   The Evergreen Municipal Trust:
        Evergreen Short-Intermediate Municipal Fund
        Evergreen Short-Intermediate Municipal Fund-CA
        Evergreen Florida High Income Municipal Bond Fund
        Evergreen Tax Exempt Money Market Fund
        Evergreen Institutional Tax Exempt Money Market Fund
   Evergreen Money Market Trust
        Evergreen Money Market Fund
        Evergreen Institutional Money Market Fund
        Evergreen Institutional Treasury Money Market Fund
   Evergreen Investment Trust
        Evergreen Emerging Markets Growth Fund*
        Evergreen  International Equity  Fund*
        Evergreen  Balanced Fund*
        Evergreen  Value Fund*
        Evergreen  Utility Fund*
        Evergreen Short-Intermediate Bond Fund (formerly Evergreen Fixed Income) Evergreen U.S. Government Fund*
        Evergreen Florida Municipal Bond Fund*
        Evergreen Georgia Municipal Bond Fund*
        Evergreen North Carolina Municipal Bond Fund*
        Evergreen South Carolina  Municipal Bond Fund*
        Evergreen  Virginia  Municipal Bond Fund*
        Evergreen  High Grade Tax Free Fund*
        Evergreen  Treasury  Money Market Fund*
   The Evergreen Lexicon Fund:
        Evergreen Intermediate-Term Government Securities Fund**
        Evergreen Intermediate-Term Bond Fund**
   Evergreen Tax Free Trust:
        Evergreen Pennsylvania Tax Free Money Market Fund***
        Evergreen New Jersey Tax Free Income Fund***
   Evergreen Variable Trust:
        Evergreen VA Fund
        Evergreen VA Growth and Income Fund
        Evergreen VA Foundation Fund
        Evergreen VA Global Leaders Fund

* Prior to July 7, 1995,each Fund was named "First Union" instead of "Evergreen"

** Prior to January 19, 1996, each Fund was a series of the FFB Lexicon Fund.

*** Prior to January 19, 1996, each Fund was a series of FFB Funds Trust.


Item 30. Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577.

First Union National Bank of North Carolina, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288.

State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171.


Item 31. Management Services

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.


Item 32. Undertakings:

         Registrant hereby undertakes to comply with the provision of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 47 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, State of New York, on the 31st day of October, 1996.

                                  EVERGREEN INVESTMENT TRUST

                                        /s/ John J. Pileggi
                                   by-----------------------------
                                        John J. Pileggi, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 47 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                         Title                      Date
-----------                        -----                      ----
/s/John J. Pileggi
-----------------------            President and             October 31, 1996
John J. Pileggi                    Treasurer
by James P. Wallin
Attorney - In - Fact

/s/Joan V. Fiore
-----------------------            Secretary                 October 31, 1996
Joan V. Fiore
by James P. Wallin
Attorney - In - Fact

/s/ Foster Bam
-----------------------            Trustee                   October 31, 1996
Foster Bam
by James P. Wallin
Attorney - In - Fact

/s/ Laurence B. Ashkin
-----------------------            Trustee                   October 31, 1996
Laurence B. Ashkin
by James P. Wallin
Attorney - In - Fact


/s/James S. Howell
-----------------------            Trustee                   October 31, 1996
James S. Howell
by James P. Wallin
Attorney - In - Fact

/s/Gerald M. McDonnell
-----------------------            Trustee                   October 31, 1996
Gerald M. McDonnell
by James P. Wallin
Attorney - In - Fact


/s/Thomas L. McVerry
-----------------------            Trustee                   October 31, 1996
Thomas L. McVerry
by James P. Wallin
Attorney - In - Fact

/s/William Walt Pettit
-----------------------            Trustee                   October 31, 1996
William Walt Pettit
by James P. Wallin
Attorney - In - Fact


/s/Russell A. Salton, III, M.D
------------------------------     Trustee                   October 31, 1996
Russell A. Salton, III, M.D
by James P. Wallin
Attorney - In - Fact

/s/Michael S. Scofield
-----------------------            Trustee                   October 31, 1996
Michael S. Scofield
by James P. Wallin
Attorney - In - Fact

                              JAMES P. WALLIN, ESQ.
                             2500 WESTCHESTER AVENUE
                            Purchase, New York 10577


                                                       October 31, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

   Re    Post-Effective Amendment of
         EVERGREEN INVESTMENT TRUST (formerly First Union Funds) on behalf of its Evergreen High Grade Tax Free Fund, Evergreen Treasury Money Market Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, and Evergreen Virginia Municipal Bond Fund
         Registration No. 2-94560; Investment Company File No.811-4154


Commissioners:

     I have acted as counsel to the above-referenced registrant which proposes to file, pursuant to paragraph (b) of Rule 485 (the "Rule"), Post-Effective Amendment No. 47 (the "Amendment") to its registration statement under the Securities Act of 1933, as amended.

                  Pursuant to paragraph (b)(4) of the Rule, I represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of the Rule.


                                                  Very truly yours,

                                                 /s/James P. Wallin
                                                ---------------------
                                                  James P. Wallin

                               INDEX TO EXHIBITS


Exhibit
Number                   Description

11                       Consent of Independent Accountants
17                       Financial Data Schedules